UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments

June 30, 2015 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 89.7%
COMMON STOCK — 43.0%
Australia — 0.0%
Banking — 0.0%
Westpac Banking Corp. ADR	900	$22,266

Total Australia		22,266

Bahamas — 0.0%
Transportation & Logistics — 0.0%
Ultrapetrol Bahamas Ltd. (a)	1,300	1,469

Total Bahamas		1,469

Belgium — 0.1%
Consumer Products — 0.0%
Anheuser-Busch InBev NV	2,686	321,907

Insurance — 0.1%
Ageas	35,139	1,353,682

Total Belgium		1,675,589

Bermuda — 0.1%
Media — 0.0%
Global Sources Ltd. (a)	185	1,286

Transportation & Logistics — 0.1%
Golar LNG Ltd. (b)	23,660	1,107,288

Total Bermuda		1,108,574

Brazil — 0.1%
Banking — 0.1%
Itau Unibanco Holding SA ADR	33,271	364,318

Insurance — 0.0%
Brasil Insurance Participacoes e Administracao SA (a)	43,000	17,426

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	1,800	11,088

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (c)	45,900	174,879
Cia Paranaense de Energia ADR	3,000	33,000

		207,879

Total Brazil		600,711

Canada — 0.3%
Asset Management — 0.0%
Fairfax India Holdings Corp. (a)	45,500	516,425

Banking — 0.2%
Bank of Nova Scotia	18,500	954,920
Canadian Imperial Bank of Commerce	11,200	825,608
National Bank of Canada	22,400	841,479

		2,622,007

Biotechnology & Pharmaceuticals — 0.0%
QLT, Inc. (a)	10,700	44,191

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	3	115

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Media — 0.0%
Points International Ltd. (a)	200	$2,486

Metals & Mining — 0.1%
Alamos Gold, Inc.	12,000	67,920
AuRico Gold, Inc.	19,300	54,812
Dominion Diamond Corp. (c)	8,400	117,684
Fortuna Silver Mines, Inc. (a)	3,500	12,810
Kinross Gold Corp. (a),(c)	95,700	222,024
MFC Industrial Ltd. (c)	800	3,240
Nevsun Resources Ltd.	10,900	41,093
Silvercorp Metals, Inc.	800	864
Taseko Mines Ltd. (a)	1,500	829

		521,276

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(c)	7,000	44,310
Gran Tierra Energy, Inc. (a),(c)	44,900	133,802
TransGlobe Energy Corp. (c)	3,200	12,768

		190,880

Passenger Transportation — 0.0%
Student Transportation, Inc.	600	2,772

Renewable Energy — 0.0%
Canadian Solar, Inc. (a),(c)	500	14,300

Waste & Environmental Service Equipment & Facility — 0.0%
Progressive Waste Solutions Ltd. (c)	1,800	48,330

Total Canada		3,962,782

Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	7,200	115,344

Real Estate — 0.0%
Parque Arauco SA	71,205	136,780

Total Chile		252,124

China — 0.6%
Automotive — 0.0%
China Automotive Systems, Inc. (a),(c)	2,600	21,892

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	1,900	9,975

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. ADR (a),(c)	47,800	1,172,056

Gaming, Lodging & Restaurants — 0.0%
Homeinns Hotel Group ADR (a)	1,300	40,196

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a)	7,700	325,402

Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	3,000	65,280
CNinsure, Inc. ADR (a),(c)	4,200	37,086

		102,366

Machinery — 0.0%
Hollysys Automation Technologies Ltd.	3,200	76,896

Media — 0.1%
51job, Inc. ADR (a)	300	9,972
Phoenix New Media Ltd. ADR (a)	2,800	22,176

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Renren, Inc. ADR (a)	500	$1,895
SINA Corp. (a)	700	37,496
Sohu.com, Inc. (a),(c)	19,400	1,146,346
Xunlei Ltd. ADR (a)	400	4,816
Zhaopin Ltd. ADR (a),(c)	1,540	23,685

		1,246,386

Metals & Mining — 0.0%
Aluminum Corp. of China Ltd. ADR (a)	300	3,735

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	4,200	245,028
Guangshen Railway Co. Ltd. ADR	200	5,468

		250,496

Real Estate — 0.0%
Nam Tai Property, Inc.	8,600	41,452
Xinyuan Real Estate Co. Ltd. ADR (c)	9,900	31,878

		73,330

Retail Discretionary — 0.3%
Alibaba Group Holding Ltd. ADR (a)	26,431	2,174,478
Vipshop Holdings Ltd. ADR (a),(b)	97,023	2,158,762

		4,333,240

Software — 0.1%
Changyou.com Ltd. ADR (a)	3,700	110,371
Perfect World Co. Ltd. ADR (a),(c)	34,000	673,880

		784,251

Telecommunications — 0.0%
China Unicom Hong Kong Ltd. ADR	600	9,420

Total China		8,449,641

Czech Republic — 0.0%
Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	1,100	2,398

Total Czech Republic		2,398

Denmark — 0.0%
Commercial Services — 0.0%
ISS A/S	7,546	248,981

Total Denmark		248,981

France — 0.1%
Banking — 0.1%
BNP Paribas SA	11,613	701,067
Credit Agricole SA	52,013	773,542

Total France		1,474,609

Germany — 0.8%
Banking — 0.1%
Deutsche Bank AG	23,252	698,611

Biotechnology & Pharmaceuticals — 0.0%
Bayer AG	446	62,426

Health Care Facilities/Services — 0.6%
Fresenius SE & Co. KGaA	131,908	8,463,164

Real Estate — 0.1%
Deutsche Annington Immobilien SE	49,347	1,391,866
Deutsche Wohnen AG	5,441	124,684

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
LEG Immobilien AG	4,314	$299,726

		1,816,276

Total Germany		11,040,477

Greece — 0.1%
Banking — 0.1%
Eurobank Ergasias SA (a)	4,907,894	492,441
Piraeus Bank SA (a)	1,457,647	406,264

		898,705

Real Estate — 0.0%
Grivalia Properties REIC (a)	68,589	523,795

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc.	6,300	77,868
Costamare, Inc.	6,700	123,079
Diana Shipping, Inc. (a)	1,900	13,395
Paragon Shipping, Inc. A Shares (a)	400	284
Safe Bulkers, Inc.	2,700	8,694
StealthGas, Inc. (a)	2,100	14,175

		237,495

Total Greece		1,659,995

Hong Kong — 0.1%
Consumer Services — 0.0%
Nord Anglia Education, Inc. (a)	100	2,452

Insurance — 0.1%
AIA Group Ltd.	126,600	825,594

Total Hong Kong		828,046

India — 0.1%
Banking — 0.1%
HDFC Bank Ltd. ADR	1,539	93,156
ICICI Bank Ltd. ADR	120,134	1,251,796

		1,344,952

Metals & Mining — 0.0%
Vedanta Ltd. ADR (c)	20	216

Technology Services — 0.0%
WNS Holdings Ltd. ADR (a)	400	10,700

Total India		1,355,868

Ireland — 0.3%
Biotechnology & Pharmaceuticals — 0.2%
Prothena Corp. PLC (a)	3,100	163,277
Shire PLC	551	44,110
Shire PLC ADR	8,983	2,169,305

		2,376,692

Insurance — 0.1%
XL Group PLC	22,286	829,039

Medical Equipment/Devices — 0.0%
Trinity Biotech PLC ADR	1,300	23,478

Software — 0.0%
King Digital Entertainment PLC	1,500	21,375

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR	3,000	47,100

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Transportation & Logistics — 0.0%
Ardmore Shipping Corp.	700	$8,477

Total Ireland		3,306,161

Israel — 0.4%
Biotechnology & Pharmaceuticals — 0.4%
Teva Pharmaceutical Industries Ltd. ADR (c),(d)	77,889	4,603,240

Electrical Equipment — 0.0%
Orbotech Ltd. (a)	13,500	280,800

Hardware — 0.0%
AudioCodes Ltd. (a)	1,000	3,230
Ceragon Networks Ltd. (a)	100	115
Radware Ltd. (a)	3,200	71,040

		74,385

Medical Equipment/Devices — 0.0%
Lumenis Ltd. (a)	200	2,744
Syneron Medical Ltd. (a)	8,000	84,960

		87,704

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a)	2,800	35,000

Software — 0.0%
Attunity Ltd. (a)	400	5,228
Check Point Software Technologies Ltd. (a)	300	23,865
Mind CTI Ltd.	100	260
Sapiens International Corp. NV	100	1,038

		30,391

Technology Services — 0.0%
Magic Software Enterprises Ltd.	1,200	7,992

Telecommunications — 0.0%
Allot Communications Ltd. (a)	100	719

Total Israel		5,120,231

Italy — 0.3%
Asset Management — 0.1%
Anima Holding SpA	143,589	1,261,432

Banking — 0.2%
Banca Generali SpA	22,206	781,805
FinecoBank SpA (a)	137,291	1,017,076

		1,798,881

Home & Office Products — 0.0%
De’ Longhi SpA (a)	3,680	84,350

Technology Services — 0.0%
Cerved Information Solutions SpA	30,919	237,843

Total Italy		3,382,506

Japan — 2.6%
Automotive — 0.4%
Aisin Seiki Co. Ltd.	1,011	43,039
Honda Motor Co. Ltd.	1,015	32,855
Mazda Motor Corp. (b)	276,500	5,417,714
Toyota Motor Corp.	730	48,929

		5,542,537

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Banking — 0.4%
Mitsubishi UFJ Financial Group, Inc. (b)	611,937	$4,399,086
Mizuho Financial Group, Inc.	18,425	39,896
Mizuho Financial Group, Inc. ADR	300	1,302
Sumitomo Mitsui Financial Group, Inc.	854	38,093

		4,478,377

Biotechnology & Pharmaceuticals — 0.1%
Astellas Pharma, Inc. (d)	108,900	1,553,172

Chemicals — 0.2%
Nitto Denko Corp.	31,200	2,564,628

Distributors - Consumer Staples — 0.3%
Mitsubishi Corp.	175,600	3,862,526

Electrical Equipment — 0.2%
Daikin Industries Ltd. (b)	21,800	1,569,115
Mitsubishi Heavy Industries Ltd.	6,842	41,633
SMC Corp.	4,900	1,475,986

		3,086,734

Hardware — 0.0%
Kyocera Corp. (b)	1,000	51,991
Panasonic Corp.	2,100	28,853

		80,844

Institutional Financial Service — 0.0%
Daiwa Securities Group, Inc.	4,361	32,683

Insurance — 0.0%
Tokio Marine Holdings, Inc.	4,700	195,627

Machinery — 0.3%
Kubota Corp. (b)	226,127	3,587,250

Passenger Transportation — 0.0%
Japan Airlines Co. Ltd.	1,700	59,313

Real Estate — 0.6%
Mitsubishi Estate Co. Ltd. (b)	222,000	4,782,473
Mitsui Fudosan Co. Ltd.	98,000	2,744,176

		7,526,649

Semiconductors — 0.1%
Tokyo Electron Ltd.	25,800	1,633,146

Specialty Finance — 0.0%
Orix Corp. ADR	200	14,904

Total Japan		34,218,390

Luxembourg — 0.1%
Consumer Products — 0.0%
Adecoagro SA (a)	500	4,610

Iron & Steel — 0.0%
Ternium SA ADR (c)	9,900	171,369

Media — 0.1%
Altice SA (a)	11,531	1,588,276

Total Luxembourg		1,764,255

Mexico — 0.1%
Engineering & Construction Services — 0.0%
OHL Mexico SAB de CV (a)	150,178	196,256

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — 0.0%
Hoteles City Express SAB de CV (a)	54,659	$79,185

Real Estate — 0.1%
Corp. Inmobiliaria Vesta SAB de CV	67,198	109,364
Mexico Real Estate Management SA de CV	19,769	27,293
Prologis Property Mexico SA de CV	57,746	96,957

		233,614

Specialty Finance — 0.0%
Concentradora Hipotecaria SAPI de CV (a)	85,389	141,632
Unifin Financiera SAPI de CV SOFOM ENR (a)	7,298	15,290

		156,922

Total Mexico		665,977

Netherlands — 0.7%
Banking — 0.1%
ING Groep NV CVA	98,547	1,627,102

Insurance — 0.1%
Aegon NV	1,087	8,044
Delta Lloyd NV	71,015	1,165,793

		1,173,837

Medical Equipment/Devices — 0.0%
Koninklijke Philips NV	800	20,368

Oil, Gas & Coal — 0.2%
Royal Dutch Shell PLC ADR (c)	33,500	1,909,835

Semiconductors — 0.0%
NXP Semiconductor NV (a)	5,200	510,640

Software — 0.0%
InterXion Holding NV (a)	3,600	99,540

Specialty Finance — 0.3%
AerCap Holdings NV (a)	84,738	3,880,153

Total Netherlands		9,221,475

Norway — 0.0%
Transportation & Logistics — 0.0%
Ship Finance International Ltd.	5,800	94,656

Total Norway		94,656

Poland — 0.1%
Banking — 0.1%
Alior Bank SA (a),(c)	41,562	987,429

Total Poland		987,429

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a)	6,100	29,402

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a)	3,400	87,244

Total Puerto Rico		116,646

Republic of Korea — 0.0%
Automotive — 0.0%
Hyundai Motor Co.	881	107,415

Hardware — 0.0%
LG Display Co. Ltd. ADR	9,100	105,469

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd.	203	$230,762

		336,231

Telecommunications — 0.0%
SK Telecom Co. Ltd. ADR	1,800	44,622

Total Republic of Korea		488,268

Singapore — 0.1%
Oil, Gas & Coal — 0.0%
InterOil Corp. (a)	700	42,140

Real Estate — 0.0%
Ascendas REIT	19,008	34,718
CapitaCommercial Trust	38,522	44,619
CapitaMall Trust	13,906	22,198
Mapletree Logistics Trust	38,091	31,958
Suntec REIT	16,937	21,692

		155,185

Semiconductors — 0.1%
Avago Technologies Ltd.	11,000	1,462,230
Kulicke & Soffa Industries, Inc. (a),(c)	21,000	245,910

		1,708,140

Total Singapore		1,905,465

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR (c)	8,500	27,455
Harmony Gold Mining Co. Ltd. ADR (a),(c)	21,800	29,212

		56,667

Oil, Gas & Coal — 0.0%
Sasol Ltd. ADR	900	33,354

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(c)	13,500	246,780

Total South Africa		336,801

Spain — 0.0%
Engineering & Construction Services — 0.0%
Abertis Infraestructuras SA	4,838	79,340

Telecommunications — 0.0%
Euskaltel SA (a)	4,263	45,150

Total Spain		124,490

Sweden — 0.0%
Media — 0.0%
Com Hem Holding AB	20,419	189,292

Total Sweden		189,292

Switzerland — 1.1%
Asset Management — 0.7%
Julius Baer Group Ltd.	22,520	1,263,355
UBS Group AG	360,299	7,641,830

		8,905,185

Biotechnology & Pharmaceuticals — 0.0%
Roche Holding AG	887	248,563

Chemicals — 0.2%
Syngenta AG	4,475	1,818,814

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Electrical Equipment — 0.0%
TE Connectivity Ltd.	3,300	$212,190

Institutional Financial Service — 0.2%
Credit Suisse Group AG (d)	90,675	2,492,484

Retail Discretionary — 0.0%
Dufry AG (a)	1,122	156,248

Semiconductors — 0.0%
STMicroelectronics NV	800	6,496

Specialty Finance — 0.0%
Cembra Money Bank AG	4,977	303,427

Transportation & Logistics — 0.0%
Flughafen Zuerich AG	326	252,271

Total Switzerland		14,395,678

Taiwan — 0.0%
Semiconductors — 0.0%
ChipMOS Technologies Bermuda Ltd.	7,000	152,880
United Microelectronics Corp. ADR	17,694	36,273

Total Taiwan		189,153

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a)	1,500	28,095

Total Thailand		28,095

Turkey — 0.0%
Telecommunications — 0.0%
Turkcell Iletisim Hizmetleri AS ADR	600	6,894

Total Turkey		6,894

United Kingdom — 1.5%
Asset Management — 0.2%
Henderson Group PLC	150,875	618,732
Jupiter Fund Management PLC	102,487	717,723
Schroders PLC	14,480	722,594

		2,059,049

Banking — 0.1%
HSBC Holdings PLC	122,000	1,092,839
Lloyds Banking Group PLC ADR	300	1,629

		1,094,468

Biotechnology & Pharmaceuticals — 0.0%
GlaxoSmithKline PLC ADR	11,200	466,480

Commercial Services — 0.0%
SSP Group PLC	38,143	171,886

Gaming, Lodging & Restaurants — 0.0%
InterContinental Hotels Group PLC ADR	12,700	513,842

Insurance — 0.1%
Aviva PLC ADR	5,369	83,595
Aviva PLC ADR	138,519	1,071,916
Prudential PLC ADR	48	2,331

		1,157,842

Media — 0.9%
Liberty Global PLC (a)	234,851	11,890,506
Liberty Global PLC A Shares (a)	1,100	59,477

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Pearson PLC ADR	100	$1,896

		11,951,879

Medical Equipment/Devices — 0.0%
Smith & Nephew PLC ADR	8,600	291,970

Real Estate — 0.2%
Kennedy Wilson Europe Real Estate PLC	117,320	2,094,092

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A (a)	400	7,144

Telecommunications — 0.0%
BT Group PLC ADR	700	49,623

Total United Kingdom		19,858,275

United States — 33.3%
Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings (a),(c)	5,000	103,050
Aerovironment, Inc. (a),(c)	500	13,040
Astronics Corp. (a)	100	7,089
B/E Aerospace, Inc.	1,800	98,820
Ducommun, Inc. (a)	1,400	35,938
Huntington Ingalls Industries, Inc. (c)	4,300	484,137
L-3 Communications Holdings, Inc. (c)	7,300	827,674
Moog, Inc. Class A (a)	300	21,204
Orbital ATK, Inc. (c)	1	73
Raytheon Co.	100	9,568
Smith & Wesson Holding Corp. (a)	1,000	16,590
Spirit AeroSystems Holdings, Inc. Class A (a)	300	16,533
TransDigm Group, Inc. (a),(c)	10,600	2,381,502

		4,015,218

Apparel & Textile Products — 0.2%
Albany International Corp. Class A	300	11,940
Culp, Inc.	3,100	96,100
Michael Kors Holdings Ltd. (a)	28,000	1,178,520
Movado Group, Inc.	300	8,148
Perry Ellis International, Inc. (a),(c)	4,900	116,473
Ralph Lauren Corp. (c)	3,700	489,732
Skechers U.S.A., Inc. Class A (a)	2,400	263,496
Vince Holding Corp. (a)	1,600	19,168

		2,183,577

Asset Management — 1.0%
American Capital Ltd. (a)	54,474	738,123
Apollo Investment Corp.	100	708
Ares Capital Corp.	19,800	325,908
BlackRock Kelso Capital Corp.	28,200	257,748
Calamos Asset Management, Inc. Class A (c)	5,300	64,925
Capitala Finance Corp.	6,700	104,520
Carlyle Group LP	6,039	169,998
Charles Schwab Corp. (b)	235,101	7,676,047
Fidus Investment Corp.	3,500	52,150
Firsthand Technology Value Fund, Inc.	600	7,716
Garrison Capital, Inc. (c)	3,600	53,964
Gladstone Capital Corp. (c)	6,400	50,560
Gladstone Investment Corp. (c)	11,500	91,425
Golub Capital BDC, Inc.	1,300	21,528
Hercules Technology Growth Capital, Inc.	600	6,930
Horizon Technology Finance Corp. (c)	5,200	65,936
Invesco Ltd.	29,166	1,093,433
Janus Capital Group, Inc. (c)	51,808	886,953

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
KCAP Financial, Inc. (c)	14,000	$83,720
Legg Mason, Inc.	9,900	510,147
Manning & Napier, Inc.	300	2,991
MCG Capital Corp.	13,300	60,648
Medallion Financial Corp. (c)	11,700	97,695
MVC Capital, Inc.	2,500	25,500
OHA Investment Corp. (c)	3,200	18,208
Oppenheimer Holdings, Inc. Class A	400	10,512
PennantPark Floating Rate Capital Ltd.	2,800	38,864
PennantPark Investment Corp. (c)	29,400	258,132
Solar Capital Ltd. (c)	10,400	187,200
Solar Senior Capital Ltd. (c)	2,400	37,848
Stellus Capital Investment Corp. (c)	2,500	28,500
THL Credit, Inc.	8,400	97,020
TICC Capital Corp. (c)	28,700	192,864
TPG Specialty Lending, Inc.	1,300	22,100
TriplePoint Venture Growth BDC Corp.	4,800	64,704
WhiteHorse Finance, Inc.	1,953	24,725
		13,429,950
Automotive — 0.3%
Actuant Corp. Class A	1,000	23,090
Fuel Systems Solutions, Inc. (a)	300	2,244
Goodyear Tire & Rubber Co. (c)	88,400	2,665,260
Modine Manufacturing Co. (a)	1,000	10,730
Remy International, Inc.	1,606	35,509
Superior Industries International, Inc.	100	1,831
Tenneco, Inc. (a),(c)	6,100	350,384
Tower International, Inc. (a),(c)	6,300	164,115
TriMas Corp. (a)	700	20,720
Visteon Corp. (a),(c)	10,100	1,060,298
		4,334,181
Banking — 2.7%
Ameris Bancorp	100	2,529
Arrow Financial Corp.	702	18,975
Bancorp, Inc. (a)	2,300	21,344
Bank Mutual Corp. (c)	4,200	32,214
Bank of America Corp.	273,420	4,653,608
BankUnited, Inc.	39,851	1,431,846
BB&T Corp.	1	40
Beneficial Bancorp, Inc. (a),(c)	30,462	380,470
Blue Hills Bancorp, Inc. (a),(c)	1,200	16,800
BNC Bancorp	2,100	40,593
Boston Private Financial Holdings, Inc.	1,900	25,479
Bridge Bancorp, Inc.	100	2,669
Bryn Mawr Bank Corp.	600	18,096
Central Pacific Financial Corp.	9,400	223,250
Charter Financial Corp.	1,300	16,133
Chemical Financial Corp. (c)	2,400	79,344
Citigroup, Inc. (c)	53,771	2,970,310
Citizens Financial Group, Inc. (c)	263,027	7,183,267
City Holding Co.	700	34,475
Clifton Bancorp, Inc.	6,600	92,334
CoBiz Financial, Inc.	300	3,921
Comerica, Inc.	7,200	369,504
CU Bancorp (a)	200	4,432
Dime Community Bancshares, Inc.	1,600	27,104
Enterprise Financial Services Corp.	100	2,277
EverBank Financial Corp. (c)	64,110	1,259,761
Farmers Capital Bank Corp. (a)	100	2,843
Fidelity Southern Corp.	4,200	73,248

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
First Bancorp/Southern Pines	700	$11,676
First Busey Corp.	1,500	9,855
First Business Financial Services, Inc.	200	9,376
First Citizens BancShares, Inc. Class A (c)	4,038	1,062,156
First Community Bancshares, Inc.	1,400	25,508
First Connecticut Bancorp, Inc./Farmington	100	1,587
First Financial Northwest, Inc.	800	9,968
First Interstate BancSystem, Inc. Class A	5,100	141,474
First Republic Bank	16,758	1,056,257
Great Western Bancorp, Inc.	10,800	260,388
Guaranty Bancorp	400	6,604
Hanmi Financial Corp.	100	2,484
Heartland Financial USA, Inc.	200	7,444
Heritage Commerce Corp.	1,000	9,610
HomeTrust Bancshares, Inc. (a),(c)	1,500	25,140
Hudson Valley Holding Corp.	2,200	62,062
Independent Bank Corp. (c)	2,900	39,324
Independent Bank Group, Inc.	400	17,160
Investors Bancorp, Inc.	10	123
Kearny Financial Corp. (a)	1,600	17,856
Lakeland Bancorp, Inc.	100	1,189
Legacy Texas Financial Group	700	21,140
Macatawa Bank Corp.	100	530
Mercantile Bank Corp.	1,400	29,974
Meridian Bancorp, Inc. (a),(c)	8,300	111,303
National Bankshares, Inc.	100	2,926
NewBridge Bancorp	100	893
Northrim BanCorp, Inc.	147	3,768
Northwest Bancshares, Inc.	10,200	130,764
Oritani Financial Corp. (c)	2,400	38,520
Pacific Continental Corp.	100	1,353
Pacific Premier Bancorp, Inc. (a)	2,900	49,184
PacWest Bancorp	243	11,363
Park Sterling Corp.	600	4,320
Peoples Bancorp, Inc.	200	4,668
PNC Financial Services Group, Inc. (c)	34,294	3,280,221
Preferred Bank	700	21,035
Regions Financial Corp. (c)	120,800	1,251,488
Renasant Corp.	1,200	39,120
S&T Bancorp, Inc.	400	11,836
Seacoast Banking Corp. of Florida (a)	100	1,580
Southwest Bancorp, Inc.	2,300	42,803
Square 1 Financial, Inc. (a)	700	19,145
State Bank Financial Corp.	2,600	56,420
Sterling Bancorp	6,539	96,123
Stonegate Bank	400	11,868
Talmer Bancorp, Inc. Class A	49,100	822,425
Territorial Bancorp, Inc. (c)	1,000	24,260
Towne Bank	2,540	41,377
Trico Bancshares	1,100	26,455
TriState Capital Holdings, Inc. (a),(c)	4,400	56,892
Triumph Bancorp, Inc. (a)	400	5,260
TrustCo Bank Corp.	700	4,921
Umpqua Holdings Corp.	35	630
Union Bankshares Corp. (c)	38	883
United Community Financial Corp.	200	1,070
United Financial Bancorp, Inc. (c)	20	269
Univest Corp. of Pennsylvania	1,100	22,396
Waterstone Financial, Inc.	2,200	29,040
Wells Fargo & Co.	115,578	6,500,107
WesBanco, Inc.	1,400	47,628
Western Alliance Bancorp (a),(c)	2,600	87,776

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Wilshire Bancorp, Inc.	3,200	$40,416
WSFS Financial Corp.	300	8,205
Zions BanCorp.	56,492	1,792,774
		36,519,236
Biotechnology & Pharmaceuticals — 5.1%
AbbVie, Inc. (c)	717	48,175
Adamas Pharmaceuticals, Inc. (a)	400	10,488
Albany Molecular Research, Inc. (a)	1,600	32,352
Alexion Pharmaceuticals, Inc. (a),(b)	4,819	871,131
Allergan PLC (a),(b),(d)	39,032	11,844,605
Amgen, Inc.	7,400	1,136,048
Amphastar Pharmaceuticals, Inc. (a)	4,500	79,110
Anacor Pharmaceuticals, Inc. (a)	2,800	216,804
ARIAD Pharmaceuticals, Inc. (a)	1,500	12,405
ArQule, Inc. (a)	3,000	4,800
Array BioPharma, Inc. (a)	20,600	148,526
BioCryst Pharmaceuticals, Inc. (a)	400	5,972
Biogen Idec, Inc. (a),(d)	12,085	4,881,615
BioSpecifics Technologies Corp. (a)	400	20,640
Bristol-Myers Squibb Co.	844	56,160
Cambrex Corp. (a),(c)	8,600	377,884
Celladon Corp. (a)	5,300	6,678
Corcept Therapeutics, Inc. (a)	5,300	31,853
Curis, Inc. (a)	100	331
Depomed, Inc. (a),(c)	7,500	160,950
Dyax Corp. (a),(c)	35,200	932,800
Eleven Biotherapeutics, Inc. (a)	1,500	4,230
Emergent Biosolutions, Inc. (a)	1,900	62,605
Endo International PLC (a),(b)	52,551	4,185,687
Esperion Therapeutics, Inc. (a)	200	16,352
Gilead Sciences, Inc.	2,349	275,021
Impax Laboratories, Inc. (a)	600	27,552
Incyte Corp. (a),(c)	30,000	3,126,300
Insys Therapeutics, Inc. (a)	2,400	86,208
Mallinckrodt PLC (a),(b),(d)	120,588	14,195,619
Medivation, Inc. (a),(b),(c),(d)	44,000	5,024,800
Merrimack Pharmaceuticals, Inc. (a)	17,400	215,151
Momenta Pharmaceuticals, Inc. (a)	2,500	57,025
Mylan NV (a)	4,368	296,412
Omega Protein Corp. (a),(c)	2,400	33,000
Omeros Corp. (a),(c)	2,600	46,774
OncoGenex Pharmaceuticals, Inc. (a)	100	233
PDL BioPharma, Inc.	23,400	150,462
Perrigo Co. PLC (b),(d)	11,544	2,133,678
Pfizer, Inc. (c)	6,562	220,024
Phibro Animal Health Corp. Class A	6,300	245,322
Pozen, Inc. (a),(c)	8,800	90,728
PTC Therapeutics, Inc. (a),(c)	473	22,765
Raptor Pharmaceutical Corp. (a)	4,300	67,897
Receptos, Inc. (a),(c)	576	109,469
Retrophin, Inc. (a)	100	3,315
Rigel Pharmaceuticals, Inc. (a),(c)	10,200	32,742
SciClone Pharmaceuticals, Inc. (a),(c)	6,700	65,794
Spectrum Pharmaceuticals, Inc. (a)	100	684
Sucampo Pharmaceuticals, Inc. Class A (a)	400	6,572
Ultragenyx Pharmaceutical, Inc. (a)	1,300	133,107
USANA Health Sciences, Inc. (a)	900	122,994
Valeant Pharmaceuticals International, Inc. (a)	32,859	7,299,627
Vertex Pharmaceuticals, Inc. (a),(b),(c),(d)	37,000	4,568,760
Vical, Inc. (a)	3,100	2,170
Xencor, Inc. (a)	800	17,576

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
XenoPort, Inc. (a)	1,000	$6,130
Zoetis, Inc. (d)	84,200	4,060,124
		67,892,236
Chemicals — 0.4%
Air Products & Chemicals, Inc.	911	124,652
Ashland, Inc.	100	12,190
Axiall Corp.	2,600	93,730
Cabot Corp.	1,700	63,393
Celanese Corp.	600	43,128
Cytec Industries, Inc.	100	6,053
EI du Pont de Nemours & Co.	300	19,185
Ferro Corp. (a)	7,700	129,206
FutureFuel Corp.	800	10,296
GrafTech International Ltd. (a)	4,400	21,824
Innophos Holdings, Inc.	800	42,112
Intrepid Potash, Inc. (a),(c)	13,700	163,578
KMG Chemicals, Inc.	2,500	63,600
Lydall, Inc. (a)	900	26,604
LyondellBasell Industries NV Class A	18,600	1,925,472
Monsanto Co. (b)	24,637	2,626,058
OM Group, Inc. (c)	500	16,800
OMNOVA Solutions, Inc. (a),(c)	1,800	13,482
Orion Engineered Carbons SA	1,500	27,690
Quaker Chemical Corp.	200	17,768
Stepan Co.	2,000	108,220
Trinseo SA (a)	3,700	99,308
Univar, Inc. (a)	5,598	145,716
		5,800,065
Commercial Services — 0.3%
AMN Healthcare Services, Inc. (a)	4,200	132,678
ARC Document Solutions, Inc. (a),(c)	4,200	31,962
Brink’s Co.	2,100	61,803
CBIZ, Inc. (a)	9,200	88,688
CDI Corp. (c)	700	9,100
Collectors Universe, Inc. (c)	1,200	23,928
Computer Task Group, Inc. (c)	4,500	34,740
CorVel Corp. (a)	200	6,404
CRA International, Inc. (a)	2,900	80,823
Cross Country Healthcare, Inc. (a)	600	7,608
CTPartners Executive Search, Inc. (a)	300	408
Deluxe Corp.	100	6,200
Ennis, Inc.	1,300	24,167
Franklin Covey Co. (a)	200	4,058
H&R Block, Inc.	700	20,755
Hackett Group, Inc. (c)	2,700	36,261
Heidrick & Struggles International, Inc.	500	13,040
Hill International, Inc. (a)	500	2,630
Information Services Group, Inc.	200	956
Insperity, Inc. (c)	11,400	580,260
KAR Auction Services, Inc.	22,900	856,460
Kforce, Inc.	100	2,287
Korn/Ferry International	1,100	38,247
LifeLock, Inc. (a)	700	11,480
Multi-Color Corp.	100	6,388
Navigant Consulting, Inc. (a),(c)	13,700	203,719
PRGX Global, Inc. (a),(c)	7,000	30,730
Quad/Graphics, Inc.	12,900	238,779
Resources Connection, Inc.	300	4,827
RPX Corp. (a),(c)	12,500	211,250
ServiceMaster Global Holdings, Inc. (a),(c)	28,600	1,034,462

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
SP Plus Corp. (a)	100	$2,611
Towers Watson & Co. Class A	1,100	138,380
TriNet Group, Inc. (a)	1,482	37,569
TrueBlue, Inc. (a)	1,300	38,870
Viad Corp.	100	2,711
		4,025,239
Construction Materials — 0.1%
Apogee Enterprises, Inc.	3,500	184,240
Continental Building Products, Inc. (a)	11,400	241,566
Headwaters, Inc. (a),(c)	5,100	92,922
Patrick Industries, Inc. (a)	4,800	182,640
Universal Forest Products, Inc.	100	5,203
US Concrete, Inc. (a)	7,900	299,331
		1,005,902
Consumer Products — 0.8%
Alliance One International (a)	60	1,435
Boulder Brands, Inc. (a)	1,300	9,022
Cal-Maine Foods, Inc.	800	41,760
Central Garden and Pet Co. Class A (a)	1,800	20,538
Constellation Brands, Inc. Class A	6,400	742,528
Coty, Inc. Class A	56,300	1,799,911
Female Health Co. (a)	600	1,080
Helen of Troy Ltd. (a)	200	19,498
Hershey Co.	1,900	168,777
Inventure Foods, Inc. (a),(c)	2,000	20,300
John B. Sanfilippo & Son, Inc.	1,700	88,230
Kraft Foods Group, Inc.	47,741	4,064,669
Mead Johnson Nutrition Co. (c),(d)	25,426	2,293,934
Molson Coors Brewing Co. Class B	4,266	297,809
Mondelez International, Inc. Class A (c)	12,154	500,015
Nu Skin Enterprises, Inc.	1,400	65,982
Orchids Paper Products Co.	600	14,442
Pilgrim’s Pride Corp. (c)	9,900	227,403
Post Holdings, Inc. (a)	1,000	53,930
Revlon, Inc. Class A (a)	600	22,026
Vector Group Ltd. (c)	9,326	218,788
		10,672,077
Consumer Services — 0.1%
Aaron’s, Inc.	11,200	405,552
American Public Education, Inc. (a)	4,900	126,028
Apollo Education Group, Inc. (a)	33,000	425,040
Bridgepoint Education, Inc. (a),(c)	3,700	35,372
Capella Education Co.	3,100	166,377
Career Education Corp. (a)	1,200	3,960
Carriage Services, Inc. (c)	1,600	38,208
DeVry Education Group, Inc.	6,500	194,870
ITT Educational Services, Inc. (a)	400	1,588
K12, Inc. (a)	900	11,385
Medifast, Inc. (a)	500	16,160
Rent-A-Center, Inc.	13,300	377,055
Universal Technical Institute, Inc.	2,300	19,780
		1,821,375
Containers & Packaging — 0.5%
Berry Plastics Group, Inc. (a),(c)	83,100	2,692,440
International Paper Co.	200	9,518
Myers Industries, Inc.	100	1,900
Owens-Illinois, Inc. (a),(c)	40,000	917,600

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Rock-Tenn Co. Class A	48,900	$2,943,780
Sealed Air Corp.	900	46,242
ZAGG, Inc. (a)	1,200	9,504
		6,620,984
Design Manufacturing & Distribution — 0.1%
Anixter International, Inc. (a)	100	6,515
Arrow Electronics, Inc. (a)	300	16,740
Avnet, Inc.	200	8,222
Benchmark Electronics, Inc. (a),(c)	1,900	41,382
CTS Corp.	300	5,781
Flextronics International Ltd. (a)	80,800	913,848
Plexus Corp. (a)	1,600	70,208
Sanmina Corp. (a),(c)	4,000	80,640
		1,143,336
Distributors - Consumer Staples — 0.0%
Andersons, Inc.	3,400	132,600
Distributors - Discretionary — 0.0%
ePlus, Inc. (a)	600	45,990
Ingram Micro, Inc. Class A (a)	8,400	210,252
Insight Enterprises, Inc. (a),(c)	3,800	113,658
ScanSource, Inc. (a),(c)	2,500	95,150
Speed Commerce, Inc. (a)	9,700	2,716
		467,766
Electrical Equipment — 0.6%
Allegion PLC	39,881	2,398,443
American Science & Engineering, Inc.	400	17,524
Argan, Inc. (c)	1,400	56,462
BWX Technologies, Inc.	5,100	167,280
Checkpoint Systems, Inc. (c)	5,900	60,062
Eaton Corp. PLC	3,700	249,713
FARO Technologies, Inc. (a)	500	23,350
General Electric Co.	8,884	236,048
Global Power Equipment Group, Inc.	400	3,104
Houston Wire & Cable Co.	7,400	73,408
Ingersoll-Rand PLC	77,097	5,197,880
Keysight Technologies, Inc. (a)	100	3,119
OSI Systems, Inc. (a)	700	49,553
		8,535,946
Engineering & Construction Services — 0.4%
AECOM Technology Corp. (a),(c)	32	1,059
Comfort Systems USA, Inc. (c)	7,600	174,420
Dycom Industries, Inc. (a),(c)	5,800	341,330
Fluor Corp. (c)	36,200	1,918,962
Great Lakes Dredge & Dock Corp. (a)	2,200	13,112
Jacobs Engineering Group, Inc. (a),(c)	12,100	491,502
Layne Christensen Co. (a)	500	4,475
MasTec, Inc. (a)	19,400	385,478
Mistras Group, Inc. (a),(c)	500	9,490
MYR Group, Inc. (a)	4,000	123,840
Orion Marine Group, Inc. (a)	7,000	50,540
Quanta Services, Inc. (a),(c)	58,700	1,691,734
Team, Inc. (a)	1,200	48,300
Tutor Perini Corp. (a),(c)	3,300	71,214
Willbros Group, Inc. (a)	500	640
		5,326,096

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Forest & Paper Products — 0.0%
Domtar Corp.	4,300	$178,020
Mercer International, Inc. (a),(c)	14,600	199,728
		377,748
Gaming, Lodging & Restaurants — 0.7%
BJ’s Restaurants, Inc. (a)	5,600	271,320
Bravo Brio Restaurant Group, Inc. (a)	6,200	84,010
Buffalo Wild Wings, Inc. (a)	3,100	485,739
Caesars Acquisition Co. Class A (a)	3,800	26,144
Carnival Corp.	200	9,878
Churchill Downs, Inc.	3,300	412,665
Cracker Barrel Old Country Store, Inc. (c)	2,400	357,984
Dave & Buster’s Entertainment, Inc. (a)	6,600	238,194
Denny’s Corp. (a),(c)	47,900	556,119
Diamond Resorts International, Inc. (a)	500	15,775
Domino’s Pizza, Inc. (c)	22,700	2,574,180
Hyatt Hotels Corp. Class A (a),(c)	14,200	804,998
International Game Technology PLC (a)	4,000	71,040
Isle of Capri Casinos, Inc. (a),(c)	21,600	392,040
La Quinta Holdings, Inc. (a)	9,000	205,650
Monarch Casino & Resort, Inc. (a)	1,400	28,784
Nathan’s Famous, Inc.	100	3,706
Papa John’s International, Inc.	100	7,561
Papa Murphy’s Holdings, Inc. (a)	2,600	53,872
Penn National Gaming, Inc. (a),(c)	60,600	1,112,010
Popeyes Louisiana Kitchen, Inc. (a)	4,700	281,953
Potbelly Corp. (a)	200	2,450
Red Robin Gourmet Burgers, Inc. (a)	500	42,910
Ruth’s Hospitality Group, Inc. (c)	1,700	27,404
Starwood Hotels & Resorts Worldwide, Inc.	13,894	1,126,664
Zoe’s Kitchen, Inc. (a)	500	20,470
		9,213,520
Hardware — 1.2%
Apple, Inc.	106,100	13,307,592
Clearfield, Inc. (a)	600	9,546
CommScope Holding Co., Inc. (a),(c)	22,800	695,628
Comtech Telecommunications Corp. (c)	3,100	90,055
Corning, Inc.	10,400	205,192
Cray, Inc. (a)	1,500	44,265
Daktronics, Inc. (c)	1,400	16,604
Datalink Corp. (a)	2,700	24,138
Dolby Laboratories, Inc. Class A	21,200	841,216
Dot Hill Systems Corp. (a)	13,100	80,172
DTS, Inc. (a)	600	18,294
Emcore Corp. (a)	23,500	141,470
F5 Networks, Inc. (a)	1,900	228,665
Gigamon, Inc. (a)	1,100	36,289
Hewlett-Packard Co.	2,800	84,028
Hutchinson Technology, Inc. (a)	5,100	8,721
Imation Corp. (a)	1,800	7,308
Immersion Corp. (a)	3,800	48,146
Imprivata, Inc. (a)	1,400	22,904
Juniper Networks, Inc.	3,100	80,507
KVH Industries, Inc. (a)	600	8,070
Mercury Systems, Inc. (a),(c)	5,900	86,376
Mitel Networks Corp. (a)	200	1,766
Multi-Fineline Electronix, Inc. (a)	600	13,116
NETGEAR, Inc. (a)	300	9,006
Netscout Systems, Inc. (a)	100	3,667
Pitney Bowes, Inc.	100	2,081

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Quantum Corp. (a)	600	$1,008
Rovi Corp. (a)	8,700	138,765
ShoreTel, Inc. (a),(c)	11,300	76,614
Skullcandy, Inc. (a),(c)	2,200	16,874
Super Micro Computer, Inc. (a)	600	17,748
Telenav, Inc. (a),(c)	2,300	18,515
TiVo, Inc. (a)	2,000	20,280
TTM Technologies, Inc. (a)	16,300	162,837
Vicor Corp. (a)	700	8,533
Vishay Precision Group, Inc. (a)	2,300	34,638
Vocera Communications, Inc. (a)	500	5,725
VOXX International Corp. (a),(c)	1,700	14,076
Western Digital Corp.	1,400	109,788
		16,740,223
Health Care Facilities/Services — 2.0%
Addus HomeCare Corp. (a)	1,800	50,148
Aetna, Inc. (c),(d)	54,500	6,946,570
Alliance HealthCare Services, Inc. (a)	1,100	20,559
Almost Family, Inc. (a)	1,200	47,892
Amedisys, Inc. (a),(c)	5,700	226,461
Bio-Reference Laboratories, Inc. (a)	100	4,125
Brookdale Senior Living, Inc. (a),(b),(c),(d)	131,200	4,552,640
Capital Senior Living Corp. (a)	400	9,800
Cigna Corp. (d)	13,650	2,211,300
Digirad Corp. (c)	2,200	9,548
Envision Healthcare Holdings, Inc. (a)	9,700	382,956
Five Star Quality Care, Inc. (a),(c)	4,500	21,600
HCA Holdings, Inc. (a),(c),(d)	81,859	7,426,249
Health Net, Inc. (a),(c)	6,600	423,192
Healthways, Inc. (a)	8,800	105,424
Humana, Inc.	800	153,024
Inc. Research Holdings, Inc. Class A (a)	900	36,108
IPC The Hospitalist Co., Inc. (a)	1,000	55,390
Kindred Healthcare, Inc.	3	61
Laboratory Corp. of America Holdings (a),(b),(d)	16,400	1,988,008
LHC Group, Inc. (a)	100	3,825
Molina Healthcare, Inc. (a)	1,000	70,300
PharMerica Corp. (a)	500	16,650
Premier, Inc. Class A (a)	300	11,538
Providence Service Corp. (a)	100	4,428
Quintiles Transnational Holdings, Inc. (a),(c),(d)	19,781	1,436,298
RadNet, Inc. (a),(c)	7,600	50,844
Surgical Care Affiliates, Inc. (a)	1,000	38,380
Team Health Holdings, Inc. (a)	200	13,066
Universal American Corp. (a),(c)	4,400	44,528
US Physical Therapy, Inc.	300	16,428
WellCare Health Plans, Inc. (a)	100	8,483
		26,385,823
Home & Office Products — 0.1%
American Woodmark Corp. (a),(c)	5,300	290,705
Armstrong World Industries, Inc. (a)	400	21,312
Blount International, Inc. (a)	2,900	31,668
Cenveo, Inc. (a)	300	636
Hooker Furniture Corp.	1,400	35,154
Interface, Inc.	1,100	27,555
iRobot Corp. (a)	300	9,564
Kimball International, Inc. Class B (c)	5,400	65,664
Knoll, Inc.	400	10,012
Libbey, Inc. (c)	4,400	181,852
Quanex Building Products Corp.	100	2,143

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Ryland Group, Inc.	600	$27,822
Tempur Sealy International, Inc. (a),(c)	1,292	85,143
		789,230
Industrial Services — 0.3%
Electro Rent Corp.	2,900	31,494
Furmanite Corp. (a),(c)	3,100	25,172
HD Supply Holdings, Inc. (a),(c)	92,800	3,264,704
Titan Machinery, Inc. (a)	300	4,419
WESCO International, Inc. (a)	2,000	137,280
WW Grainger, Inc.	837	198,076
		3,661,145
Institutional Financial Service — 0.2%
BGC Partners, Inc. Class A	600	5,250
Cowen Group, Inc. Class A (a)	26,100	167,040
Gain Capital Holdings, Inc.	1,300	12,428
INTL. FCStone, Inc. (a)	6,900	229,356
Investment Technology Group, Inc.	1,500	37,200
KCG Holdings, Inc. Class A (a)	9,600	118,368
Moelis & Co. Class A (c)	28,700	823,977
Northern Trust Corp. (c)	14,985	1,145,753
		2,539,372
Insurance — 1.3%
Allied World Assurance Co. Holdings AG	800	34,576
Allstate Corp.	500	32,435
American International Group, Inc.	66,877	4,134,336
AMERISAFE, Inc.	200	9,412
Assured Guaranty Ltd.	101,092	2,425,197
Axis Capital Holdings Ltd.	49,900	2,663,163
Citizens, Inc. (a)	200	1,492
Crawford & Co. Class B	200	1,686
Employers Holdings, Inc.	7,600	173,128
FBL Financial Group, Inc. Class A (c)	1,200	69,264
Fidelity & Guaranty Life	1,600	37,808
Genworth Financial, Inc. Class A (a),(c)	35,800	271,006
Greenlight Capital Re Ltd. A Shares (a)	400	11,668
Hartford Financial Services Group, Inc.	26,794	1,113,827
Heritage Insurance Holdings, Inc. (a)	8,400	193,116
Horace Mann Educators Corp.	100	3,638
Lincoln National Corp.	700	41,454
Maiden Holdings Ltd.	2,000	31,560
OneBeacon Insurance Group Ltd. Class A	5,200	75,452
PartnerRe Ltd.	24,300	3,122,550
Phoenix Cos., Inc. (a)	100	1,824
Primerica, Inc.	4,600	210,174
Principal Financial Group, Inc.	26,021	1,334,617
Prudential Financial, Inc. (c)	7,417	649,136
Selective Insurance Group, Inc.	1,300	36,465
State Auto Financial Corp.	664	15,903
Third Point Reinsurance Ltd. (a)	3,600	53,100
United Fire Group, Inc.	100	3,276
Universal Insurance Holdings, Inc.	400	9,680
Unum Group	5,547	198,305
Willis Group Holdings PLC	100	4,690
		16,963,938
Iron & Steel — 0.0%
Northwest Pipe Co. (a)	100	2,037
Nucor Corp.	6,700	295,269

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Reliance Steel & Aluminum Co.	300	$18,144
Ryerson Holding Corp. (a)	200	1,820
Shiloh Industries, Inc. (a)	800	10,360
SunCoke Energy, Inc.	8,700	113,100
Worthington Industries, Inc.	1,400	42,084
		482,814
Leisure Products — 0.0%
Fox Factory Holding Corp. (a)	600	9,648
JAKKS Pacific, Inc. (a)	4,200	41,538
Johnson Outdoors, Inc. Class A	100	2,355
LeapFrog Enterprises, Inc. (a)	7,200	10,080
Malibu Boats, Inc. (a)	300	6,027
Nautilus, Inc. (a)	1,700	36,567
Vista Outdoor, Inc. (a)	22	988
		107,203
Machinery — 0.1%
Alamo Group, Inc.	300	16,392
Altra Industrial Motion Corp.	700	19,026
China Yuchai International Ltd.	3,100	51,925
CIRCOR International, Inc.	3,900	212,667
Curtiss-Wright Corp.	300	21,732
Federal Signal Corp.	2,400	35,784
Flowserve Corp. (c)	900	47,394
Graham Corp.	100	2,049
Hyster-Yale Materials Handling, Inc.	300	20,784
Intevac, Inc. (a)	1,000	5,850
ITT Corp.	100	4,184
John Bean Technologies Corp.	1,100	41,349
Joy Global, Inc.	15,100	546,620
Kadant, Inc.	1,400	66,080
MSA Safety, Inc.	200	9,702
MTS Systems Corp.	100	6,895
Raven Industries, Inc.	500	10,165
Rexnord Corp. (a)	100	2,391
Rofin-Sinar Technologies, Inc. (a),(c)	4,100	113,160
Terex Corp.	100	2,325
Titan International, Inc.	700	7,518
Xerium Technologies, Inc. (a)	2,100	38,220
		1,282,212
Manufactured Goods — 0.1%
Aegion Corp. (a),(c)	3,200	60,608
Ampco-Pittsburgh Corp. (c)	1,500	22,680
AZZ, Inc.	700	36,260
Chart Industries, Inc. (a),(c)	10,600	378,950
Dynamic Materials Corp. (c)	1,700	18,700
Gibraltar Industries, Inc. (a)	600	12,222
Global Brass & Copper Holdings, Inc.	2,900	49,329
Insteel Industries, Inc.	300	5,610
LB Foster Co. Class A	600	20,766
Rogers Corp. (a)	600	39,684
RTI International Metals, Inc. (a)	1,700	53,584
Timken Co.	1,500	54,855
		753,248
Media — 3.2%
A H Belo Corp. Class A	900	5,040
Autobytel, Inc. (a)	1,400	22,386
Bankrate, Inc. (a)	2,300	24,127

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Blucora, Inc. (a)	4,300	$69,445
Boingo Wireless, Inc. (a),(c)	9,000	74,340
Charter Communications, Inc. Class A (a)	17,700	3,031,125
Clear Channel Outdoor Holdings, Inc. Class A (c)	13,700	138,781
Covisint Corp. (a)	178	582
Demand Media, Inc. (a)	40	254
DHI Group, Inc. (a),(c)	11,200	99,568
Discovery Communications, Inc. Class A (a),(b)	98,717	3,283,327
DISH Network Corp. Class A (a),(c)	44,100	2,986,011
EchoStar Corp. Class A (a)	1,200	58,416
Entercom Communications Corp. Class A (a)	200	2,284
Entravision Communications Corp. Class A	100	823
Eros International PLC (a)	2,800	70,336
Everyday Health, Inc. (a)	1,000	12,780
EW Scripps Co. Class A	2,744	62,700
Expedia, Inc.	100	10,935
Facebook, Inc. Class A (a)	62,728	5,379,867
Google, Inc. Class A (a)	136	73,445
Google, Inc. Class C (a)	1,063	553,302
Gray Television, Inc. (a)	5,200	81,536
Harte-Hanks, Inc. (c)	5,300	31,588
HealthStream, Inc. (a)	200	6,084
Houghton Mifflin Harcourt Co. (a)	8,600	216,720
IAC/InterActiveCorp	3,800	302,708
John Wiley & Sons, Inc. Class A	100	5,437
Lee Enterprises, Inc. (a)	400	1,332
Liberty TripAdvisor Holdings, Inc. Class A (a)	200	6,444
McClatchy Co. Class A (a)	1,400	1,512
MDC Partners, Inc. Class A	50	985
National CineMedia, Inc. (c)	9,100	145,236
News Corp. Class A (a),(c)	46,900	684,271
Nexstar Broadcasting Group, Inc. Class A (c)	6,600	369,600
QuinStreet, Inc. (a)	300	1,935
RetailMeNot, Inc. (a)	5,300	94,499
Rubicon Project, Inc. (a)	200	2,992
Shutterfly, Inc. (a)	1,700	81,277
Starz (a),(c)	1	45
TechTarget, Inc. (a),(c)	4,500	40,185
Time Warner Cable, Inc. (b),(c)	78,497	13,985,811
Travelzoo, Inc. (a)	900	10,152
Tribune Media Co.	385	20,555
Tribune Publishing Co.	300	4,662
TripAdvisor, Inc. (a)	2,400	209,136
Twenty-First Century Fox, Inc. Class A (b)	180,359	5,869,784
VeriSign, Inc. (a)	600	37,032
Walt Disney Co.	3,440	392,642
WebMD Health Corp. (a)	2,100	92,988
XO Group, Inc. (a)	3,800	62,130
Yahoo!, Inc. (a)	117,843	4,630,052
YuMe, Inc. (a)	400	2,168
		43,351,372
Medical Equipment/Devices — 2.2%
Abbott Laboratories (b),(c),(d)	85,800	4,211,064
ABIOMED, Inc. (a)	300	19,719
Affymetrix, Inc. (a)	26,000	283,920
Agilent Technologies, Inc. (c)	77,400	2,986,092
Alere, Inc. (a)	1,200	63,300
Align Technology, Inc. (a)	2,800	175,588
AngioDynamics, Inc. (a),(c)	6,400	104,960
Bio-Rad Laboratories, Inc. Class A (a)	500	75,305
Bruker Corp. (a)	1,900	38,779

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Catalent, Inc. (a)	200	$5,866
CONMED Corp. (c)	400	23,308
CR Bard, Inc. (b),(c),(d)	23,200	3,960,240
CryoLife, Inc.	3,800	42,864
Cutera, Inc. (a)	1,500	23,220
Cyberonics, Inc. (a),(c)	4,500	267,570
Danaher Corp. (b),(d)	52,000	4,450,680
Edwards Lifesciences Corp. (a),(c),(d)	57,400	8,175,482
Endologix, Inc. (a)	600	9,204
Exactech, Inc. (a)	1,100	22,913
GenMark Diagnostics, Inc. (a)	1,700	15,402
Genomic Health, Inc. (a)	500	13,895
Harvard Bioscience, Inc. (a)	600	3,420
HeartWare International, Inc. (a)	2,700	196,263
Hologic, Inc. (a)	900	34,254
ICU Medical, Inc. (a),(c)	2,100	200,886
Inogen, Inc. (a)	3,000	133,800
Integra LifeSciences Holdings Corp. (a)	100	6,737
Luminex Corp. (a),(c)	4,400	75,944
Merit Medical Systems, Inc. (a)	6,200	133,548
MiMedx Group, Inc. (a)	900	10,431
NuVasive, Inc. (a)	7,800	369,564
NxStage Medical, Inc. (a)	3,200	45,712
OraSure Technologies, Inc. (a)	4,200	22,638
Orthofix International NV (a)	1,700	56,304
Quidel Corp. (a)	1,300	29,835
RTI Surgical, Inc. (a),(c)	11,300	72,998
SurModics, Inc. (a)	1,800	42,156
T2 Biosystems, Inc. (a)	200	3,246
Thermo Fisher Scientific, Inc. (c),(d)	8,800	1,141,888
Thoratec Corp. (a)	100	4,457
Tornier NV (a)	7,900	197,421
Vascular Solutions, Inc. (a)	800	27,776
Wright Medical Group, Inc. (a),(c)	45,700	1,200,082
Zeltiq Aesthetics, Inc. (a)	6,500	191,555
Zimmer Holdings, Inc.	100	10,923
		29,181,209
Metals & Mining — 0.0%
Century Aluminum Co. (a)	14,400	150,192
Encore Wire Corp.	2,200	97,438
Noranda Aluminum Holding Corp.	2,200	1,870
Stillwater Mining Co. (a)	6,900	79,971
		329,471
Oil, Gas & Coal — 2.1%
Anadarko Petroleum Corp.	794	61,980
Baker Hughes, Inc. (c)	187,654	11,578,252
Cameron International Corp. (a),(c)	36,600	1,916,742
Chevron Corp.	700	67,529
Cimarex Energy Co.	600	66,186
Concho Resources, Inc. (a)	800	91,088
Dawson Geophysical Co. (a)	4,176	19,627
Diamondback Energy, Inc. (a)	1,600	120,608
Dril-Quip, Inc. (a),(c)	5,300	398,825
Energy Transfer Equity LP	1,909	122,500
EOG Resources, Inc.	1,525	133,514
Evolution Petroleum Corp. (c)	900	5,931
FMC Technologies, Inc. (a),(c)	21,500	892,035
Forum Energy Technologies, Inc. (a)	1,600	32,448
Gulf Island Fabrication, Inc.	1,800	20,106
Gulfport Energy Corp. (a),(c)	21,300	857,325

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Hallador Energy Co.	300	$2,502
Halliburton Co.	69,800	3,006,286
Helix Energy Solutions Group, Inc. (a)	14,500	183,135
Hess Corp.	1,400	93,632
Kinder Morgan, Inc.	16	614
Marathon Petroleum Corp.	300	15,693
Matrix Service Co. (a)	4,700	85,916
McDermott International, Inc. (a)	2,700	14,418
Mitcham Industries, Inc. (a)	600	2,514
MRC Global, Inc. (a),(c)	36,300	560,472
Murphy Oil Corp. (c)	22,800	947,796
Nabors Industries Ltd.	1,600	23,088
National Oilwell Varco, Inc.	3,000	144,840
Natural Gas Services Group, Inc. (a)	1,100	25,102
Newfield Exploration Co. (a),(c)	26,300	949,956
Newpark Resources, Inc. (a)	6,300	51,219
Noble Corp. PLC	700	10,773
NOW, Inc. (a)	5,200	103,532
Oceaneering International, Inc.	1,200	55,908
Oil States International, Inc. (a),(c)	14,700	547,281
Parker Drilling Co. (a)	100	332
Peabody Energy Corp.	24,700	54,093
Penn Virginia Corp. (a)	7,600	33,288
Phillips 66	437	35,205
Pioneer Energy Services Corp. (a)	5,100	32,334
Pioneer Natural Resources Co.	140	19,417
QEP Resources, Inc.	23,600	436,836
Rosetta Resources, Inc. (a)	2,900	67,106
Rowan Cos. PLC Class A	5,000	105,550
RSP Permian, Inc. (a)	6,300	177,093
Southwestern Energy Co. (a),(c)	92,700	2,107,071
Tesco Corp. (c)	4,100	44,690
Thermon Group Holdings, Inc. (a)	200	4,814
Unit Corp. (a),(c)	6,300	170,856
VAALCO Energy, Inc. (a)	2,300	4,922
Warren Resources, Inc. (a),(c)	6,000	2,760
Weatherford International PLC (a)	65,900	808,593
Whiting Petroleum Corp. (a)	649	21,806
Williams Cos., Inc.	3,400	195,126
WPX Energy, Inc. (a)	2,500	30,700
		27,561,965
Passenger Transportation — 0.1%
Era Group, Inc. (a)	300	6,144
Hawaiian Holdings, Inc. (a),(c)	26,200	622,250
JetBlue Airways Corp. (a)	600	12,456
Spirit Airlines, Inc. (a),(c)	3,438	213,500
Virgin America, Inc. (a)	8,100	222,588
		1,076,938
Real Estate — 2.2%
Agree Realty Corp.	2,600	75,842
American Realty Capital Properties, Inc. (c)	207,567	1,687,520
American Residential Properties, Inc. (a),(c)	1,300	24,050
American Tower Corp.	8,100	755,649
Armada Hoffler Properties, Inc. (c)	6,000	59,940
Ashford Hospitality Prime, Inc.	500	7,510
Ashford Hospitality Trust, Inc. (c)	145,784	1,233,333
CBRE Group, Inc. (a),(c)	24,500	906,500
Cedar Realty Trust, Inc.	1,100	7,040
Crown Castle International Corp.	1,700	136,510
Equinix, Inc.	348	88,392

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Equity Commonwealth (a)	4,500	$115,515
FelCor Lodging Trust, Inc. (c)	52,900	522,652
Forest City Enterprises, Inc. Class A (a)	82,404	1,821,128
Getty Realty Corp.	100	1,636
Gladstone Commercial Corp. (c)	7,200	119,232
iStar Financial, Inc. (a)	10,300	137,196
Kennedy-Wilson Holdings, Inc.	81,325	1,999,782
Lamar Advertising Co. Class A (b),(c)	224,427	12,900,064
Marcus & Millichap, Inc. (a)	1,300	59,982
Mid-America Apartment Communities, Inc.	24	1,747
Monmouth Real Estate Investment Corp. Class A	2,300	22,356
New York REIT, Inc. (c)	247,574	2,463,361
NorthStar Realty Finance Corp. (c)	60,842	967,388
Parkway Properties Inc./Md	38	663
Realogy Holdings Corp. (a),(b),(c)	72,937	3,407,617
Silver Bay Realty Trust Corp.	900	14,661
Strategic Hotels & Resorts, Inc. (a)	44	533
Urstadt Biddle Properties, Inc. Class A	1,400	26,152
Whitestone REIT	200	2,604
		29,566,555
Recreation Facilities & Services — 0.1%
Carmike Cinemas, Inc. (a),(c)	1,400	37,156
ClubCorp Holdings, Inc.	8,500	202,980
International Speedway Corp. Class A	300	11,001
Intrawest Resorts Holdings, Inc. (a)	8,100	94,122
Live Nation Entertainment, Inc. (a)	4,500	123,705
Marcus Corp.	700	13,426
RCI Hospitality Holdings, Inc. (a)	100	1,190
Regal Entertainment Group Class A (c)	6,400	133,824
Six Flags Entertainment Corp.	5,700	255,645
Speedway Motorsports, Inc.	1,800	40,770
Steiner Leisure Ltd. (a)	1,600	86,048
Town Sports International Holdings, Inc. (c)	3,200	9,280
		1,009,147
Renewable Energy — 0.1%
Ameresco, Inc. Class A (a)	100	765
Broadwind Energy, Inc. (a)	1,000	4,240
First Solar, Inc. (a),(c)	31,200	1,465,776
Renewable Energy Group, Inc. (a)	16,600	191,896
REX American Resources Corp. (a),(c)	1,900	120,916
		1,783,593
Retail - Consumer Staples — 0.5%
CVS Health Corp.	5,833	611,765
Dollar General Corp.	1,401	108,914
Fred’s, Inc. Class A	200	3,858
Ingles Markets, Inc. Class A	200	9,554
Kroger Co.	800	58,008
Rite Aid Corp. (a),(b),(c),(d)	632,400	5,280,540
Smart & Final Stores, Inc. (a)	2,400	42,888
SUPERVALU, Inc. (a),(c)	115,800	936,822
TravelCenters of America LLC (a),(c)	4,600	68,310
		7,120,659
Retail Discretionary — 1.2%
1-800-Flowers.com, Inc. Class A (a),(c)	7,200	75,312
Amazon.com, Inc. (a)	400	173,636
Asbury Automotive Group, Inc. (a),(c)	1,000	90,620
Ascena Retail Group, Inc. (a)	700	11,658

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Barnes & Noble, Inc. (a)	400	$10,384
Beacon Roofing Supply, Inc. (a)	2,400	79,728
Best Buy Co., Inc.	1,900	61,959
Big 5 Sporting Goods Corp. (c)	6,600	93,786
Caleres, Inc.	300	9,534
Citi Trends, Inc. (a),(c)	5,500	133,100
Conn’s, Inc. (a)	100	3,970
Copart, Inc. (a)	1,300	46,124
Destination XL Group, Inc. (a)	400	2,004
EVINE Live, Inc. (a)	1,100	2,959
Express, Inc. (a)	10,500	190,155
Ezcorp, Inc. Class A (a)	1,700	12,631
First Cash Financial Services, Inc. (a)	700	31,913
GameStop Corp. Class A	1,100	47,256
GNC Holdings, Inc. Class A	3,510	156,125
Haverty Furniture Cos., Inc.	100	2,162
Hertz Global Holdings, Inc. (a),(b)	236,523	4,285,797
Hibbett Sports, Inc. (a)	1,100	51,238
JC Penney Co., Inc. (a)	2,500	21,175
Kirkland’s, Inc.	4,900	136,563
L Brands, Inc. (c)	35,400	3,034,842
Lands’ End, Inc. (a)	1,900	47,177
Liberty Interactive Corp. Class A (a),(c)	4,000	111,000
Liquidity Services, Inc. (a)	1,800	17,334
Lowe’s Cos., Inc.	2,138	143,182
Michaels Cos., Inc. (a)	100	2,691
Netflix, Inc. (a),(c)	4,600	3,021,924
New York & Co., Inc. (a)	300	804
Overstock.com, Inc. (a)	4,200	94,668
Pep Boys-Manny Moe & Jack (a)	9,000	110,430
PetMed Express, Inc.	1,900	32,813
Sally Beauty Holdings, Inc. (a)	5,400	170,532
Sears Hometown and Outlet Stores, Inc. (a)	300	2,850
Shoe Carnival, Inc.	1,300	37,518
Sportsman’s Warehouse Holdings, Inc. (a)	100	1,137
Stein Mart, Inc.	9,100	95,277
Tiffany & Co.	300	27,540
Tilly’s, Inc. Class A (a)	700	6,769
Tuesday Morning Corp. (a)	900	10,138
Ulta Salon Cosmetics & Fragrance, Inc. (a),(c)	19,900	3,073,555
United Online, Inc. (a),(c)	3,442	53,936
Williams-Sonoma, Inc. (c)	1,958	161,085
		15,986,991
Semiconductors — 0.7%
Alpha & Omega Semiconductor Ltd. (a)	1,900	16,606
Altera Corp.	7,600	389,120
Amkor Technology, Inc. (a)	13,000	77,740
Applied Materials, Inc.	18,500	355,570
Axcelis Technologies, Inc. (a),(c)	9,000	26,640
Broadcom Corp. Class A	700	36,043
Cabot Microelectronics Corp. (a)	1,100	51,821
Cascade Microtech, Inc. (a)	600	9,135
CEVA, Inc. (a)	800	15,544
Cirrus Logic, Inc. (a)	100	3,403
Coherent, Inc. (a)	300	19,044
Cohu, Inc.	6,100	80,703
Cree, Inc. (a),(c)	36,100	939,683
DSP Group, Inc. (a)	2,500	25,825
Electro Scientific Industries, Inc.	1,100	5,797
FormFactor, Inc. (a),(c)	17,800	163,760
Freescale Semiconductor Ltd. (a)	24,200	967,274

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
GSI Technology, Inc. (a)	518	$2,698
Integrated Device Technology, Inc. (a)	12,000	260,400
IXYS Corp.	5,500	84,150
Kemet Corp. (a),(c)	1,900	5,472
KLA-Tencor Corp. (c)	49,200	2,765,532
Lattice Semiconductor Corp. (a),(c)	33,000	194,370
M/A-COM Technology Solutions Holdings, Inc. (a)	300	11,475
Marvell Technology Group Ltd.	48,800	643,428
MaxLinear, Inc. Class A (a)	9,948	120,371
Micron Technology, Inc. (a),(c)	68,650	1,293,366
Nanometrics, Inc. (a)	300	4,836
Newport Corp. (a),(c)	2,800	53,088
NVE Corp.	200	15,680
Oclaro, Inc. (a)	1,700	3,842
ON Semiconductor Corp. (a)	4,200	49,098
Park Electrochemical Corp.	700	13,412
Pericom Semiconductor Corp.	5,800	76,270
Photronics, Inc. (a),(c)	6,800	64,668
PMC - Sierra, Inc. (a)	100	856
Qualcomm, Inc. (c)	3,187	199,602
Rambus, Inc. (a),(c)	1,000	14,490
Rudolph Technologies, Inc. (a),(c)	3,800	45,638
SanDisk Corp.	1,300	75,686
Sigma Designs, Inc. (a),(c)	4,300	51,299
Ultra Clean Holdings, Inc. (a),(c)	5,000	31,150
Ultratech, Inc. (a),(c)	3,900	72,384
Vishay Intertechnology, Inc.	5,300	61,904
Xcerra Corp. (a)	1,200	9,084

		9,407,957

Software — 0.7%
2U, Inc. (a)	1,000	32,190
Activision Blizzard, Inc.	18,600	450,306
Actua Corp. (a)	100	1,426
Acxiom Corp. (a),(c)	2,700	47,466
Agilysys, Inc. (a)	700	6,426
Allscripts Healthcare Solutions, Inc. (a)	800	10,944
American Software, Inc. Class A	300	2,850
Autodesk, Inc. (a),(c)	56,200	2,814,215
AVG Technologies NV (a)	1,500	40,815
Bazaarvoice, Inc. (a)	1,700	10,013
Calix, Inc. (a)	4,100	31,201
Carbonite, Inc. (a)	9,300	109,833
CDK Global, Inc.	1,367	73,791
CommVault Systems, Inc. (a)	3,100	131,471
Digi International, Inc. (a)	2,900	27,695
Ebix, Inc.	900	29,349
Electronic Arts, Inc. (a)	4,500	299,250
Epiq Systems, Inc.	200	3,376
HubSpot, Inc. (a)	900	44,622
Imperva, Inc. (a)	1,000	67,700
inContact, Inc. (a)	4,600	45,402
Intralinks Holdings, Inc. (a)	8,300	98,853
Limelight Networks, Inc. (a),(c)	14,700	57,918
Lionbridge Technologies, Inc. (a),(c)	3,300	20,361
Marketo, Inc. (a)	1,200	33,672
Mentor Graphics Corp.	100	2,643
Merge Healthcare, Inc. (a)	11,500	55,200
Microsoft Corp. (c)	3,064	135,275
MicroStrategy, Inc. Class A (a)	100	17,008
Model N, Inc. (a)	3,700	44,067
Monotype Imaging Holdings, Inc.	500	12,055

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
New Relic, Inc. (a)	2,900	$102,051
Nuance Communications, Inc. (a)	1,100	19,261
Palo Alto Networks, Inc. (a)	500	87,350
Paycom Software, Inc. (a)	300	10,245
PDF Solutions, Inc. (a)	1,700	27,200
Proofpoint, Inc. (a)	900	57,303
Q2 Holdings, Inc. (a)	100	2,825
QAD, Inc. Class A	3,300	87,219
Rackspace Hosting, Inc. (a)	100	3,719
RealNetworks, Inc. (a),(c)	3,000	16,230
Seachange International, Inc. (a)	3,700	25,937
SS&C Technologies Holdings, Inc.	18,022	1,126,375
Support.com, Inc. (a)	2,500	3,525
Tableau Software, Inc. Class A (a)	1,600	184,480
Take-Two Interactive Software, Inc. (a)	19,300	532,101
Veeva Systems, Inc. Class A (a)	1,200	33,636
VMware, Inc. Class A (a),(c)	29,200	2,503,608
Web.com Group, Inc. (a)	5,200	125,944
Zendesk, Inc. (a)	1,800	39,978

		9,746,380

Specialty Finance — 0.4%
AG Mortgage Investment Trust, Inc.	1,900	32,832
Aircastle Ltd.	1,300	29,471
American Capital Agency Corp.	35	643
American Capital Mortgage Investment Corp. (c)	15,400	246,246
Apollo Commercial Real Estate Finance, Inc.	6,300	103,509
Arbor Realty Trust, Inc. (c)	21,400	144,664
Blackhawk Network Holdings, Inc. (a)	200	8,240
Cherry Hill Mortgage Investment Corp. (c)	1,300	21,086
CIT Group, Inc.	7,748	360,205
Consumer Portfolio Services, Inc. (a),(c)	1,100	6,875
CoreLogic, Inc. (a),(c)	18,300	726,327
Dynex Capital, Inc.	16,200	123,444
Ellington Residential Mortgage REIT (c)	3,000	42,840
Essent Group Ltd. (a)	9,600	262,560
Five Oaks Investment Corp.	3,700	30,895
Flagstar Bancorp, Inc. (a)	400	7,392
FNFV Group (a)	8,534	131,253
Global Cash Access Holdings, Inc. (a),(c)	8,700	67,338
Green Dot Corp. Class A (a)	2,000	38,240
HFF, Inc. Class A	100	4,173
HomeStreet, Inc. (a)	200	4,564
McGrath RentCorp	100	3,043
Meta Financial Group, Inc.	1,700	72,964
MFA Financial, Inc.	29,400	217,266
New Residential Investment Corp.	450	6,858
Newcastle Investment Corp.	2,283	10,091
Nicholas Financial, Inc. (a)	800	10,176
On Deck Capital, Inc. (a)	556	6,438
PennyMac Financial Services, Inc. Class A (a)	400	7,248
Regional Management Corp. (a)	400	7,144
Springleaf Holdings, Inc. (a),(c)	40,148	1,843,195
Walker & Dunlop, Inc. (a)	4,000	106,960
World Acceptance Corp. (a)	300	18,453
Xoom Corp. (a)	900	18,949
ZAIS Financial Corp. (c)	1,300	21,021

		4,742,603

Technology Services — 0.4%
Black Box Corp.	3,600	72,000
Booz Allen Hamilton Holding Corp.	300	7,572

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Ciber, Inc. (a),(c)	6,100	$21,045
Comverse, Inc. (a)	1,400	28,112
CSG Systems International, Inc.	8,000	253,280
Cubic Corp.	3,300	157,014
EPAM Systems, Inc. (a)	1,300	92,599
ExlService Holdings, Inc. (a),(c)	3,400	117,572
Leidos Holdings, Inc.	10,800	435,996
Luxoft Holding, Inc. (a)	8,700	491,985
Markit Ltd. (a)	2,851	72,900
McGraw Hill Financial, Inc.	1,975	198,389
MSCI, Inc. (c)	25,177	1,549,644
NIC, Inc. (c)	2,600	47,528
Nielsen NV	893	39,980
Perficient, Inc. (a),(c)	2,200	42,328
Sabre Corp. (c)	33,400	794,920
Science Applications International Corp. (c)	1,000	52,850
ServiceSource International, Inc. (a)	900	4,923
Sykes Enterprises, Inc. (a)	1,100	26,675
TeleTech Holdings, Inc.	200	5,416
Xerox Corp.	65,700	699,048

		5,211,776

Telecommunications — 0.1%
Alaska Communications Systems Group, Inc. (a)	7,500	18,000
Cincinnati Bell, Inc. (a)	700	2,674
EarthLink Holdings Corp.	8,000	59,920
FairPoint Communications, Inc. (a),(c)	3,200	58,304
General Communication, Inc. Class A (a),(c)	9,900	168,399
Hawaiian Telcom Holdco, Inc. (a)	2,800	73,080
IDT Corp. Class B	1,300	23,504
Inteliquent, Inc.	11,500	211,600
Internap Network Services Corp. (a)	8,200	75,850
Level 3 Communications, Inc. (a)	50	2,634
Lumos Networks Corp.	3,500	51,765
NTELOS Holdings Corp.	2,200	10,164
ORBCOMM, Inc. (a)	100	675
Premiere Global Services, Inc. (a),(c)	4,500	46,305
RingCentral, Inc. Class A (a)	5,300	97,997
Shenandoah Telecommunications Co.	200	6,846
Spok Holdings, Inc. (c)	900	15,156
TeleCommunication Systems, Inc. Class A (a)	1,100	3,641
Telephone & Data Systems, Inc.	3,900	114,660
United States Cellular Corp. (a)	200	7,534
West Corp. (c)	19,600	589,960
Zix Corp. (a),(c)	15,300	79,101

		1,717,769

Transportation & Logistics — 0.3%
Air Transport Services Group, Inc. (a),(c)	19,400	203,506
Atlas Air Worldwide Holdings, Inc. (a)	11,400	626,544
Heartland Express, Inc.	300	6,069
Hub Group, Inc. Class A (a)	1,000	40,340
Kansas City Southern (c)	16,100	1,468,320
Marten Transport Ltd.	400	8,680
ModusLink Global Solutions, Inc. (a)	1,700	5,780
Navios Maritime Acquisition Corp.	1,200	4,308
Norfolk Southern Corp.	5,700	497,952
Quality Distribution, Inc. (a),(c)	800	12,368
Saia, Inc. (a)	3,900	153,231
Stamps.com, Inc. (a)	2,800	205,996
Swift Transportation Co. (a)	9,900	224,433
Tsakos Energy Navigation Ltd.	7,900	75,287

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Union Pacific Corp.	3,244	$309,380
USA Truck, Inc. (a)	800	16,984

		3,859,178

Transportation Equipment — 0.1%
Accuride Corp. (a)	700	2,695
Allison Transmission Holdings, Inc. (c)	40,800	1,193,808
American Railcar Industries, Inc.	700	34,048
Commercial Vehicle Group, Inc. (a)	100	721
Cummins, Inc.	200	26,238
Spartan Motors, Inc.	200	916
Trinity Industries, Inc.	10,500	277,515

		1,535,941

Travel Lodging & Dining — 0.0%
Boyd Gaming Corp. (a)	500	7,475
Caesars Entertainment Corp. (a)	100	612
Carrols Restaurant Group, Inc. (a)	3,400	35,360
Pinnacle Entertainment, Inc. (a)	4,400	164,032
Scientific Games Corp. Class A (a)	600	9,324

		216,803

Utilities — 0.0%
California Water Service Group	4,200	95,970
CenterPoint Energy, Inc. (c)	6,800	129,404
Hawaiian Electric Industries, Inc.	600	17,838
Middlesex Water Co.	400	9,024
Pinnacle West Capital Corp. (c)	34	1,934
Unitil Corp.	500	16,510
WEC Energy Group, Inc.	338	15,218

		285,898

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. Class A (a),(c)	13,960	78,315
Ceco Environmental Corp. (c)	42	476
Fuel Tech, Inc. (a)	100	219

		79,010

Total United States		446,993,475

TOTAL COMMON STOCK (COST $563,186,496)		576,077,142

PREFERRED STOCK — 0.0%
Germany — 0.0%
Automotive — 0.0%
Volkswagen AG Preference Shares	830	192,468

Total Germany		192,468

Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	143	127,302

Total Republic of Korea		127,302

United States — 0.0%
Pharmaceuticals — 0.0%
Allergan PLC	87	90,704

Wireline Telecommunication Services — 0.0%
Frontier Communications Corp.	700	69,930

Total United States		160,634

TOTAL PREFERRED STOCK (COST $493,116)		480,404

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 9.7%
Cayman Islands — 5.3%
ABCLO Ltd., Series 2007-1A, Class C, 2.13%, 04/15/21 (d),(e),(f)	$1,000,000	$987,600
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 0.68%, 07/23/35 (d),(e),(f)	3,243,617	2,740,856
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 0.68%, 09/23/37 (d),(e),(f)	2,067,000	1,219,530
AMMC CDO, Series 2015-16A, Class E, 5.87%, 04/14/27 (d),(e),(f)	600,000	558,660
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.53%, 01/30/24 (d),(e),(f)	500,000	502,550
Babson CLO Ltd., Series 2013-IA, Class D, 3.78%, 04/20/25 (d),(e),(f)	300,000	293,550
BlueMountain CLO Ltd., Series 2014-1A, Class D, 3.73%, 04/30/26 (d),(e),(f)	797,000	774,206
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.78%, 07/21/20 (d),(e),(f)	2,000,000	1,869,800
Catamaran CLO Ltd.,
Series 2015-1A, Class D, 3.91%, 04/22/27 (d),(e),(f)	700,000	662,690
Series 2015-1A, Class E, 5.41%, 04/22/27 (d),(e),(f)	700,000	624,890
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.06%, 05/20/26 (d),(e),(f)	1,700,000	1,523,540
CIFC Funding Ltd.,
Series 2013-1A, Class D, 5.52%, 04/16/25 (d),(e),(f)	327,000	320,068
Series 2015-2A, Class E, 5.72%, 04/15/27 (d),(e),(f)	700,000	643,580
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.78%, 10/15/21 (d),(e),(f)	850,000	858,670
ColumbusNova CLO Ltd., Series 2007-1A, Class E, 3.88%, 05/16/19 (d),(e),(f)	539,000	525,471
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.28%, 11/21/22 (d),(e),(f)	500,000	501,900
Cutwater Ltd.,
Series 2014-1A, Class C, 3.98%, 07/15/26 (d),(e),(f)	2,203,000	2,084,258
Series 2015-1A, Class D1, 4.18%, 07/15/27 (d),(e),(f)	1,294,000	1,216,489
Duane Street CLO, Series 2007-5X, Class B, REG S, 8.03%, 10/14/21 (d),(f)	1,533,000	1,536,066
Eaton Vance CDO VIII Ltd., Series 2006-8A, Class D, 3.69%, 08/15/22 (d),(e),(f)	400,000	384,720
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 3.98%, 01/16/26 (d),(e),(f)	515,000	495,997
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.67%, 11/15/24 (d),(e),(f)	2,600,000	2,601,040
Golub Capital Partners CLO Ltd.,
Series 2011-10AR, Class DR, 4.13%, 10/20/21 (d),(e),(f)	750,000	746,100
Series 2015-22A, Class C, 4.42%, 02/20/27 (d),(e),(f)	800,000	774,080
Harbourview CDO III Ltd., Series 3A, Class A, 0.76%, 09/15/31 (d),(e),(f),(g)	2,713,778	2,523,814
ING IM CLO Ltd.,
Series 2013-1A, Class C, 3.78%, 04/15/24 (d),(e),(f)	300,000	290,760
Series 2013-2A, Class C, 3.78%, 04/25/25 (d),(e),(f)	429,000	416,044
Series 2013-2A, Class D, 5.28%, 04/25/25 (d),(e),(f)	450,000	431,100
JFIN CLO Ltd., Series 2007-1A, Class D, 3.08%, 07/20/21 (d),(e),(f)	1,500,000	1,473,000
Katonah Ltd., Series 2007-10A, Class E, 4.29%, 04/17/20 (d),(e),(f)	1,805,000	1,755,001
Kingsland IV Ltd., Series 2007-4A, Class E, 3.63%, 04/16/21 (d),(e),(f)	628,000	586,866
KKR Financial CLO Ltd.,
Series 10, Class D, 4.04%, 01/15/26 (d),(e),(f)	1,200,000	1,136,880
Series 2012-1A, Class C, 4.68%, 12/15/24 (d),(e),(f)	500,000	503,750
LightPoint CLO V Ltd., Series 2006-5A, Class D, 3.93%, 08/05/19 (d),(e),(f)	670,000	666,449
Madison Park Funding X Ltd., Series 2012-10A, Class E, 5.53%, 01/20/25 (d),(e),(f)	1,700,000	1,671,610
MidOcean Credit CLO III,
Series 2014-3A, Class D, 4.03%, 07/21/26 (d),(e),(f)	3,268,000	3,117,672
Series 2014-3A, Class E, 5.53%, 07/21/26 (d),(e),(f)	2,594,000	2,321,371
MSIM Peconic Bay Ltd., Series 2007-1A, Class E, 5.78%, 07/20/19 (d),(e),(f)	184,256	184,256
Ocean Trails CLO V,
Series 2014-5A, Class D, 4.24%, 10/13/26 (d),(e),(f)	800,000	774,160
Series 2014-5A, Class E, 5.63%, 10/13/26 (d),(e),(f)	800,000	707,520
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.28%, 01/15/24 (d),(e),(f)	350,000	350,000
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 4.73%, 10/25/25 (d),(e),(f)	600,000	549,780
Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.53%, 08/12/26 (d),(e),(f)	1,525,000	1,425,265
OZLM Funding V Ltd.,
Series 2013-5A, Class C, 3.77%, 01/17/26 (d),(e),(f)	2,050,000	1,954,265
Series 2013-5A, Class D, 5.03%, 01/17/26 (d),(e),(f)	1,400,000	1,287,160

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
OZLM VII Ltd., Series 2014-7A, Class C, 3.87%, 07/17/26 (d),(e),(f)	$1,300,000	$1,251,900
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 0.99%, 07/03/33 (d),(e),(f)	559,610	486,860
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.59%, 03/22/37 (d),(e),(f)	3,588,065	2,673,108
Red River CLO Ltd., Series 1A, Class D, 1.93%, 07/27/18 (d),(e),(f)	5,500,000	5,408,150
Sound Point CLO I Ltd., Series 2012-1A, Class E, 6.26%, 10/20/23 (d),(e),(f)	300,000	300,000
Sound Point CLO IX Ltd., Series 2015-2A, Class D, 3.84%, 07/20/27 (d),(e),(f)	500,000	472,000
Symphony CLO IX Ltd.,
Series 2012-9A, Class D, 4.53%, 04/16/22 (d),(e),(f)	3,350,000	3,350,335
Series 2012-9A, Class E, 5.28%, 04/16/22 (d),(e),(f)	1,000,000	1,000,100
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.88%, 07/28/21 (d),(e),(f)	1,000,000	1,000,200
Symphony CLO XII Ltd., Series 2013-12A, Class D, 3.78%, 10/15/25 (d),(e),(f)	500,000	483,350
Venture CDO Ltd.,
Series 2007-13A, Class A3, 0.71%, 11/09/42 (d),(e),(f)	863,000	474,650
Series 2013-15A, Class C 144A, 3.35%, 07/15/25 (d),(e),(f)	1,300,000	1,300,390
Venture X CLO Ltd., Series 2012-10A, Class D, 4.48%, 07/20/22 (d),(e),(f)	500,000	500,050
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.25%, 01/15/27 (d),(e),(f)	2,500,000	2,426,500
Vibrant CLO Ltd., Series 2015-3A, Class C, 3.91%, 04/20/26 (d),(e),(f)	483,000	454,889
WhiteHorse Ltd., Series 2014-1A, Class D, 3.93%, 05/01/26 (d),(e),(f)	497,800	467,335
WhiteHorse VI Ltd.,
Series 2012-1A, Class B2L, 5.53%, 02/03/25 (d),(e),(f)	396,000	372,478
Series 2013-1A, Class B2L, 5.06%, 11/24/25 (d),(e),(f)	417,000	369,128

Total Cayman Islands		71,364,457

United States — 4.4%
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class E, 3.82%, 02/10/20 (d),(e)	2,500,000	2,559,750
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class E, 3.78%, 04/16/21 (d),(e),(f)	436,000	406,396
Ascentium Equipment Receivable, Series 2015-1A, Class E, 5.92%, 06/12/23 (d),(e),(g)	410,000	411,558
Countrywide Home Equity Loan Trust,
Series 2004-P, Class 2A, 0.51%, 03/15/34 (d),(f)	6,498	5,598
Series 2006-G, Class 2A, 0.34%, 10/15/36 (d),(f)	45,230	38,785
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (d),(e)	433,000	420,876
Series 2014-C, Class D, 4.83%, 08/17/20 (d),(e)	881,000	853,160
Credit Suisse Mortgage Trust,
Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (d),(e),(f),(h)	4,158,289	4,153,299
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (d),(e),(f),(h)	4,589,180	4,582,297
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 06/15/22 (d),(e)	200,000	200,960
DT Auto Owner Trust, Series 2014-3A, Class D, 4.47%, 11/15/21 (d),(e)	1,300,000	1,320,150
Education Funding LLC, Series 2006-1A, Class A2, 0.26%, 10/25/29 (d),(e),(f)	4,174,256	3,857,847
Exeter Automobile Receivables Trust,
Series 2013-1A, Class D, 5.05%, 10/15/19 (d),(e)	2,800,000	2,848,720
Series 2013-2A, Class D, 6.81%, 08/17/20 (d),(e)	2,200,000	2,299,220
Series 2014-2A, Class D, 4.93%, 12/15/20 (d),(e)	400,000	397,280
Series 2014-3A, Class C, 4.17%, 06/15/20 (d),(e)	2,600,000	2,621,580
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (d),(e),(g)	172,026	177,187
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class E, 3.78%, 12/20/20 (d),(e),(f)	2,284,000	2,253,851
Harch CLO III Ltd., Series 2007-1A, Class E, 4.03%, 04/17/20 (d),(e),(f)	2,451,000	2,425,019
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.48%, 01/15/34 (d),(e),(f),(g)	1,171,722	1,154,146
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 0.35%, 04/25/36 (d),(f)	899,695	875,044
Series 2006-NC4, Class A2C, 0.34%, 06/25/36 (d),(f)	1,256,076	1,163,504
Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.84%, 05/25/18 (d),(e),(h)	3,241,863	3,242,836
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.32%, 06/25/37 (d),(f)	3,366,363	3,276,481
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 0.79%, 06/23/35 (d),(e),(f)	945,000	562,275
RMAT LLC, Series 2015-RPL1, Class A1 SEQ, 3.97%, 05/26/20 (d),(e),(f),(h)	1,542,651	1,542,497
SLM Private Credit Student Loan Trust, Series 2004-A, Class C, 1.24%, 06/15/33 (d),(f)	809,674	767,409
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.32%, 08/25/37 (d),(f)	2,253,186	2,193,927
Venture IX CDO Ltd., Series 2007-9A, Class D, 4.42%, 10/12/21 (d),(e),(f)	1,500,000	1,500,000
Vericrest Opportunity Loan Trust,
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (d),(e),(f)	75,011	75,011
Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (d),(e),(f),(h)	5,747,000	5,741,253

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (d),(e),(f)	$2,837,501		$2,835,515
Westgate Resorts LLC,
Series 2012-2A, Class C SEQ, 9.00%, 01/20/25 (d),(e)	287,734		290,266
Series 2014-1A, Class C, 5.50%, 12/20/26 (d),(e)	2,236,250		2,227,976

Total United States			59,281,673

TOTAL ASSET-BACKED SECURITIES (COST $130,434,590)			130,646,130

CONVERTIBLE BONDS — 0.8%
France — 0.2%
Auto Parts Manufacturing — 0.2%
Faurecia REG S, 3.25%, 01/01/18 (c),(d)	5,468,800	EUR	2,286,334

Communications Equipment — 0.0%
Alcatel Lucent REG S, 4.25%, 07/01/18	840,000	EUR	37,395

Total France			2,323,729

Germany — 0.3%
Automobiles Manufacturing — 0.3%
Volkswagen International Finance NV Co. REG S, 5.50%, 11/09/15 (c),(d)	2,500,000	EUR	3,445,721

Total Germany			3,445,721

Spain — 0.3%
Wireless Telecommunication Services — 0.3%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (d)	3,600,000	EUR	4,364,636

Total Spain			4,364,636

United States — 0.0%
Consumer Finance — 0.0%
MGIC Investment Corp., 9.00%, 04/01/63 (e)	$50,000		64,281

Total United States			64,281

TOTAL CONVERTIBLE BONDS (COST $11,462,337)			10,198,367

BANK LOANS — 1.1%
Netherlands — 0.2%
Exploration & Production — 0.2%
Endeavour International Holding BV, 11.00%, 01/02/17 (d),(f),(g)	2,619,844		2,012,381

Total Netherlands			2,012,381

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Intercompany BV, 6.50%, 03/19/21 (d),(f),(g)	110,034		102,709
Ceva Logistics U.S. Holdings, 6.50%, 03/19/21 (d),(f),(g)	151,771		141,668
Ceva Logistics Canada, 6.50%, 03/19/21 (d),(f),(g)	18,971		17,708
Ceva Group PLC, 6.50%, 03/19/21 (d),(f),(g)	105,663		98,630

Total United Kingdom			360,715

United States — 0.9%
Advertising & Marketing — 0.0%
Getty Images, Inc., 4.75%, 10/18/19 (d),(f),(g)	353,692		261,290

Casinos & Gaming — 0.1%
Caesars Entertainment Resort Properties LLC, 7.00%, 10/11/20 (d),(f),(g)	997,468		902,210

Financial Services — 0.7%
MF Global Finance USA, Inc.,
4.25%, 06/15/16 (d),(f),(g),(j)	9,532,183		3,580,574

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
5.25%, 06/15/16 (d),(f),(g),(j)	$17,000,000		$6,385,710

			9,966,284

Publishing & Broadcasting — 0.0%
Clear Channel Communications, 6.93%, 01/30/19 (d),(f),(g)	334,527		308,451

Wireless Telecommunication Services — 0.1%
New Lightsquared LLC, 1.00%, 06/15/20 (d),(f),(g)	1,072,010		1,046,549

Total United States			12,484,784

TOTAL BANK LOANS (COST $15,431,243)			14,857,880

CORPORATE BONDS & NOTES — 6.1%
Brazil — 0.5%
Banks — 0.3%
Banco Bradesco SA REG S, 5.90%, 01/16/21 (c)	210,000		221,288
Banco do Brasil SA/Cayman REG S, 5.88%, 01/26/22 (c)	980,000		968,436
Banco Estado Rio Grande Sul SA REG S, 7.38%, 02/02/22	100,000		98,850
Banco Votorantim SA REG S, 7.38%, 01/21/20	770,000		817,201
Itau Unibanco Holding SA REG S,
5.75%, 01/22/21	380,000		394,964
6.20%, 04/15/20 - 12/21/21 (c)	770,000		825,800

			3,326,539

Food & Beverage — 0.0%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	410,000		378,225
Cosan Overseas Ltd. REG S, 8.25% (k)	100,000		99,500

			477,725

Integrated Oils — 0.2%
Petrobras Global Finance BV, 6.85%, 06/05/15	2,863,000		2,366,957

Total Brazil			6,171,221

Canada — 0.3%
Aerospace & Defense — 0.1%
Bombardier, Inc., 7.50%, 03/15/25 (b),(d),(e)	1,536,000		1,393,920

Biotechnology & Pharmaceuticals — 0.1%
Concordia Healthcare Corp., 7.00%, 04/15/23 (d),(e)	421,000		421,000

Oil & Gas Services — 0.0%
Sanjel Corp. REG S, 7.50%, 06/19/19 (e),(g)	200,000		146,500

Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (c),(d)	1,324,000		1,350,480

Total Canada			3,311,900

Cayman Islands — 0.0%
Financial Services — 0.0%
MMCAPS Funding XIX Ltd. / MMCAPS Funding XIX Corp., 0.60%, 01/12/38 (d),(e),(f)	247,000		191,425

Total Cayman Islands			191,425

Ecuador — 0.1%
Refining & Marketing — 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 5.91%, 09/24/19 (f)	1,040,579		920,913

Total Ecuador			920,913

France — 0.2%
Property & Casualty Insurance — 0.2%
Groupama SA REG S, 6.38% (d),(f),(k)	2,500,000	EUR	2,842,866

Publishing & Broadcasting — 0.0%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18 (d)	400,000	EUR	414,769
Total France			$3,257,635

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Germany — 0.3%
Banks — 0.3%
HSH Nordbank AG REG S,
MTN, 0.79%, 02/14/17 (d),(f)	2,257,000	EUR	$1,834,069
MTN, 0.83%, 02/14/17 (d),(f)	1,922,000	EUR	1,564,201

Total Germany			3,398,270

Ireland — 0.1%
Banks — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (d)	1,350,000	EUR	1,523,860

Total Ireland			1,523,860

Luxembourg — 0.1%
Cable & Satellite — 0.1%
Altice SA, 7.75%, 05/15/22 (d),(e)	$440,000		425,700

Wireless Telecommunication Services — 0.0%
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (d)	382,000		338,070

Total Luxembourg			763,770

Mexico — 0.0%
Oil & Gas Services — 0.0%
Oro Negro Drilling Pte Ltd. REG S, 7.50%, 01/24/19 (e)	200,000		154,000

Total Mexico			154,000

Nigeria — 0.0%
Oil & Gas Services — 0.0%
Sea Trucks Group Ltd. REG S, 9.00%, 03/26/18 (e),(g)	750,000		622,500

Total Nigeria			622,500

Poland — 0.1%
Food & Beverage — 0.1%
CEDC Finance Corp. International, Inc., 10.00%, 04/30/18 (d),(f),(i)	1,419,858		1,263,674

Total Poland			1,263,674

Sweden — 0.1%
Chemicals — 0.1%
Perstorp Holding AB,
8.75%, 05/15/17 (d),(e)	598,000		621,920
11.00%, 08/15/17 (d),(e)	241,000		254,857

Total Sweden			876,777

United Kingdom — 0.1%
Transportation & Logistics — 0.1%
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (d),(e)	206,000		198,790
CEVA Group PLC, 4.00%, 05/01/18 (d),(e)	1,528,180		1,398,285

Total United Kingdom			1,597,075

United States — 4.1%
Cable & Satellite — 0.2%
Cable One, Inc., 5.75%, 06/15/22 (d),(e)	130,000		131,625
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 07/15/19 (c),(d)	2,355,000		2,513,962

			2,645,587

Casinos & Gaming — 0.3%
Boyd Gaming Corp., 6.88%, 05/15/23 (d)	220,000		225,500
Caesars Entertainment Operating Co., Inc.,
10.00%, 12/15/18 (a),(d),(j)	1,989,692		527,366
10.75%, 02/01/16 (a),(d),(j)	15,000		3,900

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (c),(d),(e)	$1,800,000	$1,741,500
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (c),(d),(e)	278,000	287,730
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (c),(d),(e)	1,290,000	1,354,500

		4,140,496

Chemicals — 0.0%
A Schulman, Inc., 6.88%, 06/01/23 (c),(d),(e)	300,000	306,000

Commercial Finance — 0.1%
NewStar Financial, Inc., 7.25%, 05/01/20 (c),(d),(e)	947,000	971,859

Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 04/01/19 (d),(e)	761,000	743,877
Commscope Tech Finance LLC, 6.00%, 06/15/25 (d),(e)	280,000	278,950
Commscope, Inc., 4.38%, 06/15/20 (d),(e)	140,000	141,400
Plantronics, Inc., 5.50%, 05/31/23 (d),(e)	422,000	427,275

		1,591,502

Construction Materials Manufacturing — 0.0%
NWH Escrow Corp., 7.50%, 08/01/21 (c),(d),(e)	420,000	394,800

Consumer Finance — 0.2%
DFC Finance Corp., 10.50%, 06/15/20 (d),(e)	1,700,000	1,287,750
Quicken Loans, Inc., 5.75%, 05/01/25 (d),(e)	885,000	847,387
Springleaf Finance Corp., 5.25%, 12/15/19 (d)	146,000	144,175

		2,279,312

Consumer Services — 0.1%
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 05/15/20 (c),(d),(e)	150,000	144,750
Sotheby’s, 5.25%, 10/01/22 (b),(d),(e)	560,000	548,800

		693,550

Containers & Packaging — 0.0%
Sealed Air Corp., 5.50%, 09/15/25 (d),(e)	65,000	65,488

Entertainment Contents — 0.1%
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20 (c),(d),(e)	360,000	356,400
Production Resource Group, Inc., 8.88%, 05/01/19 (d)	1,500,000	1,196,250

		1,552,650

Entertainment Resources — 0.1%
Mohegan Tribal Gaming Authority, PIK, 11.00%, 09/15/18 (c),(d),(e)	1,299,000	1,300,624

Exploration & Production — 0.1%
Clayton Williams Energy, Inc., 7.75%, 04/01/19 (d)	1,176,000	1,117,200

Financial Services — 0.6%
MF Global Holdings Ltd.,
1.88%, 02/01/16 (a),(d),(g),(j)	18,472,000	3,694,400
3.38%, 08/01/18 (a),(d),(g),(j)	6,000,000	1,200,000
6.25%, 08/08/16 (a),(d),(g),(j)	4,000,000	840,000
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (c),(d),(e)	2,030,000	2,167,025

		7,901,425

Food & Beverage — 0.0%
Post Holdings, Inc., 7.38%, 02/15/22 (d)	503,000	511,803

Forest & Paper Products Manufacturing — 0.1%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (c),(d)	755,000	687,050

Hardware — 0.1%
Global Cash Access, Inc., 10.00%, 01/15/22 (d),(e)	890,000	865,525

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Real Alloy Holding, Inc., 10.00%, 01/15/19 (c),(d),(e)	$953,000	$967,295

		1,832,820

Health Care Facilities/Services — 0.3%
inVentiv Health, Inc., 11.00%, 08/15/18 (c),(d),(e),(f),(i)	1,542,500	1,488,512
Tenet Healthcare Corp., 6.75%, 06/15/23 (d),(e)	377,000	384,776
Universal Hospital Services, Inc., 7.63%, 08/15/20 (d)	1,893,000	1,741,560

		3,614,848

Home Improvement — 0.0%
Empire Today LLC / Empire Today Finance Corp., 11.38%, 02/01/17 (d),(e)	570,000	450,300

Industrial Other — 0.0%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19 (b),(d)	260,000	236,925

Medical Equipment & Devices Manufacturing — 0.0%
Hologic, Inc., 5.25%, 07/15/22 (d),(e)	120,000	122,550

Metals & Mining — 0.1%
AK Steel Corp. ,7.625%, 05/15/20 - 10/01/21 (d)	1,625,000	1,340,772

Pharmaceuticals — 0.0%
Endo Finance LLC / Endo Finco, Co., 5.38%, 01/15/23 (c),(d),(e)	160,000	158,000

Pipeline — 0.0%
PBF Logistics LP / PBF Logistics Finance Corp., 6.88%, 05/15/23 (d),(e)	188,000	188,940

Property & Casualty Insurance — 0.1%
Ambac Assurance Corp., 5.10%, 06/07/20 (d),(e)	1,475,529	1,624,926

Publishing & Broadcasting — 0.5%
American Media, Inc., 11.50%, 12/15/17 (c),(d)	2,890,000	2,969,475
LBI Media, Inc.,
10.00%, 04/15/19 (d),(e)	1,985,000	2,051,994
13.50%, 04/15/20 (d),(e)	615,672	643,377
Lee Enterprises, Inc., 9.50%, 03/15/22 (c),(d),(e)	1,135,000	1,154,862
McClatchy Co., 9.00%, 12/15/22 (b),(d)	466,000	443,865

		7,263,573

Real Estate — 0.0%
Communications Sales & Leasing, Inc., 8.25%, 10/15/23 (d),(e)	126,000	123,953

Retail - Consumer Discretionary — 0.7%
Claire’s Stores, Inc., 9.00%, 03/15/19 (d),(e)	3,242,000	2,739,490
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (d),(e)	6,046,000	5,773,930
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23 (d),(e)	130,000	130,650

		8,644,070

Software & Services — 0.1%
iPayment, Inc., 9.50%, 12/15/19 (d),(e)	1,512,509	1,436,884
Sabre GLBL, Inc., 5.38%, 04/15/23 (d),(e)	160,000	157,600

		1,594,484

Transportation & Logistics — 0.1%
Navistar International Corp., 8.25%, 11/01/21 (d)	640,000	608,000
XPO Logistics, Inc., 6.50%, 06/15/22 (c),(d),(e)	632,000	618,570

		1,226,570

Utilities — 0.0%
PPL Energy Supply LLC, 6.50%, 06/01/25 (b),(d),(e)	70,000	70,000

Wireline Telecommunication Services — 0.1%
Windstream Corp., 6.38%, 08/01/23 (b),(c),(d)	762,000	626,173

Total United States		55,278,250

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Venezuela — 0.1%
Integrated Oils — 0.1%
Petroleos de Venezuela SA REG S, 6.00%, 11/15/26	$5,520,000		$1,945,800

Total Venezuela			1,945,800

TOTAL CORPORATE BONDS & NOTES (COST $86,414,751)			81,277,070

SOVEREIGN DEBT — 2.5%
Argentina Boden Bonds, 7.00%, 10/03/15 (c)	4,434,000		4,491,642
Argentine Republic Government International Bond,
8.28%, 12/31/33 (a),(j)	4,147,228		3,960,603
8.75%, 06/02/17 (a),(j)	673,000		632,620
Ecuador Government International Bond REG S, 10.50%, 03/24/20	3,713,000		3,722,282
Hellenic Republic Government Bond REG S,
3.00%, 02/24/23 - 02/24/42 (c),(f),(i)	6,873,000	EUR	3,020,170
3.38%, 07/17/17 (e)	848,000	EUR	538,831
4.75%, 04/17/19 (e)	757,000	EUR	464,325
Pakistan Government International Bond REG S, 6.75%, 12/03/19 (c)	$2,425,000		2,485,773
Perusahaan Penerbit SBSN Indonesia III REG S, 4.33%, 05/28/25	1,064,000		1,036,123
Republic of Cyprus REG S, 3.88%, 05/06/22	3,511,000	EUR	3,924,281
Republic of Iraq REG S, 5.80%, 01/15/28	$4,280,000		3,460,808
Republic of Venezuela REG S, 5.75%, 02/26/16	933,000		770,891
Russian Federation REG S, 5.63%, 04/04/42	4,800,000		4,512,000

TOTAL SOVEREIGN DEBT (COST $34,332,165)			33,020,349

MORTGAGE-BACKED SECURITIES — 23.9%
Cayman Islands — 1.5%
Collateralized Debt Obligation (Commercial) — 1.1%
Gramercy Real Estate CDO Ltd., Series 2007-1A, Class A1, 0.55%, 08/15/56 (d),(e),(f)	1,464,753		1,362,220
Marathon Real Estate CDO Ltd., Series 2006-1A, Class B, 0.62%, 05/25/46 (d),(e),(f)	288,000		272,880
N-Star REL CDO VI Ltd., Series 2006-6A, Class B, 0.73%, 06/16/41 (d),(e),(f)	1,936,000		1,631,661
NorthStar Real Estate CDO Ltd., Series 2013-1A, Class B, 5.19%, 08/25/29 (d),(e),(f)	1,000,000		1,001,700
RAIT CRE CDO I Ltd., Series 2006-1A, Class A2, 0.54%, 11/20/46 (d),(e),(f),(g)	474,000		406,550
Resource Capital Corp. Ltd.,
Series 2014-CRE2, Class B, 2.69%, 04/15/32 (d),(e),(f)	1,329,000		1,321,558
Series 2015-CRE3, Class D, 4.19%, 03/15/32 (d),(e),(f)	2,100,000		2,099,370
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.43%, 05/09/46 (d),(e),(f)	6,643,392		6,418,845

			14,514,784

Commercial Mortgage-Backed Securities — 0.4%
PFP III Ltd., Series 2014-1, Class D, 4.27%, 06/14/31 (d),(e),(f)	5,300,000		5,311,130

Total Cayman Islands			19,825,914

United States — 22.4%
Collateralized Debt Obligation (Commercial) — 0.0%
Arbor Realty Mortgage Securities LLC, Series 2006-1A, Class A2, 0.59%, 01/26/42 (d),(e),(f),(h)	359,863		352,918

Collateralized Mortgage Obligation (Residential) — 11.4%
Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.77%, 05/25/35 (d),(f)	1,874,541		1,848,110
Banc of America Alternative Loan Trust, Series 2005-6, Class 2CB2, 6.00%, 07/25/35 (d)	697,592		663,898
Banc of America Funding Corp.,
Series 2006-A, Class 3A2, 2.76%, 02/20/36 (d),(f)	1,131,426		945,419
Series 2006-H, Class 2A3, 2.82%, 09/20/46 (d),(f)	5,526,272		4,747,620
Series 2006-I, Class 6A1, 0.38%, 10/20/46 (d),(f)	724,292		581,389
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 2.60%, 07/25/37 (d),(f)	468,829		444,028
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-7, Class 1A4, 5.50%, 10/25/35 (d)	548,039		539,106
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	3,163,869		3,217,338
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (d)	703,680		710,506
Connecticut Avenue Securities,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-C01, Class M2, 4.59%, 01/25/24 (d),(f)	$390,000	$401,505
Series 2014-C02, Class 1M2, 2.79%, 05/25/24 (d),(f),(h)	7,651,567	6,881,819
Series 2014-C02, Class 2M2, 2.79%, 05/25/24 (d),(f)	176,000	160,195
Series 2014-C03, Class 2M2, 3.09%, 07/25/24 (d),(f),(h)	23,987,452	22,200,387
Series 2014-C03, Class 1M2, 3.19%, 07/25/24 (d),(f),(h)	10,739,817	9,970,846
Series 2014-C04, Class 2M2, 5.19%, 11/25/24 (d),(f)	1,365,420	1,409,523
Series 2014-C04, Class 1M2, 5.09%, 11/25/24 (d),(f)	371,000	382,724
Series 2015-C01, Class 1M2, 4.49%, 02/25/25 (d),(f),(h)	11,277,682	11,270,915
Series 2015-C01, Class 2M2, 4.74%, 02/25/25 (d),(f),(h)	16,108,671	16,272,979
Series 2015-C02, Class 1M2, 4.18%, 05/25/25 (d),(f),(h)	7,513,650	7,342,339
Series 2015-C02, Class 2M2, 4.18%, 05/25/25 (d),(f),(h)	3,001,000	2,926,875
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17 SEQ, 6.00%, 06/25/35 (d)	819,340	817,619
Series 2005-J2, Class 1A5, 0.69%, 04/25/35 (d),(f)	944,981	831,867
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.35%, 11/25/36 (d),(f)	2,166,861	2,046,817
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 08/25/35 (d)	225,578	221,924
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.73%, 09/25/35 (d),(f)	416,223	404,528
JP Morgan Alternative Loan Trust,
Series 2005-A2, Class 1A1, 0.71%, 01/25/36 (d),(f)	120,925	111,735
Series 2006-S4, Class A6, 5.71%, 12/25/36 (d),(f)	375,289	360,916
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (d),(f)	582,963	551,658
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF3 SEQ, 5.18%, 11/25/36 (d),(f)	533,482	541,804
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A6, 2.56%, 07/25/35 (d),(f)	274,699	266,458
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.47%, 01/25/36 (d),(f)	1,065,413	810,992
RALI Trust, Series 2005-QA13, Class 2A1, 3.55%, 12/25/35 (d),(f)	1,402,730	1,208,452
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.44%, 11/25/23 (d),(f),(h)	17,722,350	18,043,124
Series 2014-DN1, Class M3, 4.69%, 02/25/24 (d),(f),(h)	3,346,943	3,450,029
Series 2014-DN4, Class M3, 4.74%, 10/25/24 (d),(f),(h)	3,299,885	3,356,643
Series 2014-HQ2, Class M3, 3.94%, 09/25/24 (d),(f),(h)	3,909,266	3,820,917
Series 2015-DN1, Class M3, 4.34%, 01/25/25 (d),(f),(h)	4,179,285	4,246,154
Series 2015-DNA1, Class M3, 3.49%, 10/25/27 (d),(f)	277,415	269,869
Series 2015-HQ1, Class M3, 3.99%, 03/25/25 (d),(f),(h)	1,834,334	1,808,103
Structured Asset Securities Corp. Trust, Series 2005-4XS, Class 1A3, 5.00%, 03/25/35 (d),(f)	281,366	283,138
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 3A1A, 1.08%, 09/25/46 (d),(f)	6,870,754	5,393,542
Series 2006-AR9, Class 1A, 1.16%, 08/25/46 (d),(f)	7,811,672	6,835,213
Series 2007-OA6, Class 1A, 0.97%, 07/25/47 (d),(f)	1,629,092	1,372,510
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-9, Class 1A12, 5.50%, 10/25/35 (d)	126,940	128,654
Series 2006-13, Class A5, 6.00%, 10/25/36 (d)	441,571	451,595
Series 2007-12, Class A6, 5.50%, 09/25/37 (d)	278,119	283,848
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (d)	1,053,806	1,050,013
Series 2007-16, Class 1A7, 6.00%, 12/28/37 (d)	327,748	331,287

		152,216,930

Commercial Mortgage-Backed Securities — 9.2%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.69%, 09/15/26 (d),(e),(f)	900,000	900,270
Series 2014-ICTS, Class E, 3.14%, 06/15/28 (d),(e),(f)	900,000	896,670
Series 2014-INLD, Class D, 3.68%, 12/15/29 (d),(e),(f)	2,400,000	2,411,760
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.11%, 01/09/17 (d),(e),(f),(g)	11,925,000	11,930,962
BBCMS Trust, Series 2015-RRMZ, Class M1, 6.19%, 05/15/20 (d),(e),(f),(g)	2,900,000	2,900,000
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ, 5.57%, 12/11/40 (d),(f),(h)	6,346,987	6,315,252
Series 2006-PW14, Class B, 5.33%, 12/11/38 (d),(e)	320,000	288,224
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (f)	2,796,822	2,825,629
Series 2007-PW15, Class AM SEQ, 5.36%, 02/11/44 (h)	2,643,321	2,726,057
Series 2007-PW15, Class AMFX SEQ, 5.36%, 02/11/44 (e)	925,774	956,417

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 3.94%, 08/15/26 (d),(e),(f)	$1,000,000	$999,900
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (d),(f),(h)	3,517,000	2,982,768
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, 4.04%, 12/15/27 (d),(e),(f)	3,450,000	3,457,245
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.19%, 02/15/31 (d),(e),(f),(h)	1,590,000	1,590,000
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class AJ SEQ, 5.48%, 10/15/49	1,224,473	1,222,024
Series 2015-GC29, Class D, 3.11%, 04/10/48 (d),(e),(h)	1,695,000	1,289,895
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM SEQ, 5.25%, 08/15/48 (h)	3,537,067	3,633,275
COMM Mortgage Trust, Series 2015-CR23, Class D, 4.40%, 05/10/48 (d),(f)	294,000	248,371
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.24%, 12/10/49 (f),(h)	2,647,992	2,680,033
Commercial Mortgage Trust,
Series 2000-C1, Class G, 6.85%, 08/15/33 (d),(e),(f)	386,472	392,038
Series 2014-PAT, Class E, 3.34%, 08/13/27 (d),(e),(f)	4,800,000	4,808,160
Series 2014-TWC, Class E, 3.44%, 02/13/32 (d),(e),(f)	2,000,000	1,992,400
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class AJ SEQ, 5.37%, 12/15/39	1,758,228	1,707,943
Series 2007-C1, Class AM, 5.42%, 02/15/40	1,280,043	1,319,980
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (h)	2,248,287	2,318,434
Series 2007-C5, Class AM, 5.87%, 09/15/40 (f),(h)	1,126,578	1,166,572
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (f),(h)	1,076,886	1,102,516
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (d),(f)	4,494,558	4,537,706
Series 2007-C1, Class AMFL, 0.38%, 02/15/40 (d),(f)	39,000	35,459
CSMC Trust, Series 2015-DEAL, Class E, 4.19%, 04/15/29 (d),(e),(f)	2,500,000	2,490,500
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (f)	962,026	934,031
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class G, 5.30%, 07/10/45 (d),(e),(f)	1,500,000	1,501,500
GS Mortgage Securities Corp. III, Series 2005-GG4, Class D, 4.94%, 07/10/39 (d),(f)	72,000	71,460
GS Mortgage Securities Trust,
Series 2006-GG6, Class D, 5.74%, 04/10/38 (d),(f)	1,009,000	996,993
Series 2007-GG10, Class AM, 5.79%, 08/10/45 (f),(h)	3,616,773	3,679,343
Hilton Mortgage Trust, Series 2014-ORL, Class F, 3.94%, 07/15/29 (e),(f)	1,410,840	1,381,636
Hilton USA Trust,
Series 2013-HLF, Class EFL, 3.94%, 11/05/30 (d),(e),(f)	3,380,145	3,380,145
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (e),(f)	461,438	469,098
Series 2014-ORL, Class E, 3.44%, 07/15/29 (d),(e),(f),(h)	810,000	810,000
Irvine Core Office Trust, Series 2013-IRV, Class F, 3.28%, 05/15/48 (e),(f)	370,175	298,694
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.49%, 01/12/43 (d),(f),(h)	1,957,000	1,923,144
Series 2007-LD11, Class AM, 5.96%, 06/15/49 (f),(h)	3,487,787	3,623,113
Series 2014-BXH, Class E, 3.94%, 04/15/27 (d),(e),(f)	600,000	598,500
Series 2014-C20, Class D, 4.72%, 07/15/47 (d),(e),(f)	225,000	201,443
Series 2014-CBM, Class E, 4.04%, 10/15/29 (d),(e),(f)	900,000	895,050
Series 2015-CSMO, Class E, 4.14%, 01/15/32 (d),(e),(f)	2,600,000	2,603,120
JP Morgan Chase Commercial Mortgage Trust, Series 2014-INN, Class E, 3.79%, 06/15/29 (d),(e),(f)	1,500,000	1,494,900
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class D, 3.88%, 10/15/48 (d),(e),(f)	300,000	242,850
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.45%, 04/20/48 (d),(e),(f)	435,000	337,081
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 6.03%, 06/12/50 (f),(h)	3,496,448	3,646,795
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class AM, 5.90%, 06/12/50 (f),(h)	1,229,926	1,283,305
Series 2007-8, Class AMA, 6.08%, 08/12/49 (f),(h)	3,571,880	3,689,395
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (d),(e)	352,000	283,430
Series 2015-C21, Class D, 4.30%, 03/15/48 (d),(e),(f),(h)	2,819,000	2,401,506
Series 2015-C23, Class D, 4.14%, 07/15/50 (d),(e)	310,000	260,183
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class AMFX SEQ, 5.87%, 04/15/49 (f)	452,132	471,393
Series 2007-IQ14, Class AM SEQ, 5.87%, 04/15/49 (f),(h)	2,857,152	2,983,724
Series 2007-IQ16, Class AJFX, 6.32%, 12/12/49 (f)	1,889,750	1,830,790
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (d),(f)	6,000,000	6,121,800
Wachovia Bank Commercial Mortgage Trust,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2005-C22, Class D, 5.54%, 12/15/44 (d),(f),(g)	$46,000	$38,672
Series 2005-C22, Class B, 5.54%, 12/15/44 (d),(f)	270,000	269,325
Series 2005-C22, Class C, 5.54%, 12/15/44 (d),(f)	238,000	229,908
Series 2006-C29, Class B, 5.43%, 11/15/48 (d),(f)	555,000	530,857
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (d),(e)	190,000	152,551
Series 2015-LC20, Class D, 4.51%, 04/15/50 (d),(e),(f),(h)	2,125,000	1,817,512

		123,579,707

Interest Only Commercial Mortgage-Backed Securities — 1.8%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.32%, 04/10/48 (d),(f),(h)	13,232,049	1,063,857
Commercial Mortgage Trust,
Series 2014-CR18, Class XA, 1.45%, 07/15/47 (d),(f),(h)	43,693,087	3,228,919
Series 2014-LC17, Class XA, 1.18%, 10/10/47 (d),(f)	5,233,928	297,287
Series 2014-UBS4, Class XA, 1.44%, 08/10/47 (d),(f),(h)	71,021,679	5,518,385
Series 2014-UBS5, Class XA, 1.26%, 09/10/47 (d),(f)	10,932,028	700,743
Series 2015-CR23, Class XA, 1.16%, 05/10/48 (d)	7,645,967	513,809
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA, 1.12%, 04/15/50 (d),(f)	6,751,122	450,975
Series 2015-C2, Class XA, 1.05%, 06/15/57 (d),(f),(h)	25,474,074	1,574,298
GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 1.03%, 09/10/47 (d),(f),(h)	23,693,904	1,331,597
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 1.14%, 09/15/47 (d),(f)	8,174,607	524,810
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.44%, 08/15/47 (d),(f)	11,802,773	860,422
Series 2014-C19, Class XA, 1.31%, 12/15/47 (d),(f),(h)	21,465,364	1,509,015
Series 2015-C22, Class XA, 1.33%, 05/15/46 (d),(f)	26,045,517	2,062,805
Series 2015-C23, Class XA, 0.77%, 07/15/50 (d),(f),(h)	26,896,000	1,325,973
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class XA, 0.93%, 05/15/48 (d),(f),(h)	16,925,382	927,511
Series 2015-C29, Class XA, 0.78%, 06/15/48 (d),(f),(h)	30,912,000	1,656,883
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 1.11%, 09/15/57 (d),(f)	5,395,240	335,044

		23,882,333

Total United States		300,031,888

TOTAL MORTGAGE-BACKED SECURITIES (COST $322,884,219)		319,857,802

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 2.0%
United States — 2.0%
Interest Only Collateralized Mortgage Obligations (Residential) — 1.5%
Federal Home Loan Mortgage Corp.,
Series 4029, Class MI, 4.00%, 04/15/41 (d)	14,210,800	2,465,574
Series 4123, Class IP, 4.50%, 07/15/42 (d)	4,670,082	1,055,438
Series 4141, Class HI, 3.50%, 10/15/42 (d)	11,571,657	2,234,487
Series 4172, Class PI, 3.00%, 07/15/40 (d)	19,703,746	2,106,330
Series 4194, Class GI, 4.00%, 04/15/43 (d)	12,354,761	2,469,717
Series 4257, Class IK, 4.00%, 12/15/42 (d)	12,663,271	2,793,518
Federal National Mortgage Association,
Series 2012-12, Class PI, 4.50%, 08/25/40 (d)	11,904,111	2,055,840
Series 2012-148, Class CI, 3.00%, 11/25/42 (d)	16,641,745	1,833,920
Series 2013-54, Class IN, 3.50%, 03/25/43 (d)	13,858,863	2,439,160
Series 2013-83, Class PI, 3.00%, 10/25/41 (d)	8,742,069	901,307

		20,355,291

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 0.5%
Federal Home Loan Mortgage Corp.,
Series 4094, Class SK, 5.86%, 08/15/42 (d),(f)	1,421,312	314,821
Series 4132, Class ES, 5.96%, 11/15/42 (d),(f)	4,989,769	1,156,628
Federal National Mortgage Association,
Series 2012-111, Class ES, 5.96%, 12/25/41 (d),(f)	9,332,840	1,802,171
Series 2013-84, Class PS, 5.96%, 11/25/42 (d),(f)	12,681,209	2,346,024

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association,
Series 2009-101, Class SB, 6.26%, 08/20/39 (d),(f)	$3,085,981	$523,074
Series 2010-61, Class SJ, 5.87%, 05/16/40 (d),(f)	3,199,634	529,859
Series 2011-56, Class SI, 6.46%, 04/20/41 (d),(f)	2,699,472	501,022

		7,173,599

Total United States		27,528,890

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $27,406,855)		27,528,890

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.2%
Financial Select Sector SPDR Fund	9,685	236,120
iShares China Large-Cap ETF	2,774	127,881
iShares MSCI Japan ETF	49,245	630,829
iShares MSCI Taiwan ETF	6,136	96,826
iShares Russell 2000 ETF	12,829	1,601,829

TOTAL EXCHANGE-TRADED FUND (COST $2,478,170)		2,693,485

RIGHTS — 0.0%
Spain — 0.0%
Engineering & Construction Services — 0.0%
Abertis Infraestructuras SA (a)	4,838	3,991

Total Spain		3,991

TOTAL RIGHTS (COST $4,188)		3,991

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.4%
Exchange-Traded Call Options — 0.1%
Alstom SA Strike Price 27.00 EUR Expires 09/18/15	182	26,986
Alstom SA Strike Price 28.00 EUR Expires 09/18/15	608	84,729
Apple, Inc. Strike Price 127.00 USD Expires 07/31/15	910	293,930
Apple, Inc. Strike Price 129.00 USD Expires 07/31/15	140	33,600
Cap Gemini SA Strike Price 84.00 EUR Expires 07/17/15	61	7,617
Cap Gemini SA Strike Price 80.00 EUR Expires 07/17/15	60	15,218
Cap Gemini SA Strike Price 86.00 EUR Expires 07/17/15	61	3,706
DAX Index Strike Price 11,600.00 EUR Expires 07/03/15	70	7,804
Facebook, Inc. Strike Price 80.00 USD Expires 01/15/16	143	148,720
Facebook, Inc. Strike Price 60.00 USD Expires 01/15/16	413	1,113,035
iShares U.S. Real Estate ETF Strike Price 72.50 USD Expires 07/10/15	383	15,320
Liberty Global PLC Strike Price 60.00 USD Expires 01/15/16	634	155,330
Liberty Global PLC Strike Price 62.50 USD Expires 01/15/16	369	64,575
Nokia Oyj Strike Price 6.60 EUR Expires 07/17/15	608	6,100
Nokia Oyj Strike Price 7.00 EUR Expires 07/17/15	595	3,980
Vodafone Group PLC Strike Price 2.55 GBP Expires 08/21/15	1,183	41,823
Vodafone Group PLC Strike Price 2.50 GBP Expires 09/18/15	422	33,153

		2,055,626

Exchange-Traded Put Options — 0.2%
DAX Index Strike Price 11,300.00 EUR Expires 07/17/15	12	32,777
DAX Index Strike Price 10,800.00 EUR Expires 07/17/15	32	36,924
Euro Stoxx 50 Index Strike Price 3,500.00 EUR Expires 07/17/15	18	26,228
Euro Stoxx 50 Index Strike Price 3,550.00 EUR Expires 07/17/15	27	48,011
Euro Stoxx 50 Index Strike Price 3,375.00 EUR Expires 08/21/15	9	11,358
Euro Stoxx 50 Index Strike Price 3,450.00 EUR Expires 09/18/15	69	128,079
Eurodollar Futures Strike Price 99.50 USD Expires 09/14/15	214	5,350
iShares Russell 2000 ETF Strike Price 112.00 USD Expires 01/15/16	528	186,648

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Contracts		Value
S&P 500 E-Mini Index Strike Price 2,050.00 USD Expires 07/17/15	18		$25,650
S&P 500 E-Mini Index Strike Price 2,060.00 USD Expires 07/17/15	18		27,900
S&P 500 E-Mini Index Strike Price 2,050.00 USD Expires 08/21/15	115		270,250
S&P 500 Index Strike Price 1,875.00 USD Expires 09/18/15	96		214,080
S&P 500 Index Strike Price 2,100.00 USD Expires 07/17/15	189		925,155
S&P 500 Index Strike Price 1,975.00 USD Expires 06/30/15	167		334
S&P 500 Index Strike Price 2,000.00 USD Expires 07/10/15	144		131,040
S&P 500 Index Strike Price 2,040.00 USD Expires 07/10/15	53		104,410
S&P 500 Index Strike Price 2,050.00 USD Expires 07/10/15	79		169,060
S&P 500 Index Strike Price 2,060.00 USD Expires 07/02/15	39		41,886

			2,385,140

Security Description	Notional Amount		Value
FX OTC Call Options — 0.1%
USD/BRL Currency Strike Price 2.60 BRL Expires 12/31/15 Counterparty JPMorgan Chase Bank, N.A.	1,895,400	USD	408,004
USD/CNH Currency Strike Price 6.30 CNH Expires 11/05/15 Counterparty JPMorgan Chase Bank, N.A.	9,340,000	USD	33,814
USD/CNH Currency Strike Price 6.40 CNH Expires 11/06/17 Counterparty Morgan Stanley Capital Services LLC	7,830,000	USD	247,774
USD/CNH Currency Strike Price 6.80 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	12,140,000	USD	159
USD/JPY Currency Strike Price 124.00 JPY Expires 01/12/16 Counterparty Morgan Stanley Capital Services LLC	5,390,000	USD	99,819

			789,570

FX OTC Put Options — 0.0%
USD/BRL Currency Strike Price 2.40 BRL Expires 12/31/15 Counterparty Morgan Stanley Capital Services LLC	1,895,400	USD	42

			42

Security Description	Contracts		Value
OTC Put Options — 0.0%
Financial Select Sector SPDR Strike Price 22.50 USD Expires 01/13/16 Counterparty Morgan Stanley & Co. International plc	403,600		211,946
iShares Trust Strike Price 111.00 USD Expires 09/18/15 Counterparty Morgan Stanley & Co. International plc	53,200		62,866
KOSPI 200 Index Strike Price 232.83 KRW Expires 09/10/15 Counterparty JPMorgan Chase Bank, N.A.	29,389,535		29,244

			304,056

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $5,914,909)			5,534,434

TOTAL INVESTMENTS IN SECURITIES — 89.7% (COST $1,200,443,039) (l)			$1,202,175,944

TOTAL SECURITIES SOLD SHORT — (21.8)% (PROCEEDS $303,093,856)			(292,325,376)

Other Assets (m) — 32.1%			430,965,528

Net Assets — 100.0%			$1,340,816,096

* As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost			$1,200,443,039

Gross unrealized appreciation			$35,682,699
Gross unrealized depreciation			(33,949,794)

Net unrealized appreciation			$1,732,905

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
SECURITIES SOLD SHORT — (21.8)%
COMMON STOCK — (17.3)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	6,100	$(32,086)

Total Argentina		(32,086)

Australia — (0.0)%
Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	1,300	(52,923)

Total Australia		(52,923)

Belgium — (0.0)%
Software — (0.0)%
Materialise NV ADR	1,400	(12,733)

Total Belgium		(12,733)

Bermuda — (0.1)%
Insurance — (0.0)%
Montpelier Re Holdings Ltd.	12,500	(493,750)

Transportation & Logistics — (0.1)%
Golar LNG Ltd.	14,200	(664,560)
Teekay Corp.	300	(12,846)

		(677,406)

Total Bermuda		(1,171,156)

Brazil — (0.1)%
Banking — (0.0)%
Banco Bradesco SA ADR	40,596	(371,859)

Chemicals — (0.0)%
Braskem SA ADR	100	(866)

Consumer Products — (0.0)%
BRF SA ADR	1,900	(39,729)

Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	2,400	(32,664)

Home & Office Products — (0.0)%
Gafisa SA ADR	500	(765)

Iron & Steel — (0.1)%
Cia Siderurgica Nacional SA ADR	93,400	(154,110)
Vale SA ADR	146,800	(864,652)

		(1,018,762)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	26,200	(62,094)

Telecommunications — (0.0)%
Oi SA ADR	138,670	(264,860)

Total Brazil		(1,791,599)

Canada — (1.2)%
Apparel & Textile Products — (0.1)%
Gildan Activewear, Inc.	17,000	(565,080)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Automotive — (0.0)%
Westport Innovations, Inc.	8,500	$(40,290)

Banking — (0.6)%
Bank of Montreal	2,800	(165,984)
Bank of Nova Scotia	4,300	(222,009)
Canadian Imperial Bank of Commerce	1,900	(140,068)
Royal Bank of Canada	15,800	(966,170)
Royal Bank of Canada	54,348	(3,323,539)
Toronto-Dominion Bank	40,794	(1,732,357)
Toronto-Dominion Bank	17,000	(722,670)

		(7,272,797)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	1,300	(365)
Tekmira Pharmaceuticals Corp.	9,900	(117,414)

		(117,779)

Hardware — (0.0)%
Blackberry Ltd.	49,500	(404,910)
DragonWave, Inc.	100	(53)
Sierra Wireless, Inc.	2,900	(72,094)

		(477,057)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	18,000	(502,560)

Insurance — (0.0)%
Manulife Financial Corp.	14,700	(273,273)
Sun Life Financial, Inc.	1,700	(56,780)

		(330,053)

Iron & Steel — (0.0)%
Turquoise Hill Resources Ltd.	97,200	(368,388)

Media — (0.0)%
Shaw Communications, Inc. B Shares	2,800	(61,012)

Medical Equipment/Devices — (0.0)%
Novadaq Technologies, Inc.	100	(1,211)

Metals & Mining — (0.2)%
Agnico Eagle Mines Ltd.	11,300	(320,581)
B2GOLD Corp.	1,100	(1,683)
Endeavour Silver Corp.	11,800	(23,482)
First Majestic Silver Corp.	17,500	(84,525)
Franco-Nevada Corp.	3,200	(152,480)
Goldcorp, Inc.	61,200	(991,440)
IAMGOLD Corp.	1,000	(2,000)
NOVAGOLD Resources, Inc.	26,300	(89,946)
Pan American Silver Corp.	26,000	(223,340)
Pretium Resources, Inc.	300	(1,626)
Primero Mining Corp.	8,883	(34,555)
Rubicon Minerals Corp.	100	(105)
Seabridge Gold, Inc.	28,000	(171,080)
Silver Wheaton Corp.	3,800	(65,892)
Tanzanian Royalty Exploration Corp.	1,700	(561)
Yamana Gold, Inc.	4,700	(14,100)

		(2,177,396)

Oil, Gas & Coal — (0.2)%
Baytex Energy Corp.	30,300	(472,074)
Bellatrix Exploration Ltd.	200	(466)
Crescent Point Energy Corp.	1,900	(38,912)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Enbridge, Inc.	12,200	$(570,838)
Encana Corp.	8,900	(98,078)
Enerplus Corp.	25,100	(220,629)
Imperial Oil Ltd.	1,900	(73,378)
Pembina Pipeline Corp.	6,300	(203,490)
Pengrowth Energy Corp.	25,200	(62,748)
Penn West Petroleum Ltd.	4,800	(8,304)
Precision Drilling Corp.	9,200	(61,824)
TransCanada Corp.	11,400	(463,068)
Vermilion Energy, Inc.	900	(38,871)

		(2,312,680)

Real Estate — (0.0)%
Brookfield Asset Management, Inc. Class A	14,200	(496,006)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	18,500	(38,665)

Software — (0.0)%
Open Text Corp.	6,800	(275,604)

Technology Services — (0.0)%
CGI Group, Inc. Class A	9,600	(375,168)

Telecommunications — (0.1)%
BCE, Inc.	12,600	(535,500)
Rogers Communications, Inc. B Shares	12,900	(458,337)
TELUS Corp.	3,800	(130,872)

		(1,124,709)

Transportation & Logistics — (0.0)%
Canadian National Railway Co.	300	(17,325)

Utilities — (0.0)%
TransAlta Corp.	300	(2,325)

Total Canada		(16,556,105)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	1,500	(19,530)

Total Cayman Islands		(19,530)

Chile — (0.0)%
Banking — (0.0)%
Banco Santander Chile ADR	3,600	(72,900)

Consumer Products — (0.0)%
Cia Cervecerias Unidas SA ADR	100	(2,118)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	52,762	(371,445)

Retail - Consumer Staples — (0.0)%
Cencosud SA ADR	500	(3,605)

Total Chile		(450,068)

China — (0.6)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	17,200	(155,488)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	8,100	(200,961)

Media — (0.5)%
Leju Holdings Ltd. ADR	95	(793)
Qihoo 360 Technology Co. Ltd. ADR	36,600	(2,477,454)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
SouFun Holdings Ltd. ADR	178,800	$(1,503,708)
Weibo Corp. ADR	8,600	(147,404)
Youku Tudou, Inc. ADR	95,000	(2,330,350)

		(6,459,709)

Oil, Gas & Coal — (0.0)%
PetroChina Co. Ltd. ADR	1,000	(110,810)
Yanzhou Coal Mining Co. Ltd. ADR	2,100	(16,275)

		(127,085)

Renewable Energy — (0.1)%
JinkoSolar Holding Co. Ltd. ADR	15,800	(466,416)
ReneSola Ltd. ADR	17,800	(24,386)
Yingli Green Energy Holding Co. Ltd. ADR	46,100	(56,703)

		(547,505)

Retail Discretionary — (0.0)%
E-Commerce China Dangdang, Inc. A Shares ADR	5,500	(49,445)
JD.com, Inc. ADR	8,000	(272,800)
Jumei International Holding Ltd. ADR	2,900	(66,236)
LightInTheBox Holding Co. Ltd. ADR	1,300	(5,980)

		(394,461)

Software — (0.0)%
iDreamsky Technology Ltd. ADR	700	(8,771)
NQ Mobile, Inc. ADR	36,200	(191,136)

		(199,907)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	12,700	(260,604)

Total China		(8,345,720)

Colombia — (0.1)%
Asset Management — (0.0)%
Grupo Aval Acciones y Valores SA ADR	1,300	(12,727)

Banking — (0.1)%
Bancolombia SA ADR	18,400	(791,200)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	11,500	(117,760)

Total Colombia		(921,687)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	100	(513)

Total Cyprus		(513)

Denmark — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Novo Nordisk A/S B Shares (d)	26,500	(1,443,820)

Total Denmark		(1,443,820)

France — (0.0)%
Hardware — (0.0)%
Alcatel-Lucent	9,167	(33,398)

Total France		(33,398)

Germany — (0.1)%
Banking — (0.0)%
Deutsche Bank AG	20,600	(621,296)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Hardware — (0.0)%
voxeljet AG ADR	5,500	$(37,620)

Software — (0.1)%
SAP SE ADR	10,400	(730,392)

Total Germany		(1,389,308)

Greece — (0.0)%
Oil, Gas & Coal — (0.0)%
DryShips, Inc.	10,400	(6,252)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	1,100	(2,316)
Star Bulk Carriers Corp.	7,500	(22,050)

		(24,366)

Total Greece		(30,618)

Hong Kong — (0.1)%
Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	56,300	(1,105,169)

Total Hong Kong		(1,105,169)

India — (0.1)%
Banking — (0.1)%
HDFC Bank Ltd. ADR	11,700	(708,201)

Biotechnology & Pharmaceuticals — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	500	(27,660)

Media — (0.0)%
MakeMyTrip Ltd.	200	(3,936)

Total India		(739,797)

Ireland — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR	64,000	(157,440)

Total Ireland		(157,440)

Israel — (0.0)%
Aerospace & Defense — (0.0)%
RADA Electronic Industries Ltd.	500	(970)

Biotechnology & Pharmaceuticals — (0.0)%
Alcobra Ltd.	400	(2,616)
Oramed Pharmaceuticals, Inc.	388	(2,202)

		(4,818)

Chemicals — (0.0)%
Israel Chemicals Ltd.	400	(2,792)

Consumer Products — (0.0)%
SodaStream International Ltd.	800	(16,904)

Medical Equipment/Devices — (0.0)%
ReWalk Robotics Ltd.	300	(3,342)

Semiconductors — (0.0)%
On Track Innovations Ltd.	100	(142)
Tower Semiconductor Ltd.	100	(1,544)

		(1,686)

Total Israel		(30,512)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Japan — (0.0)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	400	$(53,500)

Hardware — (0.0)%
Canon, Inc. ADR	4,000	(129,640)
Sony Corp. ADR	7,500	(212,925)

		(342,565)

Telecommunications — (0.0)%
Nippon Telegraph & Telephone Corp. ADR	1,800	(65,322)
NTT Docomo, Inc. ADR	4,400	(84,172)

		(149,494)

Total Japan		(545,559)

Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd.	24,100	(480,795)
Navios Maritime Holdings, Inc.	10,400	(38,688)
Scorpio Tankers, Inc.	49,100	(495,419)

Total Monaco		(1,014,902)

Netherlands — (0.3)%
Banking — (0.0)%
ING Groep NV ADR	16,100	(266,938)

Metals & Mining — (0.0)%
Constellium NV Class A	200	(2,366)

Retail Discretionary — (0.0)%
Cnova NV	3,300	(18,249)

Semiconductors — (0.1)%
ASML Holding NV New York Shares	3,300	(343,629)

Specialty Finance — (0.2)%
AerCap Holdings NV	65,200	(2,985,508)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	38,800	(192,836)

Total Netherlands		(3,809,526)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	1,700	(2,023)

Transportation & Logistics — (0.0)%
Frontline Ltd.	21,800	(53,192)
Golden Ocean Group Ltd.	5,600	(21,560)
Nordic American Offshore Ltd.	100	(814)

		(75,566)

Total Norway		(77,589)

Peru — (0.1)%
Metals & Mining — (0.1)%
Southern Copper Corp.	20,400	(599,964)

Total Peru		(599,964)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	1,000	(32,870)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.0)%
KT Corp. ADR	1,300	$(16,471)

Utilities — (0.0)%
Korea Electric Power Corp. ADR	4,500	(91,620)

Total Republic of Korea		(140,961)

Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	3	(30)
Banco Santander SA ADR	1	(7)

Total Spain		(37)

Sweden — (0.0)%
Automotive — (0.0)%
Autoliv, Inc.	1,400	(163,450)

Total Sweden		(163,450)

Switzerland — (0.2)%
Asset Management — (0.0)%
UBS Group AG	5,100	(108,120)

Biotechnology & Pharmaceuticals — (0.2)%
Novartis AG (d)	22,400	(2,207,776)

Electrical Equipment — (0.0)%
ABB Ltd. ADR	5,500	(114,840)

Institutional Financial Service — (0.0)%
Credit Suisse Group AG ADR	22,042	(608,359)

Total Switzerland		(3,039,095)

Taiwan — (0.0)%
Telecommunications — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	6,700	(213,864)

Total Taiwan		(213,864)

United Kingdom — (0.1)%
Automotive — (0.0)%
Fiat Chrysler Automobiles NV	100	(1,453)

Banking — (0.0)%
Barclays PLC ADR	28	(460)

Consumer Products — (0.0)%
Unilever NV	23	(962)

Machinery — (0.1)%
CNH Industrial NV	35	(325)
Pentair PLC	9,500	(653,125)

		(653,450)

Semiconductors — (0.0)%
ARM Holdings PLC ADR	300	(14,781)

Total United Kingdom		(671,106)

United States — (14.0)%
Aerospace & Defense — (0.0)%
Harris Corp.	4	(308)
Sturm Ruger & Co., Inc.	1,800	(103,410)
Taser International, Inc.	11,400	(379,734)

		(483,452)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Apparel & Textile Products — (0.1)%
Columbia Sportswear Co.	100	$(6,046)
Iconix Brand Group, Inc.	41,100	(1,026,267)
Quiksilver, Inc.	11,700	(7,755)
Wolverine World Wide, Inc.	3,000	(85,440)

		(1,125,508)

Asset Management — (0.3)%
Acacia Research Corp.	100	(877)
Artisan Partners Asset Management, Inc. Class A	16,500	(766,590)
Federated Investors, Inc. Class B	100	(3,349)
Janus Capital Group, Inc.	64,100	(1,097,392)
Leucadia National Corp.	93,900	(2,279,892)
Medley Capital Corp.	28,300	(252,153)
TD Ameritrade Holding Corp.	600	(22,092)
WisdomTree Investments, Inc.	300	(6,589)

		(4,428,934)

Automotive — (0.3)%
American Axle & Manufacturing Holdings, Inc.	4,500	(94,095)
Federal-Mogul Holdings Corp.	811	(9,205)
Gentherm, Inc.	600	(32,946)
Mobileye NV	4,300	(228,631)
Quantum Fuel Systems Technologies Worldwide, Inc.	11,100	(24,531)
Tesla Motors, Inc.	11,200	(3,004,512)

		(3,393,920)

Banking — (0.8)%
Banc of California, Inc.	3,700	(50,875)
Bank of America Corp.	184,100	(3,133,382)
Bank of the Ozarks, Inc.	10	(457)
BOK Financial Corp.	100	(6,958)
Centerstate Banks, Inc.	25	(338)
Citigroup, Inc.	57,500	(3,176,300)
ConnectOne Bancorp, Inc.	23	(495)
EverBank Financial Corp.	200	(3,930)
First Horizon National Corp.	17,200	(269,524)
FirstMerit Corp.	100	(2,083)
Heritage Financial Corp.	9	(161)
JPMorgan Chase & Co.	46,100	(3,123,736)
MB Financial, Inc.	122	(4,202)
PNC Financial Services Group, Inc.	6,600	(631,290)
TFS Financial Corp.	10,200	(171,564)
United Bankshares, Inc.	46	(1,851)
Valley National Bancorp	488	(5,031)
Washington Federal, Inc.	200	(4,670)
Wells Fargo & Co.	1,700	(95,608)

		(10,682,455)

Biotechnology & Pharmaceuticals — (2.7)%
ACADIA Pharmaceuticals, Inc.	20,700	(866,916)
AcelRx Pharmaceuticals, Inc.	3,700	(15,688)
Actinium Pharmaceuticals, Inc.	2,600	(6,890)
Advaxis, Inc.	1,800	(36,594)
Aegerion Pharmaceuticals, Inc.	24,900	(472,353)
Aerie Pharmaceuticals, Inc.	10,500	(185,325)
Agenus, Inc.	900	(7,767)
Akebia Therapeutics, Inc.	1,200	(12,348)
Alexion Pharmaceuticals, Inc.	4,619	(834,977)
Alkermes PLC	600	(38,604)
Allergan PLC	10,066	(3,054,628)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Alnylam Pharmaceuticals, Inc. (d)	17,400	$(2,085,738)
Amicus Therapeutics, Inc.	6,100	(86,315)
Ampio Pharmaceuticals, Inc.	20,400	(48,348)
ANI Pharmaceuticals, Inc.	600	(37,230)
Antares Pharma, Inc.	6,800	(14,144)
Apricus Biosciences, Inc.	100	(171)
Aratana Therapeutics, Inc.	300	(4,536)
Arena Pharmaceuticals, Inc.	42,800	(198,592)
Arrowhead Research Corp.	28,400	(203,060)
AVEO Pharmaceuticals, Inc.	100	(174)
BIND Therapeutics, Inc.	400	(2,236)
BioDelivery Sciences International, Inc.	4,100	(32,636)
Bristol-Myers Squibb Co. (d)	62,500	(4,158,750)
Caladrius Biosciences, Inc.	16,500	(30,855)
Catalyst Pharmaceutical Partners, Inc.	1,700	(7,021)
Celldex Therapeutics, Inc.	24,800	(625,456)
Cempra, Inc.	200	(6,872)
Clovis Oncology, Inc.	1,700	(149,396)
Conatus Pharmaceuticals, Inc.	4,200	(21,630)
Concert Pharmaceuticals, Inc.	100	(1,489)
CTI BioPharma Corp.	20,100	(39,195)
CytRx Corp.	53,000	(197,160)
Dicerna Pharmaceuticals, Inc.	800	(11,160)
Discovery Laboratories, Inc.	1,200	(816)
Dynavax Technologies Corp.	1,110	(26,002)
Eli Lilly & Co. (d)	56,400	(4,708,836)
Enanta Pharmaceuticals, Inc.	7,500	(337,425)
Endo International PLC (d)	28,250	(2,250,112)
Endocyte, Inc.	18,500	(96,015)
Epizyme, Inc.	4,000	(96,000)
Exelixis, Inc.	18,100	(68,056)
FibroGen, Inc.	100	(2,350)
Fortress Biotech, Inc.	5,200	(17,472)
Galectin Therapeutics, Inc.	2,100	(5,733)
Galena Biopharma, Inc.	66,900	(113,730)
Geron Corp.	3,700	(15,836)
Gilead Sciences, Inc. (d)	7,200	(842,976)
Heron Therapeutics, Inc.	4,500	(140,220)
Idera Pharmaceuticals, Inc.	13,400	(49,714)
IGI Laboratories, Inc.	11,100	(69,930)
ImmunoGen, Inc.	1,600	(23,008)
Infinity Pharmaceuticals, Inc.	200	(2,190)
Inovio Pharmaceuticals, Inc.	42,200	(344,352)
Intercept Pharmaceuticals, Inc.	3,200	(772,416)
Intrexon Corp.	700	(34,160)
Isis Pharmaceuticals, Inc. (d)	25,500	(1,467,525)
Johnson & Johnson (d)	8,500	(828,410)
Juno Therapeutics, Inc.	100	(5,333)
Karyopharm Therapeutics, Inc.	3,700	(100,677)
Keryx Biopharmaceuticals, Inc.	92,100	(919,158)
Kite Pharma, Inc.	4,900	(298,753)
La Jolla Pharmaceutical Co.	200	(4,902)
Lexicon Pharmaceuticals, Inc.	1,685	(13,564)
MannKind Corp.	16,800	(95,592)
Mast Therapeutics, Inc.	7,700	(3,773)
NanoViricides, Inc.	600	(1,038)
Nektar Therapeutics	1,800	(22,518)
Neuralstem, Inc.	6,300	(12,222)
Northwest Biotherapeutics, Inc.	2,900	(28,797)
Ohr Pharmaceutical, Inc.	100	(251)
Oncothyreon, Inc.	1,100	(4,114)
Orexigen Therapeutics, Inc.	20,700	(102,465)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Organovo Holdings, Inc.	51,300	$(193,401)
OXiGENE, Inc.	13,100	(18,340)
Pacira Pharmaceuticals, Inc.	1,900	(134,368)
Peregrine Pharmaceuticals, Inc.	10,700	(14,017)
Pernix Therapeutics Holdings, Inc.	5,000	(29,600)
Pfizer, Inc. (d)	36,700	(1,230,551)
Progenics Pharmaceuticals, Inc.	2,200	(16,412)
Provectus Biopharmaceuticals, Inc. Class A	2,100	(1,134)
Regeneron Pharmaceuticals, Inc. (d)	6,370	(3,249,528)
Regulus Therapeutics, Inc.	100	(1,096)
Relypsa, Inc.	400	(13,236)
Repros Therapeutics, Inc.	14,000	(100,100)
Rexahn Pharmaceuticals, Inc.	27,100	(16,469)
RXI Pharmaceuticals	694	(340)
Sarepta Therapeutics, Inc.	20,400	(620,772)
StemCells, Inc.	8,385	(4,532)
Supernus Pharmaceuticals, Inc.	9,300	(157,914)
Synergy Pharmaceuticals, Inc.	71,000	(589,300)
Synta Pharmaceuticals Corp.	25,500	(56,865)
Synthetic Biologics, Inc.	9,500	(27,075)
Tenax Therapeutics, Inc.	2,700	(9,963)
TG Therapeutics, Inc.	3,100	(51,429)
TherapeuticsMD, Inc.	3,900	(30,654)
Theravance, Inc.	16,500	(298,155)
Threshold Pharmaceuticals, Inc.	3,400	(13,736)
Tonix Pharmaceuticals Holding Corp.	1,200	(10,764)
Valeant Pharmaceuticals International, Inc. (d)	10,100	(2,243,715)
Venaxis, Inc.	100	(45)
Verastem, Inc.	300	(2,262)
Versartis, Inc.	100	(1,522)
VIVUS, Inc.	42,100	(99,356)
XOMA Corp.	14,400	(55,872)
ZIOPHARM Oncology, Inc.	664	(7,968)
Zogenix, Inc.	4,900	(8,232)

		(36,729,418)

Chemicals — (0.2)%
Albemarle Corp.	4,174	(230,697)
Balchem Corp.	3,800	(211,736)
BioAmber, Inc.	100	(860)
iBio, Inc.	1,500	(1,425)
Koppers Holdings, Inc.	300	(7,416)
Marrone Bio Innovations, Inc.	100	(198)
Platform Specialty Products Corp.	51,700	(1,322,486)
Polypore International, Inc.	700	(41,916)
Praxair, Inc.	500	(59,775)
Rayonier Advanced Materials, Inc.	400	(6,504)
Rentech, Inc.	6,200	(6,634)
Tronox Ltd. Class A	24,300	(355,509)

		(2,245,156)

Commercial Services — (0.1)%
ADT Corp.	20,500	(688,185)
Care.com, Inc.	1,800	(10,656)
Civeo Corp.	300	(921)
HMS Holdings Corp.	400	(6,868)
InterCloud Systems, Inc.	34,100	(90,706)

		(797,336)

Construction Materials — (0.0)%
Martin Marietta Materials, Inc.	30	(4,245)
MDU Resources Group, Inc.	1,800	(35,154)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Ply Gem Holdings, Inc.	2,000	$(23,580)
Trex Co., Inc.	200	(9,886)
USG Corp.	600	(16,674)

		(89,539)

Consumer Products — (0.2)%
22nd Century Group, Inc.	2,000	(1,880)
Avon Products, Inc.	122,800	(768,728)
Campbell Soup Co.	1,300	(61,945)
Elizabeth Arden, Inc.	400	(5,704)
Hain Celestial Group, Inc.	900	(59,274)
Kellogg Co.	14,600	(915,420)
Keurig Green Mountain, Inc.	5,200	(398,476)
McCormick & Co., Inc.	1,600	(129,520)
Procter & Gamble Co.	1,300	(101,712)
Senomyx, Inc.	1,500	(8,040)
Snyder’s-Lance, Inc.	1,600	(51,632)
TreeHouse Foods, Inc.	1,600	(129,648)

		(2,631,979)

Consumer Services — (0.0)%
Weight Watchers International, Inc.	16,600	(80,510)

Distributors - Consumer Staples — (0.0)%
Core-Mark Holding Co., Inc.	800	(47,400)

Electrical Equipment — (0.1)%
Capstone Turbine Corp.	62,300	(25,587)
Energous Corp.	2,600	(20,020)
General Cable Corp.	1,900	(37,487)
General Electric Co.	55,900	(1,485,263)
Revolution Lighting Technologies, Inc.	7,900	(9,164)

		(1,577,521)

Engineering & Construction Services — (0.0)%
KBR, Inc.	300	(5,844)

Gaming, Lodging & Restaurants — (0.5)%
Cheesecake Factory, Inc.	900	(49,081)
El Pollo Loco Holdings, Inc.	4,400	(91,124)
Las Vegas Sands Corp.	25,700	(1,351,049)
McDonald’s Corp.	20,500	(1,948,935)
Panera Bread Co. Class A	400	(69,908)
Texas Roadhouse, Inc.	100	(3,743)
Wynn Resorts Ltd.	31,400	(3,098,238)
Yum! Brands, Inc.	659	(59,363)

		(6,671,441)

Hardware — (0.2)%
3D Systems Corp.	84,600	(1,651,392)
A10 Networks, Inc.	1,100	(7,084)
Aerohive Networks, Inc.	2,200	(15,356)
Control4 Corp.	300	(2,667)
Digital Ally, Inc.	2,400	(33,216)
ExOne Co.	9,400	(104,340)
Identiv, Inc.	800	(4,712)
Lexmark International, Inc. Class A	400	(17,680)
MicroVision, Inc.	15,600	(46,800)
Neonode, Inc.	7,600	(22,420)
Nimble Storage, Inc.	1,300	(36,478)
Novatel Wireless, Inc.	1,100	(3,575)
Ruckus Wireless, Inc.	6,200	(64,108)
Synaptics, Inc.	5,800	(503,063)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Turtle Beach Corp.	2,300	$(5,244)
Ubiquiti Networks, Inc.	11,400	(363,831)
Uni-Pixel, Inc.	4,400	(11,308)
VeriFone Systems, Inc.	1	(34)

		(2,893,308)

Health Care Facilities/Services — (0.7)%
Acadia Healthcare Co., Inc.	3,300	(258,489)
Aetna, Inc.	2,500	(318,650)
Amsurg Corp.	3,400	(237,830)
Anthem, Inc. (d)	6,700	(1,099,738)
BioScrip, Inc.	12,100	(43,923)
Brookdale Senior Living, Inc.	9,206	(319,448)
Cardinal Health, Inc. (d)	15,900	(1,330,035)
Community Health Systems, Inc.	700	(44,079)
Diplomat Pharmacy, Inc.	600	(26,850)
ExamWorks Group, Inc.	600	(23,460)
HealthEquity, Inc.	700	(22,435)
Omnicare, Inc.	22,200	(2,092,350)
OvaScience, Inc.	3,000	(86,790)
Quest Diagnostics, Inc.	4,800	(348,096)
UnitedHealth Group, Inc. (d)	21,900	(2,671,800)

		(8,923,973)

Home & Office Products — (0.6)%
Beazer Homes USA, Inc.	25,500	(508,725)
Green Brick Partners, Inc.	3,600	(39,420)
Hovnanian Enterprises, Inc. Class A	142,100	(377,986)
KB Home	59,700	(991,020)
Lennar Corp. Class A	13,300	(678,832)
LGI Homes, Inc.	100	(1,978)
M/I Homes, Inc.	1,900	(46,873)
MDC Holdings, Inc.	23,300	(698,301)
Snap-on, Inc.	15,800	(2,516,150)
Taylor Morrison Home Corp. Class A	9,400	(191,384)
TRI Pointe Homes, Inc.	75,500	(1,155,150)
Tupperware Brands Corp.	900	(58,086)
William Lyon Homes Class A	6,400	(164,288)

		(7,428,193)

Industrial Services — (0.0)%
United Rentals, Inc.	4,300	(376,766)
Wesco Aircraft Holdings, Inc.	600	(9,090)

		(385,856)

Institutional Financial Service — (0.4)%
FXCM, Inc. Class A	15,800	(22,910)
Goldman Sachs Group, Inc.	15,100	(3,152,729)
Intercontinental Exchange, Inc.	31	(6,932)
Morgan Stanley	36,100	(1,400,319)
RCS Capital Corp. Class A	34,300	(262,738)

		(4,845,628)

Insurance — (0.2)%
American International Group, Inc.	47,100	(2,911,722)
Amtrust Financial Services, Inc.	1,370	(89,748)
Arch Capital Group Ltd.	100	(6,696)
CNO Financial Group, Inc.	1,300	(23,855)
HCC Insurance Holdings, Inc.	400	(30,736)
HCI Group, Inc.	900	(39,789)
Markel Corp.	300	(240,204)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
MBIA, Inc.	100	$(601)
Torchmark Corp.	49	(2,853)

		(3,346,204)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	68,800	(266,256)
Allegheny Technologies, Inc.	100	(3,020)
AM Castle & Co.	700	(4,319)
Cliffs Natural Resources, Inc.	97,200	(420,876)
Walter Energy, Inc.	93,400	(20,361)

		(714,832)

Leisure Products — (0.0)%
Thor Industries, Inc.	200	(11,256)
Winnebago Industries, Inc.	6,300	(148,617)

		(159,873)

Machinery — (0.0)%
Adept Technology, Inc.	2,000	(14,400)
Arotech Corp.	700	(1,687)
Colfax Corp.	2,900	(133,835)
Deere & Co.	400	(38,820)
Oshkosh Corp.	1,600	(67,808)
Power Solutions International, Inc.	1,100	(59,422)

		(315,972)

Manufactured Goods — (0.0)%
EnPro Industries, Inc.	2,000	(114,440)
Proto Labs, Inc.	4,600	(310,408)

		(424,848)

Media — (1.0)%
Angie’s List, Inc.	18,700	(115,192)
Cablevision Systems Corp. Class A	200	(4,788)
Coupons.com, Inc.	4,000	(43,160)
Cumulus Media, Inc. Class A	72,100	(146,363)
Dex Media, Inc.	3,400	(2,482)
DreamWorks Animation SKG, Inc. Class A	100	(2,638)
Gannett Co., Inc.	300	(4,197)
Liberty Broadband Corp. Class C	200	(10,232)
Liberty Media Corp.	33	(1,189)
LiveDeal, Inc.	2,600	(6,578)
Marin Software, Inc.	2,400	(16,176)
MeetMe, Inc.	5,700	(9,690)
Millennial Media, Inc.	44,200	(71,604)
Orbitz Worldwide, Inc.	88,600	(1,011,812)
Pandora Media, Inc.	61,900	(961,926)
Rocket Fuel, Inc.	21,400	(175,480)
Sirius XM Holdings, Inc.	500	(1,865)
TEGNA, Inc.	900	(28,863)
TubeMogul, Inc.	900	(12,861)
Twenty-First Century Fox, Inc. Class A	3,300	(107,399)
Twitter, Inc.	40,400	(1,463,288)
Viggle, Inc.	100	(205)
Walt Disney Co.	16,300	(1,860,482)
Yahoo!, Inc.	117,843	(4,630,052)
Yelp, Inc.	57,500	(2,474,225)
YOU On Demand Holdings, Inc.	1,000	(2,070)
Zillow Group, Inc. Class A	45	(3,903)

		(13,168,720)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Medical Equipment/Devices — (0.6)%
Abaxis, Inc.	7,800	$(401,544)
Accelerate Diagnostics, Inc.	100	(2,581)
Atossa Genetics, Inc.	1,100	(1,243)
Baxter International, Inc. (d)	7,300	(277,400)
Baxter International, Inc. (d)	14,000	(979,020)
Biolase, Inc.	3,646	(6,344)
BioTelemetry, Inc.	1,200	(11,316)
Cerus Corp.	11,100	(57,609)
Cooper Cos., Inc. (d)	6,300	(1,121,211)
Cytori Therapeutics, Inc.	17,600	(9,803)
EnteroMedics, Inc.	2,600	(1,612)
Exact Sciences Corp.	5,800	(172,492)
Foundation Medicine, Inc.	6,035	(204,224)
Haemonetics Corp.	6,200	(256,432)
IDEXX Laboratories, Inc.	2,700	(173,178)
ImmunoCellular Therapeutics Ltd.	7,900	(3,729)
Intuitive Surgical, Inc. (d)	2,750	(1,332,375)
IsoRay, Inc.	22,600	(33,448)
Medtronic PLC (d)	3,839	(284,470)
Nanosphere, Inc.	260	(843)
Navidea Biopharmaceuticals, Inc.	10,400	(16,744)
Pacific Biosciences of California, Inc.	100	(576)
Qiagen NV	3	(74)
Rockwell Medical, Inc.	12,900	(207,948)
Rosetta Genomics Ltd.	2,000	(6,780)
Second Sight Medical Products, Inc.	1,200	(16,332)
Sirona Dental Systems, Inc.	9,700	(974,074)
Spectranetics Corp.	3,600	(82,836)
Stereotaxis, Inc.	1,400	(2,016)
Stryker Corp.	100	(9,557)
Sunshine Heart, Inc.	200	(690)
TearLab Corp.	5,500	(11,110)
TransEnterix, Inc.	4,000	(12,000)
Trovagene, Inc.	100	(1,015)
Unilife Corp.	9,200	(19,780)
Varian Medical Systems, Inc. (d)	9,700	(818,001)

		(7,510,407)

Metals & Mining — (0.0)%
Coeur Mining, Inc.	230	(1,313)
Freeport-McMoRan Copper & Gold, Inc.	4,900	(91,238)
Gold Resource Corp.	4,600	(12,696)
Golden Star Resources Ltd.	13,500	(4,523)
Hecla Mining Co.	51,200	(134,656)
McEwen Mining, Inc.	8,400	(8,055)
Midway Gold Corp.	6,500	(110)
Tahoe Resources, Inc.	5,800	(70,354)
Thompson Creek Metals Co., Inc.	29,500	(24,190)
Ur-Energy, Inc.	800	(632)
Uranium Energy Corp.	38,803	(61,697)
US Silica Holdings, Inc.	7,900	(231,944)

		(641,408)

Oil, Gas & Coal — (1.3)%
Abraxas Petroleum Corp.	800	(2,360)
Alon USA Energy, Inc.	12,800	(241,920)
Alpha Natural Resources, Inc.	116,200	(35,081)
Antero Resources Corp.	300	(10,302)
Approach Resources, Inc.	8,300	(56,855)
Arch Coal, Inc.	187,500	(63,750)
Bill Barrett Corp.	7,600	(65,284)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Bonanza Creek Energy, Inc.	14,200	$(259,150)
C&J Energy Services Ltd.	12,900	(170,280)
California Resources Corp.	5,600	(33,824)
CARBO Ceramics, Inc.	1,600	(66,608)
Chesapeake Energy Corp.	89,700	(1,001,949)
Clean Energy Fuels Corp.	4,100	(23,042)
Cloud Peak Energy, Inc.	200	(932)
Cobalt International Energy, Inc.	163,900	(1,591,469)
Comstock Resources, Inc.	45,800	(152,514)
Core Laboratories NV	300	(34,212)
Dresser-Rand Group, Inc.	2,100	(178,878)
Eclipse Resources Corp.	12,100	(63,646)
Emerald Oil, Inc.	3,760	(15,980)
Enbridge Energy Management LLC	1	(33)
Energy XXI Ltd.	113,689	(299,002)
EnLink Midstream LLC	400	(12,436)
Ensco PLC Class A	100	(2,227)
Erin Energy Corp.	100	(391)
EXCO Resources, Inc.	188,400	(222,312)
Flotek Industries, Inc.	23,600	(295,708)
FMSA Holdings, Inc.	2,900	(23,751)
FX Energy, Inc.	5,100	(4,489)
Gastar Exploration, Inc.	5,200	(16,068)
Goodrich Petroleum Corp.	38,900	(72,354)
Gulfmark Offshore, Inc. Class A	3,700	(42,920)
Halcon Resources Corp.	75,100	(87,116)
Halliburton Co.	154,916	(6,672,232)
Harvest Natural Resources, Inc.	2,000	(3,500)
Hercules Offshore, Inc.	14,723	(3,442)
ION Geophysical Corp.	12,500	(13,375)
Jones Energy, Inc.	3,600	(32,580)
Key Energy Services, Inc.	5,400	(9,720)
Kosmos Energy Ltd.	20,400	(171,972)
Laredo Petroleum, Inc.	2,500	(31,450)
LinnCo LLC	38,001	(359,109)
Magnum Hunter Resources Corp.	186,066	(347,943)
Marathon Oil Corp.	1,700	(45,118)
Matador Resources Co.	1,100	(27,500)
Midstates Petroleum Co., Inc.	24,500	(22,785)
Miller Energy Resources, Inc.	300	(110)
Northern Oil and Gas, Inc.	16,500	(111,705)
Nuverra Environmental Solutions, Inc.	7,170	(44,956)
Pacific Drilling SA	18,200	(50,960)
Paragon Offshore PLC	3,600	(3,924)
Parsley Energy, Inc. Class A	100	(1,742)
PBF Energy, Inc. Class A	11,900	(338,198)
PetroQuest Energy, Inc.	6,400	(12,672)
Resolute Energy Corp.	2,200	(2,126)
Rex Energy Corp.	200	(1,118)
Rice Energy, Inc.	49,600	(1,033,168)
Ring Energy, Inc.	100	(1,119)
RPC, Inc.	3,400	(47,022)
Sanchez Energy Corp.	81,500	(798,700)
SandRidge Energy, Inc.	3,200	(2,806)
SemGroup Corp. Class A	300	(23,844)
Seventy Seven Energy, Inc.	2,600	(11,154)
Synergy Resources Corp.	13,400	(153,162)
Tidewater, Inc.	12,700	(288,671)
Transocean Ltd.	42,800	(689,936)
Triangle Petroleum Corp.	28,500	(143,070)
Ultra Petroleum Corp.	8,400	(105,168)
Vantage Drilling Co.	1,200	(227)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
W&T Offshore, Inc.	65,500	$(358,940)
Westmoreland Coal Co.	1,200	(24,936)
ZaZa Energy Corp.	520	(411)

		(17,137,414)

Passenger Transportation — (0.1)%
American Airlines Group, Inc.	24,800	(990,388)
Republic Airways Holdings, Inc.	3,800	(34,884)

		(1,025,272)

Real Estate — (1.5)%
Alexandria Real Estate Equities, Inc.	5,300	(463,538)
American Campus Communities, Inc.	500	(18,845)
American Homes 4 Rent	300	(4,812)
American Realty Capital Properties, Inc.	281,560	(2,289,083)
Ashford Hospitality Trust, Inc.	1,100	(9,306)
Associated Estates Realty Corp.	9,400	(269,122)
AvalonBay Communities, Inc.	2,600	(415,662)
BioMed Realty Trust, Inc.	5,000	(96,700)
Bluerock Residential Growth REIT, Inc.	300	(3,798)
Camden Property Trust	32,700	(2,428,956)
Campus Crest Communities, Inc.	36,700	(203,318)
CBL & Associates Properties, Inc.	15,921	(257,920)
Chatham Lodging Trust	1,300	(34,411)
Communications Sales & Leasing, Inc.	2,500	(61,800)
CubeSmart	3,500	(81,060)
CyrusOne, Inc.	900	(26,505)
DDR Corp.	15,700	(242,722)
Douglas Emmett, Inc.	6,400	(172,416)
Education Realty Trust, Inc.	22,600	(708,736)
Essex Property Trust, Inc.	3,500	(743,750)
Extra Space Storage, Inc.	1,600	(104,352)
Farmland Partners, Inc.	200	(2,380)
Federal Realty Investment Trust	3,100	(397,079)
Gaming and Leisure Properties, Inc.	32	(1,173)
Government Properties Income Trust	12,700	(235,585)
Gramercy Property Trust, Inc.	21,875	(511,219)
HCP, Inc.	9,400	(342,818)
Health Care REIT, Inc.	31,100	(2,041,093)
Healthcare Realty Trust, Inc.	3,900	(90,714)
Healthcare Trust of America, Inc. Class A	200	(4,790)
Home Properties, Inc.	2,400	(175,320)
Iron Mountain, Inc.	4,700	(145,700)
Kennedy-Wilson Holdings, Inc.	100	(2,459)
Kite Realty Group Trust	5,850	(143,149)
LaSalle Hotel Properties	200	(7,092)
LTC Properties, Inc.	100	(4,160)
Macerich Co.	1,800	(134,280)
Medical Properties Trust, Inc.	900	(11,799)
Monogram Residential Trust, Inc.	1,300	(11,726)
National Retail Properties, Inc.	16,400	(574,164)
New Senior Investment Group, Inc.	19,200	(256,704)
New York REIT, Inc.	36,800	(366,160)
NorthStar Realty Finance Corp.	55,200	(877,680)
Omega Healthcare Investors, Inc.	20	(687)
Pebblebrook Hotel Trust	2,500	(107,200)
Pennsylvania REIT	2,400	(51,216)
Physicians Realty Trust	18,600	(285,696)
Public Storage	5,600	(1,032,472)
Realty Income Corp.	24,500	(1,087,555)
Regency Centers Corp.	14,300	(843,414)
Ryman Hospitality Properties, Inc.	100	(5,311)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Sabra Health Care REIT, Inc.	800	$(20,592)
Spirit Realty Capital, Inc.	1,400	(13,538)
STAG Industrial, Inc.	1,500	(30,000)
Sunstone Hotel Investors, Inc.	27,581	(413,991)
Taubman Centers, Inc.	100	(6,950)
UDR, Inc.	29,100	(932,073)
Ventas, Inc.	3,600	(223,524)
Xenia Hotels & Resorts, Inc.	300	(6,522)

		(20,034,797)

Recreation Facilities & Services — (0.0)%
SFX Entertainment, Inc.	2,700	(12,123)

Renewable Energy — (0.3)%
American Superconductor Corp.	10	(52)
Ascent Solar Technologies, Inc.	13,700	(7,535)
Enphase Energy, Inc.	11,700	(89,037)
FuelCell Energy, Inc.	118,600	(115,861)
Gevo, Inc.	14,160	(46,303)
Pacific Ethanol, Inc.	20,600	(212,592)
Plug Power, Inc.	106,700	(261,415)
Silver Spring Networks, Inc.	3,300	(40,953)
SolarCity Corp.	56,500	(3,025,575)
Solazyme, Inc.	14,100	(44,274)
SunEdison, Inc.	400	(11,964)
SunPower Corp.	8,400	(238,644)
Vivint Solar, Inc.	9,900	(120,483)

		(4,214,688)

Retail - Consumer Staples — (0.1)%
CVS Health Corp. (d)	15,700	(1,646,616)
Dollar General Corp.	2,100	(163,254)
Fairway Group Holdings Corp.	1,900	(6,764)
Roundy’s, Inc.	8,100	(26,244)

		(1,842,878)

Retail Discretionary — (0.4)%
Abercrombie & Fitch Co. Class A	62,200	(1,337,922)
Aeropostale, Inc.	34,400	(55,728)
American Apparel, Inc.	30,766	(15,075)
bebe stores, Inc.	1,300	(2,600)
Blyth, Inc.	300	(1,905)
Bon-Ton Stores, Inc.	12,300	(56,826)
Buckle, Inc.	5,100	(233,427)
Builders FirstSource, Inc.	1,000	(12,840)
Chico’s FAS, Inc.	4,200	(69,846)
Children’s Place, Inc.	2,200	(143,902)
Coach, Inc.	7,900	(273,419)
Container Store Group, Inc.	5,900	(99,533)
DSW, Inc. Class A	100	(3,337)
Etsy, Inc.	6,200	(87,110)
Foot Locker, Inc.	10,200	(683,502)
Francesca’s Holdings Corp.	15,900	(214,173)
Gap, Inc.	5,400	(206,118)
Hertz Global Holdings, Inc.	12,100	(219,252)
Lumber Liquidators Holdings, Inc.	300	(6,213)
Macy’s, Inc.	2,900	(195,663)
Men’s Wearhouse, Inc.	8,300	(531,781)
Monro Muffler Brake, Inc.	300	(18,648)
Net Element International, Inc.	41	(16)
Office Depot, Inc.	3	(26)
Pier 1 Imports, Inc.	8,100	(102,303)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Sears Holdings Corp.	8,500	$(226,950)
TJX Cos., Inc.	300	(19,851)
Tractor Supply Co.	4,000	(359,760)
Wayfair, Inc. Class A	200	(7,528)
Williams-Sonoma, Inc.	100	(8,227)

		(5,193,481)

Semiconductors — (0.2)%
Advanced Micro Devices, Inc.	182,900	(438,960)
Anadigics, Inc.	200	(146)
Applied Micro Circuits Corp.	7,800	(52,650)
Applied Optoelectronics, Inc.	500	(8,680)
Atmel Corp.	1,300	(12,811)
Cavium, Inc.	2,800	(192,668)
Cypress Semiconductor Corp.	55,730	(655,385)
ParkerVision, Inc.	2,500	(938)
Pixelworks, Inc.	14,200	(83,496)
Qorvo, Inc.	13	(1,043)
QuickLogic Corp.	8,000	(12,720)
Rubicon Technology, Inc.	3,700	(8,991)
Semtech Corp.	1,700	(33,745)
Skyworks Solutions, Inc.	5,300	(551,730)

		(2,053,963)

Software — (0.2)%
Amber Road, Inc.	400	(2,808)
Benefitfocus, Inc.	2,900	(127,165)
Brightcove, Inc.	800	(5,488)
CA, Inc.	6,300	(184,527)
Castlight Health, Inc. Class B	1,000	(8,140)
ChannelAdvisor Corp.	5,800	(69,310)
Cornerstone OnDemand, Inc.	200	(6,960)
Datawatch Corp.	1,200	(8,376)
Dealertrack Technologies, Inc.	11,100	(696,969)
Digital Turbine, Inc.	992	(2,996)
Glu Mobile, Inc.	29,900	(185,679)
Hortonworks, Inc.	1,600	(40,512)
Informatica Corp.	200	(9,694)
Jack Henry & Associates, Inc.	1,100	(71,170)
KEYW Holding Corp.	2,700	(25,164)
Manhattan Associates, Inc.	100	(5,965)
Mitek Systems, Inc.	4,000	(15,160)
OPOWER, Inc.	900	(10,359)
Paylocity Holding Corp.	100	(3,585)
PROS Holdings, Inc.	3,000	(63,330)
Solera Holdings, Inc.	27,400	(1,220,944)
Tangoe, Inc.	900	(11,322)
Ultimate Software Group, Inc.	200	(32,868)
Varonis Systems, Inc.	1,400	(30,926)
VirnetX Holding Corp.	14,900	(62,580)
Vringo, Inc.	46,500	(25,831)

		(2,927,828)

Specialty Finance — (0.5)%
Alliance Data Systems Corp.	1,359	(396,747)
Ally Financial, Inc.	51,600	(1,157,388)
Altisource Portfolio Solutions SA	2,900	(89,291)
American Express Co.	10,200	(792,744)
Annaly Capital Management, Inc.	32,400	(297,756)
Apollo Residential Mortgage, Inc.	10,900	(160,121)
Ares Commercial Real Estate Corp.	6,300	(71,757)
Arlington Asset Investment Corp. Class A	200	(3,912)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
ARMOUR Residential REIT, Inc.	184,935	$(519,667)
Capital One Financial Corp.	700	(61,579)
Chimera Investment Corp.	3	(41)
Credit Acceptance Corp.	200	(49,236)
Ellie Mae, Inc.	100	(6,979)
Encore Capital Group, Inc.	3,000	(128,220)
Invesco Mortgage Capital, Inc.	27,796	(398,039)
JAVELIN Mortgage Investment Corp.	5,810	(41,367)
JG Wentworth Co. Class A	1,200	(11,040)
LendingClub Corp.	17,700	(261,075)
MGIC Investment Corp.	2,500	(28,450)
Nationstar Mortgage Holdings, Inc.	40,600	(682,080)
Ocwen Financial Corp.	60,800	(620,160)
On Deck Capital, Inc.	1,700	(19,686)
Orchid Island Capital, Inc.	5,100	(57,171)
PRA Group, Inc.	45	(2,804)
RAIT Financial Trust	24,100	(147,251)
Stonegate Mortgage Corp.	1,900	(19,133)
Synchrony Financial	1,900	(62,567)
Walter Investment Management Corp.	17,700	(404,799)
Western Asset Mortgage Capital Corp.	39,935	(589,840)

		(7,080,900)

Technology Services — (0.1)%
CoStar Group, Inc.	100	(20,126)
Equifax, Inc.	100	(9,709)
FICO STRIPS - PRINCIPAL	900	(81,702)
iGATE Corp.	8,100	(386,289)
MarketAxess Holdings, Inc.	300	(27,831)
MAXIMUS, Inc.	100	(6,573)
Spherix, Inc.	800	(384)
Thomson Reuters Corp.	15,200	(578,664)

		(1,111,278)

Telecommunications — (0.1)%
Cogent Communications Holdings, Inc.	4,700	(159,048)
DigitalGlobe, Inc.	8,200	(227,878)
Global Eagle Entertainment, Inc.	3,100	(40,362)
Globalstar, Inc.	53,900	(113,729)
Gogo, Inc.	36,100	(773,623)
Intelsat SA	3,000	(29,760)
Sprint Corp.	21,900	(99,864)

		(1,444,264)

Transportation & Logistics — (0.0)%
Baltic Trading Ltd.	23,400	(37,440)
DHT Holdings, Inc.	1,400	(10,878)
Eagle Bulk Shipping, Inc.	300	(2,091)
Nordic American Tankers Ltd.	39,600	(563,508)
Odyssey Marine Exploration, Inc.	1,500	(705)
Scorpio Bulkers, Inc.	1,600	(2,608)
Teekay Tankers Ltd. Class A	600	(3,966)
YRC Worldwide, Inc.	200	(2,596)

		(623,792)

Transportation Equipment — (0.0)%
Clean Diesel Technologies, Inc.	12,100	(22,264)
Greenbrier Cos., Inc.	1,000	(46,850)
Navistar International Corp.	17,300	(391,499)

		(460,613)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Travel Lodging & Dining — (0.0)%
Jamba, Inc.	100	$(1,549)

Utilities — (0.1)%
Atlantic Power Corp.	50,800	(156,464)
Cleco Corp.	200	(10,770)
Dynegy, Inc.	4,700	(137,475)
Great Plains Energy, Inc.	900	(21,744)
Laclede Group, Inc.	2,900	(150,974)
NiSource, Inc.	1,300	(59,267)
NorthWestern Corp.	200	(9,750)
NRG Energy, Inc.	6,200	(141,856)
ONE Gas, Inc.	200	(8,512)
WEC Energy Group, Inc.	300	(13,491)

		(710,303)

Waste & Environmental Service Equipment & Facility — (0.0)%
US Ecology, Inc.	1,200	(58,464)
Vertex Energy, Inc.	600	(1,422)

		(59,886)

Total United States		(187,684,664)

TOTAL COMMON STOCK (PROCEEDS $245,456,537)		(232,244,899)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — (0.3)%
United States — (0.3)%
Casinos & Gaming — (0.1)%
Scientific Games International, Inc., 10.00%, 12/01/22 (d)	$760,000	(739,575)

Consumer Products — (0.1)%
American Achievement Corp., 10.88%, 04/15/16 (d),(e)	790,000	(749,513)

Entertainment Resources — (0.0)%
LTF Merger Sub, Inc., 8.50%, 06/15/23 (d),(e)	586,000	(571,350)

Exploration & Production — (0.0)%
Clayton Williams Energy, Inc., 7.75%, 04/01/19 (d)	90,000	(86,400)

Financial Services — (0.1)%
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (d),(e)	858,000	(770,055)

Medical Equipment/Devices — (0.0)%
Alere, Inc., 6.38%, 07/01/23 (d),(e)	425,000	(434,563)

Pipeline — (0.0)%
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (d),(e)	340,000	(339,150)

Software & Services — (0.0)%
Italics Merger Sub, Inc., 7.13%, 07/15/23 (d),(e)	335,000	(332,487)

Supermarkets — (0.0)%
Rite Aid Corp., 6.13%, 04/01/23 (d),(e)	183,000	(189,862)

Total United States		(4,212,955)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $4,188,310)		(4,212,955)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (4.2)%
Alerian MLP ETF	14,529	(226,071)
Consumer Staples Select Sector SPDR Fund	4,848	(230,765)
Energy Select Sector SPDR Fund	1,915	(143,931)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Financial Select Sector SPDR Fund	227,942	$(5,557,226)
Health Care Select Sector SPDR Fund (d)	63,900	(4,753,521)
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,468	(2,599,997)
iShares MSCI Emerging Markets ETF	2,495	(98,852)
iShares Nasdaq Biotechnology ETF	6,112	(2,255,145)
iShares Russell 2000 ETF (d)	86,523	(10,803,262)
iShares U.S. Healthcare ETF (d)	14,300	(2,269,696)
iShares U.S. Healthcare Providers ETF (d)	8,700	(1,243,665)
Powershares QQQ Trust Series 1	31,941	(3,419,923)
SPDR S&P 500 ETF Trust (d)	25,300	(5,208,005)
SPDR S&P Biotech ETF (d)	9,000	(2,270,160)
SPDR S&P Regional Banking ETF	150,122	(6,629,387)
United States Oil Fund LP	495	(9,841)
Vanguard FTSE Developed Markets ETF	205,500	(8,148,075)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $53,449,009)		(55,867,522)

TOTAL SECURITIES SOLD SHORT— (21.8)% (PROCEEDS $303,093,856)		$(292,325,376)

Footnote Legend:

(a)	Non-income producing.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/floating interest rate security. Rate presented is as of June 30, 2015.
(g)	Security considered illiquid.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2015. Maturity date presented is the ultimate maturity.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Approximates cost for federal tax purposes.
(m)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at June 30, 2015

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Actavis PLC	315.00 USD	08/21/15	1	$(813)	$(662)	$151
Alstom SA	28.00 EUR	08/21/15	790	(94,621)	(48,440)	46,181
Alstom SA	28.00 EUR	07/17/15	182	(15,427)	(9,841)	5,586
Alstom SA	32.00 EUR	09/18/15	608	(26,841)	(39,992)	(13,151)
Apple, Inc.	133.00 USD	07/31/15	1,820	(436,719)	(220,220)	216,499
Apple, Inc.	134.00 USD	07/31/15	280	(40,588)	(28,280)	12,308
DAX Index	11,800.00 EUR	07/03/15	140	(54,581)	(1,249)	53,332
Microsoft Corp.	50.00 USD	08/21/15	10	(1,329)	(140)	1,189
Phillips 66	85.00 USD	07/17/15	4	(404)	(100)	304
Vodafone Group PLC	2.75 GBP	08/21/15	2,365	(146,209)	(46,450)	99,759
Vodafone Group PLC	2.70 GBP	09/18/15	844	$(52,431)	$(29,838)	$22,593

				$(869,963)	$(425,212)	$444,751

Exchange-Traded Put Options Written
Imperial Tobacco Group PLC	33.00 GBP	07/17/15	18	$(25,951)	$(65,615)	$(39,664)
iShares Russell 2000 ETF	94.00 USD	01/15/16	528	(81,840)	(54,120)	27,720
S&P 500 Index	1,575.00 USD	09/18/15	96	$(74,880)	$(34,560)	$40,320

				$(182,671)	$(154,295)	$28,376

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Counterparty	Strike	Expiration Date	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.60 BRL	12/31/15	1,895,400 USD	$(169,228)	$(407,212)	$(237,984)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.30 CNH	11/05/15	9,340,000 USD	(132,994)	(33,663)	99,331
USD/CNH Currency	JPMorgan Chase Bank, N.A.	6.80 CNH	11/05/15	9,340,000 USD	(57,348)	(124)	57,224
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	2,800,000 USD	(15,290)	(38)	15,252
USD/CNH Currency	Morgan Stanley Capital Services LLC	7.40 CNH	11/06/17	7,830,000 USD	(209,781)	(75,243)	134,538
USD/JPY Currency	Morgan Stanley Capital Services LLC	137.00 JPY	01/12/16	5,390,000 USD	(40,269)	(13,586)	26,683
USD/JPY Currency	Morgan Stanley Capital Services LLC	150.00 JPY	01/12/16	5,390,000 USD	(15,928)	(1,409)	14,519

					$(640,838)	$(531,275)	$109,563

FX OTC Put Options Written
USD/BRL Currency	JPMorgan Chase Bank, N.A.	2.40 BRL	12/31/15	1,895,400 USD	$(55,558)	$(42)	$55,516
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	01/12/16	5,390,000 USD	(42,415)	(5,389)	37,026

					$(97,973)	$(5,431)	$92,542

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Put Options Written
Financial Select Sector SPDR	Morgan Stanley & Co. International plc	18.75 USD	01/13/16	403,600	$(41,207)	$(51,457)	$(10,250)
iShares Trust	Morgan Stanley & Co. International plc	92.00 USD	09/18/15	53,200	(47,326)	(9,048)	38,278

					$(88,533)	$(60,505)	$28,028

Total Options Written Outstanding					$(1,879,978)	$(1,176,718)	$703,260

Reverse Repurchase Agreements Outstanding at June 30, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	1.68%	05/04/15	08/04/15	$2,747,000	$2,754,430
Credit Suisse Securities (USA) LLC	1.68%	05/04/15	08/04/15	4,740,000	4,752,820
Credit Suisse Securities (USA) LLC	1.78%	04/30/15	07/24/15	3,351,000	3,361,265
Credit Suisse Securities (USA) LLC	1.83%	05/29/15	08/27/15	3,680,000	3,686,182
Credit Suisse Securities (USA) LLC	1.88%	06/25/15	09/25/15	1,277,000	1,277,400
Credit Suisse Securities (USA) LLC	1.88%	06/29/15	09/28/15	4,593,000	4,593,481
Credit Suisse Securities (USA) LLC	1.93%	06/15/15	09/14/15	1,244,000	1,245,069

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	1.94%	06/17/15	09/17/15	$2,654,000	$2,655,998
Credit Suisse Securities (USA) LLC	1.94%	06/29/15	07/22/15	750,000	750,081
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	1,961,000	1,961,950
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	2,159,000	2,160,045
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	1,789,000	1,789,985
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	346,000	346,168
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	927,000	927,449
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	2,150,000	2,151,041
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	1,329,000	1,329,643
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	2,308,000	2,309,118
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	361,000	361,175
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.53%	06/08/15	07/08/15	4,895,000	4,899,785
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.63%	05/26/15	08/26/15	1,444,000	1,446,357
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.68%	06/08/15	07/08/15	4,111,000	4,115,412
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/22/15	07/22/15	2,803,000	2,804,184
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/22/15	07/22/15	4,307,000	4,308,820
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/26/15	07/27/15	12,420,000	12,422,915
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/26/15	07/27/15	5,352,000	5,353,256
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/26/15	07/27/15	1,974,000	1,974,463
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/26/15	07/27/15	8,565,000	8,567,010
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/19/15	09/18/15	866,000	866,488
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/17/15	07/17/15	382,000	382,251
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/22/15	07/22/15	2,483,000	2,484,049
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/22/15	07/22/15	2,753,000	2,754,163
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.78%	06/08/15	07/08/15	212,000	212,241
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.78%	06/01/15	07/01/15	85,000	85,126
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.78%	06/08/15	07/08/15	1,939,000	1,941,205
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.78%	06/01/15	07/01/15	282,000	282,418
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.79%	06/22/15	07/22/15	2,114,000	2,114,946
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.79%	06/29/15	08/03/15	705,000	705,070
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.79%	06/22/15	07/22/15	560,000	560,251
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.83%	04/29/15	07/29/15	5,075,000	5,091,253
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.85%	04/30/15	07/30/15	3,983,000	3,995,690
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.87%	04/17/15	07/17/15	3,049,000	3,060,878
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	05/06/15	08/06/15	4,512,000	4,525,195
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	05/06/15	08/06/15	4,815,000	4,829,081
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	05/05/15	08/05/15	1,821,000	1,826,421
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	06/17/15	09/17/15	817,000	817,597
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	05/06/15	08/06/15	7,683,000	7,705,469
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.89%	06/30/15	07/30/15	2,397,000	2,397,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.94%	06/26/15	08/03/15	743,000	743,200
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.98%	06/25/15	09/25/15	1,356,000	1,356,447
Royal Bank of Canada	1.28%	05/18/15	08/18/15	1,116,000	1,117,740
Royal Bank of Canada	1.28%	06/18/15	09/10/15	1,066,000	1,066,491
Royal Bank of Canada	1.28%	06/16/15	09/10/15	871,000	871,463
Royal Bank of Canada	1.28%	06/16/15	09/10/15	761,000	761,405
Royal Bank of Canada	1.28%	06/30/15	09/30/15	1,314,000	1,314,000
Royal Bank of Canada	1.48%	02/17/15	08/17/15	3,032,000	3,048,730
Royal Bank of Canada	1.50%	04/16/15	10/20/15	1,119,000	1,122,363
Royal Bank of Canada	1.51%	05/13/15	11/12/15	1,181,000	1,183,432
Royal Bank of Canada	1.51%	05/13/15	11/12/15	3,287,000	3,293,768
Royal Bank of Canada	1.63%	06/16/15	09/10/15	1,011,000	1,011,685
Royal Bank of Canada	1.63%	06/16/15	09/10/15	1,425,000	1,425,966
Royal Bank of Canada	1.78%	05/18/15	08/18/15	983,000	985,134
Royal Bank of Canada	1.88%	06/05/15	09/04/15	1,011,000	1,012,373

Total Reverse Repurchase Agreements Outstanding				$151,046,000	$151,256,491

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
Australian 10-Year Bond	220	SFE	27,281,668 AUD	09/15/15	$212,831
CAC40 10 Euro	44	Euronext	2,125,267 EUR	07/17/15	(21,413)
Canada 10-Year Bond	87	CDE	12,123,840 CAD	09/21/15	44,964
Cocoa	130	ICE	4,070,361 USD	09/15/15	179,339
Copper	49	COMEX	3,298,132 USD	09/28/15	(94,757)
Cotton No. 2	200	ICE	6,513,524 USD	12/08/15	277,476
DAX Index	14	Eurex	3,836,730 EUR	09/18/15	15,379
Euro Stoxx 50	18	Eurex	620,392 EUR	09/18/15	(2,132)
Euro-BTP	441	Eurex	57,748,219 EUR	09/08/15	(363,005)
Gasoline RBOB	35	NYMEX	3,061,852 USD	07/31/15	(49,234)
Gasoline RBOB	28	NYMEX	2,103,987 USD	09/30/15	36,804
Gasoline RBOB	26	NYMEX	1,985,874 USD	10/30/15	(56,637)
Gold 100 Oz	125	COMEX	15,014,561 USD	08/27/15	(367,061)
Hang Seng Index	19	HKFE	25,820,594 HKD	07/30/15	(119,562)
IBEX 35 Index	59	MEFF	6,394,397 EUR	07/17/15	(41,479)
Lean Hogs	98	CME	2,701,632 USD	10/14/15	(114,432)
Live Cattle	34	CME	2,050,666 USD	08/31/15	(36,846)
Long Gilt	46	ICE	5,332,194 GBP	09/28/15	(13,535)
Mex Bolsa Index	391	MexDer	174,663,831 MXN	09/18/15	102,976
Nasdaq 100 E-Mini	105	CME	9,342,274 USD	09/18/15	(122,749)
Nikkei 225	45	OSE	920,242,534 JPY	09/10/15	(80,831)
OMXS30 Index	687	Nasdaq OMX	108,549,340 SEK	07/17/15	(317,390)
S&P 500 E-Mini	128	CME	13,356,592 USD	09/18/15	(208,432)
Soybean Meal	140	CBOT	4,357,915 USD	09/14/15	518,285
Soybean Meal	210	CBOT	6,330,112 USD	08/14/15	1,059,788
Soybean Oil	399	CBOT	7,960,402 USD	09/14/15	116,954
SPI 200	10	SFE	1,385,822 AUD	09/17/15	(28,217)
Topix Index	4	OSE	65,534,800 JPY	09/10/15	(2,572)
U.S. Treasury 10-Year Note	201	CBOT	25,450,848 USD	09/21/15	(90,301)

					$434,211

Short Futures
90 Day Eurodollar	6	CME	1,457,978 USD	03/18/19	$(2,872)
90 Day Eurodollar	14	CME	3,417,777 USD	06/18/18	(2,248)
90 Day Eurodollar	10	CME	2,438,287 USD	09/17/18	(1,713)
90 Day Eurodollar	6	CME	1,461,566 USD	12/17/18	(709)
90 Day Eurodollar	5	CME	1,216,867 USD	06/17/19	742
90 Day Eurodollar	6	CME	1,455,760 USD	03/16/20	310
90 Day Eurodollar	5	CME	1,211,557 USD	06/15/20	(380)
90 Day Eurodollar	18	CME	4,417,104 USD	03/13/17	(12,921)
90 Day Eurodollar	51	CME	12,683,057 USD	09/14/15	(20,406)
90 Day Eurodollar	43	CME	10,671,840 USD	12/14/15	(20,648)
90 Day Eurodollar	35	CME	8,670,817 USD	03/14/16	(16,183)
90 Day Eurodollar	34	CME	8,405,670 USD	06/13/16	(15,705)
90 Day Eurodollar	27	CME	6,654,825 USD	09/19/16	(17,550)
90 Day Eurodollar	20	CME	4,917,020 USD	12/19/16	(14,480)
90 Day Eurodollar	20	CME	4,904,661 USD	06/19/17	(8,589)
90 Day Eurodollar	16	CME	3,903,128 USD	12/18/17	(15,272)
90 Day Eurodollar	20	CME	4,888,594 USD	09/18/17	(16,906)
90 Day Eurodollar	13	CME	3,170,992 USD	03/19/18	(8,646)
90 Day Eurodollar	6	CME	1,449,160 USD	12/16/19	(7,490)
90 Day Eurodollar	12	CME	2,905,719 USD	09/16/19	(10,281)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	395	CFE	6,341,495 USD	08/19/15	$(521,630)
CBOE Volatility Index	152	CFE	2,664,069 USD	10/21/15	(60,531)
Corn	211	CBOT	3,816,332 USD	09/14/15	(635,768)
Corn	230	CBOT	4,509,563 USD	05/13/16	(622,312)
Euro Stoxx 50	1,889	Eurex	64,994,860 EUR	09/18/15	99,021
Euro-BOBL	2	Eurex	257,138 EUR	09/08/15	(2,254)
Euro-Bund	390	Eurex	58,560,895 EUR	09/08/15	(801,694)
Euro-Oat	139	Eurex	20,293,821 EUR	09/08/15	(73,033)
FTSE 100 Index	81	ICE	5,401,090 GBP	09/18/15	221,468
FTSE/JSE Top 40	326	Safex	153,917,640 ZAR	09/17/15	260,993
Japan 10-Year Bond	110	OSE	16,127,354,955 JPY	09/10/15	(321,486)
Lean Hogs	40	CME	1,258,460 USD	08/14/15	68,460
Low Sulphur Gasoil	42	ICE	2,494,643 USD	08/12/15	75,443
Low Sulphur Gasoil	95	ICE	5,725,621 USD	10/12/15	170,496
Nasdaq 100 E-Mini	7	CME	619,920 USD	09/18/15	5,285
Natural Gas	72	NYMEX	2,174,702 USD	10/28/15	39,902
Natural Gas	100	NYMEX	2,915,707 USD	07/29/15	83,706
NY Harbor ULSD	58	NYMEX	4,781,501 USD	10/30/15	53,469
Platinum	35	NYMEX	1,882,021 USD	10/28/15	(7,104)
Russell 2000 Mini	36	ICE	4,556,416 USD	09/18/15	54,976
S&P 500 E-Mini	991	CME	104,145,129 USD	09/18/15	2,349,609
S&P/TSX 60 Index	107	CDE	18,317,329 CAD	09/17/15	206,461
SGX CNX Nifty	172	SGX	2,864,252 USD	07/30/15	(20,016)
Short Euro-BTP	18	Eurex	2,010,949 EUR	09/08/15	3,599
Silver	22	COMEX	1,754,215 USD	09/28/15	40,305
Soybean	105	CBOT	4,929,854 USD	08/14/15	(580,021)
Soybean Oil	304	CBOT	6,073,629 USD	08/14/15	(64,131)
Sugar 11	95	ICE	1,248,811 USD	09/30/15	(77,997)
Swiss Market Index	75	Eurex	6,680,595 CHF	09/18/15	93,422
Topix Index	201	OSE	3,316,365,330 JPY	09/10/15	319,159
U.S. Treasury Long Bond	18	CBOT	2,724,138 USD	09/21/15	8,950

					$174,800

Total Futures Contracts Outstanding					$609,011

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,882	USD	6,765	Morgan Stanley & Co. LLC	09/30/15	$54
BRL	2,054,000	USD	622,991	State Street Bank and Trust Company	09/02/15	23,064
BRL	14,157,000	USD	4,464,522	State Street Bank and Trust Company	09/02/15	(11,655)
CHF	2,255,760	USD	2,451,501	Morgan Stanley & Co. LLC	09/30/15	(30,290)
CHF	3,360	USD	3,601	Morgan Stanley & Co. LLC	09/30/15	5
CLP	800,000	USD	1,250	Morgan Stanley Capital Services LLC	09/16/15	(7)
CLP	5,600,000	USD	8,750	Morgan Stanley Capital Services LLC	09/16/15	(52)
CZK	138,747,000	USD	5,741,414	State Street Bank and Trust Company	09/16/15	(63,177)
DKK	9,667,200	USD	1,471,916	Morgan Stanley & Co. LLC	09/30/15	(23,494)
DKK	206,700	USD	31,028	Morgan Stanley & Co. LLC	09/30/15	(58)
EUR	96,570	USD	109,289	Morgan Stanley & Co. LLC	09/30/15	(1,491)
EUR	2,107,051	USD	2,383,328	JPMorgan Chase Bank, N.A.	09/16/15	(31,789)
EUR	664,661	USD	743,373	State Street Bank and Trust Company	09/16/15	(1,589)
EUR	933,032	USD	1,046,757	State Street Bank and Trust Company	09/16/15	(5,463)
EUR	298,000	USD	334,055	Morgan Stanley Capital Services LLC	09/16/15	(1,477)
EUR	10,000	USD	11,192	Morgan Stanley Capital Services LLC	09/16/15	(32)
EUR	889,812	USD	1,002,992	State Street Bank and Trust Company	09/16/15	(9,933)
EUR	673,031	USD	755,680	Morgan Stanley Capital Services LLC	09/16/15	(4,555)
EUR	475,559	USD	533,957	Morgan Stanley Capital Services LLC	09/16/15	(3,218)
GBP	1,180,018	USD	1,829,971	Morgan Stanley Capital Services LLC	09/16/15	23,119
GBP	19,595,000	USD	30,291,519	State Street Bank and Trust Company	09/16/15	480,310
GBP	595,701	USD	939,226	Morgan Stanley & Co. LLC	09/30/15	(3,842)
GBP	62,500	USD	98,279	Morgan Stanley Capital Services LLC	09/16/15	(129)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	980,000	USD	1,542,765	Morgan Stanley Capital Services LLC	09/16/15	$(3,781)
HKD	7,510,000	USD	969,877	Morgan Stanley Capital Services LLC	07/26/17	(269)
JPY	498,849,000	USD	4,038,119	State Street Bank and Trust Company	09/16/15	41,939
JPY	245,164,993	USD	1,989,007	Morgan Stanley Capital Services LLC	09/16/15	16,183
JPY	8,229,688	USD	66,572	Morgan Stanley Capital Services LLC	09/16/15	738
JPY	13,067,000	USD	105,328	JPMorgan Chase Bank, N.A.	07/31/15	1,478
JPY	195,257,700	USD	1,579,247	Morgan Stanley & Co. LLC	09/30/15	18,193
JPY	700,000	USD	5,658	Morgan Stanley Capital Services LLC	09/16/15	67
KRW	11,913,842,000	USD	10,681,707	State Street Bank and Trust Company	09/16/15	(60,722)
KRW	1,600,000	USD	1,424	Morgan Stanley Capital Services LLC	09/16/15	3
MXN	72,948,500	USD	4,687,484	State Street Bank and Trust Company	09/17/15	(71,213)
MXN	6,192,400	USD	400,000	State Street Bank and Trust Company	09/02/15	(7,737)
NOK	48,852,000	USD	6,250,616	State Street Bank and Trust Company	09/16/15	(30,809)
NOK	44,539,000	USD	5,725,425	State Street Bank and Trust Company	09/16/15	(54,747)
PLN	10,580,000	USD	2,861,064	State Street Bank and Trust Company	09/16/15	(52,933)
RUB	251,506,000	USD	4,442,784	State Street Bank and Trust Company	09/16/15	(4,577)
RUB	2,004,000	USD	35,927	State Street Bank and Trust Company	09/16/15	(563)
SEK	20,565,000	USD	2,507,438	State Street Bank and Trust Company	09/16/15	(22,772)
SEK	15,651,000	USD	1,916,401	State Street Bank and Trust Company	09/16/15	(25,446)
SGD	790,033	USD	585,253	Morgan Stanley Capital Services LLC	09/16/15	692
TRY	18,933,000	USD	6,747,808	State Street Bank and Trust Company	09/16/15	164,316
ZAR	214,189,000	USD	16,956,735	State Street Bank and Trust Company	09/16/15	417,679
ZAR	14,172,000	USD	1,122,710	State Street Bank and Trust Company	09/16/15	26,883
USD	31,445,638	AUD	40,856,000	State Street Bank and Trust Company	09/16/15	52,663
USD	53,195	AUD	69,482	Morgan Stanley & Co. LLC	09/30/15	(153)
USD	282,285	AUD	369,000	State Street Bank and Trust Company	09/16/15	(1,248)
USD	600,000	BRL	1,923,900	State Street Bank and Trust Company	09/02/15	(5,133)
USD	6,067,419	BRL	19,889,000	State Street Bank and Trust Company	09/02/15	(188,360)
USD	400,000	BRL	1,309,600	State Street Bank and Trust Company	09/02/15	(11,915)
USD	4,918,886	CHF	4,586,000	State Street Bank and Trust Company	09/16/15	(670)
USD	2,538,529	CHF	2,367,686	Morgan Stanley Capital Services LLC	09/16/15	(1,367)
USD	5,119,616	CHF	4,738,000	State Street Bank and Trust Company	09/16/15	37,005
USD	520,791	CHF	476,628	Morgan Stanley Capital Services LLC	09/16/15	9,496
USD	183,952	CHF	169,200	Morgan Stanley & Co. LLC	09/30/15	2,342
USD	515,587	CHF	474,959	Morgan Stanley Capital Services LLC	09/16/15	6,083
USD	3,000,000	CHF	2,758,500	State Street Bank and Trust Company	07/22/15	47,401
USD	32,096	CHF	30,000	Morgan Stanley Capital Services LLC	09/16/15	(86)
USD	456,754	CHF	423,000	Morgan Stanley Capital Services LLC	09/16/15	2,988
USD	116,074	CLP	73,895,033	Morgan Stanley Capital Services LLC	09/16/15	1,295
USD	32,755	CLP	20,852,502	Morgan Stanley Capital Services LLC	09/16/15	366
USD	19,840,494	CZK	480,259,000	State Street Bank and Trust Company	09/16/15	185,842
USD	1,129,489	EUR	1,005,160	Morgan Stanley Capital Services LLC	09/16/15	7,697
USD	5,186,314	EUR	4,598,000	State Street Bank and Trust Company	09/16/15	54,795
USD	2,865,912	EUR	2,547,682	Morgan Stanley Capital Services LLC	09/16/15	22,616
USD	3,385,260	EUR	3,000,000	State Street Bank and Trust Company	07/16/15	40,087
USD	13,269,598	EUR	11,796,760	State Street Bank and Trust Company	09/16/15	104,026
USD	783,647	EUR	695,000	State Street Bank and Trust Company	09/16/15	8,004
USD	87,662	EUR	76,788	Morgan Stanley Capital Services LLC	09/16/15	1,964
USD	4,541,580	EUR	4,000,000	State Street Bank and Trust Company	07/22/15	81,014
USD	540,299	EUR	475,559	Morgan Stanley Capital Services LLC	09/16/15	9,560
USD	50,736	EUR	44,741	Morgan Stanley Capital Services LLC	09/16/15	804
USD	301,859	EUR	270,000	JPMorgan Chase Bank, N.A.	07/31/15	737
USD	1,552,750	EUR	1,385,771	Morgan Stanley Capital Services LLC	09/16/15	6,184
USD	1,671,692	EUR	1,490,093	State Street Bank and Trust Company	09/16/15	8,699
USD	8,868,225	EUR	7,910,000	JPMorgan Chase Bank, N.A.	07/31/15	46,459
USD	305,180	EUR	273,110	Morgan Stanley & Co. LLC	09/30/15	317
USD	191,692	EUR	171,339	Morgan Stanley Capital Services LLC	09/16/15	473
USD	385,227	EUR	345,000	Morgan Stanley Capital Services LLC	09/16/15	196
USD	94,880	EUR	85,296	Morgan Stanley Capital Services LLC	09/16/15	(313)
USD	1,294,933	EUR	1,162,000	Morgan Stanley Capital Services LLC	09/16/15	(1,897)
USD	9,024,004	GBP	5,739,000	State Street Bank and Trust Company	09/16/15	11,525
USD	1,586,000	GBP	1,000,000	State Street Bank and Trust Company	07/22/15	14,965

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,470,684	GBP	1,570,000	JPMorgan Chase Bank, N.A.	07/31/15	$4,306
USD	1,193,344	GBP	760,000	JPMorgan Chase Bank, N.A.	07/31/15	(571)
USD	267,148	GBP	170,000	Morgan Stanley Capital Services LLC	09/16/15	182
USD	115,166	GBP	73,274	Morgan Stanley & Co. LLC	09/30/15	109
USD	966,662	HKD	7,510,000	Morgan Stanley Capital Services LLC	07/26/17	(2,946)
USD	654,898	ILS	2,506,000	State Street Bank and Trust Company	09/16/15	(9,354)
USD	13,521,672	ILS	51,917,000	State Street Bank and Trust Company	09/16/15	(239,684)
USD	20,316,023	JPY	2,507,403,525	Morgan Stanley Capital Services LLC	09/16/15	(191,887)
USD	442,110	JPY	54,607,744	Morgan Stanley Capital Services LLC	09/16/15	(4,524)
USD	504,286	JPY	62,160,765	Morgan Stanley Capital Services LLC	09/16/15	(4,124)
USD	1,578,072	JPY	195,257,700	Morgan Stanley & Co. LLC	09/30/15	(19,368)
USD	1,973,638	JPY	244,293,000	State Street Bank and Trust Company	09/16/15	(24,420)
USD	316,111	JPY	38,845,926	Morgan Stanley Capital Services LLC	09/16/15	(1,608)
USD	219,873	JPY	27,018,039	Morgan Stanley Capital Services LLC	09/16/15	(1,106)
USD	220,179	JPY	27,098,041	Morgan Stanley Capital Services LLC	09/16/15	(1,455)
USD	1,562,437	JPY	193,000,000	Morgan Stanley Capital Services LLC	09/16/15	(16,099)
USD	1,585,412	JPY	196,020,000	Morgan Stanley & Co. LLC	09/30/15	(18,264)
USD	289,473	JPY	35,830,996	Morgan Stanley Capital Services LLC	09/16/15	(3,586)
USD	81,781	JPY	10,000,000	Morgan Stanley Capital Services LLC	09/16/15	(9)
USD	60,246	KRW	67,475,200	Morgan Stanley Capital Services LLC	09/16/15	93
USD	3,763,945	KRW	4,224,087,000	State Street Bank and Trust Company	09/16/15	(1,756)
USD	8,261,352	MXN	128,179,000	State Street Bank and Trust Company	09/17/15	150,027
USD	9,154,162	NZD	13,160,000	State Street Bank and Trust Company	09/16/15	293,617
USD	2,444,131	NZD	3,552,000	State Street Bank and Trust Company	09/16/15	52,592
USD	1,893,713	TRY	5,313,000	State Street Bank and Trust Company	09/16/15	(45,976)
USD	2,847,560	ZAR	35,990,309	JPMorgan Chase Bank, N.A.	09/16/15	(71,874)

Total Forward Foreign Currency Exchange Contracts Outstanding						$1,083,679

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX BB CDSI S6 PRC Corp.	(5.00%)	05/11/63	Bank of America, N.A.	1,851,760	USD	$(11,994)	$(12,965)	$971
CMBX BB CDSI S6 PRC Corp.	(5.00%)	05/11/63	JPMorgan Chase Bank, N.A.	2,735,608	USD	17,719	(27,994)	45,713
CMBX BB CDSI S6 PRC Corp.	(5.00%)	05/11/63	Credit Suisse International	3,763,277	USD	24,376	(29,319)	53,695
CMBX BB CDSI S6 PRC Corp.	(5.00%)	05/11/63	Morgan Stanley Capital Services LLC	317,140	USD	2,054	(2,849)	4,903
CMBX.NA.BBB-.6	(3.00%)	05/11/63	Credit Suisse International	1,622,693	USD	11,256	(21,781)	33,037
CMBX.NA.BBB-.6	(3.00%)	05/11/63	Morgan Stanley Capital Services LLC	1,926,573	USD	13,363	(22,511)	35,874
CMBX.NA.BBB-.7	(3.00%)	01/17/47	Credit Suisse International	4,928,494	USD	138,706	61,835	76,871
CMBX.NA.BBB-.7	(3.00%)	01/17/47	Morgan Stanley Capital Services LLC	1,978,818	USD	55,691	18,384	37,307
iTraxx CEEMA Series 21 Version 1	(1.00%)	06/20/19	JPMorgan Chase Bank, N.A.	160,000	USD	12,158	15,763	(3,605)

Total OTC Credit Default Swaps on Index (Buy Protection)						$263,329	$(21,437)	$284,766

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at June 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CDS USD SR 5Y D14	(1.00%	)	06/20/20	JPMorgan Chase Bank, N.A.	4,027,000	USD	$280,503	$255,652	$24,851
Subfin CDSI S23 5Y Corp.	(1.00%	)	06/20/20	JPMorgan Chase Bank, N.A.	2,744,000	EUR	114,852	94,212	20,640

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)							$395,355	$349,864	$45,491

OTC Total Return Swaps Outstanding at June 30, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Buys
Airbus Group	02/09/16	Credit Suisse Securities (Europe) Limited	1,312,562 EUR	$(26,902)
Alcatel Lucent	02/09/16	Credit Suisse Securities (Europe) Limited	4,521,763 EUR	(44,341)
Alstom	02/09/16	Credit Suisse Securities (Europe) Limited	1,143,593 EUR	(36,655)
Altice SA	11/07/16	Credit Suisse Securities (Europe) Limited	7,943,866 EUR	424,407
Altice SA	05/24/17	Morgan Stanley Capital Services LLC	1,235,003 EUR	65,981
Amadeus IT Holding SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,616,401 EUR	21,936
Assicurazioni Generali	08/18/16	Credit Suisse Securities (Europe) Limited	1,306,496 EUR	(13,396)
Astrazeneca PLC	08/12/15	Morgan Stanley Capital Services LLC	4,719,449 GBP	(898,505)
Atlantia SpA	08/18/16	Credit Suisse Securities (Europe) Limited	1,734,829 EUR	49,224
Atos	02/09/16	Credit Suisse Securities (Europe) Limited	3,070,997 EUR	(29,082)
AutoZone, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,672,721 USD	(112,043)
Barclays PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,761,724 GBP	(46,492)
Bayer AG	02/08/16	Credit Suisse Securities (Europe) Limited	3,703,265 EUR	49,922
Bayer AG REG	08/11/15	Morgan Stanley Capital Services LLC	4,622,955 EUR	(101,005)
Beazer Home USA, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	2,424,787 USD	187,227
BG Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	3,192,244 GBP	(132,184)
BG Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	2,269,700 GBP	(160,559)
BNP Paribas	02/09/16	Credit Suisse Securities (Europe) Limited	2,157,105 EUR	8,468
BP PLC	02/09/16	Credit Suisse Securities (Europe) Limited	646,637 GBP	(34,798)
Burlington Stores, Inc.	05/24/17	Morgan Stanley Capital Services LLC	1,870,573 USD	24,237
Burlington Stores, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	4,618,720 USD	139,398
Cadence Design Systems, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	4,191,950 USD	(33,840)
Cadence Design Systems, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,074,300 USD	(6,481)
Cap Gemini	02/09/16	Credit Suisse Securities (Europe) Limited	54,990 EUR	1,077
Carrefour SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,532,666 EUR	(46,869)
Cembra Money Bank AG	02/09/17	Credit Suisse Securities (Europe) Limited	686,108 CHF	3,233
CRH PLC	12/28/16	Credit Suisse Securities (Europe) Limited	1,203,759 GBP	(115,805)
Criteo SA	10/14/15	Credit Suisse Securities (Europe) Limited	1,487,357 USD	77,125
Dassault Aviation SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,669,640 EUR	(61,783)
Dynergy, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	3,584,496 USD	(488,939)
Dynergy, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,951,684 USD	(260,391)
Electricite De France EDF	02/09/16	Credit Suisse Securities (Europe) Limited	1,662,140 EUR	(22,877)
Enel SpA	08/18/16	Credit Suisse Securities (Europe) Limited	838,620 EUR	(13,602)
ENI SpA Italia	08/18/16	Credit Suisse Securities (Europe) Limited	896,346 EUR	11,428
Ferrovial SA	12/29/16	Credit Suisse Securities (Europe) Limited	523,163 EUR	(7,781)
Fresenius Medical Care AG & Co. KgaA	02/08/16	Credit Suisse Securities (Europe) Limited	2,657,340 EUR	(10,367)
General Motors Co.	06/08/16	Credit Suisse Securities (Europe) Limited	2,950,946 USD	(177,257)
General Motors Co.	05/24/17	Morgan Stanley Capital Services LLC	3,190,699 USD	(145,103)
HCA Holdings, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	4,928,450 USD	405,070
HCA Holdings, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,680,646 USD	179,769
Home Depot, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	5,882,455 USD	59,889
Home Depot, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,190,869 USD	9,230

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Impax Laboratories, Inc.	05/24/17	Morgan Stanley Capital Services LLC	1,238,075 USD	$1,077
Imperial Tobaco Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	3,313,372 GBP	(177,388)
Lafarge SA	02/09/16	Credit Suisse Securities (Europe) Limited	2,339,869 EUR	5,737
Linde AG	02/08/16	Credit Suisse Securities (Europe) Limited	1,949,618 EUR	17,409
Lloyds Banking Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,649,985 GBP	(34,215)
Lloyds Banking Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	3,888,647 GBP	(132,537)
Masonite International Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	4,163,560 USD	135,515
Masonite International Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,376,746 USD	65,536
Mead Johnson Nutrition Co.	10/14/15	Credit Suisse Securities (Europe) Limited	1,191,394 USD	(9,693)
Mohawk Industries, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	3,379,080 USD	33,067
Mohawk Industries, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,195,751 USD	(14,791)
Next PLC	12/28/16	Credit Suisse Securities (Europe) Limited	2,148,946 GBP	(48,803)
Nokia Oyj	10/14/16	Credit Suisse Securities (Europe) Limited	328,930 EUR	(7,900)
Numericable SFR	11/07/16	Credit Suisse Securities (Europe) Limited	4,074,907 EUR	62,477
Numericable SFR	05/24/17	Morgan Stanley Capital Services LLC	653,270 EUR	10,016
Orange	02/09/16	Credit Suisse Securities (Europe) Limited	1,909,263 EUR	40,843
Pirelli & Co.	08/18/16	Credit Suisse Securities (Europe) Limited	1,270,249 EUR	(5,590)
Prudential PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,530,054 GBP	(63,386)
Publicis Groupe	02/09/16	Credit Suisse Securities (Europe) Limited	2,218,085 EUR	(41,788)
PulteGroup, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	4,397,303 USD	174,712
PulteGroup, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,369,239 USD	57,676
Puma SE	02/08/16	Credit Suisse Securities (Europe) Limited	942,023 EUR	(29,382)
Renault SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,739,817 EUR	20,351
Roche Holding AG Genusschein	02/09/17	Credit Suisse Securities (Europe) Limited	2,158,912 CHF	(14,886)
Royal Bank of Scotland Group	12/28/16	Credit Suisse Securities (Europe) Limited	5,082,125 GBP	(240,155)
RSA Insurance Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,779,540 GBP	(164,321)
RWE AG	02/08/16	Credit Suisse Securities (Europe) Limited	978,147 EUR	(18,073)
SabMiller PLC	02/09/16	Credit Suisse Securities (Europe) Limited	2,537,744 GBP	5,438
Safran SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,218,626 EUR	(2,677)
Sanofi Aventis	02/09/16	Credit Suisse Securities (Europe) Limited	2,143,618 EUR	31,279
Shire PLC	12/28/16	Credit Suisse Securities (Europe) Limited	7,058,610 GBP	(626,427)
Shire PLC	08/12/15	Morgan Stanley Capital Services LLC	4,114,790 GBP	(413,192)
Six Flags Entertainment Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	7,240,501 USD	(428,324)
Six Flags Entertainment Corp.	05/24/17	Morgan Stanley Capital Services LLC	1,790,417 USD	(65,127)
Skandinaviska Enskilda Banken AB	02/09/16	Credit Suisse Securities (Europe) Limited	24,217,199 SEK	53,319
Smith & Nephew PLC	02/09/16	Credit Suisse Securities (Europe) Limited	4,361,834 GBP	(112,285)
Societe Generale SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,933,015 EUR	(2,057)
Telecom Italia SpA	08/18/16	Credit Suisse Securities (Europe) Limited	1,724,655 EUR	29,158
Tim Participacs ADR	10/14/15	Credit Suisse Securities (Europe) Limited	1,740,342 USD	127,120
TUI AG DI	02/08/16	Credit Suisse Securities (Europe) Limited	2,032,711 EUR	(221,416)
UBM PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,546,233 GBP	(18,047)
United Rentals, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	3,017,828 USD	(116,554)
United Rentals, Inc.	05/24/17	Morgan Stanley Capital Services LLC	1,071,294 USD	(20,643)
Visa, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,897,049 USD	(156,199)
Vodafone Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	2,652,292 GBP	(24,334)
Vodafone Group PLC	11/22/16	Credit Suisse Securities (Europe) Limited	3,799,263 GBP	(246,503)

Total Buys				$(3,895,399)

Sells
ABB Ltd. REG	02/09/17	Credit Suisse Securities (Europe) Limited	193,960 CHF	$13,844
ADT Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,074,441 USD	155,127
ADT Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	3,820,670 USD	303,810
AGCO Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	3,754,699 USD	(414,089)
AGCO Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,439,363 USD	(148,102)
Allianz SE REG	02/08/16	Credit Suisse Securities (Europe) Limited	824,106 EUR	329
America Movil ADR	07/25/16	Credit Suisse Securities (Europe) Limited	559,501 USD	(27,547)
Anheuser Busch InBev ADR	10/14/15	Credit Suisse Securities (Europe) Limited	797,650 USD	(1,789)
Avon Products, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	2,408,321 USD	134,401
Avon Products, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,895,190 USD	204,407
AXA SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,695,024 EUR	(46,633)
Blackberry Ltd.	06/08/16	Credit Suisse Securities (Europe) Limited	3,628,334 USD	467,549

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Blackberry Ltd.	05/24/17	Morgan Stanley Capital Services LLC	3,876,535 USD	$155,707
Bovespa Index	08/12/15	Morgan Stanley Capital Services LLC	18,119,543 BRL	(27,927)
British American Tobacco PLC	02/09/16	Credit Suisse Securities (Europe) Limited	337,732 GBP	17,635
Cablevision Systems	06/08/16	Credit Suisse Securities (Europe) Limited	1,302,478 USD	(6,562)
Cablevision Systems	05/24/17	Morgan Stanley Capital Services LLC	2,185,666 USD	41,096
Chesapeake Energy Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	2,598,862 USD	221,361
Chesapeake Energy Corp.	05/24/17	Morgan Stanley Capital Services LLC	1,900,251 USD	79,150
CSL LTD	03/02/17	Morgan Stanley Capital Services LLC	2,057,367 AUD	69,575
Deere & Co.	06/08/16	Credit Suisse Securities (Europe) Limited	8,075,456 USD	(400,891)
Deere & Co.	05/24/17	Morgan Stanley Capital Services LLC	4,591,162 USD	(126,729)
Distribuidora Internacional	02/09/16	Credit Suisse Securities (Europe) Limited	725,719 EUR	15,864
Ericsson LM B SHS	02/09/16	Credit Suisse Securities (Europe) Limited	3,158,932 SEK	20,564
Faurecia	02/09/16	Credit Suisse Securities (Europe) Limited	2,014,350 EUR	45,332
Groupon, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,599,688 USD	171,199
Groupon, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	3,843,062 USD	421,717
Guess?, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,107,093 USD	101,151
Heineken NV	02/09/16	Credit Suisse Securities (Europe) Limited	418,292 EUR	(3,034)
iBoxx Liquid High Yield Index	09/21/15	JPMorgan Chase Bank, N.A.	650,000 USD	6,092
iBoxx Liquid High Yield Index	09/21/15	JPMorgan Chase Bank, N.A.	1,690,000 USD	(9,781)
iBoxx Liquid High Yield Index	09/21/15	JPMorgan Chase Bank, N.A.	1,560,000 USD	5,511
iShares MSCI Brazil Capped ETF	10/14/15	Credit Suisse Securities (Europe) Limited	288,048 USD	2,786
J.C. Penney Co., Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	2,710,410 USD	(29,109)
J.C. Penney Co., Inc.	05/24/17	Morgan Stanley Capital Services LLC	1,945,888 USD	(10,149)
K S AG REG	11/07/16	Credit Suisse Securities (Europe) Limited	3,822,117 EUR	(1,658,220)
K S AG REG	05/24/17	Morgan Stanley Capital Services LLC	913,198 EUR	(393,011)
Keurig Green Mountain, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,122,969 USD	444,686
KOSPI 200 Index	09/10/15	Morgan Stanley Capital Services LLC	5,712,538,455 KRW	33,093
L’Oreal	02/09/16	Credit Suisse Securities (Europe) Limited	94,961 EUR	3,122
Mattel, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	3,029,248 USD	21,077
Mattel, Inc.	05/24/17	Morgan Stanley Capital Services LLC	1,201,366 USD	3,467
Muenchener Rueckver AG REG	02/08/16	Credit Suisse Securities (Europe) Limited	887,311 EUR	14,105
Nestle SA REG	02/09/17	Credit Suisse Securities (Europe) Limited	193,137 CHF	5,075
Philip Morris International	10/14/15	Credit Suisse Securities (Europe) Limited	560,232 USD	14,835
Pilgrims Pride Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	3,734,411 USD	182,468
Pilgrims Pride Corp.	05/24/17	Morgan Stanley Capital Services LLC	1,446,919 USD	32,495
Reed Elsevier NV	02/09/16	Credit Suisse Securities (Europe) Limited	814,514 EUR	6,358
Royal Dutch Shell PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,352,509 GBP	82,148
Royal Dutch Shell PLC	12/28/16	Credit Suisse Securities (Europe) Limited	1,746,223 GBP	156,658
RR Donnelley & Sons Co.	06/08/16	Credit Suisse Securities (Europe) Limited	4,037,650 USD	187,746
RR Donnelley & Sons Co.	05/24/17	Morgan Stanley Capital Services LLC	2,565,881 USD	92,686
Sainsbury (J) PLC	02/09/16	Credit Suisse Securities (Europe) Limited	413,206 GBP	(15,279)
SAP SE	02/08/16	Credit Suisse Securities (Europe) Limited	426,429 EUR	12,281
Siemens AG REG	02/08/16	Credit Suisse Securities (Europe) Limited	877,510 EUR	21,187
Sprint Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	2,487,454 USD	32,305
Sprint Corp.	05/24/17	Morgan Stanley Capital Services LLC	975,550 USD	(2,127)
Standard Chartered PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,391,086 GBP	40,009
Stora Enso OYJ	11/07/16	Credit Suisse Securities (Europe) Limited	3,198,176 EUR	(146,554)
Stora Enso OYJ	05/24/17	Morgan Stanley Capital Services LLC	1,496,369 EUR	(25,910)
Telefonica Brasil	10/14/15	Credit Suisse Securities (Europe) Limited	849,113 USD	(25,523)
Telefonica SA	02/09/16	Credit Suisse Securities (Europe) Limited	2,704,354 EUR	4,722
Tesla Motors, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	732,862 USD	(52,335)
Tesla Motors, Inc.	05/24/17	Morgan Stanley Capital Services LLC	114,424 USD	(8,171)
Unilever DR	02/09/16	Credit Suisse Securities (Europe) Limited	789,829 EUR	(11,583)
Unilever PLC	02/09/16	Credit Suisse Securities (Europe) Limited	287,225 GBP	7,638
United States Steel Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	2,239,765 USD	258,471
United States Steel Corp.	05/24/17	Morgan Stanley Capital Services LLC	825,882 USD	36,899
UPM Kymmene OYJ	11/07/16	Credit Suisse Securities (Europe) Limited	2,995,245 EUR	(90,776)
UPM Kymmene OYJ	05/24/17	Morgan Stanley Capital Services LLC	648,257 EUR	2,087
Volkswagen AG	02/08/16	Credit Suisse Securities (Europe) Limited	2,647,994 EUR	10,606
Whole Foods Market, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	1,194,331 USD	25,487
Whole Foods Market, Inc.	05/24/17	Morgan Stanley Capital Services LLC	470,122 USD	4,651

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wynn Resorts Ltd.	05/24/17	Morgan Stanley Capital Services LLC	8,097,418 USD	$238,452

Total Sells				947,190

Total OTC Total Return Swaps Outstanding				$(2,948,209)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2015

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	Three-Month Libor	2.750%	09/16/25	Credit Suisse Securities (USA) LLC	11,601,000 USD	$239,180	$205,195	$33,985
Pays	Three-Month Libor	3.000%	09/18/45	Credit Suisse Securities (USA) LLC	5,073,000 USD	35,093	61,555	(26,462)
Receives	Three-Month Libor	1.500%	09/18/17	Credit Suisse Securities (USA) LLC	46,267,000 USD	(415,039)	(278,064)	(136,975)
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	6,923,000 USD	(92,768)	—	(92,768)
Receives	Three-Month Libor	2.250%	09/16/20	Credit Suisse Securities (USA) LLC	7,500,000 USD	(131,842)	(81,870)	(49,972)
Receives	Three-Month Libor	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	21,840	—	21,840
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	8,180,000 USD	(109,663)	—	(109,663)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(453,199)	$(93,184)	$(360,015)

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIC	Real Estate Investment Company

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
VRN	Variable Rate Notes
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

June 30, 2015 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 81.3%
COMMON STOCK — 42.1%
Australia — 0.0%
Banking — 0.0%
Westpac Banking Corp. ADR	1,200	$29,688

Total Australia		29,688

Belgium — 0.1%
Consumer Products — 0.0%
Anheuser-Busch InBev NV	1,804	216,203

Insurance — 0.1%
Ageas	46,185	1,779,214

Retail - Consumer Staples — 0.0%
Delhaize Group SA ADR	200	4,126

Total Belgium		1,999,543

Bermuda — 0.1%
Media — 0.0%
Global Sources Ltd. (a)	200	1,390

Transportation & Logistics — 0.1%
Golar LNG Ltd. (b)	32,411	1,516,835

Total Bermuda		1,518,225

Brazil — 0.0%
Banking — 0.0%
Itau Unibanco Holding SA ADR	19,579	214,390

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	2,200	13,552

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR	41,500	158,115
Cia Paranaense de Energia ADR	4,200	46,200

		204,315

Total Brazil		432,257

Canada — 0.3%
Asset Management — 0.0%
Fairfax India Holdings Corp. (a)	34,600	392,710

Automotive — 0.0%
Magna International, Inc.	4,300	241,187

Banking — 0.2%
Bank of Nova Scotia	24,600	1,269,785
Canadian Imperial Bank of Commerce	14,600	1,076,239
National Bank of Canada	29,500	1,108,199

		3,454,223

Biotechnology & Pharmaceuticals — 0.0%
QLT, Inc. (a)	11,600	47,908

Consumer Products — 0.0%
Cott Corp. (c)	1,400	13,692

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a)	1,000	11,640

See Notes to Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	21	$802

Media — 0.0%
Points International Ltd. (a)	100	1,243

Metals & Mining — 0.1%
Alamos Gold, Inc.	14,200	80,372
AuRico Gold, Inc.	25,000	71,000
Dominion Diamond Corp. (c)	8,100	113,481
Fortuna Silver Mines, Inc. (a)	4,300	15,738
Kinross Gold Corp. (a)(c)	77,900	180,728
MFC Industrial Ltd.	400	1,620
Nevsun Resources Ltd.	7,200	27,144
Silvercorp Metals, Inc.	100	108
Taseko Mines Ltd. (a)	300	166

		490,357

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a)(c)	5,800	36,714
Gran Tierra Energy, Inc. (a)(c)	28,500	84,930
TransGlobe Energy Corp. (c)	2,800	11,172

		132,816

Passenger Transportation — 0.0%
Student Transportation, Inc.	2,200	10,164

Renewable Energy — 0.0%
Canadian Solar, Inc. (a)	100	2,860

Waste & Environmental Service Equipment & Facility — 0.0%
Progressive Waste Solutions Ltd. (c)	3,500	93,975

Total Canada		4,893,577

Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	8,500	136,170

Real Estate — 0.0%
Parque Arauco SA	44,145	84,799

Total Chile		220,969

China — 0.6%
Automotive — 0.0%
China Automotive Systems, Inc. (a)	1,900	15,998

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	700	3,675

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. ADR (a)	54,000	1,324,080

Gaming, Lodging & Restaurants — 0.0%
Homeinns Hotel Group ADR (a)	2,100	64,932

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a)	8,000	338,080

Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	4,300	93,568
CNinsure, Inc. ADR (a)	4,300	37,969

		131,537

Machinery — 0.0%
Hollysys Automation Technologies Ltd.	4,500	108,135

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Media — 0.1%
51job, Inc. ADR (a)	800	$26,592
Autohome, Inc. ADR (a)	100	5,054
Baidu, Inc. ADR (a)	100	19,908
Phoenix New Media Ltd. ADR (a)	3,500	27,720
Renren, Inc. ADR (a)	1,000	3,790
SINA Corp. (a)	1,100	58,921
Sohu.com, Inc. (a)	23,600	1,394,524
Xunlei Ltd. ADR (a)	500	6,020
Zhaopin Ltd. ADR (a)	1,640	25,223

		1,567,752

Metals & Mining — 0.0%
Aluminum Corp. of China Ltd. ADR (a)	1,000	12,450

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	4,800	280,032
Guangshen Railway Co. Ltd. ADR	200	5,468

		285,500

Real Estate — 0.0%
E-House China Holdings Ltd. ADR	600	4,032
Nam Tai Property, Inc.	1,600	7,712
Xinyuan Real Estate Co. Ltd. ADR	2,600	8,372

		20,116

Retail Discretionary — 0.3%
Alibaba Group Holding Ltd. ADR (a)	34,887	2,870,154
Vipshop Holdings Ltd. ADR (a)(b)	132,909	2,957,225

		5,827,379

Software — 0.1%
Changyou.com Ltd. ADR (a)	4,700	140,201
NetEase, Inc. ADR	200	28,973
Perfect World Co. Ltd. ADR (a)	34,300	679,826

		849,000

Telecommunications — 0.0%
China Telecom Corp. Ltd. ADR	100	5,903
China Unicom Hong Kong Ltd. ADR	1,100	17,270

		23,173

Total China		10,571,807

Czech Republic — 0.0%
Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	1,100	2,398

Total Czech Republic		2,398

Denmark — 0.0%
Commercial Services — 0.0%
ISS A/S	6,652	219,484

Total Denmark		219,484

France — 0.1%
Banking — 0.1%
BNP Paribas SA	15,229	919,361
Credit Agricole SA	68,166	1,013,771

Total France		1,933,132

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Germany — 0.8%
Banking — 0.1%
Deutsche Bank AG	30,604	$919,503

Biotechnology & Pharmaceuticals — 0.0%
Bayer AG	263	36,812

Health Care Facilities/Services — 0.6%
Fresenius SE & Co. KGaA (c)	184,041	11,807,996

Real Estate — 0.1%
Deutsche Annington Immobilien SE	54,163	1,527,705
Deutsche Wohnen AG	3,208	73,514
LEG Immobilien AG	2,544	176,750

		1,777,969

Total Germany		14,542,280

Greece — 0.1%
Banking — 0.1%
Eurobank Ergasias SA (a)	6,465,359	648,711
Piraeus Bank SA (a)	1,747,342	487,006

		1,135,717

Real Estate — 0.0%
Grivalia Properties REIC (a)	90,285	689,481

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc.	7,100	87,756
Costamare, Inc.	4,400	80,828
Diana Shipping, Inc. (a)	2,900	20,445
StealthGas, Inc. (a)	1,500	10,125

		199,154

Total Greece		2,024,352

Hong Kong — 0.1%
Insurance — 0.1%
AIA Group Ltd.	167,000	1,089,053

Total Hong Kong		1,089,053

India — 0.1%
Banking — 0.1%
HDFC Bank Ltd. ADR	893	54,053
ICICI Bank Ltd. ADR	158,096	1,647,361

		1,701,414

Technology Services — 0.0%
WNS Holdings Ltd. ADR (a)	1,500	40,125

Total India		1,741,539

Ireland — 0.2%
Biotechnology & Pharmaceuticals — 0.1%
Prothena Corp. PLC (a)	2,800	147,476
Shire PLC	372	29,780
Shire PLC ADR	12,412	2,997,374

		3,174,630

Insurance — 0.1%
XL Group PLC	29,394	1,093,457

Medical Equipment/Devices — 0.0%
Trinity Biotech PLC ADR	1,600	28,896

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Software — 0.0%
King Digital Entertainment PLC	5,500	$78,375

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR	5,600	87,920

Transportation & Logistics — 0.0%
Ardmore Shipping Corp.	700	8,477

Total Ireland		4,471,755

Israel — 0.4%
Biotechnology & Pharmaceuticals — 0.4%
Teva Pharmaceutical Industries Ltd. ADR (d)	105,001	6,205,559

Electrical Equipment — 0.0%
Magal Security Systems Ltd. (a)	100	436
Orbotech Ltd. (a)	14,500	301,600

		302,036

Hardware — 0.0%
AudioCodes Ltd. (a)	100	323
Ceragon Networks Ltd. (a)	300	345
Radware Ltd. (a)	4,100	91,020

		91,688

Media — 0.0%
Wix.com Ltd. (a)	400	9,448

Medical Equipment/Devices — 0.0%
Lumenis Ltd. (a)	700	9,604
Syneron Medical Ltd. (a)	7,500	79,650

		89,254

Semiconductors — 0.0%
Mellanox Technologies Ltd. (a)	100	4,859
Nova Measuring Instruments Ltd. (a)	2,800	35,000

		39,859

Software — 0.0%
Attunity Ltd. (a)	500	6,535
Check Point Software Technologies Ltd. (a)	1,300	103,415
Mind CTI Ltd.	200	520
Sapiens International Corp. NV	100	1,038

		111,508

Technology Services — 0.0%
Magic Software Enterprises Ltd.	600	3,996

Telecommunications — 0.0%
Allot Communications Ltd. (a)	400	2,876

Total Israel		6,856,224

Italy — 0.2%
Asset Management — 0.1%
Anima Holding SpA	188,511	1,656,072

Banking — 0.1%
Banca Generali SpA	29,132	1,025,649
FinecoBank SpA (a)	173,175	1,282,911

		2,308,560

Home & Office Products — 0.0%
De’ Longhi SpA (a)	2,501	57,326

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Technology Services — 0.0%
Cerved Information Solutions SpA	19,833	$152,564

Total Italy		4,174,522

Japan — 2.5%
Automotive — 0.4%
Aisin Seiki Co. Ltd.	500	21,286
Honda Motor Co. Ltd.	583	18,871
Mazda Motor Corp.	379,100	7,428,049
Toyota Motor Corp.	419	28,084

		7,496,290

Banking — 0.3%
Mitsubishi UFJ Financial Group, Inc.	833,637	5,992,841
Mizuho Financial Group, Inc.	10,947	23,703
Mizuho Financial Group, Inc. ADR	700	3,038
Sumitomo Mitsui Financial Group, Inc.	471	21,009

		6,040,591

Biotechnology & Pharmaceuticals — 0.1%
Astellas Pharma, Inc. (d)	143,130	2,041,373

Chemicals — 0.2%
Nitto Denko Corp. (b)	42,800	3,518,143

Distributors - Consumer Staples — 0.3%
Mitsubishi Corp.	240,600	5,292,276

Electrical Equipment — 0.2%
Daikin Industries Ltd.	29,900	2,152,135
Mitsubishi Heavy Industries Ltd.	2,000	12,170
SMC Corp.	6,800	2,048,307

		4,212,612

Hardware — 0.0%
Kyocera Corp. (b)	1,400	72,788
Panasonic Corp.	2,900	39,845

		112,633

Institutional Financial Service — 0.0%
Daiwa Securities Group, Inc.	2,300	17,237

Insurance — 0.0%
Tokio Marine Holdings, Inc.	6,500	270,548

Machinery — 0.3%
Kubota Corp. (b)	306,486	4,862,055

Passenger Transportation — 0.0%
Japan Airlines Co. Ltd.	800	27,912

Real Estate — 0.6%
Mitsubishi Estate Co. Ltd. (b)	305,000	6,570,515
Mitsui Fudosan Co. Ltd.	135,000	3,780,243

		10,350,758

Semiconductors — 0.1%
Tokyo Electron Ltd.	33,200	2,101,568

Specialty Finance — 0.0%
Orix Corp. ADR	300	22,356

Total Japan		46,366,352

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Luxembourg — 0.1%
Consumer Products — 0.0%
Adecoagro SA (a)	1,000	$9,220

Iron & Steel — 0.0%
Ternium SA ADR	10,500	181,755

Media — 0.1%
Altice SA (a)	15,690	2,161,135

Total Luxembourg		2,352,110

Mexico — 0.0%
Engineering & Construction Services — 0.0%
OHL Mexico SAB de CV (a)	93,355	121,998

Gaming, Lodging & Restaurants — 0.0%
Hoteles City Express SAB de CV (a)	24,882	36,047

Real Estate — 0.0%
Corp. Inmobiliaria Vesta SAB de CV	36,322	59,113
Mexico Real Estate Management SA de CV	14,129	19,507
Prologis Property Mexico SA de CV	44,842	75,291

		153,911

Specialty Finance — 0.0%
Concentradora Hipotecaria SAPI de CV (a)	58,395	96,858
Unifin Financiera SAPI de CV SOFOM ENR (a)	4,903	10,272

		107,130

Total Mexico		419,086

Netherlands — 0.7%
Banking — 0.1%
ING Groep NV CVA	129,772	2,142,655

Insurance — 0.1%
Aegon NV	2,369	17,531
Delta Lloyd NV (c)	93,287	1,531,414

		1,548,945

Medical Equipment/Devices — 0.0%
Koninklijke Philips NV	2,200	56,012

Oil, Gas & Coal — 0.1%
Royal Dutch Shell PLC ADR	55,800	3,181,158

Semiconductors — 0.1%
NXP Semiconductor NV (a)	12,500	1,227,500

Software — 0.0%
InterXion Holding NV (a)	6,900	190,785

Specialty Finance — 0.3%
AerCap Holdings NV (a)	111,281	5,095,557

Total Netherlands		13,442,612

Norway — 0.0%
Transportation & Logistics — 0.0%
Ship Finance International Ltd.	7,400	120,768

Total Norway		120,768

Peru — 0.0%
Banking — 0.0%
Credicorp Ltd.	500	69,460

Total Peru		69,460

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Poland — 0.1%
Banking — 0.1%
Alior Bank SA (a)(c)	54,629	$1,297,875

Total Poland		1,297,875

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a)	6,600	31,812
Popular, Inc. (a)	3,200	92,352

		124,164

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a)	3,600	92,376

Total Puerto Rico		216,540

Republic of Korea — 0.0%
Automotive — 0.0%
Hyundai Motor Co.	583	71,082

Hardware — 0.0%
LG Display Co. Ltd. ADR	12,700	147,193
Samsung Electronics Co. Ltd.	102	115,949

		263,142

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a)	500	3,860

Telecommunications — 0.0%
SK Telecom Co. Ltd. ADR	5,300	131,387

Total Republic of Korea		469,471

Singapore — 0.1%
Oil, Gas & Coal — 0.0%
InterOil Corp. (a)	600	36,120

Real Estate — 0.0%
Ascendas REIT	4,491	8,203
CapitaCommercial Trust	18,800	21,775
CapitaMall Trust	3,000	4,789
Mapletree Logistics Trust	9,857	8,270
Suntec REIT	4,000	5,123

		48,160

Semiconductors — 0.1%
Avago Technologies Ltd.	20,400	2,711,772
Kulicke & Soffa Industries, Inc. (a)	14,800	173,308

		2,885,080

Total Singapore		2,969,360

South Africa — 0.0%
Metals & Mining — 0.0%
Harmony Gold Mining Co. Ltd. ADR (a)	3,100	4,154

Oil, Gas & Coal — 0.0%
Sasol Ltd. ADR	1,700	63,002

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a)	10,200	186,456

Total South Africa		253,612

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Spain — 0.0%
Banking — 0.0%
Banco Santander SA ADR	32	$224

Engineering & Construction Services — 0.0%
Abertis Infraestructuras SA	3,270	53,626

Telecommunications — 0.0%
Euskaltel SA (a)	2,867	30,365
Telefonica SA ADR	100	1,420

		31,785

Total Spain		85,635

Sweden — 0.0%
Media — 0.0%
Com Hem Holding AB	11,243	104,227

Total Sweden		104,227

Switzerland — 1.1%
Asset Management — 0.7%
Julius Baer Group Ltd. (c)	29,630	1,662,221
UBS Group AG	503,893	10,687,414

		12,349,635

Biotechnology & Pharmaceuticals — 0.0%
Roche Holding AG	522	146,279

Chemicals — 0.1%
Syngenta AG	6,131	2,491,877

Electrical Equipment — 0.1%
TE Connectivity Ltd.	14,700	945,210

Institutional Financial Service — 0.2%
Credit Suisse Group AG (d)	133,332	3,665,043

Retail Discretionary — 0.0%
Dufry AG (a)	768	106,951

Semiconductors — 0.0%
STMicroelectronics NV	2,000	16,240

Specialty Finance — 0.0%
Cembra Money Bank AG	3,261	198,810

Transportation & Logistics — 0.0%
Flughafen Zuerich AG	182	140,839

Total Switzerland		20,060,884

Taiwan — 0.0%
Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	2,000	13,200
ChipMOS Technologies Bermuda Ltd.	4,600	100,464
Silicon Motion Technology Corp. ADR	800	27,688
United Microelectronics Corp. ADR	23,000	47,150

Total Taiwan		188,502

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a)	400	7,492

Total Thailand		7,492

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Turkey — 0.0%
Telecommunications — 0.0%
Turkcell Iletisim Hizmetleri AS ADR	2,200	$25,278

Total Turkey		25,278

United Kingdom — 1.4%
Asset Management — 0.1%
Henderson Group PLC	198,836	815,419
Jupiter Fund Management PLC	134,914	944,811
Schroders PLC	19,059	951,099

		2,711,329

Banking — 0.1%
HSBC Holdings PLC	160,000	1,433,231
HSBC Holdings PLC ADR	200	8,962
Lloyds Banking Group PLC ADR	600	3,258

		1,445,451

Biotechnology & Pharmaceuticals — 0.1%
GlaxoSmithKline PLC ADR	22,000	916,300

Commercial Services — 0.0%
SSP Group PLC	22,435	101,100

Consumer Products — 0.0%
Unilever NV	24	1,004

Gaming, Lodging & Restaurants — 0.0%
InterContinental Hotels Group PLC ADR	13,400	542,164

Insurance — 0.1%
Aviva PLC ADR	9,100	141,687
Aviva PLC ADR	182,165	1,409,667
Prudential PLC ADR	37	1,797

		1,553,151

Media — 0.8%
Liberty Global PLC (a)	291,144	14,740,621
Liberty Global PLC A Shares (a)	6,900	373,083
Pearson PLC ADR	500	9,480

		15,123,184

Medical Equipment/Devices — 0.0%
Smith & Nephew PLC ADR	12,500	424,375

Real Estate — 0.2%
Kennedy Wilson Europe Real Estate PLC (c)	154,459	2,757,000

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A (a)	1,100	19,646

Telecommunications — 0.0%
BT Group PLC ADR	1,700	120,513

Total United Kingdom		25,715,217

United States — 33.0%
Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings (a)	8,500	175,185
Aerovironment, Inc. (a)	100	2,608
B/E Aerospace, Inc.	7,500	411,750
Ducommun, Inc. (a)	1,300	33,371
General Dynamics Corp.	4,000	566,760
Huntington Ingalls Industries, Inc. (c)	6,800	765,612
L-3 Communications Holdings, Inc. (c)	11,000	1,247,180

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
LMI Aerospace, Inc. (a)	200	$2,002
Moog, Inc. Class A (a)	100	7,068
Orbital ATK, Inc. (c)	8	587
Raytheon Co.	1,100	105,248
Smith & Wesson Holding Corp. (a)	1,800	29,862
Spirit AeroSystems Holdings, Inc. Class A (a)(c)	10,000	551,100
Textron, Inc.	100	4,463
TransDigm Group, Inc. (a)(c)	10,500	2,359,035

		6,261,831

Apparel & Textile Products — 0.2%
Albany International Corp. Class A	600	23,880
Carter’s, Inc. (c)	4,700	499,610
Culp, Inc.	3,200	99,200
Michael Kors Holdings Ltd. (a)	48,800	2,053,992
Movado Group, Inc.	700	19,012
Perry Ellis International, Inc. (a)(c)	4,100	97,457
Ralph Lauren Corp. (c)	8,100	1,072,116
Skechers U.S.A., Inc. Class A (a)	5,400	592,866
VF Corp.	300	20,922
Vince Holding Corp. (a)	2,300	27,554

		4,506,609

Asset Management — 0.9%
American Capital Ltd. (a)(c)	54,320	736,036
Apollo Investment Corp.	500	3,540
Ares Capital Corp. (c)	34,300	564,578
BlackRock Kelso Capital Corp. (c)	20,600	188,284
Calamos Asset Management, Inc. Class A	2,000	24,500
Capitala Finance Corp.	7,300	113,880
Carlyle Group LP (c)	4,584	129,040
Charles Schwab Corp. (b)	324,342	10,589,766
Fidus Investment Corp.	2,700	40,230
Fifth Street Asset Management, Inc.	100	1,028
Fifth Street Finance Corp.	600	3,930
Firsthand Technology Value Fund, Inc.	900	11,574
FS Investment Corp.	500	4,920
Garrison Capital, Inc. (c)	3,600	53,964
Gladstone Capital Corp. (c)	4,700	37,130
Gladstone Investment Corp.	11,300	89,835
Golub Capital BDC, Inc.	5,200	86,112
GSV Capital Corp. (a)	200	2,062
Hercules Technology Growth Capital, Inc.	1,700	19,635
Horizon Technology Finance Corp.	3,900	49,452
Invesco Ltd.	46,549	1,745,122
Janus Capital Group, Inc. (c)	68,260	1,168,611
KCAP Financial, Inc.	9,600	57,408
Legg Mason, Inc. (c)	18,200	937,846
Manning & Napier, Inc.	600	5,982
MCG Capital Corp.	15,800	72,048
Medallion Financial Corp. (c)	8,800	73,480
MVC Capital, Inc.	2,300	23,460
OHA Investment Corp. (c)	2,700	15,363
Oppenheimer Holdings, Inc. Class A	700	18,396
PennantPark Floating Rate Capital Ltd.	2,900	40,252
PennantPark Investment Corp. (c)	20,000	175,600
Solar Capital Ltd.	9,400	169,200
Solar Senior Capital Ltd.	2,200	34,694
Stellus Capital Investment Corp.	2,500	28,500
THL Credit, Inc.	7,000	80,850
TICC Capital Corp. (c)	18,000	120,960
TPG Specialty Lending, Inc.	3,100	52,700

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
TriplePoint Venture Growth BDC Corp.	6,200	$83,576
WhiteHorse Finance, Inc. (c)	1,600	20,256

		17,673,800

Automotive — 0.3%
Actuant Corp. Class A	2,100	48,489
Fuel Systems Solutions, Inc. (a)	800	5,984
Goodyear Tire & Rubber Co. (c)	120,700	3,639,105
Modine Manufacturing Co. (a)	100	1,073
Remy International, Inc.	2,795	61,797
Superior Industries International, Inc.	100	1,831
Tenneco, Inc. (a)	10,500	603,120
Tower International, Inc. (a)(c)	3,700	96,385
TriMas Corp. (a)	1,300	38,480
Visteon Corp. (a)(c)	19,800	2,078,604

		6,574,868

Banking — 2.8%
Arrow Financial Corp. (c)	702	18,975
Bancorp, Inc. (a)	1,900	17,632
Bank Mutual Corp.	3,000	23,010
Bank of America Corp.	356,502	6,067,664
BankUnited, Inc. (c)	52,481	1,885,642
Beneficial Bancorp, Inc. (a)	31,282	390,712
Blue Hills Bancorp, Inc. (a)	1,600	22,400
BNC Bancorp	3,000	57,990
Boston Private Financial Holdings, Inc.	2,700	36,207
Bridge Bancorp, Inc.	400	10,676
Bridge Capital Holdings (a)	100	2,980
Brookline Bancorp, Inc.	400	4,516
Bryn Mawr Bank Corp.	1,300	39,208
Capital Bank Financial Corp. Class A (a)	100	2,907
Capitol Federal Financial, Inc.	1,300	15,652
Centerstate Banks, Inc.	29	392
Central Pacific Financial Corp.	11,000	261,250
Charter Financial Corp.	900	11,169
Chemical Financial Corp. (c)	2,400	79,344
Citigroup, Inc. (c)	61,134	3,377,042
Citizens Financial Group, Inc. (b)(c)	400,390	10,934,651
City Holding Co.	600	29,550
Clifton Bancorp, Inc.	6,700	93,733
CoBiz Financial, Inc.	800	10,456
Comerica, Inc. (c)	12,500	641,500
Community Trust Bancorp, Inc.	100	3,487
CU Bancorp (a)	300	6,648
Dime Community Bancshares, Inc.	2,400	40,656
East West Bancorp, Inc.	300	13,446
Enterprise Financial Services Corp.	300	6,831
EverBank Financial Corp. (c)	84,367	1,657,812
Farmers Capital Bank Corp. (a)	100	2,843
Fidelity Southern Corp.	4,300	74,992
Financial Institutions, Inc.	200	4,968
First Bancorp/Southern Pines	1,000	16,680
First Busey Corp.	1,100	7,227
First Business Financial Services, Inc.	300	14,064
First Citizens BancShares, Inc. Class A (c)	5,318	1,398,847
First Community Bancshares, Inc.	1,200	21,864
First Financial Northwest, Inc.	800	9,968
First Interstate BancSystem, Inc. Class A	4,000	110,960
First Merchants Corp.	300	7,410
First Republic Bank (c)	22,062	1,390,568
Great Western Bancorp, Inc.	16,200	390,582

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Guaranty Bancorp	800	$13,208
Hanmi Financial Corp.	400	9,936
Heartland Financial USA, Inc.	400	14,888
HomeTrust Bancshares, Inc. (a)	1,700	28,492
Hudson Valley Holding Corp.	2,600	73,346
Independent Bank Corp.	2,900	39,324
Independent Bank Group, Inc.	400	17,160
Kearny Financial Corp. (a)	5,400	60,264
Lakeland Bancorp, Inc.	500	5,945
Legacy Texas Financial Group	300	9,060
Mercantile Bank Corp.	1,900	40,679
Meridian Bancorp, Inc. (a)(c)	7,500	100,575
National Bankshares, Inc.	200	5,852
National Penn Bancshares, Inc.	700	7,896
NewBridge Bancorp	200	1,786
Northrim BanCorp, Inc.	47	1,205
Northwest Bancshares, Inc.	19,200	246,144
Oritani Financial Corp.	3,500	56,175
Pacific Premier Bancorp, Inc. (a)	3,400	57,664
PacWest Bancorp	1,000	46,760
Park Sterling Corp.	800	5,760
Peoples Bancorp, Inc.	900	21,006
PNC Financial Services Group, Inc. (c)	45,144	4,318,024
Preferred Bank	800	24,040
Regions Financial Corp. (c)	226,300	2,344,468
Renasant Corp.	2,500	81,500
S&T Bancorp, Inc.	500	14,795
Seacoast Banking Corp. of Florida (a)	600	9,480
Southwest Bancorp, Inc.	1,900	35,359
Square 1 Financial, Inc. (a)	1,000	27,350
State Bank Financial Corp.	1,600	34,720
Sterling Bancorp	10,900	160,230
Stock Yards Bancorp, Inc.	100	3,779
Stonegate Bank	1,000	29,670
Sun Bancorp, Inc. (a)	20	385
Talmer Bancorp, Inc. Class A (c)	62,470	1,046,372
Towne Bank (c)	1,660	27,041
Trico Bancshares	1,000	24,050
TriState Capital Holdings, Inc. (a)(c)	2,900	37,497
Triumph Bancorp, Inc. (a)	900	11,835
TrustCo Bank Corp.	1,300	9,139
United Community Financial Corp.	100	535
Univest Corp. of Pennsylvania	800	16,288
Waterstone Financial, Inc.	5,300	69,960
Wells Fargo & Co.	191,989	10,797,461
WesBanco, Inc.	1,400	47,628
Western Alliance Bancorp (a)(c)	5,500	185,680
Wilshire Bancorp, Inc.	4,000	50,520
WSFS Financial Corp.	700	19,145
Yadkin Financial Corp. (a)	200	4,190
Zions BanCorp. (c)	74,970	2,379,173

		51,888,550

Biotechnology & Pharmaceuticals — 4.9%
AbbVie, Inc. (c)	436	29,295
Adamas Pharmaceuticals, Inc. (a)	600	15,732
Albany Molecular Research, Inc. (a)	2,200	44,484
Alexion Pharmaceuticals, Inc. (a)(b)(c)	7,519	1,359,210
Allergan PLC (a)(b)(d)	53,616	16,270,241
Amgen, Inc.	13,400	2,057,168
Amphastar Pharmaceuticals, Inc. (a)	6,100	107,238
Anacor Pharmaceuticals, Inc. (a)(c)	4,600	356,178

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
ARIAD Pharmaceuticals, Inc. (a)	1,800	$14,886
ArQule, Inc. (a)	2,100	3,360
Array BioPharma, Inc. (a)	21,300	153,573
BioCryst Pharmaceuticals, Inc. (a)	400	5,972
Biogen Idec, Inc. (a)(c)(d)	16,607	6,708,232
BioMarin Pharmaceutical, Inc. (a)	400	54,712
BioSpecifics Technologies Corp. (a)	200	10,320
Bluebird Bio, Inc. (a)	200	33,674
Bristol-Myers Squibb Co.	541	35,998
Cambrex Corp. (a)	8,800	386,672
Celladon Corp. (a)	6,900	8,694
Corcept Therapeutics, Inc. (a)	6,100	36,661
Curis, Inc. (a)	300	993
Depomed, Inc. (a)(c)	10,100	216,746
Dyax Corp. (a)(c)	19,800	524,700
Eleven Biotherapeutics, Inc. (a)	1,800	5,076
Emergent Biosolutions, Inc. (a)	3,200	105,440
Endo International PLC (a)(b)	71,337	5,681,992
Esperion Therapeutics, Inc. (a)	500	40,880
Gilead Sciences, Inc.	2,384	279,119
Ignyta, Inc. (a)	100	1,509
Impax Laboratories, Inc. (a)	1,900	87,248
Incyte Corp. (a)(c)	28,800	3,001,248
Insys Therapeutics, Inc. (a)	3,600	129,312
Intersect ENT, Inc. (a)	200	5,726
Mallinckrodt PLC (a)(b)(d)	170,996	20,129,649
Medivation, Inc. (a)(c)(d)	57,830	6,604,186
MEI Pharma, Inc. (a)	200	342
Merrimack Pharmaceuticals, Inc. (a)(c)	19,200	237,408
Momenta Pharmaceuticals, Inc. (a)	4,100	93,521
Mylan NV (a)(b)	5,658	383,952
Omega Protein Corp. (a)	1,800	24,750
Omeros Corp. (a)	2,700	48,573
PDL BioPharma, Inc.	35,500	228,265
Perrigo Co. PLC (b)(d)	15,110	2,792,781
Pfizer, Inc. (c)(d)	3,784	126,877
Phibro Animal Health Corp. Class A (c)	6,800	264,792
Portola Pharmaceuticals, Inc. (a)	500	22,775
Pozen, Inc. (a)	9,200	94,852
Prestige Brands Holdings, Inc. (a)	300	13,872
PTC Therapeutics, Inc. (a)	384	18,482
Raptor Pharmaceutical Corp. (a)	5,000	78,950
Receptos, Inc. (a)	676	128,474
Repligen Corp. (a)	100	4,127
Retrophin, Inc. (a)	300	9,945
Rigel Pharmaceuticals, Inc. (a)(c)	7,500	24,075
SciClone Pharmaceuticals, Inc. (a)(c)	6,800	66,776
Seattle Genetics, Inc. (a)	400	19,360
Spectrum Pharmaceuticals, Inc. (a)	200	1,368
Sucampo Pharmaceuticals, Inc. Class A (a)	400	6,572
Ultragenyx Pharmaceutical, Inc. (a)	1,600	163,824
USANA Health Sciences, Inc. (a)	900	122,994
Valeant Pharmaceuticals International, Inc. (a)(d)	45,213	10,044,068
Vertex Pharmaceuticals, Inc. (a)(c)(d)	48,830	6,029,528
Vical, Inc. (a)	3,300	2,310
Xencor, Inc. (a)	1,100	24,167
XenoPort, Inc. (a)	1,700	10,421
Zoetis, Inc. (c)(d)	124,860	6,020,749

		91,615,074

Chemicals — 0.5%
Air Products & Chemicals, Inc.	5,942	813,044

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Ashland, Inc.	4,200	$511,980
Axiall Corp.	4,700	169,435
Cabot Corp.	3,600	134,244
Calgon Carbon Corp.	1,500	29,070
Celanese Corp.	4,400	316,272
Cytec Industries, Inc.	596	36,076
EI du Pont de Nemours & Co.	2,000	127,900
Ferro Corp. (a)	10,600	177,868
FutureFuel Corp.	1,100	14,157
GrafTech International Ltd. (a)	10,600	52,576
Innophos Holdings, Inc.	400	21,056
Intrepid Potash, Inc. (a)(c)	17,100	204,174
KMG Chemicals, Inc.	3,100	78,864
Kraton Performance Polymers, Inc. (a)	600	14,328
Landec Corp. (a)	300	4,329
Lydall, Inc. (a)	200	5,912
LyondellBasell Industries NV Class A	29,300	3,033,136
Monsanto Co.	33,749	3,597,306
OM Group, Inc. (c)	900	30,240
OMNOVA Solutions, Inc. (a)	100	749
Orion Engineered Carbons SA	2,100	38,766
Stepan Co.	1,700	91,987
Trinseo SA (a)	4,500	120,780
Univar, Inc. (a)(c)	3,765	98,003

		9,722,252

Commercial Services — 0.3%
AMN Healthcare Services, Inc. (a)	6,100	192,699
ARAMARK Holdings Corp.	100	3,097
ARC Document Solutions, Inc. (a)	2,500	19,025
Brink’s Co.	3,600	105,948
CBIZ, Inc. (a)	8,600	82,904
CDI Corp.	300	3,900
Collectors Universe, Inc.	700	13,958
Computer Task Group, Inc. (c)	2,900	22,388
CorVel Corp. (a)	400	12,808
CRA International, Inc. (a)(c)	1,700	47,379
Cross Country Healthcare, Inc. (a)	800	10,144
CTPartners Executive Search, Inc. (a)	200	272
Deluxe Corp.	300	18,600
Ennis, Inc.	1,300	24,167
GP Strategies Corp. (a)	100	3,324
H&R Block, Inc.	1,600	47,440
Hackett Group, Inc.	600	8,058
Heidrick & Struggles International, Inc.	200	5,216
Hill International, Inc. (a)	600	3,156
Information Services Group, Inc.	200	956
Insperity, Inc. (c)	7,600	386,840
KAR Auction Services, Inc.	37,300	1,395,020
Korn/Ferry International	2,000	69,540
LifeLock, Inc. (a)	1,800	29,520
Manpowergroup, Inc. (c)	300	26,814
Multi-Color Corp.	100	6,388
Navigant Consulting, Inc. (a)	9,700	144,239
PRGX Global, Inc. (a)	5,000	21,950
Quad/Graphics, Inc.	13,000	240,630
Resources Connection, Inc.	100	1,609
RPX Corp. (a)	13,300	224,770
RR Donnelley & Sons Co.	2,900	50,547
ServiceMaster Global Holdings, Inc. (a)(c)	43,900	1,587,863
SP Plus Corp. (a)	400	10,444
Towers Watson & Co. Class A	1,600	201,280

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
TriNet Group, Inc. (a)	1,229	$31,155
TrueBlue, Inc. (a)(c)	1,500	44,850
Viad Corp.	200	5,422

		5,104,320

Construction Materials — 0.0%
Advanced Drainage Systems, Inc.	200	5,866
Apogee Enterprises, Inc.	4,100	215,824
Continental Building Products, Inc. (a)(c)	12,300	260,637
Headwaters, Inc. (a)(c)	6,300	114,786
Patrick Industries, Inc. (a)	3,150	119,858
US Concrete, Inc. (a)	5,000	189,450

		906,421

Consumer Products — 0.9%
Boston Beer Co., Inc. (The) Class A (a)	400	92,796
Boulder Brands, Inc. (a)	2,500	17,350
Cal-Maine Foods, Inc.	2,400	125,280
Central Garden and Pet Co. Class A (a)	2,200	25,102
Coca-Cola Enterprises, Inc. (c)	800	34,752
Constellation Brands, Inc. Class A	16,300	1,891,126
Coty, Inc. Class A (c)	61,400	1,962,958
Diamond Foods, Inc. (a)	400	12,552
Female Health Co. (a)	200	360
Helen of Troy Ltd. (a)	1,000	97,490
Herbalife Ltd. (a)	100	5,509
Hershey Co.	10,400	923,832
Inventure Foods, Inc. (a)(c)	1,600	16,240
John B. Sanfilippo & Son, Inc.	2,200	114,180
Kraft Foods Group, Inc. (c)	65,400	5,568,156
Mead Johnson Nutrition Co. (d)	34,274	3,092,200
Molson Coors Brewing Co. Class B	14,675	1,024,462
Mondelez International, Inc. Class A (c)	7,444	306,246
Nu Skin Enterprises, Inc.	2,300	108,399
Orchids Paper Products Co.	1,000	24,070
Philip Morris International, Inc.	1,800	144,306
Pilgrim’s Pride Corp. (c)	21,400	491,558
Post Holdings, Inc. (a)	1,600	86,288
Revlon, Inc. Class A (a)	100	3,671
Vector Group Ltd.	18,250	428,145
Wausau Paper Corp.	100	918

		16,597,946

Consumer Services — 0.1%
Aaron’s, Inc.	14,800	535,908
American Public Education, Inc. (a)(c)	3,300	84,876
Apollo Education Group, Inc. (a)	39,100	503,608
Bridgepoint Education, Inc. (a)	3,500	33,460
Capella Education Co.	3,100	166,377
Career Education Corp. (a)	1,900	6,270
Carriage Services, Inc.	2,800	66,864
DeVry Education Group, Inc.	9,000	269,820
ITT Educational Services, Inc. (a)	400	1,588
K12, Inc. (a)	1,000	12,650
Medifast, Inc. (a)	900	29,088
Nutrisystem, Inc.	900	22,392
Rent-A-Center, Inc.	17,700	501,795
Universal Technical Institute, Inc.	3,200	27,520

		2,262,216

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Containers & Packaging — 0.3%
3M Co.	200	$30,860
Berry Plastics Group, Inc. (a)(c)	72,900	2,361,960
Graphic Packaging Holding Co. (c)	6,500	90,545
International Paper Co.	700	33,313
Myers Industries, Inc.	300	5,700
Owens-Illinois, Inc. (a)(c)	45,900	1,052,946
Rock-Tenn Co. Class A	47,700	2,871,540
Sealed Air Corp.	1,900	97,622
ZAGG, Inc. (a)	1,700	13,464

		6,557,950

Design Manufacturing & Distribution — 0.1%
Anixter International, Inc. (a)	500	32,575
Arrow Electronics, Inc. (a)	800	44,640
Avnet, Inc.	900	36,999
Benchmark Electronics, Inc. (a)	3,300	71,874
Flextronics International Ltd. (a)	81,300	919,503
Plexus Corp. (a)	1,100	48,268
Sanmina Corp. (a)(c)	3,200	64,512

		1,218,371

Distributors - Consumer Staples — 0.0%
Andersons, Inc.	4,100	159,900

Distributors - Discretionary — 0.0%
Bassett Furniture Industries, Inc.	100	2,841
ePlus, Inc. (a)	500	38,325
Ingram Micro, Inc. Class A (a)	13,400	335,402
Insight Enterprises, Inc. (a)	1,200	35,892
ScanSource, Inc. (a)	200	7,612
Speed Commerce, Inc. (a)	9,800	2,744
		422,816
Electrical Equipment — 0.6%
Acuity Brands, Inc.	2,300	413,954
Allegion PLC	37,304	2,243,463
Argan, Inc.	600	24,198
BWX Technologies, Inc.	9,700	318,160
Checkpoint Systems, Inc.	6,500	66,170
Eaton Corp. PLC	9,900	668,151
General Electric Co.	6,014	159,792
Global Power Equipment Group, Inc.	200	1,552
Houston Wire & Cable Co.	7,700	76,384
Ingersoll-Rand PLC (b)	105,613	7,120,428
Itron, Inc. (a)	700	24,108
Keysight Technologies, Inc. (a)	1,600	49,904
OSI Systems, Inc. (a)	300	21,237
Trimble Navigation Ltd. (a)	1,600	37,536

		11,225,037

Engineering & Construction Services — 0.3%
AECOM Technology Corp. (a)(c)	20	662
Comfort Systems USA, Inc.	9,400	215,730
Dycom Industries, Inc. (a)	6,700	394,295
Fluor Corp. (c)	36,400	1,929,564
Great Lakes Dredge & Dock Corp. (a)	100	596
Jacobs Engineering Group, Inc. (a)(c)	18,600	755,532
Layne Christensen Co. (a)	500	4,475
MasTec, Inc. (a)	20,400	405,348
Mistras Group, Inc. (a)	100	1,898
MYR Group, Inc. (a)	4,800	148,608

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Orion Marine Group, Inc. (a)(c)	4,800	$34,656
Quanta Services, Inc. (a)(c)	75,700	2,181,674
Team, Inc. (a)	1,200	48,300
TRC Cos., Inc. (a)	100	1,015
Tutor Perini Corp. (a)	3,100	66,898
Willbros Group, Inc. (a)	700	896

		6,190,147

Forest & Paper Products — 0.0%
Domtar Corp.	7,900	327,060
Mercer International, Inc. (a)(c)	14,800	202,464

		529,524

Gaming, Lodging & Restaurants — 0.6%
BJ’s Restaurants, Inc. (a)	7,400	358,530
Bloomin’ Brands, Inc. (c)	8,500	181,475
Bravo Brio Restaurant Group, Inc. (a)(c)	6,000	81,300
Buffalo Wild Wings, Inc. (a)(c)	5,300	830,457
Caesars Acquisition Co. Class A (a)	500	3,440
Carnival Corp.	2,700	133,353
Chipotle Mexican Grill, Inc. (a)(c)	100	60,499
Choice Hotels International, Inc.	400	21,700
Churchill Downs, Inc. (c)	2,600	325,130
Cracker Barrel Old Country Store, Inc. (c)	4,800	715,968
Dave & Buster’s Entertainment, Inc. (a)	9,900	357,291
Del Frisco’s Restaurant Group, Inc. (a)	1,200	22,356
Denny’s Corp. (a)(c)	31,100	361,071
Diamond Resorts International, Inc. (a)	1,800	56,790
Domino’s Pizza, Inc. (c)	19,600	2,222,640
Famous Dave’s of America, Inc. (a)	200	4,010
Habit Restaurants, Inc. (The) Class A (a)	100	3,129
Hilton Worldwide Holdings, Inc. (a)	2,900	79,895
Hyatt Hotels Corp. Class A (a)(c)	12,700	719,963
International Game Technology PLC (a)	19,100	339,216
Isle of Capri Casinos, Inc. (a)(c)	21,800	395,670
La Quinta Holdings, Inc. (a)	20,500	468,425
Nathan’s Famous, Inc.	200	7,412
Papa John’s International, Inc.	1,000	75,610
Papa Murphy’s Holdings, Inc. (a)	3,000	62,160
Penn National Gaming, Inc. (a)(c)	41,900	768,865
Popeyes Louisiana Kitchen, Inc. (a)	6,400	383,936
Potbelly Corp. (a)	1,400	17,150
Red Robin Gourmet Burgers, Inc. (a)(c)	1,200	102,984
Ruth’s Hospitality Group, Inc. (c)	2,000	32,240
Starwood Hotels & Resorts Worldwide, Inc.	18,956	1,537,142
Wendy’s Co.	100	1,128
Zoe’s Kitchen, Inc. (a)	1,100	45,034

		10,775,969

Hardware — 1.3%
Apple, Inc. (c)	146,768	18,408,377
CommScope Holding Co., Inc. (a)(c)	30,900	942,759
Comtech Telecommunications Corp. (c)	1,500	43,575
Corning, Inc.	36,600	722,118
Cray, Inc. (a)	1,900	56,069
Daktronics, Inc.	900	10,674
Datalink Corp. (a)	2,000	17,880
Dolby Laboratories, Inc. Class A (c)	21,400	849,152
Dot Hill Systems Corp. (a)	16,400	100,368
DTS, Inc. (a)	1,100	33,539
Emcore Corp. (a)	23,800	143,276
F5 Networks, Inc. (a)(c)	10,200	1,227,570

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
FLIR Systems, Inc.	3,900	$120,198
Gigamon, Inc. (a)	1,500	49,485
Harmonic, Inc. (a)	1,000	6,830
Hewlett-Packard Co.	8,000	240,080
Hutchinson Technology, Inc. (a)	5,200	8,892
Imation Corp. (a)	900	3,654
Immersion Corp. (a)	4,300	54,481
Imprivata, Inc. (a)	2,100	34,356
Juniper Networks, Inc.	15,700	407,729
KVH Industries, Inc. (a)	600	8,070
Mercury Systems, Inc. (a)	4,400	64,416
Mitel Networks Corp. (a)	422	3,726
Multi-Fineline Electronix, Inc. (a)	1,000	21,860
NETGEAR, Inc. (a)	1,600	48,032
Netscout Systems, Inc. (a)	400	14,668
Pitney Bowes, Inc.	700	14,567
Quantum Corp. (a)	700	1,176
Rovi Corp. (a)	10,900	173,855
Seagate Technology PLC	6,500	308,750
ShoreTel, Inc. (a)	13,400	90,852
Skullcandy, Inc. (a)	500	3,835
Super Micro Computer, Inc. (a)	900	26,622
Telenav, Inc. (a)(c)	2,600	20,930
TiVo, Inc. (a)	6,500	65,910
TTM Technologies, Inc. (a)	21,900	218,781
ViaSat, Inc. (a)	500	30,130
Vicor Corp. (a)	500	6,095
Vishay Precision Group, Inc. (a)	2,300	34,638
Vocera Communications, Inc. (a)	700	8,015
VOXX International Corp. (a)(c)	1,800	14,904
Western Digital Corp. (c)	6,300	494,046

		25,154,940

Health Care Facilities/Services — 2.0%
Addus HomeCare Corp. (a)	1,900	52,934
Aetna, Inc. (c)(d)	71,630	9,129,960
Almost Family, Inc. (a)	2,000	79,820
Amedisys, Inc. (a)(c)	6,200	246,326
Bio-Reference Laboratories, Inc. (a)	300	12,375
Brookdale Senior Living, Inc. (a)(c)(d)	172,440	5,983,668
Capital Senior Living Corp. (a)	1,900	46,550
Cigna Corp. (c)(d)	17,960	2,909,520
Digirad Corp. (c)	1,900	8,246
Ensign Group, Inc.	300	15,318
Envision Healthcare Holdings, Inc. (a)(c)	22,800	900,144
Five Star Quality Care, Inc. (a)	4,100	19,680
Genesis Healthcare, Inc. (a)	200	1,320
HCA Holdings, Inc. (a)(c)(d)	118,929	10,789,239
Health Net, Inc. (a)	11,400	730,968
Healthways, Inc. (a)	11,200	134,176
Humana, Inc.	2,800	535,584
, Inc. Research Holdings, Inc. Class A (a)	1,200	48,144
IPC The Hospitalist Co., Inc. (a)	1,000	55,390
Laboratory Corp. of America Holdings (a)(b)(d)	21,580	2,615,927
LifePoint Hospitals, Inc. (a)	200	17,390
Molina Healthcare, Inc. (a)	4,100	288,230
Patterson Cos., Inc.	12,000	583,800
PharMerica Corp. (a)	1,600	53,280
Premier, Inc. Class A (a)	900	34,614
Providence Service Corp. (a)	200	8,856
Quintiles Transnational Holdings, Inc. (a)(d)	32,172	2,336,009
RadNet, Inc. (a)(c)	7,800	52,182

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Select Medical Holdings Corp.	300	$4,860
Surgical Care Affiliates, Inc. (a)	1,700	65,246
Team Health Holdings, Inc. (a)	600	39,198
Universal American Corp. (a)	6,000	60,720
US Physical Therapy, Inc.	400	21,904
WellCare Health Plans, Inc. (a)(c)	1,100	93,313

		37,974,891

Home & Office Products — 0.1%
American Woodmark Corp. (a)(c)	5,700	312,645
Armstrong World Industries, Inc. (a)	2,200	117,216
Blount International, Inc. (a)	4,000	43,680
Cenveo, Inc. (a)	500	1,060
Griffon Corp.	100	1,592
Herman Miller, Inc.	400	11,572
Hooker Furniture Corp.	1,400	35,154
Interface, Inc.	2,700	67,635
iRobot Corp. (a)	900	28,692
Kimball International, Inc. Class B	5,400	65,664
Knoll, Inc.	1,300	32,539
Libbey, Inc.	3,700	152,921
NACCO Industries, Inc. Class A	100	6,076
PGT, Inc. (a)	600	8,706
Quanex Building Products Corp.	400	8,572
Ryland Group, Inc.	500	23,185
Tempur Sealy International, Inc. (a)	867	57,135
WCI Communities, Inc. (a)	100	2,439

		976,483

Industrial Services — 0.2%
Electro Rent Corp.	3,100	33,666
Furmanite Corp. (a)(c)	2,300	18,676
HD Supply Holdings, Inc. (a)(c)	101,000	3,553,180
Titan Machinery, Inc. (a)	600	8,838
WESCO International, Inc. (a)(c)	4,600	315,744
WW Grainger, Inc.	566	133,944

		4,064,048

Institutional Financial Service — 0.2%
BGC Partners, Inc. Class A	1,700	14,875
Cowen Group, Inc. Class A (a)	32,700	209,280
FBR & Co. (a)	100	2,314
Gain Capital Holdings, Inc.	2,900	27,724
INTL. FCStone, Inc. (a)	5,500	182,820
Investment Technology Group, Inc.	2,600	64,480
KCG Holdings, Inc. Class A (a)	16,500	203,445
LPL Financial Holdings, Inc.	900	41,841
Moelis & Co. Class A (c)	36,841	1,057,705
NASDAQ OMX Group, Inc. (The)	100	4,881
Northern Trust Corp. (c)	19,723	1,508,021

		3,317,386

Insurance — 1.1%
Aflac, Inc.	1,100	68,420
Allied World Assurance Co. Holdings AG	2,400	103,728
Allstate Corp.	2,100	136,227
American Financial Group, Inc.	100	6,504
American International Group, Inc. (c)	88,035	5,442,324
American National Insurance Co.	200	20,464
AMERISAFE, Inc.	100	4,706
Assured Guaranty Ltd.	120,440	2,889,356

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Axis Capital Holdings Ltd.	51,300	$2,737,881
Citizens, Inc. (a)	200	1,492
eHealth, Inc. (a)	100	1,269
Employers Holdings, Inc. (c)	7,000	159,460
Endurance Specialty Holdings Ltd.	100	6,570
Fidelity & Guaranty Life	2,600	61,438
Genworth Financial, Inc. Class A (a)(c)	32,100	242,997
Greenlight Capital Re Ltd. A Shares (a)	900	26,253
Hartford Financial Services Group, Inc. (c)	35,283	1,466,714
Heritage Insurance Holdings, Inc. (a)	9,100	209,209
Horace Mann Educators Corp.	400	14,552
Lincoln National Corp.	1,800	106,596
Maiden Holdings Ltd.	3,100	48,918
NMI Holdings, Inc. Class A (a)	300	2,406
OneBeacon Insurance Group Ltd. Class A	7,100	103,021
PartnerRe Ltd. (a)	30,930	3,974,505
Primerica, Inc.	6,000	274,140
Principal Financial Group, Inc. (c)	37,604	1,928,709
Prudential Financial, Inc. (c)	9,742	852,620
Safety Insurance Group, Inc.	100	5,771
Selective Insurance Group, Inc. (c)	1,500	42,075
State Auto Financial Corp.	582	13,939
Symetra Financial Corp.	800	19,336
Third Point Reinsurance Ltd. (a)	7,000	103,250
Universal Insurance Holdings, Inc.	1,300	31,460
Unum Group	3,294	117,760
Voya Financial, Inc.	1,800	83,646
Willis Group Holdings PLC	200	9,380

		21,317,096

Iron & Steel — 0.1%
Carpenter Technology Corp.	300	11,604
Nucor Corp.	13,400	590,538
Reliance Steel & Aluminum Co.	1,500	90,720
Ryerson Holding Corp. (a)	200	1,820
Steel Dynamics, Inc.	5,400	111,861
SunCoke Energy, Inc.	10,200	132,600
Worthington Industries, Inc.	2,000	60,120

		999,263

Leisure Products — 0.0%
Black Diamond, Inc. (a)	500	4,620
Drew Industries, Inc.	100	5,802
Fox Factory Holding Corp. (a)	200	3,216
JAKKS Pacific, Inc. (a)	6,200	61,318
LeapFrog Enterprises, Inc. (a)	7,800	10,920
Malibu Boats, Inc. (a)	600	12,054
Nautilus, Inc. (a)	2,300	49,473

		147,403

Machinery — 0.1%
Alamo Group, Inc.	100	5,464
Altra Industrial Motion Corp.	600	16,308
China Yuchai International Ltd.	3,100	51,925
CIRCOR International, Inc.	4,400	239,932
Crane Co.	1,000	58,730
Curtiss-Wright Corp.	900	65,196
Federal Signal Corp.	4,100	61,131
Flowserve Corp.	5,300	279,098
Graham Corp.	400	8,196
Hyster-Yale Materials Handling, Inc.	400	27,712
Intevac, Inc. (a)(c)	1,000	5,850

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
ITT Corp.	700	$29,288
John Bean Technologies Corp.	1,600	60,144
Joy Global, Inc.	18,900	684,180
Kadant, Inc.	1,900	89,680
MSA Safety, Inc.	300	14,553
Raven Industries, Inc.	900	18,297
Rexnord Corp. (a)	400	9,564
Rofin-Sinar Technologies, Inc. (a)(c)	3,300	91,080
Terex Corp.	1,700	39,525
Titan International, Inc.	1,900	20,406
Xerium Technologies, Inc. (a)	1,700	30,940

		1,907,199

Manufactured Goods — 0.1%
Aegion Corp. (a)(c)	4,300	81,442
AZZ, Inc.	1,000	51,800
Chart Industries, Inc. (a)(c)	10,200	364,650
Dynamic Materials Corp.	1,600	17,600
Gibraltar Industries, Inc. (a)	200	4,074
Global Brass & Copper Holdings, Inc.	4,200	71,442
LB Foster Co. Class A	800	27,688
RTI International Metals, Inc. (a)	3,000	94,560
Timken Co.	6,600	241,362

		954,618

Media — 3.2%
A H Belo Corp. Class A	1,100	6,160
Autobytel, Inc. (a)	1,700	27,183
Bankrate, Inc. (a)	3,900	40,911
Blucora, Inc. (a)	6,100	98,515
Boingo Wireless, Inc. (a)	9,000	74,340
Charter Communications, Inc. Class A (a)(c)	29,500	5,051,875
Clear Channel Outdoor Holdings, Inc. Class A	12,700	128,651
Covisint Corp. (a)	365	1,194
DHI Group, Inc. (a)(c)	9,200	81,788
DIRECTV (a)	1,200	111,348
Discovery Communications, Inc. Class A (a)(b)	135,231	4,497,783
DISH Network Corp. Class A (a)(c)	55,800	3,778,218
EchoStar Corp. Class A (a)(c)	900	43,812
Entercom Communications Corp. Class A (a)	300	3,426
Entravision Communications Corp. Class A	300	2,469
Eros International PLC (a)	3,200	80,384
Everyday Health, Inc. (a)	1,600	20,448
EW Scripps Co. Class A	3,364	76,867
Expedia, Inc.	1,000	109,350
Facebook, Inc. Class A (a)(c)	79,776	6,841,989
Google, Inc. Class A (a)	151	81,546
Google, Inc. Class C (a)(c)	624	324,798
Gray Television, Inc. (a)	6,100	95,648
GrubHub, Inc. (a)	200	6,814
Harte-Hanks, Inc. (c)	4,500	26,820
HealthStream, Inc. (a)	300	9,126
Houghton Mifflin Harcourt Co. (a)(c)	13,500	340,200
IAC/InterActiveCorp (c)	11,100	884,226
Interpublic Group of Cos., Inc.	9,900	190,773
John Wiley & Sons, Inc. Class A	1,000	54,370
Lee Enterprises, Inc. (a)	600	1,998
Liberty Media Corp. (a)	33	1,189
Liberty TripAdvisor Holdings, Inc. Class A (a)	400	12,888
Liberty Ventures (a)	100	3,927
Martha Stewart Living Omnimedia, Inc. Class A (a)	200	1,248
McClatchy Co. Class A (a)	200	216

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
MDC Partners, Inc. Class A	1,000	$19,700
National CineMedia, Inc.	9,300	148,428
News Corp. Class A (a)	58,700	856,433
Nexstar Broadcasting Group, Inc. Class A (c)	7,100	397,600
Omnicom Group, Inc.	200	13,898
QuinStreet, Inc. (a)	100	645
RealD, Inc. (a)	600	7,398
RetailMeNot, Inc. (a)	6,600	117,678
Rubicon Project, Inc. (a)	200	2,992
Shutterfly, Inc. (a)	4,400	210,364
Starz (a)(c)	6,600	295,152
TechTarget, Inc. (a)(c)	3,000	26,790
Time Warner Cable, Inc. (b)(c)	114,119	20,332,582
Townsquare Media, Inc. Class A (a)	100	1,358
Travelzoo, Inc. (a)	900	10,152
Tribune Media Co.	260	13,881
Tribune Publishing Co.	800	12,432
TripAdvisor, Inc. (a)	4,900	426,986
Twenty-First Century Fox, Inc. Class A (b)(c)	240,662	7,832,345
VeriSign, Inc. (a)(c)	2,800	172,816
Walt Disney Co. (c)	2,314	264,120
WebMD Health Corp. (a)(c)	3,500	154,980
XO Group, Inc. (a)	3,900	63,765
Yahoo!, Inc. (a)	134,982	5,303,443
YuMe, Inc. (a)	500	2,710

		59,801,146

Medical Equipment/Devices — 2.1%
Abbott Laboratories (c)(d)	112,770	5,534,752
ABIOMED, Inc. (a)	1,500	98,595
Accuray, Inc. (a)	300	2,022
Affymetrix, Inc. (a)	28,600	312,312
Agilent Technologies, Inc. (c)	128,900	4,972,962
Alere, Inc. (a)	5,800	305,950
Align Technology, Inc. (a)	6,600	413,886
AngioDynamics, Inc. (a)	5,200	85,280
Bio-Rad Laboratories, Inc. Class A (a)(c)	2,300	346,403
Bruker Corp. (a)	4,500	91,845
Catalent, Inc. (a)	1,500	43,995
CONMED Corp.	700	40,789
CR Bard, Inc. (c)(d)	30,490	5,204,643
CryoLife, Inc.	3,700	41,736
Cutera, Inc. (a)	1,800	27,864
Cyberonics, Inc. (a)(c)	6,200	368,652
Danaher Corp. (d)	68,240	5,840,662
Edwards Lifesciences Corp. (a)(c)(d)	75,440	10,744,919
Endologix, Inc. (a)	1,700	26,078
Exactech, Inc. (a)	800	16,664
GenMark Diagnostics, Inc. (a)	1,400	12,684
Genomic Health, Inc. (a)(c)	400	11,116
Globus Medical, Inc. (a)	2,000	51,340
Harvard Bioscience, Inc. (a)	200	1,140
HeartWare International, Inc. (a)	3,500	254,415
Hologic, Inc. (a)	5,300	201,718
ICU Medical, Inc. (a)	1,100	105,226
Inogen, Inc. (a)	2,900	129,340
Integra LifeSciences Holdings Corp. (a)	500	33,685
Luminex Corp. (a)(c)	6,600	113,916
Meridian Bioscience, Inc.	600	11,184
Merit Medical Systems, Inc. (a)	8,400	180,936
MiMedx Group, Inc. (a)	1,200	13,908
Natus Medical, Inc. (a)	200	8,512

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
NuVasive, Inc. (a)	13,300	$630,154
NxStage Medical, Inc. (a)	4,600	65,711
Ocular Therapeutix, Inc. (a)	100	2,103
OraSure Technologies, Inc. (a)	5,000	26,950
Orthofix International NV (a)	400	13,248
Quidel Corp. (a)	2,000	45,900
ResMed, Inc.	200	11,274
RTI Surgical, Inc. (a)	11,400	73,644
Sequenom, Inc. (a)	2,300	6,992
SurModics, Inc. (a)	2,700	63,234
T2 Biosystems, Inc. (a)	100	1,623
Thermo Fisher Scientific, Inc. (d)	11,520	1,494,835
Thoratec Corp. (a)	900	40,113
Tornier NV (a)	7,600	189,924
Varian Medical Systems, Inc. (a)(d)	3,200	269,856
Vascular Solutions, Inc. (a)	300	10,416
VWR Corp. (a)	200	5,346
Wright Medical Group, Inc. (a)(c)	38,800	1,018,888
Zeltiq Aesthetics, Inc. (a)(c)	7,400	218,078
Zimmer Holdings, Inc. (c)	4,800	524,304

		40,361,722

Metals & Mining — 0.0%
Alcoa, Inc.	2,100	23,415
Century Aluminum Co. (a)	15,600	162,708
Encore Wire Corp.	2,000	88,580
Noranda Aluminum Holding Corp.	1,500	1,275
Stillwater Mining Co. (a)	10,100	117,059

		393,037

Oil, Gas & Coal — 2.1%
Anadarko Petroleum Corp.	474	37,000
Baker Hughes, Inc. (c)	278,299	17,171,048
Cameron International Corp. (a)(c)	39,400	2,063,378
Chevron Corp.	3,200	308,704
Cimarex Energy Co.	1,200	132,372
Concho Resources, Inc. (a)	1,400	159,404
Dawson Geophysical Co. (a)	2,340	10,998
Diamondback Energy, Inc. (a)	2,100	158,298
Dril-Quip, Inc. (a)(c)	7,000	526,750
Energen Corp.	200	13,660
Energy Transfer Equity LP	1,139	73,090
EOG Resources, Inc.	900	78,795
Evolution Petroleum Corp. (c)	1,200	7,908
Exterran Holdings, Inc.	400	13,060
FMC Technologies, Inc. (a)(c)	29,700	1,232,253
Forum Energy Technologies, Inc. (a)	1,800	36,504
Frank’s International NV	200	3,768
Geospace Technologies Corp. (a)	200	4,610
Gulf Island Fabrication, Inc.	2,000	22,340
Gulfport Energy Corp. (a)(c)	27,100	1,090,775
Hallador Energy Co.	600	5,004
Halliburton Co. (c)	116,300	5,009,041
Helix Energy Solutions Group, Inc. (a)(c)	16,800	212,184
Hess Corp.	2,700	180,576
HollyFrontier Corp.	2,200	93,918
Marathon Petroleum Corp.	2,000	104,620
Matrix Service Co. (a)	5,000	91,400
McDermott International, Inc. (a)	2,800	14,952
Mitcham Industries, Inc. (a)	200	838
MRC Global, Inc. (a)	37,700	582,088
Murphy Oil Corp.	31,000	1,288,670

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Murphy USA, Inc. (a)	300	$16,746
National Oilwell Varco, Inc. (c)	11,000	531,080
Natural Gas Services Group, Inc. (a)	1,200	27,384
Newfield Exploration Co. (a)(c)	27,100	978,852
Newpark Resources, Inc. (a)	8,200	66,666
Noble Corp. PLC	500	7,695
Noble Energy, Inc.	200	8,536
NOW, Inc. (a)	7,000	139,370
Oceaneering International, Inc.	2,700	125,793
Oil States International, Inc. (a)(c)	17,900	666,417
Parker Drilling Co. (a)	100	332
Peabody Energy Corp.	10,500	22,995
Penn Virginia Corp. (a)	6,600	28,908
Phillips 66	301	24,249
Pioneer Energy Services Corp. (a)	4,400	27,896
Pioneer Natural Resources Co.	60	8,321
QEP Resources, Inc. (c)	27,500	509,025
Rosetta Resources, Inc. (a)	2,800	64,792
Rowan Cos. PLC Class A	7,200	151,992
RSP Permian, Inc. (a)	7,800	219,258
Southwestern Energy Co. (a)(c)	100,900	2,293,457
Spectra Energy Corp.	500	16,300
Superior Energy Services, Inc.	100	2,104
Tesco Corp.	2,400	26,160
Thermon Group Holdings, Inc. (a)	700	16,849
TransAtlantic Petroleum Ltd. (a)	300	1,533
Unit Corp. (a)	6,200	168,144
VAALCO Energy, Inc. (a)	2,600	5,564
Weatherford International PLC (a)	69,200	849,084
Whiting Petroleum Corp. (a)	353	11,861
Williams Cos., Inc. (c)	18,600	1,067,454
WPX Energy, Inc. (a)	1,900	23,332

		38,836,155

Passenger Transportation — 0.1%
Alaska Air Group, Inc.	400	25,772
Allegiant Travel Co.	200	35,576
Delta Air Lines, Inc. (c)	400	16,432
Era Group, Inc. (a)	700	14,336
Hawaiian Holdings, Inc. (a)(c)	29,600	703,000
JetBlue Airways Corp. (a)	4,100	85,116
Spirit Airlines, Inc. (a)(c)	4,900	304,290
Virgin America, Inc. (a)	10,000	274,800

		1,459,322

Real Estate — 2.3%
Agree Realty Corp.	2,500	72,925
American Realty Capital Properties, Inc.	283,385	2,303,920
American Residential Properties, Inc. (a)(c)	4,600	85,100
American Tower Corp. (c)	10,671	995,498
Armada Hoffler Properties, Inc. (c)	5,100	50,949
Ashford Hospitality Prime, Inc.	800	12,016
Ashford Hospitality Trust, Inc. (c)	199,035	1,683,836
CBRE Group, Inc. (a)(c)	45,100	1,668,700
Cedar Realty Trust, Inc.	2,900	18,560
Chambers Street Properties	200	1,590
Crown Castle International Corp.	14,700	1,180,410
Equinix, Inc.	3,373	856,742
Equity Commonwealth (a)	10,200	261,834
FelCor Lodging Trust, Inc.	49,500	489,060
Forest City Enterprises, Inc. Class A (a)(c)	105,017	2,320,876
Getty Realty Corp.	500	8,180

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Gladstone Commercial Corp.	4,700	$77,832
Independence Realty Trust, Inc.	100	753
Inland Real Estate Corp.	100	942
iStar Financial, Inc. (a)(c)	15,700	209,124
Kennedy-Wilson Holdings, Inc. (c)	97,488	2,397,230
Lamar Advertising Co. Class A (c)	323,024	18,567,420
Marcus & Millichap, Inc. (a)	1,700	78,438
Monmouth Real Estate Investment Corp. Class A	4,900	47,628
New York REIT, Inc. (c)	337,958	3,362,682
NorthStar Realty Finance Corp.	83,066	1,320,749
Rayonier, Inc.	700	17,885
Realogy Holdings Corp. (a)(b)(c)	102,217	4,775,578
Rouse Properties, Inc.	2,100	34,335
Saul Centers, Inc.	100	4,919
Select Income REIT	700	14,448
Silver Bay Realty Trust Corp.	2,700	43,983
Urstadt Biddle Properties, Inc. Class A	1,900	35,492
Whitestone REIT	500	6,510
Winthrop Realty Trust	1,900	28,785

		43,034,929

Recreation Facilities & Services — 0.1%
Carmike Cinemas, Inc. (a)	400	10,616
ClubCorp Holdings, Inc. (c)	11,000	262,680
International Speedway Corp. Class A	1,100	40,337
Intrawest Resorts Holdings, Inc. (a)	9,000	104,580
Live Nation Entertainment, Inc. (a)	8,700	239,163
Madison Square Garden Co. Class A (a)	4,400	367,356
Marcus Corp.	1,000	19,180
RCI Hospitality Holdings, Inc. (a)	200	2,380
Regal Entertainment Group Class A	13,700	286,467
Six Flags Entertainment Corp.	10,700	479,895
Speedway Motorsports, Inc.	1,600	36,240
Steiner Leisure Ltd. (a)	1,800	96,804
Town Sports International Holdings, Inc.	900	2,610

		1,948,308

Renewable Energy — 0.1%
Advanced Energy Industries, Inc. (a)	200	5,498
Ameresco, Inc. Class A (a)	300	2,295
Broadwind Energy, Inc. (a)	200	848
First Solar, Inc. (a)(c)	32,200	1,512,756
Renewable Energy Group, Inc. (a)	17,600	203,456
REX American Resources Corp. (a)(c)	1,300	82,732

		1,807,585

Retail - Consumer Staples — 0.5%
CVS Health Corp. (c)	3,919	411,025
Dollar General Corp.	912	70,899
Fred’s, Inc. Class A	300	5,787
Ingles Markets, Inc. Class A	400	19,108
Kroger Co.	3,300	239,283
Rite Aid Corp. (a)(c)(d)	814,850	6,803,997
Smart & Final Stores, Inc. (a)	4,400	78,628
SpartanNash Co.	200	6,508
Sprouts Farmers Market, Inc. (a)	700	18,886
SUPERVALU, Inc. (a)(c)	88,700	717,583
TravelCenters of America LLC (a)	6,700	99,495

		8,471,199

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Retail Discretionary — 1.4%
1-800-Flowers.com, Inc. Class A (a)	8,300	$86,818
Amazon.com, Inc. (a)	1,800	781,362
Asbury Automotive Group, Inc. (a)(c)	2,100	190,302
Ascena Retail Group, Inc. (a)	4,800	79,944
Barnes & Noble, Inc. (a)	1,100	28,556
Beacon Roofing Supply, Inc. (a)	4,600	152,812
Best Buy Co., Inc.	7,100	231,531
Big 5 Sporting Goods Corp.	4,900	69,629
Burlington Stores, Inc. (a)(c)	400	20,480
Caleres, Inc.	2,500	79,450
Citi Trends, Inc. (a)(c)	4,800	116,160
Conn’s, Inc. (a)	300	11,910
Copart, Inc. (a)	3,100	109,988
Destination Maternity Corp.	200	2,332
Destination XL Group, Inc. (a)	600	3,006
EVINE Live, Inc. (a)	1,200	3,228
Express, Inc. (a)	19,000	344,090
Ezcorp, Inc. Class A (a)	2,100	15,603
First Cash Financial Services, Inc. (a)	1,800	82,062
GameStop Corp. Class A	2,900	124,584
GNC Holdings, Inc. Class A (c)	1,951	86,780
Haverty Furniture Cos., Inc.	200	4,324
Hertz Global Holdings, Inc. (a)	324,007	5,871,007
hhgregg, Inc. (a)	100	334
Hibbett Sports, Inc. (a)	3,700	172,346
Home Depot, Inc.	6,300	700,119
JC Penney Co., Inc. (a)	3,100	26,257
Kirkland’s, Inc.	6,000	167,220
Kohl’s Corp.	100	6,261
L Brands, Inc. (c)	58,200	4,989,486
Lands’ End, Inc. (a)	2,600	64,558
Liberty Interactive Corp. Class A (a)(c)	16,600	460,650
Liquidity Services, Inc. (a)	2,400	23,112
Lowe’s Cos., Inc.	1,305	87,396
Michaels Cos., Inc. (a)	700	18,837
Netflix, Inc. (a)(c)	7,700	5,058,438
New York & Co., Inc. (a)	400	1,072
Overstock.com, Inc. (a)(c)	4,000	90,160
Pacific Sunwear of California, Inc. (a)	100	114
Pep Boys-Manny Moe & Jack (a)	10,900	133,743
PetMed Express, Inc.	2,900	50,083
Sally Beauty Holdings, Inc. (a)	16,000	505,280
Sears Hometown and Outlet Stores, Inc. (a)	400	3,800
Shoe Carnival, Inc.	1,500	43,290
Sportsman’s Warehouse Holdings, Inc. (a)	400	4,548
Stein Mart, Inc.	8,900	93,183
Tiffany & Co.	500	45,900
Tilly’s, Inc. Class A (a)	1,400	13,538
Tuesday Morning Corp. (a)	1,600	18,024
Ulta Salon Cosmetics & Fragrance, Inc. (a)(c)	32,200	4,973,290
United Online, Inc. (a)(c)	3,100	48,577
Urban Outfitters, Inc. (a)(c)	4,800	168,000
Vera Bradley, Inc. (a)	900	10,143
Williams-Sonoma, Inc. (c)	890	73,220

		26,546,937

Semiconductors — 0.7%
Alpha & Omega Semiconductor Ltd. (a)	1,200	10,488
Altera Corp. (c)	20,600	1,054,720
Amkor Technology, Inc. (a)	13,100	78,338
Applied Materials, Inc.	52,900	1,016,738

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Axcelis Technologies, Inc. (a)	10,900	$32,264
Broadcom Corp. Class A	6,800	350,132
Cabot Microelectronics Corp. (a)	1,500	70,665
Cascade Microtech, Inc. (a)	400	6,090
CEVA, Inc. (a)(c)	900	17,487
Cirrus Logic, Inc. (a)	100	3,403
Coherent, Inc. (a)	200	12,696
Cohu, Inc.	6,100	80,703
Cree, Inc. (a)(c)	37,100	965,713
DSP Group, Inc. (a)	1,900	19,627
Electro Scientific Industries, Inc.	1,300	6,851
FormFactor, Inc. (a)	14,800	136,160
Freescale Semiconductor Ltd. (a)	32,700	1,307,019
GSI Technology, Inc. (a)	418	2,178
Integrated Device Technology, Inc. (a)	17,800	386,260
IXYS Corp.	6,500	99,450
Kemet Corp. (a)	2,500	7,200
KLA-Tencor Corp. (c)	56,000	3,147,760
Lattice Semiconductor Corp. (a)(c)	35,200	207,328
M/A-COM Technology Solutions Holdings, Inc. (a)	500	19,125
Marvell Technology Group Ltd.	86,100	1,135,228
MaxLinear, Inc. Class A (a)	12,560	151,976
Micron Technology, Inc. (a)(c)	142,851	2,691,313
MKS Instruments, Inc.	400	15,176
NeoPhotonics Corp. (a)	400	3,652
Newport Corp. (a)	100	1,896
Oclaro, Inc. (a)	2,300	5,198
ON Semiconductor Corp. (a)	7,300	85,337
Park Electrochemical Corp.	900	17,244
Pericom Semiconductor Corp. (c)	4,500	59,175
Photronics, Inc. (a)(c)	6,600	62,766
PMC - Sierra, Inc. (a)	500	4,280
Qualcomm, Inc.	1,889	118,308
Rambus, Inc. (a)	1,900	27,531
Rudolph Technologies, Inc. (a)(c)	3,800	45,638
SanDisk Corp.	2,400	139,728
Sigma Designs, Inc. (a)	2,700	32,211
Tessera Technologies, Inc.	2,200	83,556
Ultra Clean Holdings, Inc. (a)	3,500	21,805
Ultratech, Inc. (a)(c)	3,900	72,384
Vishay Intertechnology, Inc.	9,800	114,464
Xcerra Corp. (a)	1,700	12,869

		13,940,130

Software — 0.7%
2U, Inc. (a)	2,300	74,037
Activision Blizzard, Inc.	39,000	944,190
Acxiom Corp. (a)(c)	2,800	49,224
Agilysys, Inc. (a)	700	6,426
Allscripts Healthcare Solutions, Inc. (a)	3,800	51,984
Audience, Inc. (a)	100	489
Autodesk, Inc. (a)(c)	74,300	3,720,573
AVG Technologies NV (a)	3,800	103,398
Bazaarvoice, Inc. (a)	2,400	14,136
Cadence Design Systems, Inc. (a)	6,700	131,722
Calix, Inc. (a)	4,500	34,245
Carbonite, Inc. (a)	10,200	120,462
CDK Global, Inc.	883	47,664
CommVault Systems, Inc. (a)	5,800	245,978
Digi International, Inc. (a)	2,500	23,875
Ebix, Inc. (c)	1,000	32,610
Electronic Arts, Inc. (a)	11,600	771,400

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Five9, Inc. (a)	900	$4,707
HubSpot, Inc. (a)	1,000	49,580
Imperva, Inc. (a)	900	60,930
inContact, Inc. (a)	6,000	59,220
InnerWorkings, Inc. (a)	200	1,334
Inovalon Holdings, Inc. (a)	100	2,790
Intralinks Holdings, Inc. (a)	7,700	91,707
Jive Software, Inc. (a)	400	2,100
Limelight Networks, Inc. (a)	14,600	57,524
Lionbridge Technologies, Inc. (a)	800	4,936
Marketo, Inc. (a)	1,900	53,314
MedAssets, Inc. (a)	800	17,648
Mentor Graphics Corp.	600	15,858
Merge Healthcare, Inc. (a)	11,100	53,280
Microsoft Corp. (c)	2,047	90,375
MicroStrategy, Inc. Class A (a)	100	17,008
Model N, Inc. (a)	3,000	35,730
Monotype Imaging Holdings, Inc.	700	16,877
NeuStar, Inc. Class A (a)	400	11,684
New Relic, Inc. (a)	4,300	151,317
Nuance Communications, Inc. (a)	2,900	50,779
Palo Alto Networks, Inc. (a)	2,700	471,690
Paycom Software, Inc. (a)	800	27,320
PDF Solutions, Inc. (a)	200	3,200
Proofpoint, Inc. (a)	1,700	108,239
Q2 Holdings, Inc. (a)	200	5,650
QAD, Inc. Class A	2,900	76,647
Quality Systems, Inc. (c)	700	11,599
Rackspace Hosting, Inc. (a)	900	33,471
Rally Software Development Corp. (a)	100	1,945
RealNetworks, Inc. (a)	900	4,869
Seachange International, Inc. (a)	3,000	21,030
SS&C Technologies Holdings, Inc.	23,744	1,484,000
Support.com, Inc. (a)	1,400	1,974
Symantec Corp.	200	4,650
Tableau Software, Inc. Class A (a)	2,800	322,840
Take-Two Interactive Software, Inc. (a)	29,600	816,072
Veeva Systems, Inc. Class A (a)	3,100	86,893
VMware, Inc. Class A (a)(c)	37,200	3,189,528
Web.com Group, Inc. (a)(c)	6,800	164,696
Zendesk, Inc. (a)(c)	2,700	59,967

		14,117,391

Specialty Finance — 0.4%
AG Mortgage Investment Trust, Inc.	4,600	79,488
Aircastle Ltd.	3,300	74,811
American Capital Agency Corp. (c)	37,238	684,062
American Capital Mortgage Investment Corp. (c)	16,400	262,236
Apollo Commercial Real Estate Finance, Inc. (c)	10,100	165,943
Arbor Realty Trust, Inc.	21,500	145,340
Blackhawk Network Holdings, Inc. (a)	1,300	53,560
Blackstone Mortgage Trust, Inc. Class A	3,600	100,152
Capstead Mortgage Corp.	200	2,220
Cash America International, Inc.	300	7,857
Cherry Hill Mortgage Investment Corp.	1,000	16,220
CIT Group, Inc. (c)	4,725	219,665
Consumer Portfolio Services, Inc. (a)	1,000	6,250
CoreLogic, Inc. (a)	24,900	988,281
Dynex Capital, Inc.	16,300	124,206
Ellington Residential Mortgage REIT	2,200	31,416
Essent Group Ltd. (a)	16,400	448,540
Five Oaks Investment Corp.	2,800	23,380

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Flagstar Bancorp, Inc. (a)	600	$11,088
FNFV Group (a)	15,667	240,959
Global Cash Access Holdings, Inc. (a)(c)	6,000	46,440
Global Payments, Inc.	100	10,345
Green Dot Corp. Class A (a)	3,500	66,920
HFF, Inc. Class A	800	33,384
HomeStreet, Inc. (a)	800	18,256
McGrath RentCorp	300	9,129
Meta Financial Group, Inc.	1,300	55,796
MFA Financial, Inc.	69,800	515,822
New Residential Investment Corp.	14,500	220,980
Newcastle Investment Corp.	5,133	22,688
Nicholas Financial, Inc. (a)	900	11,448
On Deck Capital, Inc. (a)	254	2,941
PennyMac Financial Services, Inc. Class A (a)	600	10,872
PennyMac Mortgage Investment Trust	4,100	71,463
Regional Management Corp. (a)	700	12,502
Springleaf Holdings, Inc. (a)(c)	53,342	2,448,931
Two Harbors Investment Corp.	4,400	42,856
Walker & Dunlop, Inc. (a)	5,200	139,048
World Acceptance Corp. (a)	400	24,604
Xoom Corp. (a)	1,200	25,266
ZAIS Financial Corp.	700	11,319

		7,486,684

Technology Services — 0.4%
Black Box Corp.	4,000	80,000
Booz Allen Hamilton Holding Corp.	1,200	30,288
CDW Corp.	1,200	41,136
Ciber, Inc. (a)	3,800	13,110
comScore, Inc. (a)	500	26,630
Comverse, Inc. (a)	1,600	32,128
CSG Systems International, Inc.	6,200	196,292
Cubic Corp.	2,800	133,224
Endurance International Group Holdings, Inc. (a)	100	2,066
EPAM Systems, Inc. (a)(c)	2,900	206,567
ExlService Holdings, Inc. (a)	200	6,916
Forrester Research, Inc.	100	3,602
Globant SA (a)	200	6,086
ICF International, Inc. (a)	200	6,972
Leidos Holdings, Inc. (c)	11,900	480,403
Luxoft Holding, Inc. (a)	6,500	367,575
Markit Ltd. (a)	1,916	48,992
McGraw Hill Financial, Inc.	1,328	133,398
MSCI, Inc. (c)	38,752	2,385,185
NIC, Inc.	2,700	49,356
Nielsen NV	526	23,549
Perficient, Inc. (a)	800	15,392
Sabre Corp.	52,400	1,247,120
Science Applications International Corp.	2,300	121,555
ServiceSource International, Inc. (a)	1,000	5,470
Sykes Enterprises, Inc. (a)	1,400	33,950
Teradata Corp. (a)	100	3,700
Virtusa Corp. (a)	100	5,140
Xerox Corp. (c)	97,700	1,039,528

		6,745,330

Telecommunications — 0.1%
Alaska Communications Systems Group, Inc. (a)	8,300	19,920
Cincinnati Bell, Inc. (a)	3,000	11,460
EarthLink Holdings Corp.	9,900	74,151
FairPoint Communications, Inc. (a)(c)	2,100	38,262

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
General Communication, Inc. Class A (a)(c)	6,200	$105,462
GTT Communications, Inc. (a)	400	9,548
Hawaiian Telcom Holdco, Inc. (a)	2,800	73,080
IDT Corp. Class B	1,200	21,696
Inteliquent, Inc. (c)	9,200	169,280
Internap Network Services Corp. (a)	6,600	61,050
Level 3 Communications, Inc. (a)	20	1,053
Lumos Networks Corp.	4,300	63,597
NTELOS Holdings Corp.	2,600	12,012
ORBCOMM, Inc. (a)	600	4,050
Pendrell Corp. (a)	200	274
Premiere Global Services, Inc. (a)	4,700	48,363
RingCentral, Inc. Class A (a)	6,800	125,732
Shenandoah Telecommunications Co.	200	6,846
Spok Holdings, Inc.	500	8,420
TeleCommunication Systems, Inc. Class A (a)	1,100	3,641
Telephone & Data Systems, Inc.	6,600	194,040
United States Cellular Corp. (a)	300	11,301
West Corp. (c)	21,100	635,110
Zix Corp. (a)(c)	15,700	81,169

		1,779,517

Transportation & Logistics — 0.3%
Air Transport Services Group, Inc. (a)	19,500	204,555
Atlas Air Worldwide Holdings, Inc. (a)	13,100	719,976
Covenant Transportation Group, Inc. Class A (a)	300	7,518
Heartland Express, Inc.	1,800	36,414
Hub Group, Inc. Class A (a)	2,300	92,782
Kansas City Southern (c)	24,800	2,261,760
Kirby Corp. (a)	100	7,666
Marten Transport Ltd.	900	19,530
ModusLink Global Solutions, Inc. (a)	2,600	8,840
Navios Maritime Acquisition Corp.	2,000	7,180
Norfolk Southern Corp.	11,600	1,013,376
Old Dominion Freight Line, Inc. (a)	500	34,303
Saia, Inc. (a)	5,200	204,308
Stamps.com, Inc. (a)	2,500	183,925
Swift Transportation Co. (a)	17,300	392,191
Tsakos Energy Navigation Ltd.	10,100	96,253
Union Pacific Corp. (c)	2,625	250,346
USA Truck, Inc. (a)	700	14,861
UTi Worldwide, Inc. (a)	100	999

		5,556,783

Transportation Equipment — 0.1%
Accuride Corp. (a)	1,000	3,850
Allison Transmission Holdings, Inc. (c)	45,700	1,337,182
American Railcar Industries, Inc.	800	38,912
Cummins, Inc.	1,100	144,309
Spartan Motors, Inc. (c)	200	916
Trinity Industries, Inc.	12,100	319,803

		1,844,972

Travel Lodging & Dining — 0.0%
Boyd Gaming Corp. (a)	1,200	17,940
Carrols Restaurant Group, Inc. (a)	4,100	42,640
Pinnacle Entertainment, Inc. (a)	7,500	279,600
Scientific Games Corp. Class A (a)	900	13,986

		354,166

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Utilities — 0.1%
AGL Resources, Inc.	600	$27,936
California Water Service Group	4,700	107,395
CenterPoint Energy, Inc. (c)	41,900	797,357
Empire District Electric Co. (The)	200	4,360
Hawaiian Electric Industries, Inc.	4,600	136,758
Middlesex Water Co.	500	11,280
OGE Energy Corp.	300	8,571
Unitil Corp.	200	6,604
WEC Energy Group, Inc.	2,030	91,307

		1,191,568

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. Class A (a)	14,124	79,236

Total United States		622,763,045

TOTAL COMMON STOCK (COST $793,357,251)		793,648,331

PREFERRED STOCK — 0.0%
Germany — 0.0%
Automotive — 0.0%
Volkswagen AG Preference Shares	515	119,423

Total Germany		119,423

Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	60	53,413

Total Republic of Korea		53,413

United States — 0.0%
Pharmaceuticals — 0.0%
Allergan PLC	51	53,172

Wireline Telecommunication Services — 0.0%
Frontier Communications Corp.	500	49,950

Total United States		103,122

TOTAL PREFERRED STOCK (COST $297,503)		275,958

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 11.9%
Cayman Islands — 6.9%
ACIS CLO Ltd., Series 2015-6A, Class D, 4.07%, 05/01/27 (d)(e)(f)	$2,300,000	2,149,350
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 4.93%, 04/15/24 (d)(e)(f)	373,000	355,320
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 0.68%, 07/23/35 (d)(e)(f)	2,076,868	1,754,953
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 0.68%, 09/23/37 (d)(e)(f)	996,000	587,640
AMMC CDO, Series 2015-16A, Class E, 5.87%, 04/14/27 (d)(e)(f)	600,000	558,660
Ares CLO Ltd., Series 2012-2A, Class E, 6.08%, 10/12/23 (d)(e)(f)	3,621,000	3,590,222
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 3.77%, 10/17/24 (d)(e)(f)	650,000	621,075
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.53%, 01/30/24 (d)(e)(f)	600,000	603,060
Babson CLO Ltd., Series 2013-IA, Class D, 3.78%, 04/20/25 (d)(e)(f)	800,000	782,800
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.78%, 07/15/24 (d)(e)(f)	2,823,000	2,520,939
BlueMountain CLO Ltd., Series 2014-1A, Class D, 3.73%, 04/30/26 (d)(e)(f)	1,388,000	1,348,303
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.78%, 07/21/20 (d)(e)(f)	500,000	467,450
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.58%, 01/15/24 (d)(e)(f)	400,000	400,040
Catamaran CLO Ltd.,
Series 2015-1A, Class D, 3.91%, 04/22/27 (d)(e)(f)	600,000	568,020
Series 2015-1A, Class E, 5.41%, 04/22/27 (d)(e)(f)	600,000	535,620
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.06%, 05/20/26 (d)(e)(f)	1,600,000	1,433,920

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Cent CLO 20 Ltd., Series 2013-20A, Class E, 4.88%, 01/25/26 (d)(e)(f)	$1,077,000	$955,945
CIFC Funding III Ltd.,
Series 2014-3A, Class E, 5.03%, 07/22/26 (d)(e)(f)	1,500,000	1,387,950
Series 2015-3A, Class E, 6.33%, 10/19/27 (d)(e)(f)	800,000	762,800
CIFC Funding Ltd.,
Series 2006-1BA, Class B2L, 4.28%, 12/22/20 (d)(e)(f)	400,000	393,280
Series 2012-2A, Class B2R, 6.03%, 12/05/24 (d)(e)(f)	2,000,000	1,941,400
Series 2013-1A, Class D, 5.52%, 04/16/25 (d)(e)(f)	2,709,000	2,651,569
Series 2014-4A, Class D, 3.67%, 10/17/26 (d)(e)(f)	1,200,000	1,132,440
Series 2015-1A, Class D, 4.27%, 01/22/27 (d)(e)(f)	800,000	799,840
Series 2015-2A, Class E, 5.72%, 04/15/27 (d)(e)(f)	800,000	735,520
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.78%, 10/15/21 (d)(e)(f)	250,000	252,550
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.28%, 11/21/22 (d)(e)(f)	1,800,000	1,806,840
Cutwater Ltd.,
Series 2014-1A, Class C, 3.98%, 07/15/26 (d)(e)(f)	1,512,000	1,430,503
Series 2015-1A, Class D1, 4.18%, 07/15/27 (d)(e)(f)	4,500,000	4,230,450
Series 2015-1A, Class E, 6.28%, 07/15/27 (d)(e)(f)	733,000	657,574
Duane Street CLO, Series 2007-5X, Class B, REG S, 8.03%, 10/14/21 (d)(f)	467,000	467,934
Eastland CLO Ltd., Series 2007-1A, Class C, 1.78%, 05/01/22 (d)(e)(f)	400,000	355,840
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 3.98%, 01/16/26 (d)(e)(f)	789,000	759,886
Fore CLO Ltd., Series 2007-1A, Class D, 3.28%, 07/20/19 (d)(e)(f)	1,348,899	1,328,261
Galaxy XIV CLO Ltd., Series 2012-14X, Class E, 5.66%, 11/15/24 (d)(f)	4,057,000	4,026,572
Galaxy XIV CLO Ltd. REG S, Series 2012-14A, Class D, 4.67%, 11/15/24 (d)(e)(f)	1,400,000	1,400,560
Golub Capital Partners CLO Ltd.,
Series 2011-10AR, Class DR, 4.13%, 10/20/21 (d)(e)(f)	250,000	248,700
Series 2015-22A, Class C, 4.42%, 02/20/27 (d)(e)(f)	1,200,000	1,161,120
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 3.76%, 04/28/25 (d)(e)(f)	1,800,000	1,662,660
Harbourview CDO III Ltd., Series 3A, Class A, 0.76%, 09/15/31 (d)(e)(f)(g)	807,233	750,727
ING IM CLO Ltd.,
Series 2013-1A, Class C, 3.78%, 04/15/24 (d)(e)(f)	1,900,000	1,841,480
Series 2013-2A, Class C, 3.78%, 04/25/25 (d)(e)(f)	658,000	638,128
Series 2013-2A, Class D, 5.28%, 04/25/25 (d)(e)(f)	600,000	574,800
Jamestown Ltd.,
Series 2015-7A, Class C, 4.03%, 07/25/27 (d)(e)(f)	2,300,000	2,195,350
Series 2015-7A, Class D, 5.78%, 07/25/27 (d)(e)(f)	1,100,000	1,004,809
Katonah Ltd., Series 2007-10A, Class E, 4.29%, 04/17/20 (d)(e)(f)	681,000	662,136
Kingsland VI Ltd., Series 2013-6A, Class D, 3.93%, 10/28/24 (d)(e)(f)	900,000	832,590
KKR Financial CLO Ltd.,
Series 10, Class D, 4.04%, 01/15/26 (d)(e)(f)	500,000	473,700
Series 2012-1A, Class C, 4.68%, 12/15/24 (d)(e)(f)	3,500,000	3,526,250
Kodiak CDO Ltd.,
Series 2006-1A, Class A1, 0.64%, 08/07/37 (d)(e)(f)(g)	6,603,351	6,306,200
Series 2006-1A, Class A2, 0.76%, 08/07/37 (d)(e)(f)(g)	750,000	525,000
LCM XI LP, Series 11A, Class D2, 4.23%, 04/19/22 (d)(e)(f)	800,000	800,000
Madison Park Funding X Ltd., Series 2012-10A, Class E, 5.53%, 01/20/25 (d)(e)(f)	1,900,000	1,868,270
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, 5.03%, 07/20/26 (d)(e)(f)	3,400,000	3,205,180
Madison Park Funding XVI Ltd., Series 2015-16A, Class B, 3.30%, 04/20/26 (d)(e)(f)	3,000,000	3,003,900
MidOcean Credit CLO III,
Series 2014-3A, Class D, 4.03%, 07/21/26 (d)(e)(f)	982,000	936,828
Series 2014-3A, Class E, 5.53%, 07/21/26 (d)(e)(f)	581,000	519,937
MSIM Peconic Bay Ltd., Series 2007-1A, Class E, 5.78%, 07/20/19 (d)(e)(f)	292,335	292,335
Nelder Grove CLO Ltd., Series 2014-1A, Class D1, 4.81%, 08/28/26 (d)(e)(f)	1,800,000	1,800,360
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.28%, 08/13/25 (d)(e)(f)	300,000	293,730
Ocean Trails CLO V,
Series 2014-5A, Class D, 4.24%, 10/13/26 (d)(e)(f)	1,800,000	1,741,860
Series 2014-5A, Class E, 5.63%, 10/13/26 (d)(e)(f)	800,000	707,520
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class DR, 4.08%, 05/05/23 (d)(e)(f)	1,400,000	1,399,720
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.28%, 01/15/24 (d)(e)(f)	250,000	250,000
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 4.73%, 10/25/25 (d)(e)(f)	800,000	733,040
Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.53%, 08/12/26 (d)(e)(f)	600,000	560,760
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.88%, 11/14/26 (d)(e)(f)	1,100,000	1,104,290
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.78%, 07/22/25 (d)(e)(f)	800,000	762,080

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
OZLM Funding V Ltd.,
Series 2013-5A, Class C, 3.77%, 01/17/26 (d)(e)(f)	$1,200,000	$1,143,960
Series 2013-5A, Class D, 5.03%, 01/17/26 (d)(e)(f)	2,050,000	1,884,770
OZLM Ltd. OZLM 2015 13A D 144A, 5.73%, 07/30/27 (d)(e)(f)	1,100,000	1,021,196
OZLM VII Ltd., Series 2014-7A, Class C, 3.87%, 07/17/26 (d)(e)(f)	1,500,000	1,444,500
OZLM VIII Ltd., Series 2014-8A, Class B, 3.27%, 10/17/26 (d)(e)(f)	3,000,000	2,987,700
OZLM XI Ltd., Series 2015-11A, Class D, 5.67%, 01/30/27 (d)(e)(f)	800,000	737,440
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 0.99%, 07/03/33 (d)(e)(f)	205,924	179,154
Preferred Term Securities XVIII Ltd. / Preferred Term Securities XVIII, Inc., 0.77%, 09/23/35 (d)(e)(f)	198,952	121,361
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.59%, 03/22/37 (d)(e)(f)	964,410	718,486
Preferred Term Securities XXIV Ltd/Preferred Term Securities XXIV, Inc., 0.67%, 03/22/37 (d)(e)(f)	968,152	526,674
Preferred Term Securities XXV Ltd/Preferred Term Securities XXV, Inc., 0.64%, 06/22/37 (d)(e)(f)	277,951	166,076
Preferred Term Securities XXVI Ltd/Preferred Term Securities XXVI, Inc., 0.66%, 09/22/37 (d)(e)(f)	268,701	158,534
Race Point VI CLO Ltd., Series 2012-6RA, Class DR, 4.39%, 05/24/23 (d)(e)(f)	350,000	342,580
Red River CLO Ltd., Series 1A, Class D, 1.93%, 07/27/18 (d)(e)(f)	900,000	884,970
Sound Point CLO I Ltd.,
Series 2012-1A, Class D, 4.86%, 10/20/23 (d)(e)(f)	900,000	900,180
Series 2012-1A, Class E, 6.26%, 10/20/23 (d)(e)(f)	300,000	300,000
Sound Point CLO IX Ltd.,
Series 2015-2A, Class D, 3.84%, 07/20/27 (d)(e)(f)	1,700,000	1,604,800
Series 2015-2A, Class E, 5.54%, 07/20/27 (d)(e)(f)	1,100,000	1,013,320
Sound Point CLO V Ltd., Series 2014-1A, Class D, 3.68%, 04/18/26 (d)(e)(f)	1,200,000	1,131,600
Symphony CLO IV Ltd., Series 2007-4A, Class E, 5.78%, 07/18/21 (d)(e)(f)	739,000	739,370
Symphony CLO IX Ltd., Series 2012-9A, Class D, 4.53%, 04/16/22 (d)(e)(f)	2,775,000	2,775,278
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.88%, 07/28/21 (d)(e)(f)	400,000	400,080
Symphony CLO XII Ltd., Series 2013-12A, Class D, 3.78%, 10/15/25 (d)(e)(f)	250,000	241,675
Trapeza CDO XIII Ltd., Series 2007-13A, Class A2A, 0.61%, 11/09/42 (d)(e)(f)	431,000	225,844
Venture CDO Ltd.,
Series 2007-13A, Class A3, 0.71%, 11/09/42 (d)(e)(f)	270,000	148,500
Series 2013-15A, Class C 144A, 3.35%, 07/15/25 (d)(e)(f)	5,700,000	5,701,710
Series 2014-16A, Class B1L, 3.73%, 04/15/26 (d)(e)(f)	5,800,000	5,554,660
Venture X CLO Ltd., Series 2012-10A, Class D, 4.48%, 07/20/22 (d)(e)(f)	500,000	500,050
Venture XIV CLO Ltd., Series 2013-14A, Class D, 4.04%, 08/28/25 (d)(e)(f)	1,775,000	1,761,510
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.25%, 01/15/27 (d)(e)(f)	2,500,000	2,426,500
Vibrant CLO Ltd., Series 2015-3A, Class C, 3.91%, 04/20/26 (d)(e)(f)	1,082,000	1,019,028
Voya CLO 2 Ltd., Series 2014-2A, Class D, 5.02%, 07/17/26 (d)(e)(f)	700,000	629,370
WhiteHorse Ltd., Series 2014-1A, Class D, 3.93%, 05/01/26 (d)(e)(f)	2,912,100	2,733,879
WhiteHorse VIII Ltd., Series 2014-1A, Class E, VRN, 4.83%, 05/01/26 (d)(e)(f)	420,000	355,740

Total Cayman Islands		130,619,041

Ireland — 0.1%
Trade Maps Ltd., Series 2013-1A, Class D, 5.19%, 12/10/18 (d)(e)(f)	2,000,000	1,985,200

Total Ireland		1,985,200

United States — 4.9%
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class E, 3.82%, 02/10/20 (d)(e)	800,000	819,120
Series 2014-1, Class E, 3.58%, 08/09/21 (d)	1,500,000	1,503,900
Ascentium Equipment Receivable, Series 2015-1A, Class E, 5.92%, 06/12/23 (d)(e)(g)	758,000	760,880
Associates Manufactured Housing Pass Through Ctfs, Series 1997-2, Class B1, 7.15%, 03/15/28 (d)(f)(g)	217,243	256,738
Carlyle Global Market Stretegi, Series 2015-3A, Class D, 5.98%, 07/28/28 (d)(e)(f)	1,100,000	1,033,560
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 0.48%, 02/15/34 (d)(f)	1,302,309	1,167,389
Series 2004-P, Class 2A, 0.51%, 03/15/34 (d)(f)	29,126	25,092
Series 2006-G, Class 2A, 0.34%, 10/15/36 (d)(f)	281,582	241,457
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (d)(e)	156,000	151,632

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Series 2014-C, Class D, 4.83%, 08/17/20 (d)(e)	$391,000		$378,644
Credit Suisse Mortgage Trust,
Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (d)(e)(f)(h)	7,013,707		7,005,290
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (d)(e)(f)(h)	7,090,831		7,080,195
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 06/15/22 (d)(e)	5,300,000		5,325,440
DT Auto Owner Trust,
Series 2014-3A, Class D, 4.47%, 11/15/21 (d)(e)	600,000		609,300
Series 2015-1A, Class D, 4.26%, 02/15/22 (d)(e)	1,000,000		1,002,500
Education Funding LLC, Series 2006-1A, Class A2, 0.26%, 10/25/29 (d)(e)(f)	7,085,754		6,548,654
Exeter Automobile Receivables Trust,
Series 2013-1A, Class D, 5.05%, 10/15/19 (d)(e)	3,300,000		3,357,420
Series 2013-2A, Class D, 6.81%, 08/17/20 (d)(e)	2,200,000		2,299,220
Series 2014-1A, Class D, 5.53%, 02/16/21 (d)(e)	4,300,000		4,361,920
Series 2014-2A, Class D, 4.93%, 12/15/20 (d)(e)	800,000		794,560
Series 2014-3A, Class C, 4.17%, 06/15/20 (d)(e)	1,900,000		1,915,770
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (d)(e)(g)	68,705		70,766
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class E, 3.78%, 12/20/20 (d)(e)(f)	716,000		706,549
Harch CLO III Ltd., Series 2007-1A, Class E, 4.03%, 04/17/20 (d)(e)(f)	549,000		543,181
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.48%, 01/15/34 (d)(e)(f)(g)	1,424,297		1,402,933
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 0.35%, 04/25/36 (d)(f)	803,545		781,528
Series 2006-NC4, Class A2C, 0.34%, 06/25/36 (d)(f)	2,798,892		2,592,614
Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.84%, 05/25/18 (d)(e)(h)	6,975,332		6,977,425
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.32%, 06/25/37 (d)(f)	1,544,566		1,503,326
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 0.79%, 06/23/35 (d)(e)(f)	211,000		125,545
RMAT LLC, Series 2015-RPL1, Class A1 SEQ, 3.97%, 05/26/20 (d)(e)(f)(h)	3,357,127		3,356,791
SLM Private Credit Student Loan Trust, Series 2004-A, Class C, 1.24%, 06/15/33 (d)(f)	3,906,059		3,702,163
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.32%, 08/25/37 (d)(f)	1,320,313		1,285,588
US Residential Opportunity Fund Trust, Series 2015-1III Class A, 3.72%, 01/27/35 (d)(e)	3,365,043		3,371,436
Vericrest Opportunity Loan Trust,
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (d)(e)(f)	2,250,338		2,250,338
Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (d)(e)(f)(h)	12,253,000		12,240,747
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (d)(e)(f)	1,797,084		1,795,826
Westgate Resorts LLC,
Series 2012-2A, Class C SEQ, 9.00%, 01/20/25 (d)(e)	1,713,039		1,728,114
Series 2014-1A, Class C, 5.50%, 12/20/26 (d)(e)	1,139,776		1,135,559

Total United States			92,209,110

TOTAL ASSET-BACKED SECURITIES (COST $224,990,367)			224,813,351

CONVERTIBLE BONDS — 0.3%
France — 0.0%
Auto Parts Manufacturing — 0.0%
Faurecia REG S, 3.25%, 01/01/18 (d)	1,369,300	EUR	572,461

Communications Equipment — 0.0%
Alcatel Lucent SR REG S, 4.25%, 07/01/18	570,000	EUR	25,376

Total France			597,837

Germany — 0.2%
Automobiles Manufacturing — 0.2%
Volkswagen International Finance NV Co. REG S, 5.50%, 11/09/15 (d)	2,800,000	EUR	3,859,208

Total Germany			3,859,208

Spain — 0.1%
Wireless Telecommunication Services — 0.1%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (d)	1,400,000	EUR	1,697,358

Total Spain			1,697,358

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
United States — 0.0%
Consumer Finance — 0.0%
MGIC Investment Corp., 9.00%, 04/01/63 (e)	$30,000	$38,569

Total United States		38,569

TOTAL CONVERTIBLE BONDS (COST $6,519,494)		6,192,972

BANK LOANS — 0.1%
Netherlands — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 11.00%, 01/02/17 (d)(f)(g)	1,048,524	805,403

Total Netherlands		805,403

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Group PLC, 6.50%, 03/19/21 (d)(f)(g)	42,652	39,812
Ceva Intercompany BV, 6.50%, 03/19/21 (d)(f)(g)	44,416	41,459
Ceva Logistics Canada, 6.50%, 03/19/21 (d)(f)(g)	7,658	7,148
Ceva Logistics U.S. Holdings, 6.50%, 03/19/21 (d)(f)(g)	61,263	57,185

Total United Kingdom		145,604

United States — 0.1%
Advertising & Marketing — 0.0%
Getty Images, Inc., 4.75%, 10/18/19 (d)(f)(g)	168,125	124,203

Casinos & Gaming — 0.1%
Caesars Entertainment Resort Properties LLC, 7.00%, 10/11/20 (d)(f)(g)	997,468	902,210

Coal Operations — 0.0%
Arch Coal, Inc., 6.25%, 05/16/18 (d)(f)(g)	170,951	116,354

Publishing & Broadcasting — 0.0%
Clear Channel Communications, 6.94%, 01/30/19 (d)(f)(g)	113,167	104,346

Wireless Telecommunication Services — 0.0%
New Lightsquared LLC, 1.00%, 06/15/20 (d)(f)(g)	511,303	499,160

Total United States		1,746,273

TOTAL BANK LOANS (COST $3,006,928)		2,697,280

CORPORATE BONDS & NOTES — 3.1%
Brazil — 0.2%
Banks — 0.1%
Banco Bradesco SA REG S, 5.90%, 01/16/21	170,000	179,137
Banco do Brasil SA/Cayman REG S, 5.88%, 01/26/22	300,000	296,460
Banco Votorantim SA REG S, 7.38%, 01/21/20	150,000	159,195
Itau Unibanco Holding SA REG S,
5.75%, 01/22/21	200,000	207,876
6.20%, 04/15/20	150,000	162,375

		1,005,043

Food & Beverage — 0.0%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	100,000	92,250

Integrated Oils — 0.1%
Petrobras Global Finance BV, 6.85%, 06/05/15	3,650,000	3,017,601

Total Brazil		4,114,894

Canada — 0.2%
Aerospace & Defense — 0.1%
Bombardier, Inc., 7.50%, 03/15/25 (b)(d)(e)	1,064,000	965,580

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Biotechnology & Pharmaceuticals — 0.0%
Concordia Healthcare Corp., 7.00%, 04/15/23 (d)(e)	$292,000		$292,000

Electrical Equipment Manufacturing — 0.1%
NCSG Crane & Heavy Haul Services, Inc., 9.50%, 08/15/19 (d)(e)	1,490,000		968,500

Publishing & Broadcasting — 0.0%
Postmedia Network, Inc., 12.50%, 07/15/18 (c)(d)	920,000		938,400

Total Canada			3,164,480

Cayman Islands — 0.0%
Financial Services — 0.0%
MMCAPS Funding XIX Ltd. / MMCAPS Funding XIX Corp., 0.60%, 01/12/38 (d)(e)(f)	648,000		502,200

Total Cayman Islands			502,200

Ecuador — 0.1%
Refining & Marketing — 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 5.91%, 09/24/19 (f)	1,266,948		1,121,249

Total Ecuador			1,121,249

France — 0.3%
Property & Casualty Insurance — 0.2%
Groupama SA REG S, 6.38% (d)(f)(k)	3,700,000	EUR	4,207,442

Publishing & Broadcasting — 0.1%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18 (d)	500,000	EUR	518,461

Total France			4,725,903

Germany — 0.1%
Banks — 0.1%
HSH Nordbank AG REG S,
MTN, 0.79%, 02/14/17 (d)(f)	702,000	EUR	570,455
MTN, 0.83%, 02/14/17 (d)(f)	560,000	EUR	455,750

Total Germany			1,026,205

Ireland — 0.1%
Banks — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (d)	2,150,000	EUR	2,426,888

Total Ireland			2,426,888

Luxembourg — 0.0%
Cable & Satellite — 0.0%
Altice SA, 7.75%, 05/15/22 (d)(e)	$305,000		295,088

Wireless Telecommunication Services — 0.0%
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (d)	265,000		234,525

Total Luxembourg			529,613

Mexico — 0.0%
Oil & Gas Services — 0.0%
Oro Negro Drilling Pte Ltd. REG S, 7.50%, 01/24/19 (e)	100,000		77,000

Total Mexico			77,000

Nigeria — 0.0%
Oil & Gas Services — 0.0%
Sea Trucks Group Ltd. REG S, 9.00%, 03/26/18 (e)(g)	200,000		166,000

Total Nigeria			166,000

Poland — 0.0%
Food & Beverage — 0.0%
CEDC Finance Corp. International, Inc., 10.00%, 04/30/18 (d)(f)(i)	325,745		289,913

Total Poland			289,913

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Sweden — 0.0%
Chemicals — 0.0%
Perstorp Holding AB,
8.75%, 05/15/17 (d)(e)	$202,000	$210,080
11.00%, 08/15/17 (d)(e)	200,000	211,500

Total Sweden		421,580

United Kingdom — 0.3%
Transportation & Logistics — 0.3%
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (d)(e)	5,328,000	5,141,520
CEVA Group PLC, 4.00%, 05/01/18 (d)(e)	1,010,128	924,267

Total United Kingdom		6,065,787

United States — 1.7%
Cable & Satellite — 0.1%
Cable One, Inc., 5.75%, 06/15/22 (d)(e)	90,000	91,125
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 07/15/19 (d)	1,633,000	1,743,227

		1,834,352

Casinos & Gaming — 0.2%
Boyd Gaming Corp., 6.88%, 05/15/23 (b)(d)	153,000	156,825
Caesars Entertainment Operating Co., Inc.,
10.00%, 12/15/18 (a)(d)(j)	1,982,698	525,468
10.75%, 02/01/16 (a)(d)(j)	7,000	1,820
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (c)(d)(e)	1,247,000	1,206,472
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (c)(d)(e)	193,000	199,755
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (c)(d)(e)	896,000	940,800

		3,031,140

Chemicals — 0.0%
A Schulman, Inc., 6.88%, 06/01/23 (d)(e)	200,000	204,000

Commercial Finance — 0.0%
NewStar Financial, Inc., 7.25%, 05/01/20 (c)(d)(e)	659,000	676,299

Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 04/01/19 (d)(e)	527,000	515,142
Commscope Tech Finance LLC, 6.00%, 06/15/25 (d)(e)	200,000	199,250
Commscope, Inc., 4.38%, 06/15/20 (d)(e)	100,000	101,000
Plantronics, Inc., 5.50%, 05/31/23 (b)(d)(e)	292,000	295,650

		1,111,042

Construction Materials Manufacturing — 0.0%
NWH Escrow Corp., 7.50%, 08/01/21 (d)(e)	280,000	263,200

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (d)(e)	1,821,000	1,379,407
Quicken Loans, Inc., 5.75%, 05/01/25 (d)(e)	614,000	587,905
Springleaf Finance Corp., 5.25%, 12/15/19 (d)	101,000	99,738

		2,067,050

Consumer Services — 0.0%
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 05/15/20 (c)(d)(e)	100,000	96,500
Sotheby’s, 5.25%, 10/01/22 (b)(d)(e)	400,000	392,000

		488,500

Containers & Packaging — 0.0%
Sealed Air Corp., 5.50%, 09/15/25 (d)(e)	45,000	45,338

Entertainment Contents — 0.1%
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20 (d)(e)	249,000	246,510

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Production Resource Group, Inc., 8.88%, 05/01/19 (d)	$1,000,000	$797,500

		1,044,010

Entertainment Resources — 0.1%
Mohegan Tribal Gaming Authority, PIK, 11.00%, 09/15/18 (c)(d)(e)	902,000	903,128

Exploration & Production — 0.0%
Clayton Williams Energy, Inc., 7.75%, 04/01/19 (d)	568,000	539,600

Financial Services — 0.1%
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (c)(d)(e)	1,407,000	1,501,972

Food & Beverage — 0.0%
Post Holdings, Inc., 7.38%, 02/15/22 (d)	349,000	355,108

Forest & Paper Products Manufacturing — 0.0%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (d)	523,000	475,930

Hardware — 0.1%
Global Cash Access, Inc., 10.00%, 01/15/22 (c)(d)(e)	617,000	600,032
Real Alloy Holding, Inc., 10.00%, 01/15/19 (d)(e)	662,000	671,930

		1,271,962

Health Care Facilities/Services — 0.1%
inVentiv Health, Inc., 11.00%, 08/15/18 (c)(d)(e)(f)(i)	1,068,500	1,031,103
Tenet Healthcare Corp., 6.75%, 06/15/23 (b)(d)(e)	261,000	266,383
Universal Hospital Services, Inc., 7.63%, 08/15/20 (d)	1,313,000	1,207,960

		2,505,446

Home Improvement — 0.0%
Empire Today LLC / Empire Today Finance Corp., 11.38%, 02/01/17 (c)(d)(e)	390,000	308,100

Industrial Other — 0.0%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19 (b)(c)(d)	180,000	164,025

Medical Equipment & Devices Manufacturing — 0.0%
Hologic, Inc., 5.25%, 07/15/22 (d)(e)	90,000	91,913

Metals & Mining — 0.1%
AK Steel Corp. ,7.625%, 05/15/20 - 10/01/21 (c)(d)	1,125,000	928,215

Pharmaceuticals — 0.0%
Endo Finance LLC / Endo Finco, Co., 5.38%, 01/15/23 (d)(e)	112,000	110,600

Pipeline — 0.0%
PBF Logistics LP / PBF Logistics Finance Corp., 6.88%, 05/15/23 (d)(e)	125,000	125,625

Property & Casualty Insurance — 0.0%
Ambac Assurance Corp., 5.10%, 06/07/20 (d)(e)	737,764	812,463

Publishing & Broadcasting — 0.3%
American Media, Inc., 11.50%, 12/15/17 (c)(d)	1,250,000	1,284,375
iHeartCommunications, Inc., 10.63%, 03/15/23 (d)(e)	199,000	188,553
LBI Media, Inc. ,
10.00%, 04/15/19 (d)(e)	233,000	240,864
13.50%, 04/15/20 (d)(e)	1,769,281	1,848,899
Lee Enterprises, Inc., 9.50%, 03/15/22 (d)(e)	787,000	800,772
McClatchy Co., 9.00%, 12/15/22 (c)(d)	323,000	307,657

		4,671,120

Real Estate — 0.0%
Communications Sales & Leasing, Inc., 8.25%, 10/15/23 (d)(e)	87,000	85,586

Retail - Consumer Discretionary — 0.2%
Claire’s Stores, Inc., 9.00%, 03/15/19 (d)(e)	1,208,000	1,020,760
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (d)(e)	2,539,000	2,424,745

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23 (d)(e)	$90,000	$90,450

		3,535,955

Software & Services — 0.1%
iPayment, Inc., 9.50%, 12/15/19 (b)(d)(e)	1,048,000	995,600
Sabre GLBL, Inc., 5.38%, 04/15/23 (c)(d)(e)	110,000	108,350

		1,103,950

Transportation & Logistics — 0.0%
Navistar International Corp., 8.25%, 11/01/21 (d)	443,000	420,850
XPO Logistics, Inc., 6.50%, 06/15/22 (d)(e)	439,000	429,671

		850,521

Utilities — 0.0%
PPL Energy Supply LLC, 6.50%, 06/01/25 (b)(d)(e)	50,000	50,000

Wireline Telecommunication Services — 0.0%
Windstream Corp., 6.38%, 08/01/23 (b)(c)(d)	528,000	433,884

Total United States		31,590,034

Venezuela — 0.1%
Integrated Oils — 0.1%
Petroleos de Venezuela SA REG S, 6.00%, 11/15/26 (c)	7,036,000	2,480,190

Total Venezuela		2,480,190

TOTAL CORPORATE BONDS & NOTES (COST $59,888,919)		58,701,936

MORTGAGE-BACKED SECURITIES — 20.5%
Cayman Islands — 1.2%
Collateralized Debt Obligation (Commercial) — 1.1%
Gramercy Real Estate CDO Ltd.,
Series 2006-1A, Class B, 0.65%, 07/25/41 (d)(e)(f)	2,382,000	2,316,495
Series 2007-1A, Class A1, 0.55%, 08/15/56 (d)(e)(f)	2,027,176	1,885,273
Marathon Real Estate CDO Ltd., Series 2006-1A, Class B, 0.62%, 05/25/46 (d)(e)(f)	863,337	818,012
N-Star REL CDO VI Ltd., Series 2006-6A, Class B, 0.73%, 06/16/41 (d)(e)(f)	3,718,000	3,133,531
Resource Capital Corp. Ltd.,
Series 2014-CRE2, Class B, 2.69%, 04/15/32 (d)(e)(f)	300,000	298,320
Series 2015-CRE3, Class D, 4.19%, 03/15/32 (d)(e)(f)	1,500,000	1,499,550
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.43%, 05/09/46 (d)(e)(f)	11,181,838	10,803,892

		20,755,073

Commercial Mortgage-Backed Securities — 0.1%
PFP III Ltd., Series 2014-1, Class D, 4.27%, 06/14/31 (d)(e)(f)	1,000,000	1,002,100

Total Cayman Islands		21,757,173

United States — 19.3%
Collateralized Debt Obligation (Commercial) — 0.0%
Arbor Realty Mortgage Securities LLC, Series 2006-1A, Class A2, 0.59%, 01/26/42 (d)(e)(f)	355,041	348,189

Collateralized Mortgage Obligation (Residential) — 8.3%
Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.76%, 02/20/36 (d)(f)	3,128,243	2,613,960
Banc of America Funding Trust, Series 2007-B, Class A1, 0.40%, 04/20/47 (d)(f)	3,133,342	2,404,526
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 2.60%, 07/25/37 (d)(f)	306,542	290,326
CHL Mortgage Pass-Through Trust, Series 2005-HYB3, Class 3A2, 2.47%, 06/20/35 (d)(f)	3,233,854	3,095,121
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	730,124	742,463
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (d)	192,008	193,870
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 2.63%, 08/25/35 (d)(f)	3,806,010	3,587,926
Connecticut Avenue Securities,
Series 2014-C01, Class M2, 4.59%, 01/25/24 (d)(f)	2,948,000	3,034,966
Series 2014-C02, Class 1M2, 2.79%, 05/25/24 (d)(f)(h)	2,302,501	2,070,869
Series 2014-C02, Class 2M2, 2.79%, 05/25/24 (d)(f)	854,000	777,311

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-C03, Class 2M2, 3.09%, 07/25/24 (d)(f)(h)	$7,658,522	$7,087,962
Series 2014-C03, Class 1M2, 3.19%, 07/25/24 (d)(f)(h)	3,375,184	3,133,521
Series 2014-C04, Class 2M2, 5.19%, 11/25/24 (d)(f)	634,580	655,077
Series 2014-C04, Class 1M2, 5.09%, 11/25/24 (d)(f)	1,484,000	1,530,894
Series 2015-C01, Class 1M2, 4.49%, 02/25/25 (d)(f)(h)	9,518,910	9,513,199
Series 2015-C01, Class 2M2, 4.74%, 02/25/25 (d)(f)(h)	10,951,257	11,062,960
Series 2015-C02, Class 1M2, 4.18%, 05/25/25 (d)(f)(h)	27,242,250	26,621,127
Series 2015-C02, Class 2M2, 4.18%, 05/25/25 (d)(f)(h)	14,480,000	14,122,344
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17 SEQ, 6.00%, 06/25/35 (d)	607,897	606,621
Series 2005-J2, Class 1A5, 0.69%, 04/25/35 (d)(f)	596,065	524,716
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.55%, 04/25/36 (d)(f)	157,842	161,062
Series 2006-BC4, Class 2A2, 0.35%, 11/25/36 (d)(f)	608,406	574,700
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.22%, 11/25/35 (d)(f)	4,023,043	3,392,632
JP Morgan Alternative Loan Trust,
Series 2005-A2, Class 1A1, 0.71%, 01/25/36 (d)(f)	876,708	810,078
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (d)(f)	145,741	137,914
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.47%, 01/25/36 (d)(f)	2,940,421	2,238,248
RALI Trust, Series 2005-QA13, Class 2A1, 3.55%, 12/25/35 (d)(f)	6,616,787	5,700,362
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.80%, 05/25/36 (d)(f)	2,162,241	1,800,065
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.44%, 11/25/23 (d)(f)(h)	4,897,650	4,986,297
Series 2014-DN1, Class M3, 4.69%, 02/25/24 (d)(f)(h)	2,013,142	2,075,147
Series 2014-DN4, Class M3, 4.74%, 10/25/24 (d)(f)	1,533,624	1,560,002
Series 2014-HQ2, Class M3, 3.94%, 09/25/24 (d)(f)	1,381,835	1,350,606
Series 2015-DN1, Class M3, 4.34%, 01/25/25 (d)(f)	2,513,785	2,554,006
Series 2015-DNA1, Class M3, 3.49%, 10/25/27 (d)(f)(h)	8,641,869	8,406,810
Series 2015-HQ1, Class M3, 3.99%, 03/25/25 (d)(f)	1,503,958	1,482,451
Structured Agency Credit Risk, Series 2015-DNA2, Class M2, 2.79%, 12/25/27 (d)(f)(h)	5,000,000	5,017,000
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A, 0.97%, 12/25/46 (d)(f)	6,005,332	4,826,485
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR12, Class 1A2, 2.28%, 10/25/36 (d)(f)	3,181,050	2,852,447
Series 2006-AR18, Class 1A1, 1.80%, 01/25/37 (d)(f)	3,123,013	2,670,176
Series 2007-HY6, Class 2A3, 2.26%, 06/25/37 (d)(f)	2,665,251	2,364,344
Series 2007-OA6, Class 1A, 0.97%, 07/25/47 (d)(f)	7,685,633	6,475,146
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.25%, 07/25/37 (d)	259,492	261,801
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-9, Class 1A12, 5.50%, 10/25/35 (d)	253,880	257,308
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (d)	618,712	616,485

		156,241,331

Commercial Mortgage-Backed Securities — 9.7%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.69%, 09/15/26 (d)(e)(f)	1,000,000	1,000,300
Series 2014-ICTS, Class E, 3.14%, 06/15/28 (d)(e)(f)	900,000	896,670
Series 2014-INLD, Class D, 3.68%, 12/15/29 (d)(e)(f)	1,500,000	1,507,350
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.11%, 01/09/17 (d)(e)(f)(g)	19,075,000	19,084,537
BBCMS Trust,
Series 2014-BXO, Class E, 3.94%, 08/15/27 (d)(e)(f)	1,000,000	1,001,500
Series 2015-RRMZ, Class M1, 6.19%, 05/15/20 (d)(e)(f)(g)	4,700,000	4,700,000
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ, 5.57%, 12/11/40 (d)(f)(h)	7,680,188	7,641,787
Series 2006-PW14, Class B, 5.33%, 12/11/38 (d)(e)	580,000	522,406
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (f)	3,818,441	3,857,771
Series 2007-PW15, Class AM SEQ, 5.36%, 02/11/44 (h)	3,958,091	4,081,979
Series 2007-PW15, Class AMFX SEQ, 5.36%, 02/11/44 (e)	590,553	610,100
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (d)(f)	1,795,000	1,522,340
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, 4.04%, 12/15/27 (d)(e)(f)	3,000,000	3,006,300
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.19%, 02/15/31 (d)(e)(f)(h)	900,000	900,000

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class AJ SEQ, 5.48%, 10/15/49	$1,224,373	$1,221,924
Series 2015-GC29, Class D, 3.11%, 04/10/48 (d)(e)(h)	1,395,000	1,061,595
Series 2015-GC31, Class D, 4.20%, 06/10/45 (d)	1,850,000	1,531,245
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class AM SEQ, 5.25%, 08/15/48 (h)	4,825,839	4,957,102
Series 2007-C3, Class C, 5.96%, 05/15/46 (d)(f)	32,000	29,024
COMM Mortgage Trust, Series 2015-CR23, Class D, 4.40%, 05/10/48 (d)(f)	1,565,000	1,322,112
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.24%, 12/10/49 (f)(h)	1,689,146	1,709,585
Commercial Mortgage Trust,
Series 2007-C9, Class G, 5.99%, 12/10/49 (d)(e)(f)	800,000	797,360
Series 2014-PAT, Class E, 3.34%, 08/13/27 (d)(e)(f)	1,800,000	1,803,060
Series 2014-TWC, Class E, 3.44%, 02/13/32 (d)(e)(f)	2,300,000	2,291,260
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class AJ SEQ, 5.37%, 12/15/39	1,830,715	1,778,357
Series 2007-C1, Class AM, 5.42%, 02/15/40	1,277,964	1,317,836
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (h)	1,897,865	1,957,078
Series 2007-C5, Class AM, 5.87%, 09/15/40 (f)(h)	718,641	744,153
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (f)(h)	686,943	703,292
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (d)(f)	3,214,504	3,245,363
Series 2007-C1, Class AMFL, 0.38%, 02/15/40 (d)(f)	32,000	29,094
Series 2007-C2, Class C, 5.79%, 01/15/49 (d)(e)(f)(g)	133,000	123,783
CSMC Trust, Series 2015-DEAL, Class E, 4.19%, 04/15/29 (d)(e)(f)	2,900,000	2,888,980
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (f)	1,117,410	1,084,893
Great Wolf Trust,
Series 2015-WOLF, Class E, 4.64%, 05/15/34 (d)(e)(f)	1,554,000	1,554,000
Series 2015-WOLF, Class F, 5.19%, 05/15/34 (d)(e)(f)	2,418,000	2,412,197
GS Mortgage Securities Corp. III, Series 2005-GG4, Class D, 4.94%, 07/10/39 (d)(f)	197,000	195,523
GS Mortgage Securities Trust,
Series 2006-GG6, Class D, 5.74%, 04/10/38 (d)(f)	1,750,000	1,729,175
Series 2007-GG10, Class AM, 5.79%, 08/10/45 (f)(h)	4,877,228	4,961,604
Hilton Mortgage Trust, Series 2014-ORL, Class F, 3.94%, 07/15/29 (e)(f)	899,972	881,343
Hilton USA Trust,
Series 2013-HLF, Class EFL, 3.94%, 11/05/30 (d)(e)(f)	2,020,203	2,020,203
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (e)(f)	629,988	640,446
Series 2014-ORL, Class E, 3.44%, 07/15/29 (d)(e)(f)	280,000	280,000
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class F, 3.68%, 11/15/29 (d)(e)(f)	649,000	626,869
Irvine Core Office Trust, Series 2013-IRV, Class F, 3.28%, 05/15/48 (e)(f)	236,133	190,536
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.49%, 01/12/43 (d)(f)	5,284,000	5,192,587
Series 2007-LD11, Class AM, 5.96%, 06/15/49 (f)(h)	4,757,878	4,942,484
Series 2014-BXH, Class E, 3.94%, 04/15/27 (d)(e)(f)	1,630,000	1,625,925
Series 2014-C20, Class D, 4.72%, 07/15/47 (d)(e)(f)	5,325,000	4,767,472
Series 2014-CBM, Class E, 4.04%, 10/15/29 (d)(e)(f)	2,100,000	2,088,450
Series 2014-FL5, Class D, 3.69%, 07/15/31 (d)(e)(f)	5,625,000	5,606,437
Series 2015-CSMO, Class E, 4.14%, 01/15/32 (d)(e)(f)	5,000,000	5,006,000
Series 2015-CSMO, Class D, 3.49%, 01/15/32 (d)(e)(f)	4,700,000	4,702,938
JP Morgan Chase Commercial Mortgage Trust, Series 2014-INN, Class E, 3.79%, 06/15/29 (d)(e)(f)	1,880,000	1,873,608
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class D, 3.88%, 10/15/48 (d)(e)(f)	2,905,000	2,351,598
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.45%, 04/20/48 (d)(e)(f)	3,073,000	2,381,268
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 6.03%, 06/12/50 (f)(h)	4,769,693	4,974,790
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class C, 5.32%, 12/12/49 (d)(f)(g)	216,000	165,499
Series 2007-7, Class AM, 5.90%, 06/12/50 (f)(h)	1,679,571	1,752,464
Series 2007-8, Class AMA, 6.08%, 08/12/49 (f)(h)	4,791,686	4,949,332
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (d)(e)	2,748,000	2,212,690
Series 2015-C21, Class D, 4.30%, 03/15/48 (d)(e)(f)(h)	6,557,000	5,585,908
Series 2015-C23, Class D, 4.14%, 07/15/50 (d)(e)	2,195,000	1,842,264
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class AMFX SEQ, 5.87%, 04/15/49 (f)	462,405	482,103

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount		Value
Series 2007-IQ14, Class AM SEQ, 5.87%, 04/15/49 (f)(h)	$3,554,182		$3,711,632
Series 2007-IQ16, Class AJFX, 6.32%, 12/12/49 (f)	2,414,833		2,339,490
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (d)(f)	1,800,000		1,836,540
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class D, 5.54%, 12/15/44 (d)(f)(g)	184,000		154,689
Series 2005-C22, Class B, 5.54%, 12/15/44 (d)(f)	422,753		421,696
Series 2005-C22, Class C, 5.54%, 12/15/44 (d)(f)	983,000		949,578
Series 2006-C29, Class B, 5.43%, 11/15/48 (d)(f)	1,663,000		1,590,660
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (d)(e)	3,320,000		2,665,628
Series 2015-LC20, Class D, 4.51%, 04/15/50 (d)(e)(f)(h)	1,740,000		1,488,222
Series 2015-NXS2, Class C, 4.39%, 07/15/58 (d)(f)	9,532,000		9,085,083

			183,169,067

Interest Only Commercial Mortgage-Backed Securities — 1.3%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.32%, 04/10/48 (d)(f)(h)	14,481,299		1,164,296
Commercial Mortgage Trust,
Series 2014-CR18, Class XA, 1.45%, 07/15/47 (d)(f)(h)	10,496,659		775,703
Series 2014-LC17, Class XA, 1.18%, 10/10/47 (d)(f)	1,994,350		113,279
Series 2014-UBS4, Class XA, 1.44%, 08/10/47 (d)(f)(h)	21,157,188		1,643,914
Series 2014-UBS5, Class XA, 1.26%, 09/10/47 (d)(f)	4,115,060		263,775
Series 2015-CR23, Class XA, 1.16%, 05/10/48 (d)	12,527,391		841,841
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA, 1.12%, 04/15/50 (d)(f)	5,537,718		369,920
Series 2015-C2, Class XA, 1.05%, 06/15/57 (d)(f)	41,742,072		2,579,660
GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 1.03%, 09/10/47 (d)(f)	14,249,133		800,801
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 1.14%, 09/15/47 (d)(f)	2,813,623		180,635
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.44%, 08/15/47 (d)(f)	3,642,243		265,519
Series 2014-C19, Class XA, 1.31%, 12/15/47 (d)(f)	12,911,122		907,652
Series 2015-C22, Class XA, 1.33%, 05/15/46 (d)(f)(h)	40,451,127		3,203,729
Series 2015-C23, Class XA, 0.77%, 07/15/50 (d)(f)(h)	57,945,000		2,856,689
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class XA, 0.93%, 05/15/48 (d)(f)(h)	26,484,211		1,451,335
Series 2015-C29, Class XA, 0.78%, 06/15/48 (d)(f)(h)	124,855,030		6,692,230
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 1.11%, 09/15/57 (d)(f)	1,874,659		116,416

			24,227,394

Total United States			363,985,981

TOTAL MORTGAGE-BACKED SECURITIES (COST $388,598,853)			385,743,154

SOVEREIGN DEBT — 2.2%
Argentina Boden Bonds, 7.00%, 10/03/15 (c)	6,107,000		6,186,391
Argentine Republic Government International Bond,
8.28%, 12/31/33 (a)(j)	5,711,903		5,454,867
8.75%, 06/02/17 (a)(j)	1,000,000		940,000
Ecuador Government International Bond REG S, 10.50%, 03/24/20	2,585,000		2,591,462
Hellenic Republic Government Bond REG S,
3.00%, 02/24/23 - 02/24/42 (c)(f)(i)	8,329,000	EUR	3,659,204
3.38%, 07/17/17 (e)	1,877,000	EUR	1,192,672
4.75%, 04/17/19 (e)	1,449,000	EUR	888,780
Pakistan Government International Bond REG S, 6.75%, 12/03/19	$2,842,000		2,913,223
Perusahaan Penerbit SBSN Indonesia III REG S, 4.33%, 05/28/25	1,249,000		1,216,276
Republic of Cyprus REG S, 3.88%, 05/06/22	4,482,000	EUR	5,009,577
Republic of Iraq REG S, 5.80%, 01/15/28	$5,027,000		4,064,832
Republic of Venezuela REG S, 5.75%, 02/26/16	1,191,000		984,064
Russian Federation REG S, 5.63%, 04/04/42	6,600,000		6,204,000

TOTAL SOVEREIGN DEBT (COST $43,269,608)			41,305,348

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.6%
United States — 0.6%
Interest Only Collateralized Mortgage Obligations (Residential) — 0.3%
Federal Home Loan Mortgage Corp., Series 4123, Class IP, 4.50%, 07/15/42 (d)	$16,385,064	$3,703,024
Federal National Mortgage Association,
Series 2012-12, Class PI, 4.50%, 08/25/40 (d)	5,994,615	1,035,270
Series 2012-55, Class ID, 4.50%, 05/25/42 (d)	6,851,411	1,479,905

		6,218,199

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 0.3%
Federal Home Loan Mortgage Corp., Series 4132, Class ES, 5.96%, 11/15/42 (d)(f)	8,909,463	2,065,213
Federal National Mortgage Association,
Series 2012-111, Class ES, 5.96%, 12/25/41 (d)(f)	9,333,008	1,802,204
Series 2012-144, Class SD, 5.91%, 01/25/43 (d)(f)	4,614,984	1,077,599
Government National Mortgage Association,
Series 2009-101, Class SB, 6.26%, 08/20/39 (d)(f)	1,028,751	174,373
Series 2011-56, Class SI, 6.46%, 04/20/41 (d)(f)	899,938	167,029

		5,286,418

Total United States		11,504,617

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $11,534,914)		11,504,617

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.1%
Financial Select Sector SPDR Fund	5,691	138,747
iShares China Large-Cap ETF	1,634	75,327
iShares MSCI Japan ETF	29,170	373,668
iShares MSCI Taiwan ETF	3,616	57,060
iShares Russell 2000 ETF (d)	3,227	402,923

TOTAL EXCHANGE-TRADED FUND (COST $970,378)		1,047,725

INVESTMENT IN INVESTEE FUND — 0.0%
Channel Islands — 0.0%
Pershing Square Holdings Ltd/Fund (a)	8,000	218,880

TOTAL INVESTMENT IN INVESTEE FUND (COST $221,564)		218,880

RIGHTS — 0.0%
Spain— 0.0%
Engineering & Construction Services — 0.0%
Abertis Infraestructuras SA (a)	3,270	2,698

TOTAL RIGHTS (COST $2,831)		2,698

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.4%
Exchange-Traded Call Options — 0.1%
Alstom SA Strike Price 27.00 EUR Expires 09/18/15	254	37,662
Alstom SA Strike Price 28.00 EUR Expires 09/18/15	897	125,003
Apple, Inc. Strike Price 127.00 USD Expires 07/31/15	1,266	408,918
Apple, Inc. Strike Price 129.00 USD Expires 07/31/15	195	46,800
Cap Gemini SA Strike Price 84.00 EUR Expires 07/17/15	85	10,613
Cap Gemini SA Strike Price 80.00 EUR Expires 07/17/15	84	21,305
Cap Gemini SA Strike Price 86.00 EUR Expires 07/17/15	90	5,468
DAX Index Strike Price 11,600.00 EUR Expires 07/03/15	80	8,919
Facebook, Inc. Strike Price 80.00 USD Expires 01/15/16	177	184,080
Facebook, Inc. Strike Price 60.00 USD Expires 01/15/16	512	1,379,840
iShares U.S. Real Estate ETF Strike Price 72.50 USD Expires 07/10/15	522	20,880

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Contracts		Value
Liberty Global PLC Strike Price 60.00 USD Expires 01/15/16	790		$193,550
Liberty Global PLC Strike Price 62.50 USD Expires 01/15/16	460		80,500
Nokia Oyj Strike Price 6.60 EUR Expires 07/17/15	897		9,000
Nokia Oyj Strike Price 7.00 EUR Expires 07/17/15	878		5,873
Vodafone Group PLC Strike Price 2.55 GBP Expires 08/21/15	1,621		57,307
Vodafone Group PLC Strike Price 2.50 GBP Expires 09/18/15	593		46,588

			2,642,306

Exchange-Traded Put Options — 0.3%
DAX Index Strike Price 11,300.00 EUR Expires 07/17/15	17		46,433
DAX Index Strike Price 10,800.00 EUR Expires 07/17/15	37		42,693
Euro Stoxx 50 Index Strike Price 3,500.00 EUR Expires 07/17/15	25		36,428
Euro Stoxx 50 Index Strike Price 3,550.00 EUR Expires 07/17/15	38		67,571
Euro Stoxx 50 Index Strike Price 3,375.00 EUR Expires 08/21/15	13		16,406
Euro Stoxx 50 Index Strike Price 3,450.00 EUR Expires 09/18/15	103		191,191
Eurodollar Futures Strike Price 99.50 USD Expires 09/14/15	148		3,700
iShares Russell 2000 ETF Strike Price 112.00 USD Expires 01/15/16	633		223,766
S&P 500 E-Mini Index Strike Price 2,050.00 USD Expires 07/17/15	25		35,625
S&P 500 E-Mini Index Strike Price 2,060.00 USD Expires 07/17/15	25		38,750
S&P 500 E-Mini Index Strike Price 2,050.00 USD Expires 08/21/15	127		298,450
S&P 500 Index Strike Price 1,875.00 USD Expires 09/18/15	115		256,450
S&P 500 Index Strike Price 2,100.00 USD Expires 07/17/15	595		2,912,525
S&P 500 Index Strike Price 1,975.00 USD Expires 06/30/15	116		232
S&P 500 Index Strike Price 2,000.00 USD Expires 07/10/15	108		98,280
S&P 500 Index Strike Price 2,040.00 USD Expires 07/10/15	66		130,020
S&P 500 Index Strike Price 2,050.00 USD Expires 07/10/15	104		222,560
S&P 500 Index Strike Price 2,060.00 USD Expires 07/02/15	52		55,848

			4,676,928

Security Description	Notional Amount		Value
FX OTC Call Options — 0.0%
USD/CNH Currency Strike Price 6.40 CNH Expires 11/06/17 Counterparty Morgan Stanley Capital Services LLC	4,620,000	USD	146,172
USD/JPY Currency Strike Price 124.00 JPY Expires 01/12/16 Counterparty Morgan Stanley Capital Services LLC	3,170,000	USD	58,702

			204,874

Security Description	Contracts		Value
OTC Put Options — 0.0%
Financial Select Sector SPDR Strike Price 22.50 USD Expires 01/13/16 Counterparty Morgan Stanley & Co. International plc	532,300		279,531
iShares Trust Strike Price 111.00 USD Expires 09/18/15 Counterparty Morgan Stanley & Co. International plc	63,700		75,274
KOSPI 200 Index Strike Price 232.83 KRW Expires 09/10/15 Counterparty JPMorgan Chase Bank N.A.	35,213,668		35,039

			389,844

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $8,774,121)			7,913,952

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Contracts	Value
TOTAL INVESTMENTS IN SECURITIES— 81.3% (COST $1,541,432,731) (l)		$1,534,066,202

TOTAL SECURITIES SOLD SHORT— (21.3)% (PROCEEDS $411,032,157)		(403,437,700)

Other Assets (m) — 40.0%		754,648,167

Net Assets — 100.0%		$1,885,276,669

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$1,541,432,731

Gross unrealized appreciation		$26,648,379
Gross unrealized depreciation		(34,014,908)

Net unrealized depreciation		$(7,366,529)

Security Description	Shares	Value
SECURITIES SOLD SHORT — (21.3)%
COMMON STOCK — (17.6)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	5,700	(29,982)

Total Argentina		(29,982)

Australia — (0.0)%
Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	11,000	(447,810)

Total Australia		(447,810)

Belgium — (0.0)%
Software — (0.0)%
Materialise NV ADR	1,800	(16,371)

Total Belgium		(16,371)

Bermuda — (0.1)%
Insurance — (0.0)%
Montpelier Re Holdings Ltd.	9,800	(387,100)

Transportation & Logistics — (0.1)%
Golar LNG Ltd.	17,800	(833,040)
Teekay Corp.	600	(25,692)

		(858,732)

Total Bermuda		(1,245,832)

Brazil — (0.1)%
Banking — (0.0)%
Banco Bradesco SA ADR	28,407	(260,208)
Banco Santander Brasil SA ADR	1,900	(10,336)

		(270,544)

Chemicals — (0.0)%
Braskem SA ADR	300	(2,598)

Consumer Products — (0.0)%
BRF SA ADR	4,300	(89,913)

Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	3,200	(43,552)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Home & Office Products — (0.0)%
Gafisa SA ADR	600	$(918)

Iron & Steel — (0.1)%
Cia Siderurgica Nacional SA ADR	83,000	(136,950)
Vale SA ADR	217,100	(1,278,719)

		(1,415,669)

Oil, Gas & Coal — (0.0)%
Petroleo Brasileiro SA ADR	2,200	(19,910)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	27,300	(64,701)

Telecommunications — (0.0)%
Oi SA ADR	141,140	(269,577)
Tim Participacoes SA ADR	100	(1,636)

		(271,213)

Total Brazil		(2,179,018)

Canada — (1.1)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	18,200	(604,968)

Automotive — (0.0)%
Westport Innovations, Inc.	3,100	(14,694)

Banking — (0.4)%
Bank of Montreal	7,900	(468,312)
Bank of Nova Scotia	11,400	(588,582)
Canadian Imperial Bank of Commerce	4,600	(339,112)
Royal Bank of Canada	27,900	(1,706,085)
Royal Bank of Canada	34,126	(2,086,905)
Toronto-Dominion Bank	25,615	(1,087,766)
Toronto-Dominion Bank	28,800	(1,224,288)

		(7,501,050)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	2,100	(590)
Tekmira Pharmaceuticals Corp.	11,500	(136,390)

		(136,980)

Engineering & Construction Services — (0.0)%
Stantec, Inc.	100	(2,923)

Hardware — (0.1)%
Blackberry Ltd.	73,800	(603,684)
DragonWave, Inc.	100	(53)
Sierra Wireless, Inc.	4,900	(121,814)

		(725,551)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	14,300	(399,256)

Insurance — (0.0)%
Manulife Financial Corp.	25,300	(470,327)
Sun Life Financial, Inc.	3,200	(106,880)

		(577,207)

Iron & Steel — (0.0)%
Turquoise Hill Resources Ltd.	21,600	(81,864)

Media — (0.0)%
Shaw Communications, Inc. B Shares	4,100	(89,339)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Medical Equipment/Devices — (0.0)%
Novadaq Technologies, Inc.	500	$(6,055)

Metals & Mining — (0.2)%
Agnico Eagle Mines Ltd.	14,100	(400,017)
B2GOLD Corp.	500	(765)
Barrick Gold Corp.	2,700	(28,782)
Endeavour Silver Corp.	8,800	(17,512)
First Majestic Silver Corp.	16,700	(80,661)
Franco-Nevada Corp.	3,100	(147,715)
Goldcorp, Inc.	92,000	(1,490,400)
IAMGOLD Corp.	1,900	(3,800)
New Gold, Inc.	400	(1,076)
NOVAGOLD Resources, Inc.	19,200	(65,664)
Pan American Silver Corp.	30,300	(260,277)
Pretium Resources, Inc.	700	(3,794)
Primero Mining Corp.	8,100	(31,509)
Seabridge Gold, Inc.	20,100	(122,811)
Silver Wheaton Corp.	9,100	(157,794)
Teck Resources Ltd.	3,100	(30,721)
Yamana Gold, Inc.	13,100	(39,300)

		(2,882,598)

Oil, Gas & Coal — (0.2)%
Baytex Energy Corp.	30,500	(475,190)
Bellatrix Exploration Ltd.	1,000	(2,330)
Canadian Natural Resources Ltd.	7,400	(200,984)
Cenovus Energy, Inc.	4,800	(76,848)
Crescent Point Energy Corp.	3,600	(73,728)
Enbridge, Inc.	17,600	(823,504)
Encana Corp.	25,200	(277,704)
Enerplus Corp.	32,500	(285,675)
Imperial Oil Ltd.	3,800	(146,756)
Pembina Pipeline Corp.	9,300	(300,390)
Pengrowth Energy Corp.	30,200	(75,198)
Penn West Petroleum Ltd.	13,600	(23,528)
Precision Drilling Corp.	20,600	(138,432)
TransCanada Corp.	19,600	(796,152)
Vermilion Energy, Inc.	1,400	(60,466)

		(3,756,885)

Real Estate — (0.1)%
Brookfield Asset Management, Inc. Class A	23,850	(833,080)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	18,300	(38,247)

Software — (0.0)%
Open Text Corp.	8,900	(360,717)

Technology Services — (0.0)%
CGI Group, Inc. Class A	11,200	(437,696)

Telecommunications — (0.1)%
BCE, Inc.	16,300	(692,750)
Rogers Communications, Inc. B Shares	16,500	(586,245)
TELUS Corp.	5,200	(179,088)

		(1,458,083)

Transportation & Logistics — (0.0)%
Canadian National Railway Co.	5,800	(334,950)

Utilities — (0.0)%
Just Energy Group, Inc.	100	(521)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
TransAlta Corp.	600	$(4,650)

		(5,171)

Waste & Environmental Service Equipment & Facility — (0.0)%
Denison Mines Corp.	300	(225)

Total Canada		(20,247,539)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	1,500	(19,530)

Total Cayman Islands		(19,530)

Chile — (0.0)%
Banking — (0.0)%
Banco Santander Chile ADR	5,000	(101,250)

Consumer Products — (0.0)%
Cia Cervecerias Unidas SA ADR	100	(2,118)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	42,500	(299,200)

Retail - Consumer Staples — (0.0)%
Cencosud SA ADR	300	(2,163)

Total Chile		(404,731)

China — (0.5)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	17,100	(154,584)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	9,000	(223,290)

Media — (0.4)%
Leju Holdings Ltd. ADR	300	(2,505)
Qihoo 360 Technology Co. Ltd. ADR	47,700	(3,228,813)
SouFun Holdings Ltd. ADR	225,900	(1,899,819)
Weibo Corp. ADR	9,300	(159,402)
Youku Tudou, Inc. ADR	71,500	(1,753,895)

		(7,044,434)

Oil, Gas & Coal — (0.0)%
PetroChina Co. Ltd. ADR	1,300	(144,053)
Yanzhou Coal Mining Co. Ltd. ADR	700	(5,425)

		(149,478)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	21,500	(634,680)
ReneSola Ltd. ADR	11,900	(16,303)
Yingli Green Energy Holding Co. Ltd. ADR	44,200	(54,366)

		(705,349)

Retail Discretionary — (0.1)%
Alibaba Group Holding Ltd. ADR	1,000	(82,270)
E-Commerce China Dangdang, Inc. A Shares ADR	4,400	(39,556)
JD.com, Inc. ADR	30,600	(1,043,460)
Jumei International Holding Ltd. ADR	6,500	(148,460)
LightInTheBox Holding Co. Ltd. ADR	500	(2,300)

		(1,316,046)

Software — (0.0)%
iDreamsky Technology Ltd. ADR	1,000	(12,530)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
NQ Mobile, Inc. ADR	41,800	$(220,704)

		(233,234)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	15,700	(322,164)

Total China		(10,148,579)

Colombia — (0.1)%
Asset Management — (0.0)%
Grupo Aval Acciones y Valores SA ADR	2,400	(23,496)

Banking — (0.1)%
Bancolombia SA ADR	19,100	(821,300)

Oil, Gas & Coal — (0.0)%
Ecopetrol SA ADR	100	(1,326)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	9,400	(96,256)

Total Colombia		(942,378)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	200	(1,026)

Total Cyprus		(1,026)

Denmark — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Novo Nordisk A/S B Shares	34,830	(1,897,670)

Total Denmark		(1,897,670)

France — (0.0)%
Hardware — (0.0)%
Alcatel-Lucent	6,194	(22,567)

Total France		(22,567)

Germany — (0.1)%
Banking — (0.0)%
Deutsche Bank AG	34,200	(1,031,472)

Hardware — (0.0)%
voxeljet AG ADR	5,600	(38,304)

Health Care Facilities/Services — (0.0)%
Fresenius Medical Care AG & Co. KGaA ADR	200	(8,318)

Semiconductors — (0.0)%
Aixtron SE ADR	100	(674)

Software — (0.1)%
SAP SE ADR	16,800	(1,179,864)

Total Germany		(2,258,632)

Greece — (0.0)%
Banking — (0.0)%
National Bank of Greece SA ADR	100	(105)

Oil, Gas & Coal — (0.0)%
DryShips, Inc.	21,700	(13,046)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	200	(421)
Safe Bulkers, Inc.	200	(644)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Star Bulk Carriers Corp.	10,300	$(30,282)

		(31,347)

Total Greece		(44,498)

Hong Kong — (0.1)%
Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	81,000	(1,590,030)

Total Hong Kong		(1,590,030)

India — (0.1)%
Banking — (0.1)%
HDFC Bank Ltd. ADR	17,100	(1,035,063)

Biotechnology & Pharmaceuticals — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	1,000	(55,320)

Media — (0.0)%
MakeMyTrip Ltd.	400	(7,872)

Technology Services — (0.0)%
Wipro Ltd. ADR	1,000	(11,970)

Total India		(1,110,225)

Ireland — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR	19,300	(47,478)

Total Ireland		(47,478)

Israel — (0.0)%
Aerospace & Defense — (0.0)%
RADA Electronic Industries Ltd.	600	(1,164)

Biotechnology & Pharmaceuticals — (0.0)%
Alcobra Ltd.	600	(3,924)
Oramed Pharmaceuticals, Inc.	588	(3,337)

		(7,261)

Chemicals — (0.0)%
Israel Chemicals Ltd.	1,200	(8,376)

Consumer Products — (0.0)%
SodaStream International Ltd.	900	(19,017)

Medical Equipment/Devices — (0.0)%
ReWalk Robotics Ltd.	300	(3,342)

Semiconductors — (0.0)%
Tower Semiconductor Ltd.	100	(1,544)

Total Israel		(40,704)

Japan — (0.1)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	1,500	(200,625)

Hardware — (0.1)%
Canon, Inc. ADR	6,600	(213,906)
Sony Corp. ADR	12,100	(343,519)

		(557,425)

Telecommunications — (0.0)%
Nippon Telegraph & Telephone Corp. ADR	4,000	(145,160)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
NTT Docomo, Inc. ADR	6,200	$(118,606)

		(263,766)

Total Japan		(1,021,816)

Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd.	24,200	(482,790)
Navios Maritime Holdings, Inc.	15,400	(57,288)
Scorpio Tankers, Inc.	46,500	(469,185)

Total Monaco		(1,009,263)

Netherlands — (0.3)%
Banking — (0.0)%
ING Groep NV ADR	30,200	(500,716)

Metals & Mining — (0.0)%
Constellium NV Class A	600	(7,098)

Retail Discretionary — (0.0)%
Cnova NV	3,700	(20,461)

Semiconductors — (0.0)%
ASML Holding NV New York Shares	6,600	(687,258)

Specialty Finance — (0.3)%
AerCap Holdings NV	108,700	(4,977,373)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	32,300	(160,531)

Total Netherlands		(6,353,437)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	2,800	(3,332)

Transportation & Logistics — (0.0)%
Frontline Ltd.	24,100	(58,804)
Golden Ocean Group Ltd.	7,400	(28,490)
Nordic American Offshore Ltd.	200	(1,628)

		(88,922)

Total Norway		(92,254)

Peru — (0.0)%
Metals & Mining — (0.0)%
Southern Copper Corp.	30,900	(908,769)

Total Peru		(908,769)

Philippines — (0.0)%
Telecommunications — (0.0)%
Philippine Long Distance Telephone Co. ADR	300	(18,690)

Total Philippines		(18,690)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	1,300	(42,731)

Telecommunications — (0.0)%
KT Corp. ADR	1,800	(22,806)

Utilities — (0.0)%
Korea Electric Power Corp. ADR	5,700	(116,052)

Total Republic of Korea		(181,589)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Russia — (0.0)%
Media — (0.0)%
Yandex NV A Shares	100	$(1,522)

Total Russia		(1,522)

South Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd. ADR	100	(895)

Total South Africa		(895)

Sweden — (0.0)%
Automotive — (0.0)%
Autoliv, Inc.	3,500	(408,625)

Total Sweden		(408,625)

Switzerland — (0.2)%
Asset Management — (0.0)%
UBS Group AG	14,000	(296,800)

Biotechnology & Pharmaceuticals — (0.1)%
Novartis AG	29,440	(2,901,648)
Novartis AG ADR	200	(19,668)

		(2,921,316)

Electrical Equipment — (0.0)%
ABB Ltd. ADR	11,600	(242,208)

Hardware — (0.0)%
Logitech International SA	200	(2,932)

Institutional Financial Service — (0.1)%
Credit Suisse Group AG ADR	36,183	(998,651)

Total Switzerland		(4,461,907)

Taiwan — (0.0)%
Telecommunications — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	5,100	(162,792)

Total Taiwan		(162,792)

United Kingdom — (0.1)%
Automotive — (0.0)%
Fiat Chrysler Automobiles NV	500	(7,265)

Banking — (0.0)%
Barclays PLC ADR	6,704	(110,214)

Machinery — (0.1)%
Pentair PLC	17,000	(1,168,750)

Media — (0.0)%
WPP PLC ADR	300	(33,816)

Semiconductors — (0.0)%
ARM Holdings PLC ADR	6,600	(325,182)

Total United Kingdom		(1,645,227)

United States — (14.5)%
Aerospace & Defense — (0.0)%
Harris Corp.	18	(1,384)
Rockwell Collins, Inc.	200	(18,470)
Sturm Ruger & Co., Inc.	2,900	(166,605)
Taser International, Inc.	18,900	(629,559)

		(816,018)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Apparel & Textile Products — (0.1)%
Columbia Sportswear Co.	200	$(12,092)
Iconix Brand Group, Inc.	35,000	(873,950)
Lakeland Industries, Inc.	100	(1,144)
Quiksilver, Inc.	13,200	(8,749)
Wolverine World Wide, Inc.	5,800	(165,184)

		(1,061,119)

Asset Management — (0.2)%
Artisan Partners Asset Management, Inc. Class A	13,800	(641,148)
Charles Schwab Corp. (The)	6,500	(212,225)
Federated Investors, Inc. Class B	300	(10,047)
Janus Capital Group, Inc.	45,300	(775,536)
Leucadia National Corp.	59,300	(1,439,804)
Medley Capital Corp.	20,100	(179,091)
NorthStar Asset Management Group, Inc.	400	(7,396)
TD Ameritrade Holding Corp.	3,900	(143,598)
WisdomTree Investments, Inc.	1,100	(24,161)

		(3,433,006)

Automotive — (0.3)%
American Axle & Manufacturing Holdings, Inc.	6,600	(138,006)
Federal-Mogul Holdings Corp.	809	(9,182)
Gentherm, Inc.	2,100	(115,311)
Mobileye NV	13,400	(712,478)
Quantum Fuel Systems Technologies Worldwide, Inc.	5,900	(13,039)
Tesla Motors, Inc.	19,100	(5,123,766)

		(6,111,782)

Banking — (1.2)%
Banc of California, Inc.	3,100	(42,625)
Bank of America Corp.	304,800	(5,187,696)
BOK Financial Corp.	900	(62,622)
Citigroup, Inc.	94,100	(5,198,084)
Commerce Bancshares, Inc.	1,200	(56,124)
ConnectOne Bancorp, Inc.	23	(495)
EverBank Financial Corp.	1,800	(35,370)
First Horizon National Corp.	29,600	(463,832)
First Niagara Financial Group, Inc.	2,300	(21,712)
FirstMerit Corp.	400	(8,332)
JPMorgan Chase & Co.	79,100	(5,359,816)
MB Financial, Inc.	1,736	(59,788)
PNC Financial Services Group, Inc.	18,700	(1,788,655)
TFS Financial Corp.	10,352	(174,121)
Umpqua Holdings Corp.	1,800	(32,382)
Valley National Bancorp	2,000	(20,620)
Washington Federal, Inc.	400	(9,340)
Webster Financial Corp.	100	(3,955)
Wells Fargo & Co.	63,800	(3,588,112)

		(22,113,681)

Biotechnology & Pharmaceuticals — (2.6)%
ACADIA Pharmaceuticals, Inc.	16,000	(670,080)
AcelRx Pharmaceuticals, Inc.	3,000	(12,720)
Achillion Pharmaceuticals, Inc.	3,600	(31,896)
Actinium Pharmaceuticals, Inc.	2,800	(7,420)
Advaxis, Inc.	2,500	(50,825)
Aegerion Pharmaceuticals, Inc.	19,400	(368,018)
Aerie Pharmaceuticals, Inc.	12,300	(217,095)
Agenus, Inc.	1,600	(13,808)
Akebia Therapeutics, Inc.	2,100	(21,609)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Alexion Pharmaceuticals, Inc.	6,419	$(1,160,363)
Alkermes PLC	1,100	(70,774)
Allergan PLC	16,770	(5,089,024)
Alnylam Pharmaceuticals, Inc.	22,880	(2,742,626)
Amicus Therapeutics, Inc.	9,600	(135,840)
Ampio Pharmaceuticals, Inc.	12,700	(30,099)
ANI Pharmaceuticals, Inc.	900	(55,845)
Antares Pharma, Inc.	5,600	(11,648)
Anthera Pharmaceuticals, Inc.	200	(1,724)
Aratana Therapeutics, Inc.	200	(3,024)
Arena Pharmaceuticals, Inc.	25,900	(120,176)
Arrowhead Research Corp.	33,000	(235,950)
AVEO Pharmaceuticals, Inc.	200	(348)
BIND Therapeutics, Inc.	600	(3,354)
BioDelivery Sciences International, Inc.	6,900	(54,924)
Bristol-Myers Squibb Co. (d)	97,800	(6,507,612)
Caladrius Biosciences, Inc.	10,800	(20,196)
Calithera Biosciences, Inc.	100	(714)
Catalyst Pharmaceutical Partners, Inc.	1,700	(7,021)
Celldex Therapeutics, Inc.	26,100	(658,242)
Cempra, Inc.	500	(17,180)
Clovis Oncology, Inc.	2,800	(246,064)
Conatus Pharmaceuticals, Inc.	5,600	(28,840)
Concert Pharmaceuticals, Inc.	200	(2,978)
CTI BioPharma Corp.	12,800	(24,960)
CytRx Corp.	41,000	(152,520)
Dicerna Pharmaceuticals, Inc.	1,000	(13,950)
Discovery Laboratories, Inc.	600	(408)
Dynavax Technologies Corp.	1,030	(24,128)
Eli Lilly & Co.	88,210	(7,364,653)
Enanta Pharmaceuticals, Inc.	8,300	(373,417)
Endo International PLC (d)	37,130	(2,957,405)
Endocyte, Inc.	16,400	(85,116)
EPIRUS Biopharmaceuticals, Inc.	300	(1,713)
Epizyme, Inc.	3,900	(93,600)
Exelixis, Inc.	9,200	(34,592)
FibroGen, Inc.	300	(7,050)
Fortress Biotech, Inc.	100	(336)
Galectin Therapeutics, Inc.	1,700	(4,641)
Galena Biopharma, Inc.	58,800	(99,960)
Geron Corp.	6,800	(29,104)
Gilead Sciences, Inc. (d)	9,400	(1,100,552)
Halozyme Therapeutics, Inc.	3,000	(67,740)
Heron Therapeutics, Inc.	6,500	(202,540)
Idera Pharmaceuticals, Inc.	11,200	(41,552)
IGI Laboratories, Inc.	13,800	(86,940)
ImmunoGen, Inc.	2,100	(30,198)
Infinity Pharmaceuticals, Inc.	300	(3,285)
Inovio Pharmaceuticals, Inc.	40,000	(326,400)
Intercept Pharmaceuticals, Inc.	4,000	(965,520)
Intrexon Corp.	1,500	(73,200)
Isis Pharmaceuticals, Inc.	33,510	(1,928,500)
Johnson & Johnson	11,170	(1,088,628)
Juno Therapeutics, Inc.	100	(5,333)
Karyopharm Therapeutics, Inc.	4,600	(125,166)
Keryx Biopharmaceuticals, Inc.	73,600	(734,528)
Kite Pharma, Inc.	7,000	(426,790)
Lexicon Pharmaceuticals, Inc.	2,285	(18,394)
MannKind Corp.	18,700	(106,403)
Mast Therapeutics, Inc.	8,000	(3,920)
NanoViricides, Inc.	400	(692)
Nektar Therapeutics	2,900	(36,279)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Neuralstem, Inc.	4,000	$(7,760)
Northwest Biotherapeutics, Inc.	3,800	(37,734)
Ohr Pharmaceutical, Inc.	100	(251)
OncoMed Pharmaceuticals, Inc.	200	(4,500)
Oncothyreon, Inc.	2,400	(8,976)
Orexigen Therapeutics, Inc.	15,800	(78,210)
Organovo Holdings, Inc.	53,400	(201,318)
OXiGENE, Inc.	9,300	(13,020)
Pacira Pharmaceuticals, Inc.	3,200	(226,304)
Peregrine Pharmaceuticals, Inc.	2,400	(3,144)
Pernix Therapeutics Holdings, Inc.	5,700	(33,744)
Pfizer, Inc.	57,200	(1,917,916)
Pluristem Therapeutics, Inc.	100	(252)
Progenics Pharmaceuticals, Inc.	4,700	(35,062)
Provectus Biopharmaceuticals, Inc. Class A	1,400	(756)
Regeneron Pharmaceuticals, Inc.	8,370	(4,269,788)
Regulus Therapeutics, Inc.	200	(2,192)
Relypsa, Inc.	900	(29,781)
Repros Therapeutics, Inc.	12,200	(87,230)
Rexahn Pharmaceuticals, Inc.	25,900	(15,739)
RXI Pharmaceuticals	693	(340)
Sarepta Therapeutics, Inc.	17,500	(532,525)
StemCells, Inc.	7,982	(4,314)
Sunesis Pharmaceuticals, Inc.	100	(301)
Supernus Pharmaceuticals, Inc.	10,400	(176,592)
Synergy Pharmaceuticals, Inc.	58,100	(482,230)
Synta Pharmaceuticals Corp.	21,100	(47,053)
Synthetic Biologics, Inc.	8,800	(25,080)
Tenax Therapeutics, Inc.	1,700	(6,273)
TG Therapeutics, Inc.	4,300	(71,337)
TherapeuticsMD, Inc.	5,900	(46,374)
Theravance, Inc.	14,000	(252,980)
Threshold Pharmaceuticals, Inc.	2,900	(11,716)
Tonix Pharmaceuticals Holding Corp.	1,000	(8,970)
Valeant Pharmaceuticals International, Inc.	13,260	(2,945,709)
Verastem, Inc.	700	(5,278)
Versartis, Inc.	100	(1,522)
VIVUS, Inc.	36,800	(86,848)
XOMA Corp.	15,200	(58,976)
ZIOPHARM Oncology, Inc.	1,497	(17,964)
Zogenix, Inc.	5,800	(9,744)

		(49,003,953)

Chemicals — (0.2)%
Albemarle Corp.	7,075	(391,035)
Amyris, Inc.	100	(195)
Balchem Corp.	4,800	(267,456)
BioAmber, Inc.	100	(860)
iBio, Inc.	2,100	(1,995)
Koppers Holdings, Inc.	1,100	(27,192)
Marrone Bio Innovations, Inc.	100	(198)
Platform Specialty Products Corp.	66,000	(1,688,280)
Polypore International, Inc.	2,200	(131,736)
Praxair, Inc.	1,900	(227,145)
Rayonier Advanced Materials, Inc.	600	(9,756)
Rentech, Inc.	3,000	(3,210)
Tronox Ltd. Class A	26,200	(383,306)

		(3,132,364)

Commercial Services — (0.1)%
ADT Corp.	30,200	(1,013,814)
Care.com, Inc.	1,300	(7,696)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
CEB, Inc.	200	$(17,412)
Civeo Corp.	1,200	(3,684)
HMS Holdings Corp.	900	(15,453)
InterCloud Systems, Inc.	34,040	(90,546)
Rollins, Inc.	150	(4,280)

		(1,152,885)

Construction Materials — (0.0)%
Louisiana-Pacific Corp.	900	(15,327)
Martin Marietta Materials, Inc.	30	(4,245)
MDU Resources Group, Inc.	4,100	(80,073)
Ply Gem Holdings, Inc.	2,400	(28,296)
Trex Co., Inc.	400	(19,772)
USG Corp.	2,400	(66,696)

		(214,409)

Consumer Products — (0.3)%
22nd Century Group, Inc.	1,000	(940)
Avon Products, Inc.	166,400	(1,041,664)
Campbell Soup Co.	2,800	(133,420)
Dean Foods Co.	300	(4,851)
Elizabeth Arden, Inc.	500	(7,130)
Hain Celestial Group, Inc.	2,600	(171,236)
Hormel Foods Corp.	600	(33,822)
Kellogg Co.	22,600	(1,417,020)
Keurig Green Mountain, Inc.	12,100	(927,223)
McCormick & Co., Inc.	3,200	(259,040)
Procter & Gamble Co.	11,600	(907,584)
Senomyx, Inc.	1,400	(7,504)
Snyder’s-Lance, Inc.	1,000	(32,270)
TreeHouse Foods, Inc.	3,200	(259,296)

		(5,203,000)

Consumer Services — (0.0)%
Weight Watchers International, Inc.	16,600	(80,510)

Containers & Packaging — (0.0)%
Silgan Holdings, Inc.	100	(5,276)

Distributors - Consumer Staples — (0.0)%
Core-Mark Holding Co., Inc.	1,000	(59,250)

Electrical Equipment — (0.2)%
AMETEK, Inc.	1,300	(71,214)
Capstone Turbine Corp.	50,100	(20,576)
Cognex Corp.	400	(19,240)
Energous Corp.	3,400	(26,180)
Generac Holdings, Inc.	1,000	(39,750)
General Cable Corp.	4,300	(84,839)
General Electric Co.	143,900	(3,823,423)
Revolution Lighting Technologies, Inc.	7,900	(9,164)

		(4,094,386)

Engineering & Construction Services — (0.0)%
KBR, Inc.	700	(13,636)

Gaming, Lodging & Restaurants — (0.6)%
Cheesecake Factory, Inc.	1,900	(103,616)
El Pollo Loco Holdings, Inc.	6,100	(126,331)
Las Vegas Sands Corp.	48,800	(2,565,416)
McDonald’s Corp.	37,800	(3,593,646)
Panera Bread Co. Class A	700	(122,339)
Texas Roadhouse, Inc.	400	(14,972)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Wynn Resorts Ltd.	52,600	$(5,190,042)
Yum! Brands, Inc.	320	(28,826)

		(11,745,188)

Hardware — (0.2)%
3D Systems Corp.	99,900	(1,950,048)
A10 Networks, Inc.	1,700	(10,948)
Aerohive Networks, Inc.	2,000	(13,960)
Control4 Corp.	400	(3,556)
Digital Ally, Inc.	2,400	(33,216)
ExOne Co.	5,900	(65,490)
Extreme Networks, Inc.	200	(538)
FEI Co.	300	(24,879)
Identiv, Inc.	1,200	(7,068)
Infinera Corp.	200	(4,196)
Lexmark International, Inc. Class A	1,100	(48,620)
MicroVision, Inc.	16,200	(48,600)
Neonode, Inc.	4,700	(13,865)
Nimble Storage, Inc.	4,900	(137,494)
Novatel Wireless, Inc.	1,300	(4,225)
NXT-ID, Inc.	100	(239)
Ruckus Wireless, Inc.	9,400	(97,196)
Silicon Graphics International Corp.	200	(1,294)
Synaptics, Inc.	9,100	(789,288)
Turtle Beach Corp.	1,600	(3,648)
Ubiquiti Networks, Inc.	14,000	(446,810)
Uni-Pixel, Inc.	1,000	(2,570)
Violin Memory, Inc.	200	(490)

		(3,708,238)

Health Care Facilities/Services — (0.6)%
Acadia Healthcare Co., Inc.	5,400	(422,982)
Aetna, Inc.	5,900	(752,014)
Amsurg Corp.	5,100	(356,745)
Anthem, Inc.	8,730	(1,432,942)
BioScrip, Inc.	7,200	(26,136)
Brookdale Senior Living, Inc.	14,291	(495,898)
Cardinal Health, Inc.	20,910	(1,749,122)
Community Health Systems, Inc.	700	(44,079)
Diplomat Pharmacy, Inc.	900	(40,275)
ExamWorks Group, Inc.	700	(27,370)
HealthEquity, Inc.	1,000	(32,050)
Kindred Healthcare, Inc.	49	(994)
Omnicare, Inc.	25,200	(2,375,100)
OvaScience, Inc.	4,500	(130,185)
Quest Diagnostics, Inc.	7,600	(551,152)
UnitedHealth Group, Inc.	28,780	(3,511,160)

		(11,948,204)

Home & Office Products — (0.4)%
Beazer Homes USA, Inc.	24,400	(486,780)
Century Communities, Inc.	100	(2,013)
Green Brick Partners, Inc.	2,200	(24,090)
Hovnanian Enterprises, Inc. Class A	135,600	(360,696)
KB Home	80,200	(1,331,320)
Lennar Corp. Class A	33,900	(1,730,256)
LGI Homes, Inc.	400	(7,912)
M/I Homes, Inc.	2,400	(59,208)
MDC Holdings, Inc.	24,700	(740,259)
Meritage Homes Corp.	1,400	(65,926)
Snap-on, Inc.	12,500	(1,990,625)
Taylor Morrison Home Corp. Class A	10,300	(209,708)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
TRI Pointe Homes, Inc.	71,100	$(1,087,830)
Tupperware Brands Corp.	1,600	(103,264)
William Lyon Homes Class A	7,600	(195,092)

		(8,394,979)

Industrial Services — (0.0)%
MSC Industrial Direct Co., Inc. Class A	100	(6,977)
United Rentals, Inc.	7,700	(674,674)
Wesco Aircraft Holdings, Inc.	1,000	(15,150)

		(696,801)

Institutional Financial Service — (0.5)%
FXCM, Inc. Class A	11,300	(16,385)
Goldman Sachs Group, Inc.	25,200	(5,261,508)
Morgan Stanley	90,000	(3,491,100)
RCS Capital Corp. Class A	33,900	(259,674)
State Street Corp.	400	(30,800)

		(9,059,467)

Insurance — (0.3)%
American International Group, Inc.	80,100	(4,951,782)
Amtrust Financial Services, Inc.	1,800	(117,918)
Arch Capital Group Ltd.	200	(13,392)
CNO Financial Group, Inc.	5,200	(95,420)
HCC Insurance Holdings, Inc.	600	(46,104)
HCI Group, Inc.	600	(26,526)
Markel Corp.	100	(80,068)
MBIA, Inc.	200	(1,202)
Torchmark Corp.	2,349	(136,759)

		(5,469,171)

Iron & Steel — (0.0)%
AK Steel Holding Corp.	93,500	(361,845)
Allegheny Technologies, Inc.	900	(27,180)
AM Castle & Co.	700	(4,319)
Cliffs Natural Resources, Inc.	109,500	(474,135)
United States Steel Corp.	1,600	(32,992)
Walter Energy, Inc.	24,800	(5,406)

		(905,877)

Leisure Products — (0.0)%
Brunswick Corp.	800	(40,688)
Mattel, Inc.	400	(10,276)
Thor Industries, Inc.	300	(16,884)
Winnebago Industries, Inc.	8,600	(202,874)

		(270,722)

Machinery — (0.0)%
Adept Technology, Inc.	1,100	(7,920)
Arotech Corp.	200	(482)
Colfax Corp.	10,300	(475,345)
Deere & Co.	1,800	(174,690)
Graco, Inc.	100	(7,103)
IDEX Corp.	100	(7,858)
Oshkosh Corp.	3,400	(144,092)
Power Solutions International, Inc.	1,100	(59,422)

		(876,912)

Manufactured Goods — (0.0)%
EnPro Industries, Inc.	3,000	(171,660)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Proto Labs, Inc.	5,200	$(350,896)

		(522,556)

Media — (1.0)%
Angie’s List, Inc.	17,400	(107,184)
Cablevision Systems Corp. Class A	900	(21,546)
Coupons.com, Inc.	4,400	(47,476)
Cumulus Media, Inc. Class A	50,000	(101,500)
Dex Media, Inc.	2,100	(1,533)
DreamWorks Animation SKG, Inc. Class A	100	(2,638)
Gannett Co., Inc.	1,100	(15,389)
Liberty Broadband Corp. Class C	400	(20,464)
LiveDeal, Inc.	2,700	(6,831)
Marin Software, Inc.	700	(4,718)
MeetMe, Inc.	2,700	(4,590)
Millennial Media, Inc.	9,700	(15,714)
Orbitz Worldwide, Inc.	86,800	(991,256)
Pandora Media, Inc.	64,000	(994,560)
Rocket Fuel, Inc.	22,500	(184,500)
Sirius XM Holdings, Inc.	16,900	(63,037)
TEGNA, Inc.	2,600	(83,382)
TrueCar, Inc.	100	(1,199)
TubeMogul, Inc.	1,500	(21,435)
Twenty-First Century Fox, Inc. Class A	10,900	(354,740)
Twitter, Inc.	107,500	(3,893,650)
Viggle, Inc.	200	(410)
Walt Disney Co.	40,300	(4,599,842)
Yahoo!, Inc.	134,982	(5,303,443)
Yelp, Inc.	63,900	(2,749,617)
YOU On Demand Holdings, Inc.	1,100	(2,277)
Zillow Group, Inc. Class A	23	(1,995)

		(19,594,926)

Medical Equipment/Devices — (0.5)%
Abaxis, Inc.	4,600	(236,808)
Abbott Laboratories	5,600	(274,848)
Accelerate Diagnostics, Inc.	100	(2,581)
Atossa Genetics, Inc.	1,600	(1,808)
Baxter International, Inc.	9,500	(361,000)
Baxter International, Inc.	18,510	(1,294,404)
BioTelemetry, Inc.	200	(1,886)
Cerus Corp.	4,300	(22,317)
Cooper Cos., Inc.	8,380	(1,491,389)
Cytori Therapeutics, Inc.	20,000	(11,140)
EnteroMedics, Inc.	1,700	(1,054)
Exact Sciences Corp.	9,400	(279,556)
Foundation Medicine, Inc.	7,500	(253,800)
Haemonetics Corp.	7,800	(322,608)
IDEXX Laboratories, Inc.	4,400	(282,216)
ImmunoCellular Therapeutics Ltd.	2,500	(1,180)
Intuitive Surgical, Inc.	3,620	(1,753,890)
IsoRay, Inc.	19,900	(29,452)
Medtronic PLC	4,903	(363,312)
Nanosphere, Inc.	490	(1,588)
Navidea Biopharmaceuticals, Inc.	1,000	(1,610)
Pacific Biosciences of California, Inc.	300	(1,728)
Qiagen NV	17	(421)
Rockwell Medical, Inc.	9,900	(159,588)
Rosetta Genomics Ltd.	2,500	(8,475)
Second Sight Medical Products, Inc.	1,400	(19,054)
Sirona Dental Systems, Inc.	8,600	(863,612)
Spectranetics Corp.	4,700	(108,147)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Stryker Corp.	200	$(19,114)
Sunshine Heart, Inc.	100	(345)
TearLab Corp.	700	(1,414)
TransEnterix, Inc.	5,200	(15,600)
Trovagene, Inc.	200	(2,030)
Unilife Corp.	5,200	(11,180)
Varian Medical Systems, Inc.	12,750	(1,075,208)
West Pharmaceutical Services, Inc.	100	(5,808)

		(9,280,171)

Metals & Mining — (0.1)%
Coeur Mining, Inc.	2,364	(13,498)
Freeport-McMoRan Copper & Gold, Inc.	33,100	(616,322)
Gold Resource Corp.	2,700	(7,452)
Hecla Mining Co.	23,500	(61,805)
McEwen Mining, Inc.	6,600	(6,329)
Midway Gold Corp.	4,500	(77)
Tahoe Resources, Inc.	8,400	(101,892)
Thompson Creek Metals Co., Inc.	21,700	(17,794)
Ur-Energy, Inc.	900	(711)
Uranium Energy Corp.	37,800	(60,102)
US Silica Holdings, Inc.	15,000	(440,400)

		(1,326,382)

Oil, Gas & Coal — (1.3)%
Abraxas Petroleum Corp.	1,400	(4,130)
Alon USA Energy, Inc.	16,000	(302,400)
Alpha Natural Resources, Inc.	12,900	(3,895)
Antero Resources Corp.	2,200	(75,548)
Approach Resources, Inc.	12,200	(83,570)
Arch Coal, Inc.	53,500	(18,190)
Basic Energy Services, Inc.	700	(5,285)
Bill Barrett Corp.	14,400	(123,696)
Bonanza Creek Energy, Inc.	21,000	(383,250)
C&J Energy Services Ltd.	19,300	(254,760)
California Resources Corp.	13,700	(82,748)
CARBO Ceramics, Inc.	2,800	(116,564)
Cheniere Energy Partners LP Holdings LLC	100	(2,342)
Chesapeake Energy Corp.	159,000	(1,776,030)
Clayton Williams Energy, Inc.	600	(39,450)
Clean Energy Fuels Corp.	7,000	(39,340)
Cloud Peak Energy, Inc.	500	(2,330)
Cobalt International Energy, Inc.	113,700	(1,104,027)
Comstock Resources, Inc.	38,500	(128,205)
Core Laboratories NV	2,700	(307,908)
Dresser-Rand Group, Inc.	1,600	(136,288)
Eclipse Resources Corp.	14,000	(73,640)
Emerald Oil, Inc.	1,585	(6,736)
Energy XXI Ltd.	81,300	(213,819)
EnLink Midstream LLC	1,300	(40,417)
Ensco PLC Class A	1,000	(22,270)
Erin Energy Corp.	200	(782)
EXCO Resources, Inc.	119,800	(141,364)
Flotek Industries, Inc.	29,900	(374,647)
FMSA Holdings, Inc.	4,800	(39,312)
FX Energy, Inc.	2,900	(2,552)
Gastar Exploration, Inc.	7,200	(22,248)
Goodrich Petroleum Corp.	50,400	(93,744)
Gulfmark Offshore, Inc. Class A	4,900	(56,840)
Halcon Resources Corp.	91,000	(105,560)
Halliburton Co.	220,415	(9,493,274)
Harvest Natural Resources, Inc.	2,000	(3,500)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Hercules Offshore, Inc.	3,707	$(867)
ION Geophysical Corp.	9,500	(10,165)
Jones Energy, Inc.	4,700	(42,535)
Key Energy Services, Inc.	9,000	(16,200)
Kinder Morgan, Inc.	232	(8,907)
Kosmos Energy Ltd.	27,500	(231,825)
Laredo Petroleum, Inc.	9,800	(123,284)
LinnCo LLC	50,500	(477,225)
Magnum Hunter Resources Corp.	193,900	(362,593)
Marathon Oil Corp.	9,400	(249,476)
Matador Resources Co.	3,500	(87,500)
Midstates Petroleum Co., Inc.	4,900	(4,557)
Northern Oil and Gas, Inc.	22,000	(148,940)
Nuverra Environmental Solutions, Inc.	2,900	(18,183)
Oasis Petroleum, Inc.	13,500	(213,975)
Occidental Petroleum Corp.	200	(15,554)
Pacific Drilling SA	21,000	(58,800)
Paragon Offshore PLC	5,500	(5,995)
Parsley Energy, Inc. Class A	3,200	(55,744)
PBF Energy, Inc. Class A	14,600	(414,932)
PetroQuest Energy, Inc.	6,700	(13,266)
Pioneer Natural Resources Co.	4,900	(679,581)
Rex Energy Corp.	1,000	(5,590)
Rice Energy, Inc.	61,900	(1,289,377)
Ring Energy, Inc.	400	(4,476)
RPC, Inc.	7,800	(107,874)
Sanchez Energy Corp.	89,700	(879,060)
SandRidge Energy, Inc.	9,300	(8,156)
SemGroup Corp. Class A	1,500	(119,220)
Seventy Seven Energy, Inc.	3,400	(14,586)
Swift Energy Co.	100	(203)
Synergy Resources Corp.	19,300	(220,599)
Tesoro Corp.	1,000	(84,410)
Tidewater, Inc.	16,100	(365,953)
Transocean Ltd.	76,900	(1,239,628)
Triangle Petroleum Corp.	34,000	(170,680)
Ultra Petroleum Corp.	11,800	(147,736)
Vantage Drilling Co.	1,800	(340)
W&T Offshore, Inc.	71,700	(392,916)
Warren Resources, Inc.	400	(184)
Westmoreland Coal Co.	1,600	(33,248)
ZaZa Energy Corp.	500	(395)

		(24,005,396)

Passenger Transportation — (0.1)%
American Airlines Group, Inc.	42,200	(1,685,257)
Republic Airways Holdings, Inc.	4,900	(44,982)

		(1,730,239)

Real Estate — (1.4)%
Alexandria Real Estate Equities, Inc.	7,100	(620,966)
American Campus Communities, Inc.	1,000	(37,690)
American Homes 4 Rent	1,100	(17,644)
American Realty Capital Properties, Inc.	272,800	(2,217,864)
Ashford Hospitality Trust, Inc.	2,400	(20,304)
Associated Estates Realty Corp.	10,500	(300,615)
AvalonBay Communities, Inc.	5,300	(847,311)
BioMed Realty Trust, Inc.	8,400	(162,456)
Bluerock Residential Growth REIT, Inc.	400	(5,064)
Brixmor Property Group, Inc.	300	(6,939)
Camden Property Trust	22,500	(1,671,300)
Campus Crest Communities, Inc.	26,600	(147,364)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
CBL & Associates Properties, Inc.	18,325	$(296,865)
Chatham Lodging Trust	2,300	(60,881)
Chesapeake Lodging Trust	100	(3,048)
Communications Sales & Leasing, Inc.	4,700	(116,184)
CubeSmart	8,900	(206,124)
CyrusOne, Inc.	2,000	(58,900)
DDR Corp.	32,800	(507,088)
Douglas Emmett, Inc.	12,600	(339,444)
Duke Realty Corp.	400	(7,428)
Education Realty Trust, Inc.	17,466	(547,734)
Essex Property Trust, Inc.	3,500	(743,750)
Extra Space Storage, Inc.	3,300	(215,226)
Farmland Partners, Inc.	200	(2,380)
Federal Realty Investment Trust	5,100	(653,259)
Government Properties Income Trust	17,100	(317,205)
Gramercy Property Trust, Inc.	23,250	(543,352)
HCP, Inc.	20,000	(729,400)
Health Care REIT, Inc.	42,000	(2,756,460)
Healthcare Realty Trust, Inc.	6,300	(146,538)
Healthcare Trust of America, Inc. Class A	900	(21,555)
Home Properties, Inc.	6,000	(438,300)
Host Hotels & Resorts, Inc.	4,200	(83,286)
Iron Mountain, Inc.	7,700	(238,700)
Kennedy-Wilson Holdings, Inc.	700	(17,213)
Kite Realty Group Trust	6,800	(166,396)
LaSalle Hotel Properties	4,800	(170,208)
LTC Properties, Inc.	100	(4,160)
Macerich Co.	6,600	(492,360)
Medical Properties Trust, Inc.	4,000	(52,440)
Monogram Residential Trust, Inc.	2,600	(23,452)
National Retail Properties, Inc.	20,500	(717,705)
New Senior Investment Group, Inc.	24,800	(331,576)
New York REIT, Inc.	38,100	(379,095)
NorthStar Realty Finance Corp.	80,000	(1,272,000)
Omega Healthcare Investors, Inc.	40	(1,373)
Paramount Group, Inc.	100	(1,716)
Pebblebrook Hotel Trust	5,900	(252,992)
Pennsylvania REIT	3,800	(81,092)
Physicians Realty Trust	22,200	(340,992)
Public Storage	7,800	(1,438,086)
Realty Income Corp.	29,000	(1,287,310)
Regency Centers Corp.	15,400	(908,292)
Retail Opportunity Investments Corp.	200	(3,124)
Rexford Industrial Realty, Inc.	200	(2,916)
Ryman Hospitality Properties, Inc.	400	(21,244)
Sabra Health Care REIT, Inc.	1,500	(38,610)
Spirit Realty Capital, Inc.	5,300	(51,251)
STAG Industrial, Inc.	4,100	(82,000)
Summit Hotel Properties, Inc.	400	(5,204)
Sunstone Hotel Investors, Inc.	34,377	(515,999)
Taubman Centers, Inc.	600	(41,700)
UDR, Inc.	37,700	(1,207,531)
Ventas, Inc.	14,600	(906,514)
Washington Real Estate Investment Trust	100	(2,595)
Xenia Hotels & Resorts, Inc.	1,300	(28,262)

		(25,934,032)

Recreation Facilities & Services — (0.0)%
SFX Entertainment, Inc.	1,900	(8,531)

Renewable Energy — (0.3)%
Ascent Solar Technologies, Inc.	16,000	(8,800)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
EnerSys	100	$(7,029)
Enphase Energy, Inc.	13,500	(102,735)
FuelCell Energy, Inc.	118,600	(115,860)
Gevo, Inc.	17,806	(58,226)
Pacific Ethanol, Inc.	19,800	(204,336)
Plug Power, Inc.	107,000	(262,150)
Silver Spring Networks, Inc.	3,300	(40,953)
SolarCity Corp.	93,600	(5,012,280)
Solazyme, Inc.	4,300	(13,502)
SunEdison, Inc.	3,500	(104,685)
SunPower Corp.	14,900	(423,309)
Vivint Solar, Inc.	14,700	(178,899)

		(6,532,764)

Retail - Consumer Discretionary — (0.0)%
Lululemon Athletica, Inc.	100	(6,530)

Retail - Consumer Staples — (0.2)%
Casey’s General Stores, Inc.	100	(9,574)
CVS Health Corp. (d)	26,230	(2,751,002)
Dollar General Corp.	4,600	(357,604)
Fairway Group Holdings Corp.	1,500	(5,340)

		(3,123,520)

Retail Discretionary — (0.5)%
Abercrombie & Fitch Co. Class A	79,700	(1,714,347)
Aeropostale, Inc.	16,800	(27,216)
American Apparel, Inc.	28,804	(14,114)
bebe stores, Inc.	900	(1,800)
Bon-Ton Stores, Inc.	7,700	(35,574)
Buckle, Inc.	6,100	(279,197)
Build-A-Bear Workshop, Inc.	100	(1,599)
Builders FirstSource, Inc.	1,300	(16,692)
Chico’s FAS, Inc.	8,700	(144,681)
Children’s Place, Inc.	3,300	(215,853)
Coach, Inc.	19,700	(681,817)
Container Store Group, Inc.	4,100	(69,167)
DSW, Inc. Class A	100	(3,337)
Etsy, Inc.	7,700	(108,185)
Foot Locker, Inc.	17,300	(1,159,273)
Francesca’s Holdings Corp.	18,200	(245,154)
Gap, Inc.	14,600	(557,282)
Hertz Global Holdings, Inc.	30,200	(547,224)
Lumber Liquidators Holdings, Inc.	500	(10,355)
Macy’s, Inc.	11,700	(789,399)
Mattress Firm Holding Corp.	200	(12,190)
Men’s Wearhouse, Inc.	13,400	(858,538)
Monro Muffler Brake, Inc.	600	(37,296)
Net Element International, Inc.	41	(16)
Party City Holdco, Inc.	100	(2,027)
Pier 1 Imports, Inc.	12,500	(157,875)
Restoration Hardware Holdings, Inc.	100	(9,763)
Sears Holdings Corp.	5,800	(154,860)
Signet Jewelers Ltd.	100	(12,824)
TJX Cos., Inc.	2,300	(152,191)
Tractor Supply Co.	4,300	(386,742)
Wayfair, Inc. Class A	700	(26,348)
Williams-Sonoma, Inc.	200	(16,454)

		(8,449,390)

Semiconductors — (0.2)%
Advanced Micro Devices, Inc.	206,000	(494,400)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Applied Micro Circuits Corp.	7,700	$(51,975)
Applied Optoelectronics, Inc.	400	(6,944)
Atmel Corp.	3,200	(31,536)
Cavium, Inc.	6,500	(447,265)
Cypress Semiconductor Corp.	81,435	(957,676)
Mattson Technology, Inc.	300	(1,005)
NVIDIA Corp.	400	(8,044)
Pixelworks, Inc.	8,500	(49,980)
Qorvo, Inc.	23	(1,846)
QuickLogic Corp.	5,000	(7,950)
Rubicon Technology, Inc.	1,100	(2,673)
Semtech Corp.	3,400	(67,490)
Skyworks Solutions, Inc.	15,700	(1,634,370)

		(3,763,154)

Software — (0.2)%
Amber Road, Inc.	300	(2,106)
ANSYS, Inc.	1,500	(136,860)
Benefitfocus, Inc.	2,900	(127,165)
Brightcove, Inc.	500	(3,430)
CA, Inc.	14,100	(412,989)
Castlight Health, Inc. Class B	1,800	(14,652)
ChannelAdvisor Corp.	3,400	(40,630)
Cornerstone OnDemand, Inc.	400	(13,920)
Datawatch Corp.	800	(5,584)
Dealertrack Technologies, Inc.	4,100	(257,439)
Digital Turbine, Inc.	1,300	(3,926)
Fortinet, Inc.	700	(28,931)
Glu Mobile, Inc.	19,800	(122,958)
Hortonworks, Inc.	2,200	(55,704)
Informatica Corp.	200	(9,694)
Jack Henry & Associates, Inc.	3,700	(239,390)
KEYW Holding Corp.	1,600	(14,912)
Manhattan Associates, Inc.	1,200	(71,580)
Mitek Systems, Inc.	700	(2,653)
OPOWER, Inc.	1,000	(11,510)
Oracle Corp.	12,500	(503,750)
Paylocity Holding Corp.	100	(3,585)
PROS Holdings, Inc.	3,400	(71,774)
Solera Holdings, Inc.	22,600	(1,007,056)
Ultimate Software Group, Inc.	300	(49,302)
Varonis Systems, Inc.	1,900	(41,971)
VirnetX Holding Corp.	16,100	(67,620)
Vringo, Inc.	24,500	(13,610)

		(3,334,701)

Specialty Finance — (0.6)%
Alliance Data Systems Corp.	3,845	(1,122,509)
Ally Financial, Inc.	85,400	(1,915,522)
Altisource Portfolio Solutions SA	4,500	(138,555)
American Express Co.	28,500	(2,215,020)
Annaly Capital Management, Inc.	60,700	(557,833)
Apollo Residential Mortgage, Inc.	11,700	(171,873)
Ares Commercial Real Estate Corp.	4,000	(45,560)
Arlington Asset Investment Corp. Class A	600	(11,736)
ARMOUR Residential REIT, Inc.	107,700	(302,637)
Capital One Financial Corp.	1,800	(158,346)
Cardtronics, Inc.	100	(3,705)
Chimera Investment Corp.	42	(576)
Colony Financial, Inc.	5,400	(122,310)
Ellie Mae, Inc.	100	(6,979)
Encore Capital Group, Inc.	3,100	(132,494)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Invesco Mortgage Capital, Inc.	36,767	$(526,504)
JAVELIN Mortgage Investment Corp.	4,500	(32,040)
JG Wentworth Co. Class A	1,400	(12,880)
LendingClub Corp.	27,800	(410,050)
MGIC Investment Corp.	9,100	(103,558)
Nationstar Mortgage Holdings, Inc.	42,900	(720,720)
Ocwen Financial Corp.	61,700	(629,340)
On Deck Capital, Inc.	2,200	(25,476)
Orchid Island Capital, Inc.	7,200	(80,712)
RAIT Financial Trust	23,600	(144,196)
Santander Consumer USA Holdings, Inc.	100	(2,557)
Stonegate Mortgage Corp.	1,500	(15,105)
Synchrony Financial	3,200	(105,376)
Walter Investment Management Corp.	10,300	(235,561)
Western Asset Mortgage Capital Corp.	37,300	(550,921)

		(10,500,651)

Technology Services — (0.1)%
Accenture PLC Class A	2,800	(270,984)
Equifax, Inc.	1,500	(145,635)
FICO STRIPS - PRINCIPAL	2,300	(208,794)
iGATE Corp.	9,900	(472,131)
MarketAxess Holdings, Inc.	200	(18,554)
MAXIMUS, Inc.	300	(19,719)
Spherix, Inc.	500	(240)
Thomson Reuters Corp.	22,700	(864,189)

		(2,000,246)

Telecommunications — (0.1)%
Cogent Communications Holdings, Inc.	6,400	(216,576)
DigitalGlobe, Inc.	6,300	(175,077)
Global Eagle Entertainment, Inc.	4,000	(52,080)
Globalstar, Inc.	63,900	(134,829)
Gogo, Inc.	30,200	(647,186)
Intelsat SA	4,200	(41,664)
Sprint Corp.	35,700	(162,792)
T-Mobile US, Inc.	3,000	(116,310)
WidePoint Corp.	300	(501)
Windstream Holdings, Inc.	200	(1,276)

		(1,548,291)

Transportation & Logistics — (0.0)%
Baltic Trading Ltd.	17,000	(27,200)
DHT Holdings, Inc.	2,700	(20,979)
Eagle Bulk Shipping, Inc.	500	(3,485)
Macquarie Infrastructure Co. LLC	200	(16,526)
Nordic American Tankers Ltd.	27,700	(394,171)
Odyssey Marine Exploration, Inc.	800	(376)
Quality Distribution, Inc.	100	(1,546)
Scorpio Bulkers, Inc.	3,000	(4,890)
Teekay Tankers Ltd. Class A	1,200	(7,932)
United Parcel Service, Inc. Class B	1,000	(96,910)
XPO Logistics, Inc.	1,100	(49,698)
YRC Worldwide, Inc.	1,000	(12,980)

		(636,693)

Transportation Equipment — (0.0)%
Clean Diesel Technologies, Inc.	13,600	(25,024)
Greenbrier Cos., Inc.	2,600	(121,810)
Navistar International Corp.	23,000	(520,490)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
Wabash National Corp.	6,700	$(84,018)

		(751,342)

Travel Lodging & Dining — (0.0)%
Jamba, Inc.	200	(3,098)

Utilities — (0.1)%
Aqua America, Inc.	100	(2,449)
Atlantic Power Corp.	21,700	(66,836)
Calpine Corp.	200	(3,598)
Cleco Corp.	100	(5,385)
Dynegy, Inc.	9,400	(274,950)
Genie Energy Ltd. Class B	100	(1,047)
Great Plains Energy, Inc.	1,400	(33,824)
Laclede Group, Inc.	2,400	(124,944)
NiSource, Inc.	3,600	(164,124)
NorthWestern Corp.	1,200	(58,500)
NRG Energy, Inc.	12,200	(279,136)
ONE Gas, Inc.	900	(38,304)
Pepco Holdings, Inc.	100	(2,694)
PPL Corp.	100	(2,947)
WEC Energy Group, Inc.	2,000	(89,940)

		(1,148,678)

Waste & Environmental Service Equipment & Facility — (0.0)%
Stericycle, Inc.	100	(13,391)
US Ecology, Inc.	1,000	(48,720)
Vertex Energy, Inc.	500	(1,185)

		(63,296)

Total United States		(273,835,421)

TOTAL COMMON STOCK (PROCEEDS $341,635,038)		(332,796,807)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — (0.1)%
United States — (0.1)%
Casinos & Gaming — (0.0)%
Scientific Games International, Inc., 10.00%, 12/01/22 (d)	$320,000	(311,400)

Consumer Products — (0.0)%
American Achievement Corp., 10.88%, 04/15/16 (d)(e)	378,000	(358,628)

Entertainment Resources — (0.0)%
LTF Merger Sub, Inc., 8.50%, 06/15/23 (d)(e)	406,000	(395,850)

Exploration & Production — (0.0)%
Clayton Williams Energy, Inc., 7.75%, 04/01/19 (d)	65,000	(62,400)

Financial Services — (0.1)%
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (d)(e)	595,000	(534,013)

Medical Equipment/Devices — (0.0)%
Alere, Inc., 6.38%, 07/01/23 (d)(e)	300,000	(306,750)

Pipeline — (0.0)%
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (d)(e)	240,000	(239,400)

Software & Services — (0.0)%
Italics Merger Sub, Inc., 7.13%, 07/15/23 (d)(e)	232,000	(230,260)

Supermarkets — (0.0)%
Rite Aid Corp., 6.13%, 04/01/23 (d)(e)	129,000	(133,837)

Total United States		(2,572,538)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $2,559,664)		(2,572,538)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (3.6)%
Alerian MLP ETF	17,417	$(271,009)
Consumer Staples Select Sector SPDR Fund	3,106	(147,846)
Energy Select Sector SPDR Fund	1,174	(88,238)
Financial Select Sector SPDR Fund	300,602	(7,328,677)
Health Care Select Sector SPDR Fund	83,980	(6,247,272)
iShares iBoxx $ Investment Grade Corporate Bond ETF	29,581	(3,423,113)
iShares MSCI Emerging Markets ETF	1,428	(56,577)
iShares Nasdaq Biotechnology ETF	7,080	(2,612,308)
iShares Russell 2000 ETF	76,411	(9,540,677)
iShares U.S. Healthcare ETF	18,790	(2,982,349)
iShares U.S. Healthcare Providers ETF	11,430	(1,633,918)
Powershares QQQ Trust Series 1	41,218	(4,413,211)
SPDR S&P 500 ETF Trust	33,250	(6,844,513)
SPDR S&P Biotech ETF	11,830	(2,983,999)
SPDR S&P Regional Banking ETF	197,976	(8,742,620)
United States Oil Fund LP	334	(6,640)
Vanguard FTSE Developed Markets ETF	271,006	(10,745,388)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $66,837,455)		(68,068,355)

TOTAL SECURITIES SOLD SHORT— (21.3)% (PROCEEDS $411,032,157)		$(403,437,700)

Footnote Legend:

(a)	Non-income producing.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi- Strategy Fund.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/floating interest rate security. Rate presented is as of June 30, 2015.
(g)	Security considered illiquid.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2015. Maturity date presented is the ultimate maturity.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Approximates cost for federal tax purposes.
(m)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at June 30, 2015

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Actavis PLC	315.00 USD	08/21/15	1	$(813)	$(662)	$151
Alstom SA	28.00 EUR	08/21/15	1,151	(137,989)	(70,576)	67,413
Alstom SA	28.00 EUR	07/17/15	254	(21,530)	(13,734)	7,796
Alstom SA	32.00 EUR	09/18/15	897	(39,604)	(59,001)	(19,397)
Apple, Inc.	133.00 USD	07/31/15	2,532	(599,072)	(306,372)	292,700
Apple, Inc.	134.00 USD	07/31/15	390	(55,993)	(39,390)	16,603
DAX Index	11,800.00 EUR	07/03/15	160	(62,378)	(1,427)	60,951
Microsoft Corp.	50.00 USD	08/21/15	6	(798)	(84)	714
Phillips 66	85.00 USD	07/17/15	3	(303)	(75)	228

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Vodafone Group PLC	2.75 GBP	08/21/15	3,241	$(188,328)	$(63,655)	$124,673
Vodafone Group PLC	2.70 GBP	09/18/15	1,186	(68,287)	(41,929)	26,358

				$(1,175,095)	$(596,905)	$578,190

Exchange-Traded Put Options Written
Imperial Tobacco Group PLC	33.00 GBP	07/17/15	25	$(36,058)	$(91,132)	$(55,074)
iShares Russell 2000 ETF	94.00 USD	01/15/16	633	(95,608)	(64,883)	30,725
S&P 500 Index	1,575.00 USD	09/18/15	115	$(80,320)	$(41,400)	$38,920

				$(211,986)	$(197,415)	$14,571

	Counterparty	Strike	Expiration Date	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
FX OTC Call Options Written
USD/CNH Currency LLC	Morgan Stanley Capital Services LLC	7.40 CNH	11/06/17	4,620,000 USD	$(123,793)	$(44,396)	$79,397
USD/JPY Currency	Morgan Stanley Capital Services LLC	137.00 JPY	01/12/16	3,170,000 USD	(22,996)	(7,989)	15,007
USD/JPY Currency	Morgan Stanley Capital Services LLC	150.00 JPY	01/12/16	3,170,000 USD	(9,039)	(828)	8,211

					$(155,828)	$(53,213)	$102,615

FX OTC Put Options Written
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	01/12/16	1,770,000 USD	$(24,199)	$(3,170)	$21,029

					$(24,199)	$(3,170)	$21,029

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
OTC Put Options Written
Financial Select Sector SPDR	Morgan Stanley & Co. LLC	18.75 USD	01/13/16	532,300	$(54,347)	$(67,865)	$(13,518)
iShares Trust	Morgan Stanley & Co. International plc	92.00 USD	09/18/15	63,700	(47,672)	(10,834)	36,838

					$(102,019)	$(78,699)	$23,320

Total Options Written Outstanding					$(1,669,127)	$(929,402)	$739,725

Reverse Repurchase Agreements Outstanding at June 30, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	1.28%	06/29/15	09/28/15	$4,167,000	$4,167,000
BNP Paribas Securities Corp.	1.68%	06/29/15	09/28/15	1,019,000	1,019,095
Credit Suisse Securities (USA) LLC	1.68%	05/04/15	08/04/15	660,000	661,785
Credit Suisse Securities (USA) LLC	1.68%	05/04/15	08/04/15	1,412,000	1,415,819
Credit Suisse Securities (USA) LLC	1.78%	04/30/15	07/24/15	5,651,000	5,668,311
Credit Suisse Securities (USA) LLC	1.83%	05/29/15	08/27/15	5,686,000	5,695,553
Credit Suisse Securities (USA) LLC	1.88%	06/29/15	09/28/15	9,793,000	9,794,025
Credit Suisse Securities (USA) LLC	1.93%	06/15/15	09/14/15	2,707,000	2,709,336
Credit Suisse Securities (USA) LLC	1.94%	06/17/15	09/17/15	5,710,000	5,714,298
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	1,251,000	1,251,606
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	848,000	848,411

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	$1,377,000	$1,377,667
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	1,497,000	1,497,858
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	357,000	357,173
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	221,000	221,107
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	591,000	591,286
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	1,372,000	1,372,664
Credit Suisse Securities (USA) LLC	1.94%	06/22/15	07/22/15	1,473,000	1,473,713
Credit Suisse Securities (USA) LLC	1.94%	06/29/15	07/22/15	750,000	750,081
Credit Suisse Securities (USA) LLC	2.03%	05/19/15	08/17/15	5,188,000	5,200,572
Credit Suisse Securities (USA) LLC	2.13%	06/15/15	09/14/15	616,000	616,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/15/15	07/15/15	959,000	959,720
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/17/15	07/17/15	2,985,000	2,986,962
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/22/15	07/22/15	511,000	511,216
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/26/15	07/27/15	5,823,000	5,824,367
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/26/15	07/27/15	19,172,000	19,176,500
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.69%	06/26/15	07/27/15	8,442,000	8,443,982
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.79%	06/29/15	08/03/15	2,427,000	2,427,241
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.79%	06/29/15	07/30/15	2,158,000	2,158,215
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.83%	04/29/15	07/29/15	1,516,000	1,520,855
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.85%	04/30/15	07/30/15	1,186,000	1,189,779
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	05/06/15	08/06/15	1,416,000	1,420,141
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	05/05/15	08/05/15	534,000	535,590
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	05/06/15	08/06/15	1,337,000	1,340,910
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	05/06/15	08/06/15	2,010,000	2,015,878
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	04/24/15	07/24/15	3,326,000	3,337,811
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.88%	05/21/15	08/21/15	7,932,000	7,948,992
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.94%	06/26/15	08/03/15	1,015,000	1,015,273
Royal Bank of Canada	1.28%	06/18/15	09/10/15	2,297,000	2,298,058
Royal Bank of Canada	1.28%	06/16/15	09/10/15	1,190,000	1,190,633
Royal Bank of Canada	1.28%	06/16/15	09/10/15	953,000	953,507
Royal Bank of Canada	1.28%	04/27/15	07/27/15	2,400,000	2,405,534
Royal Bank of Canada	1.28%	06/30/15	09/30/15	5,308,000	5,308,000
Royal Bank of Canada	1.48%	02/17/15	08/17/15	1,934,000	1,944,671
Royal Bank of Canada	1.50%	04/16/15	10/20/15	714,000	716,146
Royal Bank of Canada	1.51%	05/11/15	11/12/15	879,000	880,849
Royal Bank of Canada	1.52%	05/22/15	11/23/15	484,000	484,816
Royal Bank of Canada	1.52%	05/22/15	11/23/15	2,822,000	2,823,471
Royal Bank of Canada	1.52%	05/22/15	11/23/15	3,065,000	3,066,963
Royal Bank of Canada	1.63%	06/16/15	09/10/15	832,000	832,564
Royal Bank of Canada	1.63%	06/16/15	09/10/15	1,167,000	1,167,791
Royal Bank of Canada	1.63%	05/06/15	08/06/15	518,000	519,313

Total Reverse Repurchase Agreements Outstanding				$139,658,000	$139,809,108

Futures Contracts Outstanding at June 30, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
Australian 10-Year Bond	307	SFE	38,109,920 AUD	09/15/15	$266,449
CAC40 10 Euro	62	Euronext	2,994,490 EUR	07/17/15	(29,944)
Canada 10-Year Bond	120	CDE	16,720,962 CAD	09/21/15	63,281
Cocoa	182	ICE	5,707,275 USD	09/15/15	242,305
Copper	70	COMEX	4,701,251 USD	09/28/15	(125,001)
Cotton No. 2	280	ICE	9,114,712 USD	12/08/15	392,688
DAX Index	16	Eurex	4,384,834 EUR	09/18/15	17,576
Euro Stoxx 50	12	Eurex	413,591 EUR	09/18/15	(1,417)
Euro-BTP	617	Eurex	80,874,976 EUR	09/08/15	(596,897)
Gasoline RBOB	50	NYMEX	4,374,709 USD	07/31/15	(70,970)
Gasoline RBOB	39	NYMEX	2,930,553 USD	09/30/15	51,262
Gasoline RBOB	35	NYMEX	2,670,650 USD	10/30/15	(73,601)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Gold 100 Oz	176	COMEX	21,112,840 USD	08/27/15	$(489,160)
Hang Seng Index	27	HKFE	36,740,486 HKD	07/30/15	(176,105)
IBEX 35 Index	83	MEFF	9,005,488 EUR	07/17/15	(69,479)
Lean Hogs	136	CME	3,742,657 USD	10/14/15	(152,257)
Live Cattle	49	CME	2,954,611 USD	08/31/15	(52,341)
Long Gilt	65	ICE	7,550,216 GBP	09/28/15	(43,627)
Mex Bolsa Index	549	MexDer	245,375,494 MXN	09/18/15	136,227
Nasdaq 100 E-Mini	150	CME	13,352,051 USD	09/18/15	(181,301)
Nikkei 225	63	OSE	1,288,296,294 JPY	09/10/15	(112,810)
OMXS30 Index	970	Nasdaq OMX	153,467,320 SEK	07/17/15	(472,574)
S&P 500 E-Mini	185	CME	19,292,515 USD	09/18/15	(289,315)
Soybean Meal	193	CBOT	5,974,847 USD	09/14/15	747,343
Soybean Meal	293	CBOT	8,846,849 USD	08/14/15	1,463,821
Soybean Oil	560	CBOT	11,164,050 USD	09/14/15	172,590
SPI 200	13	SFE	1,802,197 AUD	09/17/15	(37,167)
Topix Index	2	OSE	32,764,900 JPY	09/10/15	(1,266)
U.S. Treasury 10-Year Note	276	CBOT	34,940,431 USD	09/21/15	(116,993)

					$461,317

Short Futures
90 Day Eurodollar	31	CME	7,620,558 USD	03/13/17	$(8,929)
90 Day Eurodollar	18	CME	4,396,879 USD	06/18/18	(296)
90 Day Eurodollar	11	CME	2,683,947 USD	09/17/18	(53)
90 Day Eurodollar	7	CME	1,700,707 USD	03/16/20	2,682
90 Day Eurodollar	40	CME	9,897,614 USD	06/13/16	(9,886)
90 Day Eurodollar	27	CME	6,629,368 USD	06/19/17	(3,519)
90 Day Eurodollar	3	CME	727,200 USD	06/15/20	37
90 Day Eurodollar	6	CME	1,460,491 USD	03/18/19	(359)
90 Day Eurodollar	9	CME	2,195,033 USD	12/17/18	1,621
90 Day Eurodollar	8	CME	1,947,685 USD	06/17/19	1,884
90 Day Eurodollar	58	CME	14,433,495 USD	09/14/15	(13,580)
90 Day Eurodollar	53	CME	13,164,827 USD	12/14/15	(14,286)
90 Day Eurodollar	53	CME	13,139,833 USD	03/14/16	(14,767)
90 Day Eurodollar	34	CME	8,389,519 USD	09/19/16	(12,731)
90 Day Eurodollar	30	CME	7,388,778 USD	12/19/16	(8,472)
90 Day Eurodollar	23	CME	5,622,129 USD	12/18/17	(10,571)
90 Day Eurodollar	22	CME	5,392,316 USD	09/18/17	(3,734)
90 Day Eurodollar	22	CME	5,375,831 USD	03/19/18	(5,094)
90 Day Eurodollar	7	CME	1,697,032 USD	12/16/19	(2,393)
90 Day Eurodollar	9	CME	2,185,202 USD	09/16/19	(1,798)
CBOE Volatility Index	551	CFE	8,856,414 USD	08/19/15	(717,211)
CBOE Volatility Index	216	CFE	3,808,484 USD	10/21/15	(63,316)
Corn	296	CBOT	5,352,274 USD	09/14/15	(893,326)
Corn	318	CBOT	6,232,506 USD	05/13/16	(862,869)
Euro Stoxx 50	2,764	Eurex	95,109,188 EUR	09/18/15	154,015
Euro-BOBL	2	Eurex	257,198 EUR	09/08/15	(2,187)
Euro-Bund	546	Eurex	82,047,232 EUR	09/08/15	(1,053,274)
Euro-Oat	190	Eurex	27,733,565 EUR	09/08/15	(106,730)
FTSE 100 Index	116	ICE	7,734,027 GBP	09/18/15	315,801
FTSE/JSE Top 40	460	Safex	217,184,400 ZAR	09/17/15	368,272
Japan 10-Year Bond	154	OSE	22,582,066,769 JPY	09/10/15	(419,277)
Lean Hogs	53	CME	1,665,884 USD	08/14/15	89,134
Low Sulphur Gasoil	59	ICE	3,500,517 USD	08/12/15	102,117
Low Sulphur Gasoil	134	ICE	8,061,921 USD	10/12/15	226,271
Nasdaq 100 E-Mini	11	CME	974,161 USD	09/18/15	8,306
Natural Gas	99	NYMEX	2,987,607 USD	10/28/15	52,257
Natural Gas	139	NYMEX	4,048,931 USD	07/29/15	112,451
NY Harbor ULSD	81	NYMEX	6,674,097 USD	10/30/15	71,155
Platinum	47	NYMEX	2,527,790 USD	10/28/15	(9,035)
Russell 2000 Mini	48	ICE	6,075,221 USD	09/18/15	73,301
S&P 500 E-Mini	1,046	CME	109,989,725 USD	09/18/15	2,544,605

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index	150	CDE	25,686,221 CAD	09/17/15	$295,613
SGX CNX Nifty	256	SGX	4,263,125 USD	07/30/15	(29,739)
Short Euro-BTP	25	Eurex	2,792,976 EUR	09/08/15	4,990
Silver	30	COMEX	2,392,471 USD	09/28/15	55,321
Soybean	147	CBOT	6,906,067 USD	08/14/15	(807,758)
Soybean Oil	424	CBOT	8,465,369 USD	08/14/15	(95,191)
Sugar 11	139	ICE	1,827,348 USD	09/30/15	(113,981)
Swiss Market Index	105	Eurex	9,352,061 CHF	09/18/15	129,965
Topix Index	49	OSE	808,467,170 JPY	09/10/15	77,805
U.S. Treasury 10-Year Note	347	CBOT	43,806,352 USD	09/21/15	24,712
U.S. Treasury Long Bond	24	CBOT	3,632,184 USD	09/21/15	11,934

					$(560,113)

Total Futures Contracts Outstanding					$(98,796)

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,356	USD	7,126	Morgan Stanley & Co. LLC	09/30/15	$57
BRL	2,996,000	USD	908,705	State Street Bank and Trust Company	09/02/15	33,641
BRL	18,757,000	USD	5,915,169	State Street Bank and Trust Company	09/02/15	(15,442)
CHF	2,789,280	USD	3,030,163	Morgan Stanley & Co. LLC	09/30/15	(36,300)
CHF	19,665	USD	21,542	Morgan Stanley & Co. LLC	09/30/15	(435)
CHF	114,363	USD	124,660	Morgan Stanley & Co. LLC	09/30/15	(1,909)
CHF	2,146,262	USD	2,338,919	Morgan Stanley Capital Services LLC	09/16/15	(36,380)
CHF	94,293	USD	101,394	Morgan Stanley & Co. LLC	09/30/15	(185)
CLP	2,700,000	USD	4,219	Morgan Stanley Capital Services LLC	09/16/15	(24)
CLP	500,000	USD	781	Morgan Stanley Capital Services LLC	09/16/15	(5)
CZK	179,175,000	USD	7,414,342	State Street Bank and Trust Company	09/16/15	(81,586)
DKK	11,928,960	USD	1,816,288	Morgan Stanley & Co. LLC	09/30/15	(28,991)
DKK	199,728	USD	30,493	Morgan Stanley & Co. LLC	09/30/15	(568)
DKK	745,506	USD	113,791	Morgan Stanley & Co. LLC	09/30/15	(2,093)
DKK	267,165	USD	40,248	Morgan Stanley & Co. LLC	09/30/15	(219)
EUR	249,005	USD	281,800	Morgan Stanley & Co. LLC	09/30/15	(3,844)
EUR	968,362	USD	1,087,277	Morgan Stanley Capital Services LLC	09/16/15	(6,568)
EUR	656,124	USD	736,696	Morgan Stanley Capital Services LLC	09/16/15	(4,450)
EUR	2,510,114	USD	2,839,240	JPMorgan Chase Bank, N.A.	09/16/15	(37,909)
EUR	1,105,605	USD	1,236,402	State Street Bank and Trust Company	09/16/15	(2,510)
EUR	1,360,285	USD	1,526,087	State Street Bank and Trust Company	09/16/15	(7,965)
EUR	10,000	USD	11,192	Morgan Stanley Capital Services LLC	09/16/15	(32)
EUR	1,294,070	USD	1,458,101	State Street Bank and Trust Company	09/16/15	(13,877)
GBP	26,218,276	USD	40,530,309	State Street Bank and Trust Company	09/16/15	642,659
GBP	720,159	USD	1,135,456	Morgan Stanley & Co. LLC	09/30/15	(4,645)
GBP	520,000	USD	825,342	State Street Bank and Trust Company	09/16/15	(8,739)
GBP	89,000	USD	139,949	Morgan Stanley Capital Services LLC	09/16/15	(185)
GBP	800,000	USD	1,259,400	Morgan Stanley Capital Services LLC	09/16/15	(3,098)
GBP	200,000	USD	314,032	Morgan Stanley Capital Services LLC	09/16/15	43
HKD	3,410,000	USD	440,384	Morgan Stanley Capital Services LLC	07/26/17	(54)
HKD	970,000	USD	125,191	Morgan Stanley Capital Services LLC	07/26/17	64
JPY	646,298,480	USD	5,231,703	State Street Bank and Trust Company	09/16/15	54,335
JPY	9,653,000	USD	78,731	State Street Bank and Trust Company	09/16/15	220
JPY	30,074,000	USD	243,867	JPMorgan Chase Bank, N.A.	07/31/15	1,953
JPY	348,510,534	USD	2,819,208	Morgan Stanley Capital Services LLC	09/16/15	31,294
JPY	257,904,780	USD	2,089,078	Morgan Stanley & Co. LLC	09/30/15	20,889
JPY	260,067,210	USD	2,103,427	Morgan Stanley & Co. LLC	09/30/15	24,231
JPY	300,000	USD	2,425	Morgan Stanley Capital Services LLC	09/16/15	29
KRW	15,814,564,388	USD	14,179,015	State Street Bank and Trust Company	09/16/15	(80,603)
KRW	287,014,000	USD	259,424	State Street Bank and Trust Company	09/16/15	(3,556)
KRW	800,000	USD	712	Morgan Stanley Capital Services LLC	09/16/15	2
MXN	95,803,211	USD	6,156,069	State Street Bank and Trust Company	09/17/15	(93,525)
MXN	8,514,550	USD	550,000	State Street Bank and Trust Company	09/02/15	(10,639)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	65,720,192	USD	8,408,902	State Street Bank and Trust Company	09/16/15	$(41,447)
NOK	61,597,000	USD	7,918,207	State Street Bank and Trust Company	09/16/15	(75,715)
NOK	3,532,000	USD	452,471	State Street Bank and Trust Company	09/16/15	(2,779)
PLN	14,631,000	USD	3,956,543	State Street Bank and Trust Company	09/16/15	(73,201)
PLN	406,000	USD	109,789	State Street Bank and Trust Company	09/16/15	(2,029)
RUB	338,447,096	USD	5,978,574	State Street Bank and Trust Company	09/16/15	(6,159)
RUB	5,855,000	USD	104,966	State Street Bank and Trust Company	09/16/15	(1,646)
RUB	9,552,000	USD	171,490	State Street Bank and Trust Company	09/16/15	(2,931)
SEK	26,578,602	USD	3,240,661	State Street Bank and Trust Company	09/16/15	(29,431)
SEK	23,337,000	USD	2,857,521	State Street Bank and Trust Company	09/16/15	(37,942)
SEK	1,385,000	USD	170,643	State Street Bank and Trust Company	09/16/15	(3,307)
SGD	480,556	USD	355,994	Morgan Stanley Capital Services LLC	09/16/15	467
TRY	26,405,000	USD	9,410,863	State Street Bank and Trust Company	09/16/15	229,164
TRY	528,000	USD	192,169	State Street Bank and Trust Company	09/16/15	595
ZAR	287,295,358	USD	22,744,358	State Street Bank and Trust Company	09/16/15	560,240
ZAR	24,382,000	USD	1,931,549	State Street Bank and Trust Company	09/16/15	46,251
ZAR	8,647,000	USD	699,885	State Street Bank and Trust Company	09/16/15	1,536
USD	71,464	AUD	93,344	Morgan Stanley & Co. LLC	09/30/15	(206)
USD	923,355	AUD	1,207,000	State Street Bank and Trust Company	09/16/15	(4,081)
USD	1,200,497	AUD	1,557,000	State Street Bank and Trust Company	09/16/15	4,128
USD	42,251,034	AUD	54,894,999	State Street Bank and Trust Company	09/16/15	70,759
USD	700,000	BRL	2,244,550	State Street Bank and Trust Company	09/02/15	(5,989)
USD	43,265	BRL	137,000	State Street Bank and Trust Company	09/02/15	174
USD	212,559	BRL	678,913	State Street Bank and Trust Company	09/02/15	(983)
USD	470,463	BRL	1,541,000	State Street Bank and Trust Company	09/02/15	(14,235)
USD	7,464,613	BRL	24,469,000	State Street Bank and Trust Company	09/02/15	(231,736)
USD	600,000	BRL	1,964,400	State Street Bank and Trust Company	09/02/15	(17,872)
USD	4,044,759	CHF	3,772,547	Morgan Stanley Capital Services LLC	09/16/15	(2,479)
USD	7,326,086	CHF	6,780,000	State Street Bank and Trust Company	09/16/15	52,953
USD	693,733	CHF	634,904	Morgan Stanley Capital Services LLC	09/16/15	12,599
USD	227,250	CHF	209,025	Morgan Stanley & Co. LLC	09/30/15	2,894
USD	686,638	CHF	632,531	Morgan Stanley Capital Services LLC	09/16/15	8,050
USD	387,184	CHF	356,000	State Street Bank and Trust Company	09/16/15	5,291
USD	4,000,000	CHF	3,678,000	State Street Bank and Trust Company	07/22/15	63,201
USD	235,370	CHF	220,000	Morgan Stanley Capital Services LLC	09/16/15	(649)
USD	66,262	CHF	61,824	Morgan Stanley & Co. LLC	09/30/15	(96)
USD	562,574	CHF	521,000	Morgan Stanley Capital Services LLC	09/16/15	3,638
USD	2,996,575	CHF	2,800,000	Morgan Stanley Capital Services LLC	09/16/15	(7,302)
USD	6,476,302	CHF	6,038,018	State Street Bank and Trust Company	09/16/15	(882)
USD	71,370	CLP	45,435,711	Morgan Stanley Capital Services LLC	09/16/15	785
USD	19,560	CLP	12,452,289	Morgan Stanley Capital Services LLC	09/16/15	215
USD	534,000	CZK	12,844,000	State Street Bank and Trust Company	09/16/15	8,358
USD	26,527,621	CZK	642,127,600	State Street Bank and Trust Company	09/16/15	248,479
USD	24,573	DKK	163,701	Morgan Stanley & Co. LLC	09/30/15	46
USD	6,461,861	EUR	5,744,336	Morgan Stanley Capital Services LLC	09/16/15	51,081
USD	17,456,126	EUR	15,518,611	State Street Bank and Trust Company	09/16/15	137,083
USD	1,008,030	EUR	894,000	State Street Bank and Trust Company	09/16/15	10,296
USD	120,727	EUR	105,752	Morgan Stanley Capital Services LLC	09/16/15	2,706
USD	40,692	EUR	35,645	Morgan Stanley Capital Services LLC	09/16/15	912
USD	227,953	EUR	201,000	State Street Bank and Trust Company	09/16/15	3,631
USD	7,618,671	EUR	6,715,000	JPMorgan Chase Bank, N.A.	07/31/15	129,717
USD	11,353,950	EUR	10,000,000	State Street Bank and Trust Company	07/22/15	202,534
USD	1,913,269	EUR	1,680,901	Morgan Stanley Capital Services LLC	09/16/15	37,354
USD	745,446	EUR	656,124	Morgan Stanley Capital Services LLC	09/16/15	13,200
USD	202,939	EUR	178,959	Morgan Stanley Capital Services LLC	09/16/15	3,218
USD	3,639,080	EUR	3,255,000	JPMorgan Chase Bank, N.A.	07/31/15	8,917
USD	2,235,265	EUR	1,994,891	Morgan Stanley Capital Services LLC	09/16/15	8,932
USD	2,649,285	EUR	2,361,004	State Street Bank and Trust Company	09/16/15	14,327
USD	369,782	EUR	330,000	Morgan Stanley Capital Services LLC	09/16/15	1,496
USD	383,446	EUR	343,151	Morgan Stanley & Co. LLC	09/30/15	398
USD	681,668	EUR	609,290	Morgan Stanley Capital Services LLC	09/16/15	1,690
USD	2,244,366	EUR	2,010,000	Morgan Stanley Capital Services LLC	09/16/15	1,171

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	339,345	EUR	305,066	Morgan Stanley Capital Services LLC	09/16/15	$(1,114)
USD	412,328	EUR	370,000	Morgan Stanley Capital Services LLC	09/16/15	(599)
USD	698,403	EUR	621,526	Morgan Stanley Capital Services LLC	09/16/15	4,769
USD	7,150,576	EUR	6,339,444	State Street Bank and Trust Company	09/16/15	75,548
USD	664,863	GBP	429,190	Morgan Stanley Capital Services LLC	09/16/15	(9,128)
USD	11,747,400	GBP	7,471,000	State Street Bank and Trust Company	09/16/15	15,003
USD	917,644	GBP	580,000	JPMorgan Chase Bank, N.A.	07/31/15	6,503
USD	2,379,000	GBP	1,500,000	State Street Bank and Trust Company	07/22/15	22,448
USD	219,578	GBP	138,752	Morgan Stanley Capital Services LLC	09/16/15	1,685
USD	3,894,868	GBP	2,475,000	JPMorgan Chase Bank, N.A.	07/31/15	6,810
USD	314,292	GBP	200,000	Morgan Stanley Capital Services LLC	09/16/15	217
USD	133,068	GBP	84,664	Morgan Stanley & Co. LLC	09/30/15	126
USD	563,779	HKD	4,380,000	Morgan Stanley Capital Services LLC	07/26/17	(1,805)
USD	896,984	ILS	3,432,353	State Street Bank and Trust Company	09/16/15	(12,811)
USD	18,560,817	ILS	71,265,000	State Street Bank and Trust Company	09/16/15	(329,008)
USD	541,027	ILS	2,072,000	State Street Bank and Trust Company	09/16/15	(8,187)
USD	277,832	JPY	34,310,000	Morgan Stanley Capital Services LLC	09/16/15	(2,793)
USD	287,685	JPY	35,446,255	Morgan Stanley Capital Services LLC	09/16/15	(2,233)
USD	357,878	JPY	44,113,803	Morgan Stanley Capital Services LLC	09/16/15	(2,933)
USD	1,949,042	JPY	241,158,500	Morgan Stanley & Co. LLC	09/30/15	(23,921)
USD	2,410,477	JPY	298,364,000	State Street Bank and Trust Company	09/16/15	(29,825)
USD	463,111	JPY	56,910,302	Morgan Stanley Capital Services LLC	09/16/15	(2,364)
USD	292,492	JPY	35,941,429	Morgan Stanley Capital Services LLC	09/16/15	(1,476)
USD	51,114	JPY	6,298,900	Morgan Stanley & Co. LLC	09/30/15	(418)
USD	84,402	JPY	10,447,380	Morgan Stanley & Co. LLC	09/30/15	(1,070)
USD	2,106,594	JPY	260,067,210	Morgan Stanley & Co. LLC	09/30/15	(21,064)
USD	3,456,790	JPY	427,000,000	Morgan Stanley Capital Services LLC	09/16/15	(35,685)
USD	2,083,747	JPY	257,634,000	Morgan Stanley & Co. LLC	09/30/15	(24,004)
USD	402,802	JPY	49,858,860	Morgan Stanley Capital Services LLC	09/16/15	(4,998)
USD	501,317	JPY	61,300,000	Morgan Stanley Capital Services LLC	09/16/15	(62)
USD	36,330,741	JPY	4,483,940,031	Morgan Stanley Capital Services LLC	09/16/15	(343,845)
USD	227,046	JPY	28,043,890	Morgan Stanley Capital Services LLC	09/16/15	(2,327)
USD	4,873,713	KRW	5,469,523,997	State Street Bank and Trust Company	09/16/15	(2,274)
USD	36,450	KRW	40,823,900	Morgan Stanley Capital Services LLC	09/16/15	40
USD	11,097,548	MXN	172,184,000	State Street Bank and Trust Company	09/17/15	201,533
USD	137,291	MXN	2,119,000	State Street Bank and Trust Company	09/17/15	3,198
USD	12,093,925	NZD	17,386,196	State Street Bank and Trust Company	09/16/15	387,909
USD	3,759,778	NZD	5,464,000	State Street Bank and Trust Company	09/16/15	80,902
USD	433,767	NZD	634,000	State Street Bank and Trust Company	09/16/15	6,899
USD	2,627,691	TRY	7,372,250	State Street Bank and Trust Company	09/16/15	(63,795)
USD	3,630,912	ZAR	45,891,102	JPMorgan Chase Bank, N.A.	09/16/15	(92,159)

Total Forward Foreign Currency Exchange Contracts Outstanding						$1,502,162

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX BB CDSI S6 PRC Corp.	(5.00%)	05/11/63	Bank of America, N.A.	2,526,271 USD	$(16,364)	$(17,688)	$1,324
CMBX BB CDSI S6 PRC Corp.	(5.00%)	05/11/63	Credit Suisse International	5,147,056 USD	33,339	(40,116)	73,455
CMBX BB CDSI S6 PRC Corp.	(5.00%)	05/11/63	Morgan Stanley Capital Services LLC	432,982 USD	2,805	(3,889)	6,694
CMBX BB CDSI S6 PRC Corp.	(3.00%)	01/17/47	JPMorgan Chase Bank, N.A.	2,152,785 USD	60,587	15,042	45,545
CMBX BB CDSI S6 PRC Corp.	(5.00%)	05/11/63	JPMorgan Chase Bank, N.A.	3,376,850 USD	21,873	(33,390)	55,263
CMBX.NA.BBB-.6	(3.00%)	05/11/63	Credit Suisse International	2,226,272 USD	15,442	(16,850)	32,292

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.6	(3.00%)	05/11/63	Morgan Stanley Capital Services LLC	1,690,314 USD	$11,725	$(19,941)	$31,666
CMBX.NA.BBB-.7	(3.00%)	01/17/47	Morgan Stanley Capital Services LLC	1,262,289 USD	35,525	11,727	23,798
CMBX.NA.BBB-.7	(3.00%)	01/17/47	Credit Suisse International	6,007,562 USD	169,075	100,590	68,485
iTraxx CEEMA Series 21 Version 1	(1.00%)	06/20/19	JPMorgan Chase Bank, N.A.	80,000 USD	6,079	5,930	149

Total OTC Credit Default Swaps on Index Outstanding (Buy Protection)					$340,086	$1,415	$338,671

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at June 30, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CDS USD SR 5Y D14	(1.00)%	06/20/20	JPMorgan Chase Bank, N.A.	4,722,000 USD	$328,913	$299,774	$29,139
Subfin CDSI S23 5Y CORP	(1.00)%	06/20/20	JPMorgan Chase Bank, N.A.	3,779,000 EUR	158,173	129,748	28,425

Total OTC Credit Default Swaps on Single-Name Issues Outstanding (Buy Protection)					$487,086	$429,522	$57,564

OTC Total Return Swaps Outstanding at June 30, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Airbus Group	12/28/15	Credit Suisse Securities (Europe) Limited	1,937,004 EUR	$(39,700)
Alcatel Lucent	12/28/15	Credit Suisse Securities (Europe) Limited	6,711,620 EUR	(65,815)
Alstom	12/28/15	Credit Suisse Securities (Europe) Limited	1,684,435 EUR	(53,853)
Altice SA	11/07/16	Credit Suisse Securities (Europe) Limited	10,976,490 EUR	586,428
Altice SA	05/24/17	Morgan Stanley Capital Services LLC	2,399,442 EUR	131,015
Amadeus IT Holding SA	12/29/15	Credit Suisse Securities (Europe) Limited	2,385,427 EUR	32,372
Assicurazioni Generali	12/28/15	Credit Suisse Securities (Europe) Limited	1,931,936 EUR	(19,808)
Astrazeneca PLC	06/23/16	Morgan Stanley Capital Services LLC	6,157,016 GBP	(1,108,744)
Atlantia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	2,565,820 EUR	72,803
Atos	12/28/15	Credit Suisse Securities (Europe) Limited	4,528,793 EUR	(44,065)
Autozone, Inc.	05/24/17	Morgan Stanley Capital Services LLC	14,442,695 USD	(164,366)
Barclays PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,599,742 GBP	(68,608)
Bayer AG REG	03/02/17	Morgan Stanley Capital Services LLC	6,214,332 EUR	(286,499)
Bayer AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	5,474,575 EUR	73,801
Beazer Homes USA, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	3,447,276 USD	266,177
Beazer Homes USA, Inc.	05/24/17	Morgan Stanley Capital Services LLC	86,859 USD	6,707
BG Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	4,698,268 GBP	(194,541)
BG Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	3,107,973 GBP	(218,004)
BNP Parbias SA	12/28/15	Credit Suisse Securities (Europe) Limited	3,191,734 EUR	12,529
BP PLC	12/29/15	Credit Suisse Securities (Europe) Limited	956,205 GBP	(51,457)
Burlington Stores, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,337,118 USD	47,100
Burlington Stores, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	6,359,264 USD	191,930
Cadence Design SYS, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	5,769,622 USD	(46,576)
Cadence Design SYS, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,586,610 USD	(11,872)
Cap Gemini	12/28/15	Credit Suisse Securities (Europe) Limited	127,882 EUR	(4,532)
Carrefour SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,265,866 EUR	(69,290)
Cembra Money Bank AG	12/27/16	Credit Suisse Securities (Europe) Limited	1,008,658 CHF	441
CRH PLC	12/28/16	Credit Suisse Securities (Europe) Limited	1,651,493 GBP	(160,456)
Criteo SA Spon ADR	07/27/15	Credit Suisse Securities (Europe) Limited	2,171,372 USD	112,593
Dassault Aviation SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,369,390 EUR	(87,677)
Dynegy, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	4,693,535 USD	(640,217)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dynegy, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,038,773 USD	$(450,033)
Electricite De France EDF	12/28/15	Credit Suisse Securities (Europe) Limited	2,456,426 EUR	(33,809)
Enel SpA	12/28/15	Credit Suisse Securities (Europe) Limited	1,239,815 EUR	(20,110)
ENI SpA	12/28/15	Credit Suisse Securities (Europe) Limited	1,325,450 EUR	16,898
Ferrovial SA	12/29/16	Credit Suisse Securities (Europe) Limited	1,049,138 EUR	(14,252)
Fresenius Medical Care AG & Co. KgaA	12/24/15	Credit Suisse Securities (Europe) Limited	3,928,613 EUR	(15,326)
General Motors Co.	05/24/17	Morgan Stanley Capital Services LLC	5,086,494 USD	(224,580)
General Motors Co.	06/08/16	Credit Suisse Securities (Europe) Limited	4,073,219 USD	(244,669)
HCA Holdings, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	6,357,835 USD	522,551
HCA Holdings, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,013,235 USD	329,921
Home Deport, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	8,108,837 USD	82,555
Home Deport, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,444,186 USD	17,631
Impax Laboratories, Inc.	05/24/17	Morgan Stanley Capital Services LLC	1,848,968 USD	1,608
Imperial Tobacco Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	4,934,874 GBP	(264,194)
Lafarge SA	12/28/15	Credit Suisse Securities (Europe) Limited	3,449,896 EUR	8,459
Linde AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,882,542 EUR	25,739
Lloyds Banking Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,434,852 GBP	(50,490)
Lloyds Banking Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	6,993,324 GBP	(204,370)
Masonite International Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	5,745,494 USD	187,004
Masonite International Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,784,101 USD	105,952
Mead Johnson Nutrition Co.	07/27/15	Credit Suisse Securities (Europe) Limited	3,269,375 USD	(26,598)
Mohawk Industries, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	4,793,930 USD	46,912
Mohawk Industries, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,505,687 USD	(20,248)
Next PLC	12/28/16	Credit Suisse Securities (Europe) Limited	2,944,832 GBP	(64,610)
Nokia Oyj	10/14/16	Credit Suisse Securities (Europe) Limited	504,839 EUR	(12,129)
Numericable SFR	11/07/16	Credit Suisse Securities (Europe) Limited	5,928,723 EUR	90,900
Numericable SFR	05/24/17	Morgan Stanley Capital Services LLC	963,413 EUR	13,825
Orange	12/28/15	Credit Suisse Securities (Europe) Limited	2,848,860 EUR	60,943
Pirelli & Co.	12/28/15	Credit Suisse Securities (Europe) Limited	1,816,917 EUR	(7,996)
Prudential PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,262,106 GBP	(93,713)
Publicis Groupe	12/28/15	Credit Suisse Securities (Europe) Limited	3,273,092 EUR	(61,664)
Pultegroup, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	6,099,060 USD	242,326
Pultegroup, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,002,383 USD	95,172
Puma SE	12/24/15	Credit Suisse Securities (Europe) Limited	392,168 EUR	(12,232)
Renault SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,477,660 EUR	28,982
Roche Holding AG Genusschein	12/27/16	Credit Suisse Securities (Europe) Limited	3,206,856 CHF	(22,112)
Royal Bank of Scotland Group	12/28/16	Credit Suisse Securities (Europe) Limited	6,917,808 GBP	(326,384)
RSA Insurance Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,623,937 GBP	(242,291)
RWE AG	12/24/15	Credit Suisse Securities (Europe) Limited	1,446,139 EUR	(26,720)
SabMiller PLC	12/29/15	Credit Suisse Securities (Europe) Limited	3,728,138 GBP	7,989
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,800,439 EUR	(3,954)
Sanofi Aventis	12/28/15	Credit Suisse Securities (Europe) Limited	3,169,308 EUR	46,245
Shire PLC	12/28/16	Credit Suisse Securities (Europe) Limited	9,742,400 GBP	(848,578)
Shire PLC	06/23/16	Morgan Stanley Capital Services LLC	5,402,814 GBP	(534,888)
Six Flags Entertainment Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	10,209,722 USD	(603,973)
Six Flags Entertainment Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,271,853 USD	(127,823)
Skandinaviska Enskilda Ban A	12/28/15	Credit Suisse Securities (Europe) Limited	35,926,159 SEK	79,098
Smith & Nephew PLC	12/29/15	Credit Suisse Securities (Europe) Limited	6,444,210 GBP	(154,349)
Societe Generale SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,786,051 EUR	(2,964)
Telecom Italia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	2,548,203 EUR	43,082
Tim Participacoes ADR	07/27/15	Credit Suisse Securities (Europe) Limited	2,554,076 USD	186,551
TUI AG DI	12/24/15	Credit Suisse Securities (Europe) Limited	3,043,545 EUR	(331,481)
UBM PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,285,949 GBP	(26,680)
United Rentals, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	4,158,992 USD	(160,628)
United Rentals, Inc.	05/24/17	Morgan Stanley Capital Services LLC	1,943,478 USD	(39,934)
Visa, Inc.	05/24/17	Morgan Stanley Capital Services LLC	11,787,441 USD	(227,299)
Vodafone Group PLC	11/22/16	Credit Suisse Securities (Europe) Limited	5,292,992 GBP	(320,712)
Vodafone Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	3,921,136 GBP	(35,975)

Total Buys				$5,419,609

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Sells
ABB Ltd. REG	12/27/16	Credit Suisse Securities (Europe) Limited	285,999 CHF	$20,413
ADT Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	5,122,904 USD	407,360
ADT Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,157,633 USD	261,482
AGCO Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	4,966,410 USD	(547,723)
AGCO Corp.	05/24/17	Morgan Stanley Capital Services LLC	4,302,380 USD	(273,236)
Allianz SE REG	12/24/15	Credit Suisse Securities (Europe) Limited	1,202,968 EUR	480
America Movil ADR	09/01/16	Credit Suisse Securities (Europe) Limited	825,400 USD	(40,638)
Anheuser Busch Inbev SPN ADR	07/27/15	Credit Suisse Securities (Europe) Limited	1,168,121 USD	(2,620)
Avon Products, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,895,956 USD	296,861
Avon Products, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	3,504,121 USD	195,554
AXA SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,498,145 EUR	(68,728)
Blackberry Ltd.	06/08/16	Credit Suisse Securities (Europe) Limited	4,916,679 USD	633,566
Blackberry Ltd.	05/24/17	Morgan Stanley Capital Services LLC	6,267,776 USD	273,931
Bovespa Index	08/12/15	Morgan Stanley Capital Services LLC	25,530,349 BRL	(35,184)
British American Tobacco PLC	12/29/15	Credit Suisse Securities (Europe) Limited	498,553 GBP	26,020
Cablevision Systems Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	1,877,111 USD	(9,456)
Cablevision Systems Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,331,397 USD	60,379
Chesapeake Energy Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	3,065,235 USD	261,085
Chesapeake Energy Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,641,477 USD	175,460
CSL LTD	07/07/16	Morgan Stanley Capital Services LLC	2,702,167 AUD	94,721
Distribuidora Internacional	12/29/15	Credit Suisse Securities (Europe) Limited	1,072,903 EUR	23,453
Ericsson LM	12/28/15	Credit Suisse Securities (Europe) Limited	4,658,222 SEK	30,324
Faurecia	12/28/15	Credit Suisse Securities (Europe) Limited	504,171 EUR	11,346
Groupon, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	4,985,690 USD	547,102
Groupon, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,614,578 USD	317,051
GUESS?, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,116,193 USD	146,953
Heineken NV	12/28/15	Credit Suisse Securities (Europe) Limited	617,327 EUR	(4,478)
iBoxx Liquid Yield Index	09/21/15	JPMorgan Chase Bank, N.A.	450,000 USD	4,218
iBoxx Liquid Yield Index	09/21/15	JPMorgan Chase Bank, N.A.	1,170,000 USD	(6,771)
iBoxx Liquid Yield Index	09/21/15	JPMorgan Chase Bank, N.A.	1,080,000 USD	3,815
iShares MSCI Brazil Capped ETF	07/27/15	Credit Suisse Securities (Europe) Limited	424,909 USD	4,109
J.C. Penny Co., Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	3,741,737 USD	(40,186)
J.C. Penny Co., Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,213,765 USD	(16,625)
K S AG REG	11/07/16	Credit Suisse Securities (Europe) Limited	4,522,435 EUR	(1,962,052)
K S AG REG	05/24/17	Morgan Stanley Capital Services LLC	2,371,145 EUR	(1,024,192)
Keurig Green Mountain, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,126,846 USD	646,817
KOSPI 200 Index	09/10/15	Morgan Stanley Capital Services LLC	8,122,150,720 KRW	44,960
L’Oreal	12/28/15	Credit Suisse Securities (Europe) Limited	139,969 EUR	4,603
Mattel, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	4,171,848 USD	29,027
Mattel, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,145,272 USD	6,785
Muenchener Rueckver AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	1,313,789 EUR	20,885
Nestle SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	285,035 CHF	7,490
Philp Morris International	07/27/15	Credit Suisse Securities (Europe) Limited	829,238 USD	21,926
Pilgrim’s Pride Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	4,953,358 USD	242,027
Pilgrim’s Pride Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,777,543 USD	72,136
Reed Elsevier NV	12/28/15	Credit Suisse Securities (Europe) Limited	1,201,771 EUR	9,380
Royal Dutch Petroleum	12/29/15	Credit Suisse Securities (Europe) Limited	1,986,796 GBP	120,668
Royal Dutch Petroleum	12/28/16	Credit Suisse Securities (Europe) Limited	2,391,043 GBP	212,919
RR Donnelley & Sons Co.	06/08/16	Credit Suisse Securities (Europe) Limited	5,527,049 USD	257,002
RR Donnelley & Sons Co.	05/24/17	Morgan Stanley Capital Services LLC	4,325,812 USD	152,948
Sainsbury (J) PLC	12/29/15	Credit Suisse Securities (Europe) Limited	610,888 GBP	(22,589)
SAP SE	12/24/15	Credit Suisse Securities (Europe) Limited	629,170 EUR	18,120
Siemens AG Reg	12/24/15	Credit Suisse Securities (Europe) Limited	1,297,148 EUR	31,318
Solid Border	06/08/16	Credit Suisse Securities (Europe) Limited	10,976,851 USD	(544,925)
Solid Border	05/24/17	Morgan Stanley Capital Services LLC	7,956,356 USD	(226,124)
Sprint Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	3,421,507 USD	44,435
Sprint Corp.	05/24/17	Morgan Stanley Capital Services LLC	1,747,560 USD	(1,930)
Standard Chartered PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,037,521 GBP	58,601
Stora Enso Oyj	11/07/16	Credit Suisse Securities (Europe) Limited	3,777,001 EUR	(173,079)
Stora Enso Oyj	05/24/17	Morgan Stanley Capital Services LLC	3,239,964 EUR	(77,623)

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Telefonica Brasil	07/27/15	Credit Suisse Securities (Europe) Limited	1,256,251 USD	$(37,762)
Telefonica SA	12/29/15	Credit Suisse Securities (Europe) Limited	1,051,839 EUR	1,837
Tesla Motors, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	934,919 USD	(66,764)
Tesla Motors, Inc.	05/24/17	Morgan Stanley Capital Services LLC	299,955 USD	(21,420)
Unilever DR	12/28/15	Credit Suisse Securities (Europe) Limited	1,167,267 EUR	(17,118)
Unilever PLC	12/29/15	Credit Suisse Securities (Europe) Limited	423,742 GBP	11,269
United States Steel Corp.	06/08/16	Credit Suisse Securities (Europe) Limited	3,073,633 USD	354,701
United States Steel Corp.	05/24/17	Morgan Stanley Capital Services LLC	1,493,306 USD	75,124
UPM-Kymmene Oyj	11/07/16	Credit Suisse Securities (Europe) Limited	4,086,185 EUR	(123,838)
UPM-Kymmene Oyj	05/24/17	Morgan Stanley Capital Services LLC	1,358,671 EUR	(4,520)
Volkswagen AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,988,048 EUR	11,968
Whole Foods Market, Inc.	06/08/16	Credit Suisse Securities (Europe) Limited	1,646,618 USD	35,139
Whole Foods Market, Inc.	05/24/17	Morgan Stanley Capital Services LLC	838,195 USD	8,930
Wynn Resorts Ltd.	06/08/16	Credit Suisse Securities (Europe) Limited	26,109 USD	1,047
Wynn Resorts Ltd.	05/24/17	Morgan Stanley Capital Services LLC	12,057,777 USD	346,339

Total Sells				$1,294,503

Total OTC Total Return Swaps Outstanding				$(4,125,106)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2015

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	Three-Month Libor	3.000%	09/18/45	Credit Suisse Securities (USA) LLC	1,156,000 USD	$8,000	$14,103	$(6,103)
Receives	Three-Month Libor	1.500%	09/18/17	Credit Suisse Securities (USA) LLC	19,610,000 USD	(173,298)	(118,019)	(55,279)
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	2,311,250 USD	(30,971)	—	(30,971)
Receives	Three-Month Libor	2.250%	09/16/20	Credit Suisse Securities (USA) LLC	7,916,000 USD	(139,322)	(85,798)	(53,524)
Receives	Three-Month Libor	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	21,840	—	21,840
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(28,555)	—	(28,555)
Receives	Three-Month Libor	2.750%	09/16/25	Credit Suisse Securities (USA) LLC	983,000 USD	(20,267)	(13,762)	(6,505)

Total Centrally Cleared Interest Rate Swaps						$(362,573)	$(203,476)	$(159,097)

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
VRN	Variable Rate Notes
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended June 30, 2015 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two series that have commenced operations, Blackstone Alternative Multi-Manager Fund (“Multi-Manager Fund”) and Blackstone Alternative Multi-Strategy Fund (“Multi-Strategy Fund”) (each individually referred to as a “Fund”, and collectively, the “Funds”). The Multi-Manager Fund and the Multi-Strategy Fund are non-diversified funds that commenced operations offering Class I Shares on August 6, 2013 and June 16, 2014, respectively. The Multi-Strategy Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively.

The investment adviser of the Funds is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of each Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage each Fund’s day-to-day investment activities. Each Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Funds’ objectives by allocating the Funds’ assets among a variety of non-traditional or, “alternative,” investment strategies. The Investment Adviser determines the allocations of the Funds’ assets and allocates a majority of the Funds’ assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Funds’ assets directly. Each Sub-Adviser is responsible for the day-to-day management of the Funds’ assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

Each Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Funds. One of each Fund’s Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd. and Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiaries”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., (the “Domestic Subsidiaries III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiaries IV”), are Delaware limited liability companies. The Cayman Subsidiaries invest, directly or indirectly through the use of derivatives, in securities and commodity interests. Domestic Subsidiaries III and Domestic Subsidiaries IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated schedule of investments include the schedule of investments of the Multi-Manager Fund and its applicable Subsidiaries and the Multi-Strategy Fund and its applicable Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Funds and the Cayman Subsidiaries are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Funds and the Cayman Subsidiaries, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. None of the Domestic Subsidiaries III and Domestic Subsidiaries IV intend to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiaries III and the Domestic Subsidiaries IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the respective Prospectus of each of the Funds.

2. Basis of Presentation

Each Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

The Funds are investment companies in accordance with Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2015 (Unaudited)

3. Significant Accounting Policies

The net asset value (“NAV”) of each Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, each Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments and other investments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing function of each Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of a Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of each Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of June 30, 2015.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Funds do not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

•

Level 3 –  pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause an investment to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to each Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Funds may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”) as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2015, no such adjustments have been made.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 securities are valued by broker quotes or pricing services that may employ valuation techniques with unobservable inputs. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2015 (Unaudited)

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If there is no quoted price available, the Funds may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Loans

The Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. Each Fund invests in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Funds may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage-related securities (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although ABS and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Funds’ investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Investment Adviser, it is possible that the Fund could lose all or substantially all of its investment.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2015 (Unaudited)

Securities Sold Short

The Funds may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby a Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby a Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Funds are obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Funds establish a liability to represent securities due under the Short Sale agreement. The Funds are liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments on securities sold short. A realized gain or loss is recognized when the short position is closed as a net realized gain or loss from investments on securities sold short.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2015, the face values of open reverse repurchase agreements for Multi-Manager Fund and Multi-Strategy Fund were $151,046,000 and $139,658,000, respectively.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

Securities Lending

The Funds may lend securities, through their agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to each Fund on the next Business Day. The initial collateral received by each Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that each Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending is included in investment income. As of June 30, 2015, the market value of securities loaned for Multi-Manager Fund and Multi-Strategy Fund amounted to $47,809,509 and $53,344,179, respectively, and each Fund had received cash collateral of $48,753,906 and $54,012,430, respectively.

The securities lending agreement entered into by each Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Funds can reinvest cash collateral.

4. Derivative Financial Instruments

In the normal course of business, the Funds enter into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Funds or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g. inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Funds use derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2015 (Unaudited)

changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, each Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Funds, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. Each Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Funds may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Funds may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. A Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Funds purchase and write call and put options. An option contract purchased by a Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by a Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Funds may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. A Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Funds may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of a Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2015 (Unaudited)

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Funds may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between a Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Funds as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by a Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Funds may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. A Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by a Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Funds may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Funds may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2015 (Unaudited)

but may include bankruptcy, failure to pay, restructurings and obligation acceleration. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Funds’ Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of each Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2015:

Multi-Manager Fund

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$574,654,234	$1,422,908	$—	$576,077,142
Preferred Stock	480,404	—	—	480,404
Asset-Backed Securities	—	130,646,130	—	130,646,130
Convertible Bonds	—	10,198,367	—	10,198,367
Bank Loans	—	14,857,880	—	14,857,880
Corporate Bonds & Notes	—	81,277,070	—	81,277,070
Sovereign Debt	—	33,020,349	—	33,020,349
Mortgage-Backed Securities	—	307,926,840	11,930,962	319,857,802
U.S. Government Sponsored Agency Securities	—	27,528,890	—	27,528,890
Exchange-Traded Funds	2,693,485	—	—	2,693,485
Rights	3,991	—	—	3,991
Purchased Options	4,440,766	1,093,668	—	5,534,434
Total Investments in Securities	$582,272,880	$607,972,102	$11,930,962	$1,202,175,944
Forward Foreign Currency Exchange Contracts	—	2,481,252	—	2,481,252
Futures Contracts	6,720,572	—	—	6,720,572
OTC Credit Default Swaps	—	670,678	—	670,678
OTC Total Return Swaps	—	7,217,372	—	7,217,372
Interest Rate Swaps	—	296,113	—	296,113
Total Assets	$588,993,452	$618,637,517	$11,930,962	$1,219,561,931

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$288,112,311	$4,213,065	$—	$292,325,376
Options Written	579,507	597,211	—	1,176,718
Reverse Repurchase Agreements	—	151,256,491	—	151,256,491
Securities Lending Collateral	—	48,753,906	—	48,753,906
Forward Foreign Currency Exchange Contracts	—	1,397,573	—	1,397,573
Futures Contracts	6,111,561	—	—	6,111,561
OTC Credit Default Swaps	—	11,994	—	11,994
OTC Total Return Swaps	—	10,165,581	—	10,165,581
Interest Rate Swaps	—	749,312	—	749,312
Total Liabilities	$294,803,379	$217,145,133	$—	$511,948,512

During the period ended June 30, 2015, the amount of transfers from Level 2 to Level 1 was $55,532,238. As of March 31, 2015, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities. As of June 30, 2015, no Fair Value Factor was applied as price movements did not meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3. The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2015 (Unaudited)

The changes in investments measured at fair value for which the Multi-Manager Fund used Level 3 inputs to determine fair value are as follows:

Multi-Manager Fund

Asset Description: Investments in Securities	Mortgage-Backed Securities
Balance as of April 1, 2015	$11,930,962
Transfers In	—
Transfers Out	—
Purchases	—
Sales	—
Net realized gain (loss)	—
Net change in unrealized appreciation	—

Balance as of June 30, 2015	$11,930,962

Net change in unrealized appreciation related to investments held as of June 30, 2015	$—

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of June 30, 2015.

Assets	Fair Value at June 30, 2015	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Mortgage-Backed Securities	$11,930,962	Discounted Cash Flow	Discount Rate	9.95%
			Revenue CAGR	3.05%
			Exit Cap Rate	8.21%

Total Investments in Securities	$11,930,962

Multi-Strategy Fund

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$791,822,861	$1,825,470	$—	$793,648,331
Preferred Stock	275,958	—	—	275,958
Asset-Backed Securities	—	224,813,351	—	224,813,351
Convertible Bonds	—	6,192,972	—	6,192,972
Bank Loans	—	2,697,280	—	2,697,280
Corporate Bonds & Notes	—	58,701,936	—	58,701,936
Sovereign Debt	—	41,305,348	—	41,305,348
Mortgage-Backed Securities	—	366,658,617	19,084,537	385,743,154
U.S. Government Sponsored Agency Securities	—	11,504,617	—	11,504,617
Exchange-Traded Funds	1,047,725	—	—	1,047,725
Investment in Investee Fund	218,880	—	—	218,880
Rights	2,698	—	—	2,698
Purchased Options	7,319,234	594,718	—	7,913,952
Total Investments in Securities	$800,687,356	$714,294,309	$19,084,537	$1,534,066,202
Forward Foreign Currency Exchange Contracts	—	3,571,493	—	3,571,493
Futures Contracts	8,277,791	—	—	8,277,791
OTC Credit Default Swaps	—	843,536	—	843,536
OTC Total Return Swaps	—	10,418,323	—	10,418,323
Interest Rate Swaps	—	29,840	—	29,840
Total Assets	$808,965,147	$729,157,501	$19,084,537	$1,557,207,185

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$400,865,085	$2,572,615	$—	$403,437,700
Options Written	794,320	135,082	—	929,402
Reverse Repurchase Agreements	—	139,809,108	—	139,809,108
Securities Lending Collateral	—	54,012,430	—	54,012,430
Forward Foreign Currency Exchange Contracts	—	2,069,331	—	2,069,331
Futures Contracts	8,376,587	—	—	8,376,587
OTC Credit Default Swaps	—	16,364	—	16,364
OTC Total Return Swaps	—	14,543,429	—	14,543,429
Interest Rate Swaps	—	392,413	—	392,413
Total Liabilities	$410,035,992	$213,550,772	$—	$623,586,764

During the period ended June 30, 2015, the amount of transfers from Level 2 to Level 1 was $49,416,420. As of March 31, 2015, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities. As of June 30, 2015, no Fair Value Factor was applied as price movements did not meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3. The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period.

The changes in investments measured at fair value for which the Multi-Strategy Fund used Level 3 inputs to determine fair value are as follows:

Multi-Strategy Fund

Asset Description: Investments in Securities	Mortgage-Backed Securities
Balance as of April 1, 2015	$19,084,537
Transfers In	—
Transfers Out	—
Purchases	—
Sales	—
Net realized gain (loss)	—
Net change in unrealized appreciation	—

Balance as of June 30, 2015	$19,084,537

Net change in unrealized appreciation related to investments held as of June 30, 2015	$—

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of June 30, 2015.

Assets	Fair Value at June 30, 2015	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Mortgage-Backed Securities	$19,084,537	Discounted Cash Flow	Discount Rate	9.95%
			Revenue CAGR	3.05%
			Exit Cap Rate	8.21%

Total Investments in Securities	$19,084,537

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 28, 2015

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

August 28, 2015